AS FILED WITH THE SEC ON __________.                  REGISTRATION NO. 333-01031

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                        POST-EFFECTIVE AMENDMENT NO. 3 TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                  ------------

                  THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2
                              (Exact Name of Trust)


                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)


                                PRUDENTIAL PLAZA
                          NEWARK, NEW JERSEY 07102-3777
                                 (201) 802-6000
          (Address and telephone number of principal executive offices)

                                  ------------

                             C. CHRISTOPHER SPRAGUE
                            ASSISTANT GENERAL COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               100 Mulberry Street
                                3 Gateway Center
                          NEWARK, NEW JERSEY 07102-4077
                     (Name and address of agent for service)


                                  ------------


It is proposed that this filing will become effective (check appropriate space):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ] on ______________________________ pursuant to paragraph (b) of Rule 485
                     (date)

     [x] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on __________________ pursuant to paragraph (a)(1) of Rule 485
                 (date)

                              CROSS REFERENCE SHEET
                          [AS REQUIRED BY FORM N-8B-2]

N-8B-2 ITEM NUMBER                                                LOCATION
------------------                                                --------

 1.                                Cover Page

 2.                                Cover Page

 3.                                Not Applicable

 4.                                Sale of the Contract and Sales Commissions

 5.                                The Prudential Variable Contract Account GI-2

 6.                                The Prudential Variable Contract Account GI-2

 7.                                Not Applicable

 8.                                Not Applicable

 9.                                Litigation

10. Brief Description of the Group Contract and Certificate; How Prudential Issues Certificates; Applicant Owner Provision; A "Free Look" Period; Procedures; Premiums; Effective Date of Insurance; How You Can Change the Way Prudential Allocates Future Premium Payments; How You Can Transfer Amounts In Your Certificate Fund From One Investment Option to Another; Dollar Cost Averaging; Death Benefits; Changes in Face Amount; Charges and Expenses; Reduction of Charges; Dividends or Experience Credits; Cash Surrender Value; Full Surrenders; Paid-Up Coverage; Partial Withdrawals; Loans; Telephone and Electronic Transactions; Lapse; Termination of a Group Contractholder's Participation in Group Contract; Participants Who Are No Longer Eligible Group Members; Options on Termination of Coverage; Reinstatement; Tax Treatment of Certificate Benefits; ERISA Considerations; When Proceeds Are Paid; Beneficiary; Incontestability; Misstatement of Age; Suicide Exclusion; Assignment; Voting Rights; Substitution of Fund Shares; Additional Insurance Benefits

11. Brief Description of the Group Contract and Certificate; The Prudential Variable Contract Account GI-2; The Funds

12. Cover Page; Brief Description of the Group Contract and Certificate; The Funds; Sale of the Contract and Sales Commissions

13. Brief Description of the Group Contract and Certificate; Premiums; Reduction of Charges; Sale of the Contract

N-8B-2 ITEM NUMBER                                                LOCATION
------------------                                                --------

                                   and Sales Commissions


14. Brief Description of the Group Contract and Certificate; How Prudential Issues Certificates; Procedures

15. Brief Description of the Group Contract and Certificate; Procedures; How You Can Change the Way Prudential Allocates Future Premium Payments; How You Can Transfer Amounts in Your Certificate Fund From One Investment Option to Another

16. Brief Description of the Group Contract and Certificate; Detailed Information About the Certificates

17. Death Benefits; Full Surrenders; Partial Withdrawals; Loans; When Proceeds Are Paid

18.                                The Prudential Variable Contract Account
                                   GI-2; The Funds

19.                                Reports

20.                                Not Applicable

21.                                Loans

22.                                Not Applicable

23.                                Not Applicable

24.                                Incontestability; Misstatement of Age;
                                   Suicide Exclusion; Assignment

25.                                The Prudential Insurance Company of America

26.                                The Funds; Charges and Expenses

27. General Information About Prudential; The Prudential Variable Contract Account GI-2, and The Variable Investment Options under the Certificates

28.                                The Prudential Insurance Company of America;
                                   Directors and Officers of Prudential

29.                                The Prudential Insurance Company of America

30.                                Not Applicable

31.                                Not Applicable

32.                                Not Applicable

N-8B-2 ITEM NUMBER                     LOCATION
------------------                     --------

33.                                Not Applicable

34.                                Not Applicable

35.                                The Prudential Insurance Company of America

36.                                Not Applicable

37.                                Not Applicable

38.                                Sale of the Contract and Sales Commissions

39.                                Sale of the Contract and Sales Commissions

40.                                Not Applicable

41.                                Sale of the Contract and Sales Commissions

42.                                Not Applicable

43.                                Not Applicable

44. Brief Description of the Group Contract and Certificate; The Funds; Premiums; Cash Surrender Value

45.                                Not Applicable

46. Brief Description of the Group Contract and Certificate; The Prudential Variable Contract Account GI-2; The Funds; Death Benefits; Full Surrenders; Partial Withdrawals

47.                                The Prudential Variable Contract Account
                                   GI-2; The Funds

48.                                Not Applicable

49.                                Not Applicable

50.                                Not Applicable

51. Brief Description of the Group Contract and Certificate; Detailed Information About the Certificates

52.                                Substitution of Fund Shares

53.                                Tax Treatment of Certificate Benefits; ERISA
                                   Considerations

54.                                Not Applicable

55.                                Not Applicable

N-8B-2 ITEM NUMBER                     LOCATION
------------------                     --------

56.                                Not Applicable

57.                                Not Applicable

58.                                Not Applicable

59. Financial Statements; Consolidated Financial Statements of The Prudential Insurance Company of America and Subsidiaries

                                     PART I

                            INFORMATION IN PROSPECTUS

PROSPECTUS
May 1, 1999

The Prudential Insurance Company of America
The Prudential Variable Contract Account GI - 2

Group Variable Universal Life Insurance

This document is a prospectus. It tells you about Group Variable Universal Life Insurance contracts offered by The Prudential Insurance Company of America ("Prudential," "we," "our," or "us") for insurance programs that are sponsored by groups.

We will give a Certificate to each Eligible Group Member or Applicant Owner who buys coverage under a Group Contract. We will refer to each person who buys coverage as a "Participant." When we use the terms "you" or "your", we mean a Participant. Certain Group Contracts may also permit a Participant to apply for separate insurance coverage for his or her dependents.

The Group Contracts and Certificates provide life insurance protection with flexible premium payments and a choice of underlying investment options. The Death Benefit and Cash Surrender Value will change daily, depending on the performance of the investment options you select. The Death Benefit will usually not be less than the Face Amount of the Certificate. Surrenders, partial withdrawals and loans are available but certain rules and limits apply to how they work.

We have tried to make this prospectus easy to understand. Still, the meaning of some terms are special because they describe concepts used mostly in insurance contracts. To help you understand what these terms mean, we added a Definitions of Special Terms section on page XX. It's easy to recognize a defined term -- we capitalize them.

A word about replacing your life insurance. You should know that, most times, it is not in your best interest to replace one life insurance policy with another one. When you need additional life insurance, it is usually better for you to add coverage -- either by asking for a new policy or by buying additional insurance -- than it is for you to replace a policy. In that way, you don't lose benefits under the policy you already have.

If you are thinking about replacing a life insurance policy you already have so that you can obtain Group Variable Universal Life Insurance, you should consider your choices carefully. Compare the costs and benefits of adding coverage to your current policy against the costs and benefits of Group Variable Universal Life Insurance. You should also get advice from a tax advisor.

You should read this prospectus carefully and keep it for future reference. This document will be followed by prospectuses for each of the Funds under the group program that will be available to you. For some Group Contracts, this prospectus will be accompanied by a supplement that describes the unique features of the Group Contract and Certificates. For those Group Contracts, the prospectus and the supplement together provide all the information you need to know about Group Variable Universal Life Insurance, and you should read them together.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                   The Prudential Insurance Company of America
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone (800) 562-9874

The SEC maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding issuers that file electronically with the SEC.

The Prudential Variable Contract Account GI-2

The Prudential Variable Contract Account GI-2 (called the "Separate Account") has 136 variable investment options. We call each option a "Subaccount." We will invest the assets of each Subaccount in The Prudential Series Fund, Inc. (called the "Series Fund") or in certain other mutual fund portfolios. When we refer to "Funds" in this prospectus, we mean all or any of these funds.

We will permit each Group Contractholder to choose up to 20 of these Funds. The Series Fund Money Market Portfolio must be one of the selected Funds. Generally, half of the Funds selected by the Group Contractholder must be from the Series Fund.

You may then choose as investment options from among the Funds selected by your Group Contractholder. You may also choose to invest in the Fixed Account. (The Fixed Account is an investment option for which Prudential guarantees that the effective annual interest rate will be at least 4%.)

Once you select the investment options you want, Prudential will direct your premium payments to the Subaccount associated with those Funds or to the Fixed Account.

We describe the Funds chosen by your Group Contractholder briefly in the section called "The Funds." It starts on page XX. We will send you a prospectus for each Fund selected by your Group Contractholder. The Fund prospectuses tell you about the objectives and policies for each Fund, as well as about the risks of investing in each Fund.

                                Table of Contents

                                                                           Page

Brief Description of the Group Contract and Certificate...................

Illustrations of Death Benefits and Cash Surrender Values.................

General Information about Prudential, The Prudential
Variable Contract Account GI-2, and The Variable Investment
Options under the Certificates............................................
         The Prudential Insurance Company of America......................
         The Prudential Variable Contract Account GI-2....................
         The Funds........................................................
         The Fixed Account................................................

Detailed Information About the Certificates...............................
         How Prudential Issues Certificates...............................
         A "Free Look" Period.............................................
         Procedures.......................................................
         Premiums.........................................................
         Effective Date of Insurance......................................
         How Prudential Will Deposit and Invest Premium Payments..........
         How You Can Change the Way Prudential Allocates
              Future Premium Payments.....................................
         How You Can Transfer Amounts In Your Certificate Fund
              From One Investment Option to Another.......................
         Dollar Cost Averaging............................................
         Death Benefits...................................................
         Changes in Face Amount...........................................
         Charges and Expenses.............................................
         Reduction of Charges.............................................
         Dividends or Experience Credits..................................
         Cash Surrender Value.............................................
         Full Surrenders..................................................
         Paid-up Coverage.................................................
         Partial Withdrawals..............................................
         Loans............................................................
         Telephone and Electronic Transactions............................
         Lapse............................................................
         Termination of a Group Contractholder's Participation
         in Group Contract................................................
         Participants Who Are No Longer Eligible Group Members............
         Options on Termination of Coverage...............................

         Reinstatement....................................................
         Tax Treatment of Certificate Benefits............................
         ERISA Considerations.............................................
         When Proceeds Are Paid...........................................
         Beneficiary......................................................
         Incontestability.................................................
         Misstatement of Age..............................................
         Suicide Exclusion................................................
         Modes of Settlement..............................................
         Assignment.......................................................
         Applicant Owner Provision........................................
         Voting Rights....................................................
         Substitution of Fund Shares......................................
         Additional Insurance Benefits....................................
         Reports..........................................................
         Sale of the Contract and Sales Commissions.......................
         Ratings and Advertisements.......................................
         Services Performed by Third Parties..............................
         State Regulation.................................................
         Experts..........................................................
         Litigation.......................................................
         Year 2000 Compliance.............................................

Definitions of Special Terms Used in this Prospectus......................

Directors and Officers of Prudential......................................

Financial Statements......................................................

Consolidated Financial Statements of The Prudential Insurance
Company of America and Subsidiaries.......................................



You should not consider this prospectus to be an offering in any jurisdiction where an offering may not be lawfully made. You should rely on the information contained in this prospectus and any supplement to it. We have not authorized anyone to provide you with information that is different.

Brief Description of the Group Contract and Certificate

In this section of the prospectus, we answer some questions that are frequently asked about Group Variable Universal Life Insurance. You can find more detailed information on later pages of the prospectus.

The Group Contract and Certificate provide even more detailed information. You will get a Certificate if you buy the Group Variable Universal Life Insurance.

What is a Group Variable Universal Life Insurance contract?

It is an insurance contract issued by Prudential to the group that sponsors the Group Variable Universal Life Insurance program. Often, the group that sponsors a program is an employer. Other groups, such as membership associations, may also sponsor programs.

The Group Contract states all the terms of the agreement between Prudential and the sponsoring group. It forms the entire agreement between them. Among other things, the Group Contract defines which members of the group are eligible to buy the Group Variable Universal Life Insurance. The Group Contract also says whether or not Eligible Group Members may also buy coverage for their dependents.

We will give a Certificate to each Eligible Group Member or Applicant Owner who buys coverage under the Group Contract. The Certificate provides for a Death Benefit and a Cash Surrender Value. The Death Benefit and the Cash Surrender Value can change every day. They change based on the performance of the investment options you selected.


How does Prudential calculate the Certificate's Death Benefit?

When you buy Group Variable Universal Life Insurance, you will choose a Face Amount of insurance, based on the amounts available for your group. Prudential will calculate the Death Benefit like this:

o The Death Benefit is the Face Amount of insurance plus the value of your Certificate Fund on the date of your death minus any Certificate Debt and outstanding charges.

(In some cases, we will increase the Death Benefit to an amount that is more than the Face Amount plus the value of the Certificate Fund. We will do that to make sure that the Certificate meets the definition of "life insurance" under the Internal Revenue Code. We will still deduct any Certificate Debt and outstanding charges.)

The Certificate Fund consists of the Net Premiums that we invest in the investment options you selected. Prudential will deduct its charges for the insurance from the Certificate Fund. The value of the Certificate Fund will change each day based on the performance of those investment options and to reflect the deduction of daily charges.

See the Death Benefits section on page XX.


How does Prudential calculate the Cash Surrender Value of the Certificate?

Prudential calculates the Cash Surrender Value of a Certificate like this:

o The Cash Surrender Value is the value of the Certificate Fund on the day of the surrender minus any Certificate Debt and outstanding charges.

(Under the terms of some Group Contracts, Prudential is permitted to also deduct a charge for the surrender. The charge may be up to $20.)

See the Cash Surrender Value section on page XX.


What premiums must I pay?

You can usually choose how often you pay premiums and the amount of premiums. Prudential will keep your insurance in force as long as the balance in your Certificate Fund is enough to pay the charges that are due to Prudential each month. Prudential may also require you to pay a minimum initial premium.

If the balance in your Certificate Fund is not enough to pay any month's charges, you must make a premium payment that is enough to bring your Certificate Fund balance above this minimum amount. You must make that payment during the grace period. If you don't, your insurance coverage will end.

See the Premiums section on page XX.


What investment options are available?

The Separate Account has Subaccounts. We invest the assets of each Subaccount in its corresponding Fund.

We permit each Group Contractholder to choose up to 20 of these Funds for the Group Contractholder's Participants to invest in. The Series Fund Money Market Portfolio must be one of the selected Funds. And generally, half of the Funds selected by the Group Contractholder must be from the Series Fund.

Instead of choosing Funds for itself, a Group Contractholder may ask Prudential to present it with one or more predetermined groups of Funds for the Group Contractholder's Participants to invest in.

We will not permit a Group Contractholder to substitute other Funds for Funds it has already selected (whether the Group Contractholder chose its own Funds or selected a predetermined group of Funds). But, if a Group Contractholder chooses fewer than 20 Funds, we will permit that Group Contractholder to select additional Funds.

You may invest only in the Funds chosen by your Group Contractholder and in the Fixed Account. (The Fixed Account is an investment option for which Prudential guarantees that the effective annual interest rate will be at least 4%. See The Fixed Account section on page XX.)

We recommend that the Group Contractholder get advice from an investment advisor when choosing the investment options for its Participants.

See The Funds section on page XX. Each Fund prospectus provides more detailed information about the specific Fund.


Does Group Variable Universal Life Insurance offer choice and flexibility in the amount of insurance protection I can get?

Yes. The Death Benefit under a Certificate includes, among other things, the value of your Certificate Fund. The value of your Certificate Fund will vary with the investment performance of the investment options you select. So, your Death Benefit could grow more than it could under a certificate that does not include investment options. But, the Death Benefit may also go down if the investment options in your Certificate Fund have poor investment performance.

You choose how to invest the amount you have in your Certificate Fund. You may choose more aggressive Funds or less aggressive Funds. What you choose depends on your personal circumstances and your investment objectives and how they may change over time.

If you prefer to avoid or reduce the risks that come with investing in the Funds, you can choose to direct some or all of the amount in your Certificate Fund to the Fixed Account. Prudential guarantees that the part of your Certificate Fund that is directed to the Fixed Account will earn interest daily at a rate that Prudential declares periodically. That rate will change from time to time, but it will never be lower than 4%. See The Fixed Account section on page XX.


What charges does Prudential make?

We deduct certain charges from each premium payment that you make and from the amounts that are held in each investment option. These charges compensate us for insurance costs, risks and expenses.

All charges made by Prudential are described in detail in the Charges and Expenses section on page XX. This chart briefly outlines the charges that may be made:


--------------------------------------------------------------------------------
     You make a premium payment.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Then, Prudential deducts these charges:

     o A charge for taxes on premium payments. Currently, this charge is 2.6%, but some Group Contracts may permit a charge up to 5.35%. We reserve the right to increase this charge if the cost of our taxes related to premium payments increases. (In some states, this charge is known as a premium-based administrative charge.)

     o A processing charge of up to $2. (Under some Group Contracts, this charge is waived.)

     o A sales charge of up to 3 1/2%. (Under some Group Contracts, this charge is waived.)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     The remainder is your Net Premium Amount

     This is the amount that you can invest in one or more of the investment options selected by your Group Contractholder.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Daily Charges

     After your Net Premium Amount is directed to your investment option(s), Prudential deducts these daily charges from the Subaccounts (but not from the Fixed Account):

     o A daily charge for mortality and expense risks. This charge is deducted from the assets of the Subaccount(s) that correspond to the Fund(s) you selected.

          Currently, this charge is equivalent to an effective annual rate of 0.45%. Prudential guarantees that this charge will not be more than an effective annual rate of 0.90%.

     o A daily charge for investment management fees and expenses. These charges are deducted from the assets of the Fund(s) you selected. The Funds set these charges. The charges are described more fully on page XX.

          In 1998, the total expenses (after expense reimbursement) of the Funds ranged from X.XX% to X.XX% of their average net assets.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Monthly Charges

     Prudential deducts these charges from your Certificate Fund each month:


     o A charge for administrative expenses. Currently, this charge may be up to $3 per month. Prudential guarantees that it will not be more than $6 per month.

     o    A charge for the cost of insurance.

     o A charge for any additional insurance benefits not already included in the charge for the cost of insurance.

     Under some Group Contracts, Prudential may deduct these charges more or less frequently.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Possible Additional Charges

     Some Group Contracts may also permit Prudential to make the following transaction charges:

     o    When you use the Dollar Cost Averaging feature.

     o When you ask Prudential to reallocate the way your premium payments will be invested.

     o When you surrender your Certificate Fund or when you make a withdrawal from it. The charge can be up to $20 or 2% of the amount you surrender or withdraw, whichever amount is less.

     o Each time you take a loan from your Certificate Fund. The charge may be up to $20.

     o Each time you request an additional statement about your Certificate Fund. The charge may be up to $20.

     o When you request more than 12 transfers between investment options in a Certificate Year. The charge may be up to $20 for each transfer after the 12th one.

     Also, Prudential has the right to make a charge for any taxes that may be imposed on the operations of the Separate Account.
--------------------------------------------------------------------------------


Can I make withdrawals from the Certificate Fund?

Yes. You may request a partial withdrawal from the Certificate Fund. You may also surrender your insurance and receive its Cash Surrender Value. See the Partial Withdrawals section on page XX and the Full Surrenders section on page XX.


Can I take loans?

Yes. You may borrow money from your Certificate Fund. The Loan Value, which is the maximum amount you may borrow, is 90% of your Certificate Fund minus any existing loan (and its accrued interest), outstanding charges, and the amount of the next month's charges. In states that require it, you may borrow a greater amount.

When you take a loan from your Certificate Fund, here's what happens:

o The amount of the loan is transferred from your investment options to a Loan Account. This Loan Account is still part of your Certificate Fund.

o The Loan Account earns interest at an effective annual rate that is usually 2% less than the rate Prudential charges as interest on the loan.

The term "Certificate Debt" is used to mean any outstanding loan plus its accrued interest. Certificate Debt is deducted from any amount payable at the Covered Person's death. It is also deducted from the Certificate's Cash Surrender Value.


How is my insurance coverage affected when I am no longer a member of the group?

Each Group Contract has different rules. Under some Group Contracts, you may continue your insurance even though you are no longer part of the group. The charges for continued insurance may be higher.

You may also surrender the insurance for its Cash Surrender Value, elect to use the Cash Surrender Value to buy Paid-up Coverage, or convert the insurance to an individual life insurance policy.

See the Options on Termination of Coverage section on page XX.


What is the Federal income tax status of amounts received under the Certificate?

Variable life insurance contracts receive the same Federal income tax treatment as conventional life insurance contracts (those where the amount of the death benefit is fixed instead of variable). Here's what that means:

o First, the Death Benefit is generally not included in the gross income of the beneficiary.

o Second, increases in the value of the Certificate Fund are generally not included in the taxable income of the Participant. This is true whether the increases are from income or capital gains.

o Third, surrenders and partial withdrawals are generally treated first as a return of your investment in the Certificate and then as a distribution of taxable income.

o    Fourth, loans are not generally treated as distributions.

See the Tax Treatment of Certificate Benefits section on page XX. You should consult your tax advisor for guidance on your specific situation.


Illustrations of Death Benefits and Cash Surrender Values

On the next two pages, we show you two examples of how the Death Benefit and the Cash Surrender Value of your Certificate can change as a result of the performance of the investment options you select. The examples are not our prediction of how value will grow. They are hypothetical examples and are just intended to show you how a Certificate works.

We call these examples "illustrations." The illustrations are based on several assumptions about the age of the Participant, the amount of insurance, and the rules of the Group Contract that the Participant is covered under.


Assumptions we used for both illustrations

Here's what we assumed about the Certificate in both illustrations:

o The Participant was 40 years old when he or she bought the Group Variable Universal Life Insurance Certificate.

o    The Face Amount of insurance under the Certificate is $100,000.

o The Participant paid a premium of $1,200 when the Certificate was first issued. He or she pays the same premium amount each year on the Certificate Anniversary.

Illustration #1

In Illustration #1, here's what we assumed about the charges that Prudential will deduct from the Certificate:

o The charge deducted from each premium payment for taxes on premium payments is 2.6%.

o    The charge each month for administrative expenses is $3.

o Prudential deducts its current level of charges for sales, mortality and expense risk, administrative expenses, and processing. We assumed the current level of charges will stay in effect for the entire time the Certificate is in effect.

o The Participant has current standardized cost of insurance charges from the following table, which is excerpted from Table I under Section 79 of the Internal Revenue Code:

                           Monthly Current Cost
                            of Insurance Rates
              -------------------------------------------
                      Age              Rate Per Thousand
                                          Dollars of
                                          Insurance
              -------------------------------------------
                   40 to 44                 $0.17
              -------------------------------------------
                   45 to 49                 $0.29
              -------------------------------------------
                   50 to 54                 $0.48
              -------------------------------------------
                   55 to 59                 $0.75
              -------------------------------------------
                   60 to 64                 $1.17
              -------------------------------------------
                   65 to 69                 $2.10
              -------------------------------------------
                   70 to 79                 $3.76
              -------------------------------------------



Illustration #2

In Illustration #2, we changed our assumptions about the charges Prudential will deduct from the Certificate -- instead of current charges, we assumed that maximum charges would be made.

Here's what we assumed:

o The charge deducted from each premium payment for taxes on premium payments is 2.6%. (Since Prudential would increase this charge only if a state increases its tax charge to us, we left this charge at the current level.)

o    The charge each month for administrative expenses is $6.

o Prudential deducts the maximum level of charges for sales, mortality and expense risk, administrative expenses, and processing. We assumed the maximum level of charges will stay in effect for the entire time the Certificate is in effect.

o The Participant has cost of insurance charges equal to the maximum rates. (The maximum rates that Prudential can charge are 150% of the 1980 Commissioner's Standard Ordinary Mortality Table [Male], Age Last Birthday (the "1980 CSO")).


Assumptions about how the Certificate Fund was invested

We assumed that the Certificate Fund was invested in equal amounts in each of the 136 Funds available under Group Variable Universal Life Insurance. (We used all 136 only for the purpose of this illustration. As we told you earlier in this prospectus, Prudential will permit each Group Contractholder to make no more than 20 Funds available to its Participants.)

Each illustration shows four different assumptions about the investment performance -- or "investment return" -- of the Funds. The four different assumptions are:

o    gross annual rate of return is 0%

o    gross annual rate of return is 4%

o    gross annual rate of return is 8%

o    gross annual rate of return is 10%

These are only assumptions to show how the Death Benefit and Cash Surrender Value change depending on the investment return. Actual investment return will depend on the investment options you select and will vary from year to year.

Walking Through The Illustrations

Here's what to look for in the illustrations:

o    The first column shows the Certificate Year.

o The second column gives you some context for comparing the investment return under the Certificate to the return you might expect from a savings account. It shows the amount you would accumulate if you invested the same premiums in a savings account paying a 4% effective annual rate. (Of course, a savings account does not offer life insurance protection like the Certificate does.)

o The next four columns show what the Death Benefit would be for each of the four investment return assumptions (0%, 4%, 8% and 10%).

o The last four columns show what the Cash Surrender Value would be for each of the four investment return assumptions (0%, 4%, 8%, and 10%).


You should note that:

o    Both "gross" and "net" investment returns are shown.

o "Gross" investment return reflects the combined effect of both income on the investment and capital gains. It is the amount of return before Prudential takes out any of its charges and before any Fund investment management fees and other expenses are taken out.

o "Net" investment return is the amount of the investment return after Prudential takes out its charges and after Fund investment management fees and other expenses are taken out. Since Illustration #1 and Illustration #2 use different assumptions about charges, the "net" investment returns for each illustration are different.

o Fund investment management fees and other expenses were assumed to equal X.XX%, which was the average Fund expense in 1998.

o For Illustration #1, Prudential's mortality and expense risk charges are 0.45% per year. (In Illustration #1, we assumed that Prudential's current charges are in effect.) So, gross returns of 0%, 4%, 8% and 10% become net returns of X.XX%, X.XX%, X.XX%, and X.XX%.

o For Illustration #2, Prudential's mortality and expense risk charges are 0.90% per year. (In Illustration #2, we assumed that Prudential's maximum charges are in effect.) So, gross returns of 0%, 4%, 8% and 10% become net returns of X.XX%, X.XX%, X.XX%, and X.XX%.

o The Death Benefits and Cash Surrender Values are shown with all of Prudential's charges and Fund investment management fees and other expenses taken out.

o    We assumed no loans or partial withdrawals were taken.

o Neither illustration reflects Dividends or Experience Credits. (Prudential may pay Dividends or Experience Credits to Group Contractholders. See the Dividends or Experience Credits section on page XX.)


If you ask, Prudential will give you a similar illustration for a Certificate that shows your age, risk class, proposed Face Amount of insurance, and proposed premium payments. We refer to this as a "personalized illustration."

 Illustrations

[To be added by post-effective amendment.]

     We show these rates of investment return only to help you understand how the Certificate works. You should not assume that the investment rates of return are actual rates of return. You should also not assume that these rates are examples of past or future investment performance. Neither Prudential nor the Funds can tell you whether these rates of investment return can actually be achieved.

     The actual rates of investment return for your Certificate will depend on how the investment options that you choose perform. You may earn more or less than what is shown in the illustration.

     The Death Benefits and Cash Surrender Values would be different from those shown if the actual rate of return for a Certificate Year varied above or below the average, hypothetical rates of 0%, 4%, 8%, and 10%.

General Information About:

o    Prudential

o    The Prudential Variable Contract Account GI-2

o    The Variable Investment Options under the Certificates


The Prudential Insurance Company of America

The Prudential Insurance Company of America ("Prudential") is a mutual insurance company, founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential policyholders and appropriate state insurance regulators. Throughout the process, there will be continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.


Prudential is licensed to sell life insurance and annuities in all states, in the District of Columbia, and in all United States territories and possessions. Prudential's consolidated financial statements begin on page XX (following page
XX) and should be considered only as bearing upon Prudential's ability to meet its obligations under the Group Contracts and the insurance provided thereunder. Prudential and its affiliates act in a variety of capacities with respect to registered investment companies including as depositor, adviser, and principal underwriter.


The Prudential Variable Contract Account GI-2


The Prudential Variable Contract Account GI-2 (the "Separate Account") was established on June 14, 1988 under New Jersey law as a separate investment account. The Separate Account meets the definition of a "separate account" under the federal securities laws. The Separate Account holds assets that are segregated from all of Prudential's other assets.


The obligations arising under the Group Contracts and the Certificates are general corporate obligations of Prudential. Prudential is also the legal owner of the assets in the Separate Account. Prudential will maintain assets in the Separate Account with a total market value at least equal to the liabilities relating to the benefits attributable to the Separate Account. These assets may not be charged with liabilities which arise from any other business Prudential conducts. In addition to these assets, the Separate Account's assets may include funds contributed by Prudential to commence operation of the Separate Account and may include accumulations of the charges Prudential makes against the Separate Account. From time to time, these additional assets will be transferred to Prudential's general account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Separate Account.


The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the federal securities laws as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a part or division of Prudential. There are currently 136 Subaccounts within the Separate Account, each of which invests in a corresponding Fund. Prudential reserves the right to take all actions in connection with the operation of the Separate Account that are permitted by applicable law (including those permitted upon regulatory approval).


The Funds


Set out below is a list of each Fund, its investment objectives, investment management fees and other expenses, and its investment advisor/investment manager. Some Funds also provide information about their principal strategies.


Certain of the Funds have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act, and under those plans, the Fund may make payments to Prudential and/or its affiliate for certain marketing efforts.

The Prudential Series Fund, Inc.


The portfolios of the Series Fund in which the Separate Account may currently invest and their investment objectives, principal strategies and fees are as follows:


Conservative Balanced Portfolio: The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of money market instruments, debt obligations and common stocks.


Diversified Bond Portfolio: The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio invests primarily in higher grade debt obligations and high quality money market investments.

Equity Income Portfolio: The investment objective is both current income and capital appreciation. The Portfolio invests primarily in common stocks and convertible securities that provide good prospects for returns above those of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") or the NYSE Composite Index.


Equity Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.


Flexible Managed Portfolio: The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of money market instruments, debt obligations and common stocks.


Global Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.


Government Income Portfolio: The investment objective is a high level of income over the longer term consistent with the preservation of capital. The Portfolio invests primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. Government.


High Yield Bond Portfolio: The investment objective is a high total return. The Portfolio invests primarily in high yield/high risk debt securities.


Money Market Portfolio: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in short-term debt obligations that mature in 13 months or less.


Natural Resources Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks and convertible securities of natural resource companies and securities that are related to the market value of some natural resource.


Prudential Jennison Portfolio: The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in equity securities of major established corporations that offer above average growth prospects.


Small Capitalization Stock Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in equity securities of publicly-traded companies with small market capitalization.


Stock Index Portfolio: The investment objective is to achieve an investment return that corresponds to the performance of publicly-traded common stocks generally. The Portfolio invests to duplicate the price and yield performance of the S&P 500 Index.

Two Zero Coupon Bond Portfolios 2000 and 2005: The investment objective of these two portfolios is the highest predictable compound investment for a specific period of time, consistent with the safety of invested capital. The Portfolio invests primarily in debt obligations of the U.S. Treasury and corporations that have been issued without interest coupons or stripped of their interest coupons, or interest coupons that have been stripped from the debt obligations.


Prudential is the investment adviser of each of the portfolios of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102- 3777. Prudential has a service agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a subadvisory agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential, PIC and Jennison are registered as investment advisers under the Investment Advisers Act of 1940.

====================================================================================================================
                    Funds                           Investment              Other                 Total Fund
                                                  Management Fee          Expenses              Annual Expenses
                                                                                                (After Expense
                                                                                                Reimbursements)
--------------------------------------------------------------------------------------------------------------------
The Series Fund
 Conservative Balanced Portfolio (1)                  _.__%                 _.__%                    _.__%
 Diversified Bond Portfolio (1)                       _.__%                 _.__%                    _.__%
 Equity Income Portfolio (1)                          _.__%                 _.__%                    _.__%
 Equity Portfolio (1)                                 _.__%                 _.__%                    _.__%
 Flexible Managed Portfolio (1)                       _.__%                 _.__%                    _.__%
 Global Portfolio (1)                                 _.__%                 _.__%                    _.__%
 Government Income Portfolio (1)                      _.__%                 _.__%                    _.__%

====================================================================================================================

====================================================================================================================
                    Funds                           Investment              Other                 Total Fund
                                                  Management Fee          Expenses              Annual Expenses
                                                                                                (After Expense
                                                                                                Reimbursements)
--------------------------------------------------------------------------------------------------------------------
 High Yield Bond Portfolio (1)                        _.__%                 _.__%                    _.__%
 Money Market Portfolio (1)                           _.__%                 _.__%                    _.__%
 Natural Resources Portfolio (1)                      _.__%                 _.__%                    _.__%
 Prudential Jennison Portfolio (1)                    _.__%                 _.__%                    _.__%
 Small Capitalization Stock Portfolio (1)             _.__%                 _.__%                    _.__%
 Stock Index Portfolio (1)                            _.__%                 _.__%                    _.__%
 Zero Coupon Bond 2000 Portfolio (1)                  _.__%                 _.__%                    _.__%
 Zero Coupon Bond 2005 Portfolio (1)                  _.__%                 _.__%                    _.__%

====================================================================================================================

(1) Series Fund. With respect to the Series Fund portfolios, except for the Global Portfolio, Prudential reimburses a portfolio when its ordinary operating expenses, excluding taxes, interest, and brokerage commissions exceed _.__% of the portfolio's average daily net assets. The amounts listed for the portfolios under Other Expenses are based on amounts incurred in the last fiscal year.


AIM Variable Insurance Funds, Inc.

The portfolios of the AIM Variable Insurance Funds, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:


AIM V.I. Capital Appreciation Fund: The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.


AIM V.I. Diversified Income Fund: The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its investment objective by investing primarily in: (1) foreign government securities, (2) foreign and domestic corporate debt securities, (3) U.S. Government securities, including U.S. Government Agency Mortgage-Backed Securities and (4) lower-rated or unrated high yield debt securities (commonly known as "junk bonds") of U.S. and foreign companies.


AIM V.I. Global Utilities Fund: The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign).

AIM V.I. Government Securities Fund: The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.


AIM V.I. Growth Fund: The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental.


AIM V.I. Growth and Income Fund: The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Although the amount of the Fund's current income will vary from time to time, it is anticipated that the current income realized by the Fund will generally be greater than that realized by mutual funds whose sole objective is growth of capital.


AIM V.I. International Equity Fund: The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities.


AIM V.I. Value Fund: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio.


A I M Advisors, Inc. ("AIM") serves as the investment advisor to each Fund. AIM's principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The principal underwriter of the funds is A I M Distributors, Inc., a subsidiary of AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

====================================================================================================================
                    Funds                        Management Fee            Other                 Total Fund
                                                                          Expenses             Annual Expenses
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
 AIM V.I. Capital Appreciation Fund (1)               _.__%                _.__%                    _.__%
 AIM V.I. Diversified Income Fund (1)                 _.__%                _.__%                    _.__%
 AIM V.I. Global Utilities Fund (1)                   _.__%                _.__%                    _.__%
 AIM V.I. Government Securities Fund (1)              _.__%                _.__%                    _.__%
 AIM V.I. Growth Fund (1)                             _.__%                _.__%                    _.__%
 AIM V.I. Growth and Income Fund (1)                  _.__%                _.__%                    _.__%
 AIM V.I. International Equity Fund (1)               _.__%                _.__%                    _.__%
 AIM V.I. Value Fund (1)                              _.__%                _.__%                    _.__%

====================================================================================================================

(1) AIM may from time to time voluntarily waive or reduce its respective fees. The Funds listed above did not have any fee waivers for the year ended 12/31/97. None of the expense ratios have been restated. Effective May 1, 1998, the Funds reimburse AIM in an amount up to _.__% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide certain administrative services. The fee currently only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.

Alliance Capital


The portfolios of the Alliance Variable Products Series Fund, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Global Bond Portfolio: Seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies.


Global Dollar Government Portfolio: Seeks a high level of current income through investing substantially all of its assets in U.S. and non-U.S. fixed-income securities denominated only in U.S. dollars. As a secondary objective, the Portfolio seeks capital appreciation. Substantially all of the Portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominantly speculative as regards the issuer's capacity to pay interest and repay principal.


Growth Portfolio: Seeks long-term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio: Seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.


International Portfolio: Seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.


Premier Growth Portfolio: Seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. This portfolio is not intended for investors whose principal objective is assured income or preservation of capital.


Quasar Portfolio: Seeks growth of capital by pursuing aggressive investment policies. This portfolio invests in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.


Real Estate Investment Portfolio: Seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.


Technology Portfolio: Seeks growth of capital through investment in companies expected to benefit from advances in technology. This portfolio will invest principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.


U.S. Government/High Grade Securities Portfolio: Seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S. Government Securities and other high grade debt securities.


Utility Income Portfolio: Seeks current income and capital appreciation by investing primarily in the equity and fixed-income securities of companies in the "utilities industry." The Portfolio's investment objective and policies are designed to take advantage of the characteristics and historical performance of securities of utilities companies. The utilities industry consists of companies engaged in the manufacture, production, generation, provision, transmission, sale and distribution of gas, electric energy, and communications equipment and services, and in the provision of other utility or utility-related goods and services.

Worldwide Privatization Portfolio: Seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the Portfolio's investment portfolio will include equity securities of companies that are believed by the Fund's Adviser to be beneficiaries of the privatization process.


Alliance Capital Management L.P. ("Alliance") is the investment adviser to each of the above-mentioned funds. Alliance's principal business address is 1345 Avenue of the Americas, New York, New York 10105. The principal underwriter of the funds is Alliance Fund Distributors, Inc., a subsidiary of Alliance, located at 1345 Avenue of the Americas, New York, New York 10105.

=========================================================================================================================
                                                                                                             Total Fund
                                                                Investment             Other              Annual Expenses
                          Funds                               Management Fee          Expenses             (After Expense
                                                                                                          Reimbursements)
-------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
 Global Bond Portfolio (1)                                        _.__%                _.__%                   _.__%
 Global Dollar Government Portfolio (1)                           _.__%                _.__%                   _.__%
 Growth Portfolio (1)                                             _.__%                _.__%                   _.__%
 Growth and Income Portfolio (1)                                  _.__%                _.__%                   _.__%
 International Portfolio (1)                                      _.__%                _.__%                   _.__%
 Premier Growth Portfolio (1)                                     _.__%                _.__%                   _.__%
 Quasar  Portfolio (1)                                            _.__%                _.__%                   _.__%
 Real Estate Investment Portfolio (1)(2)                          _.__%                _.__%                   _.__%
 Technology Portfolio (1)                                         _.__%                _.__%                   _.__%
 U.S. Government/High Grade Securities Portfolio (1)              _.__%                _.__%                   _.__%
 Utility Income Portfolio (1)                                     _.__%                _.__%                   _.__%
 Worldwide Privatization Portfolio (1)                            _.__%                _.__%                   _.__%

=========================================================================================================================

(1) Net of expense reimbursement. The expenses of the following Portfolios, before expense reimbursements, would be: Global Bond Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Global Dollar Government Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Growth
     Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Growth and Income Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; International Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Premier Growth
     Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%;

     Quasar Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Real Estate Investment Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Technology Portfolio: investment management fee _.__%, other expenses _.__& and total fund annual expenses _.__%; U.S. Government/High Grade Securities Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Utility Income Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; and Worldwide Privatization Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%.

(2)  Annualized.

American Century Variable Portfolios, Inc.


The portfolios of American Century Variable Portfolios, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:


VP Balanced Portfolio: The investment objective of the VP Balanced Portfolio is capital growth and current income. Management of the Portfolio intends to maintain approximately 60% of the Portfolio's assets in the equity securities described in the prospectus, and intends to maintain approximately 40% of the Portfolio's assets in fixed income securities.


VP Capital Appreciation Portfolio: Seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.


VP International Portfolio: Seeks capital growth over time by investing in common stocks of foreign companies considered to have better-than-average prospects for appreciation.


VP Value Portfolio: Seeks long-term capital growth with income as a secondary objective. The fund seeks to achieve its objectives by investing primarily in equity securities of well-established companies that are believed by management to be undervalued at the time of purchase.


The investment adviser for each fund is American Century Investment Management, Inc. ("ACIM"). ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. Funds Distributor, Inc. distributes shares of American Century funds, and all sales of fund shares are subject to approval by Funds Distributor, Inc.

================================================================================
                    Funds                                Total Fund
                                                       Annual Expenses
--------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
 VP Balanced Portfolio (1)                                 _.__%
 VP Capital Appreciation Portfolio (1)                     _.__%
 VP International Portfolio (1)                            _.__%
 VP Value Portfolio (1)                                    _.__%

================================================================================

(1)  Fees are all-inclusive.

The Berger Funds

The portfolios of the Berger Institutional Products Trust ("Berger IPT") in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Berger IPT - 100 Fund: The investment objective of the Berger IPT - 100 Fund is long term capital appreciation. The Berger IPT - 100 Fund seeks to achieve this objective by investing primarily in common stocks of established companies which are believed to offer favorable growth prospects. Current income is not an investment objective of the Berger IPT - 100 Fund, and any income produced will be a by-product of the effort to achieve the Fund's objective.


Berger IPT - Growth and Income Fund: The primary investment objective of the Berger IPT - Growth and Income Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Berger IPT - Growth and Income Fund seeks to achieve these objectives by investing primarily in common stocks and other securities, such as convertible securities and preferred stocks, which the Fund's advisor believes offer favorable growth prospects and are expected to also provide current income.


Berger IPT - Small Company Growth Fund: The investment objective of the Berger IPT - Small Company Growth Fund is capital appreciation. The Berger IPT - Small Company Growth Fund seeks to achieve this objective by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of the initial purchase.

Berger/BIAM IPT - International Fund: The investment objective of the Berger/BIAM IPT - International Fund is long-term capital appreciation. The Berger/BIAM IPT International Fund seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The Fund intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Fund's total assets invested in the securities of companies located in at least five countries, not including the United States.


Berger Associates, Inc. ("Berger") is the investment adviser to the Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund and Berger IPT - Small Company Growth Fund. BBOI Worldwide LLC ("BBOI"), a joint venture of Berger and Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), is the adviser to the Berger\BIAM IPT International Fund, and BIAM serves as the Fund's subadviser. Berger Distributors, Inc., a wholly-owned subsidiary of Berger, is the principal underwriter for all of the portfolios of Berger IPT. The principal business address of Berger, BBOI and Berger Distributors, Inc. is 210 University Boulevard, Denver, Colorado 80206.

============================================================================================================================
                                                                                                        Total Fund
                                                            Investment             Other              Annual Expenses
                        Funds                             Management Fee          Expenses            (After Expense
                                                                                                      Reimbursements)
----------------------------------------------------------------------------------------------------------------------------
Berger Institutional Products Trust
 Berger IPT - 100 Fund (1)(2)                                 _.__%                _.__%                   _.__%
 Berger IPT - Growth & Income Fund (1)(2)                     _.__%                _.__%                   _.__%
 Berger IPT - Small Company Growth Fund (1)(2)                _.__%                _.__%                   _.__%
 Berger/BIAM IPT - International Fund (1)(2)                  _.__%                _.__%                   _.__%
============================================================================================================================

(1) Other Expenses primarily include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

(2) After fee waivers and expense reimbursements. The Funds' investment advisor has voluntarily agreed to waive its advisory fee and has voluntarily reimbursed the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT - 100 Fund and the Berger IPT Growth and Income Fund exceed _.__%, the normal operating expenses in any fiscal year of the Berger IPT - Small Company Growth Fund exceed _.__%, and the normal operating expenses in any fiscal year of the Berger/BIAM IPT - International Fund exceed _.__% of the respective Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the investment management fee for the Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund, Berger IPT - Small Company Growth Fund and the Berger/BIAM IPT
     - International Fund would have been _.__%, _.__%,

     _.__% and _.__%, respectively, and the funds' total operating expenses would have been _.__%, _.__%, _.__% and _.__%, respectively.

Dreyfus Corporation Funds


The portfolios of the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and the Dreyfus Stock Index Fund in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Capital Appreciation Portfolio: Seeks to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This portfolio invests primarily in the common stocks of domestic and foreign issuers.


Disciplined Stock Portfolio: Seeks to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Index. This portfolio will use quantitative statistical modeling techniques to construct a portfolio in an attempt to achieve its investment objective, without assuming undue risk relative to the broad stock market.


Growth and Income Portfolio: Seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This portfolio invests primarily in equity securities of domestic and foreign issuers. The portfolio also may invest in debt securities and money market instruments of domestic and foreign issuers.


International Equity Portfolio: Seeks to maximize capital growth. This portfolio invests primarily in equity securities of foreign issuers located throughout the world.


International Value Portfolio: Seeks long-term capital growth. This portfolio invests primarily in a portfolio of publicly-traded equity securities of foreign issuers which would be characterized as "value" companies according to criteria established by The Dreyfus Corporation.


Special Value Portfolio: Seeks to maximize total return, consisting of capital appreciation and current income. This portfolio follows an asset allocation strategy by investing in equity securities, debt securities and money market instruments of domestic and foreign issuers.


Quality Bond Portfolio: Seeks to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This portfolio invests principally in the debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and U.S. major banking institutions.

Small Cap Portfolio: Seeks to maximize capital appreciation. This portfolio invests primarily in common stocks of domestic and foreign issuers. This portfolio will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services, or processes which should enhance prospects for growth in future earnings.


Small Company Stock Portfolio: Seeks to provide investment results that are greater than the total return performance in publicly-traded common stocks in the aggregate, as represented by the Russell 2500(TM) Index. This portfolio invests primarily in a portfolio of equity securities of small to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the Russell 2500(TM) Index.


Socially Responsible Growth Fund: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


Zero Coupon 2000 Portfolio: Seeks to provide as high an investment return as is consistent with the preservation of capital. This portfolio invests primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, receipts and certificates for such stripped debt obligations, and stripped coupons and zero coupon securities issued by domestic corporations, which will mature on or about December 31, 2000.


The Dreyfus Corporation ("Dreyfus") is the investment adviser to each of the above-mentioned portfolios and funds. Dreyfus' principal business address is 200 Park Avenue, New York, New York 10166. The principal underwriter of the portfolios and funds is Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109.

========================================================================================================================
                    Funds                            Investment             Other                  Total Fund
                                                   Management Fee          Expenses             Annual Expenses
------------------------------------------------------------------------------------------------------------------------
Dreyfus Funds
 Capital Appreciation Portfolio                        _.__%                _.__%                    _.__%
 Disciplined Stock Portfolio                           _.__%                _.__%                    _.__%
 Growth and Income Portfolio                           _.__%                _.__%                    _.__%
 International Equity Portfolio                        _.__%                _.__%                    _.__%
 International Value Portfolio                         _.__%                _.__%                    _.__%
 Quality Bond Portfolio                                _.__%                _.__%                    _.__%
 Small Cap Portfolio                                   _.__%                _.__%                    _.__%
 Small Company Stock Portfolio                         _.__%                _.__%                    _.__%
 Socially Responsible Growth Portfolio                 _.__%                _.__%                    _.__%
 Special Value Portfolio                               _.__%                _.__%                    _.__%
 Zero Coupon 2000 Portfolio                            _.__%                _.__%                    _.__%
========================================================================================================================

Franklin Templeton


The Class 2 portfolios of the Templeton Variable Products Series Fund in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Templeton Asset Allocation Fund: The fund's investment goal is high total return. Under normal market conditions, the fund will invest in equity and debt securities of any nation, including emerging markets, and in money market instruments.


Templeton Bond Fund: The fund's investment goal is high current income. Capital appreciation is a secondary consideration. Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.


Templeton Developing Markets Fund: The fund's investment goal is long-term capital appreciation. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in emerging markets and are issued by companies that have their principal activities in emerging market countries.


Templeton International Fund: The fund's investment goal is long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including emerging markets.


Templeton Stock Fund: The fund's investment goal is long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including in the U.S. and emerging markets.


Templeton Investment Counsel, Inc. ("TICI") serves as the investment manager for the Asset Allocation Fund, Bond Fund, International Fund, and Stock Fund. TICI is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. The Investment Manager for the Developing Markets Fund is Templeton Asset Management Ltd., a Singapore corporation with offices at 7 Temasek Blvd., #38- 03, Suntec Tower One, Singapore 038987. The principal underwriter of the Funds is Franklin Templeton Distributors, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205.

=============================================================================================================================

                 Funds                         Investment             12b-1          Other               Total Fund
                                             Management Fee            Fees         Expenses           Annual Expenses
-----------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series
Fund (Class 2 Shares)
 Asset Allocation Fund (1)                        _.__%               _.__%          _.__%                  _.__%
 Bond Fund (2)                                    _.__%               _.__%          _.__%                  _.__%
 Developing Markets Fund (2)                      _.__%               _.__%          _.__%                  _.__%
 International Fund (1)                           _.__%               _.__%          _.__%                  _.__%
 Stock Fund (1)                                   _.__%               _.__%          _.__%                  _.__%
=============================================================================================================================

(1) Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997, except that Management Fees and Total Fund Operating Expenses have also been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses during 1997 were lower. See fund prospectus for details.

(2) Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "Rule 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.

INVESCO Funds


The portfolios of the INVESCO Variable Investment Funds, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Dynamics Portfolio: Seeks long-term appreciation of capital through aggressive investment policies. The Dynamics Portfolio invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter.


Growth Portfolio: Seeks long-term capital growth. The Portfolio also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. In pursuing its objectives, the Portfolio invests primarily in common stocks, but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock.


Health Sciences Portfolio: Seeks long-term capital appreciation by normally investing at least 80% of its total assets in equity securities of companies that develop, produce, or distribute products or services related to health care.


High Yield Portfolio: Seeks a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. The Portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Portfolio's primary objective.


Industrial Income Portfolio: Seeks the best possible current income. Capital growth potential is an additional consideration in the selection of portfolio securities. The Portfolio normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Portfolio's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. The Portfolio also has the flexibility to invest in other types of securities.


Small Company Growth Portfolio: Seeks long-term capital growth. The Small Company Growth Portfolio invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter."


Technology Portfolio: Seeks long-term capital appreciation. The Technology Portfolio normally invests at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.


Total Return Portfolio: Seeks a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Utilities Portfolio: Seeks capital appreciation and income. The assets of the Utilities Portfolio are invested primarily in equity securities of companies principally engaged in business as public utilities.


INVESCO Funds Group, Inc. ("INVESCO") serves as the investment adviser and principal underwriter of each of the above-mentioned funds. INVESCO's principal business address is 7800 E. Union Avenue, Denver, Colorado 80237.

======================================================================================================================
                                                                                                  Total Fund
                                                    Investment              Other           Annual Expenses (After
                    Funds                         Management Fee          Expenses                  Expense
                                                                                                Reimbursements)
----------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
 Dynamics Portfolio (1)(2)                             _.__%                _.__%                    _.__%
 Growth Portfolio (1)(2)                               _.__%                _.__%                    _.__%
 Health Sciences Portfolio (1)(2)                      _.__%                _.__%                    _.__%
 High Yield Portfolio (1)(2)                           _.__%                _.__%                    _.__%
 Industrial Income Portfolio (1)(2)                    _.__%                _.__%                    _.__%
 Small Company Growth Portfolio (1)(2)                 _.__%                _.__%                    _.__%
 Technology Portfolio (1)(2)                           _.__%                _.__%                    _.__%
 Total Return Portfolio (1)(2)                         _.__%                _.__%                    _.__%
 Utilities Portfolio (1)(2)                            _.__%                _.__%                    _.__%
======================================================================================================================

(1) Various expenses of the Portfolios were voluntarily absorbed by INVESCO Funds Group, Inc. for the year ended December 31, 1997. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets for Dynamics, Growth, Health Sciences, High Yield, Industrial Income, Small Company Growth, Technology, Total Return and Utilities Portfolios would have been __.__%, __.__%, __.__%, _.__%, _.__%, __.__%,
     __.__%, _.__% and _.__%, respectively.

(2) It should be noted that the Portfolios' actual total fund annual expenses were lower than the figures shown because the Portfolios' custodian and pricing expenses were reduced under an expense offset arrangement. However, as a result of an SEC requirement, the figures shown above do not reflect these reductions.

Investors Fund -- Kemper Series


The portfolios of Investors Fund Series in which the Separate Account may currently invest (the "Kemper Series") and their investment objectives and fees are as follows:


Blue Chip Portfolio: Seeks growth of capital and of income by investing primarily in common stocks of well capitalized, established companies having potential for growth of capital, earnings and dividends.

Contrarian Value Portfolio: Seeks to achieve a high rate of total return from a portfolio primarily of value stocks of larger companies.


Global Income Portfolio: Seeks high current income consistent with prudent total return asset management by investing primarily in a portfolio of investment grade foreign and domestic fixed income securities.


Government Securities Portfolio: Seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.


Growth Portfolio: Seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.


High Yield Portfolio: Seeks to provide a high level of current income by investing in fixed-income securities.


Horizon 5 Portfolio: Designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.


Horizon 10+ Portfolio: Designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.


Horizon 20+ Portfolio: Designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.


International Portfolio: Seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.


Investment Grade Bond Portfolio: Seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.


Small Cap Growth Portfolio: Seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.


Small Cap Value Portfolio: Seeks long-term capital appreciation from a portfolio primarily of value stocks of smaller companies.


Total Return Portfolio: Seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.


Value+Growth Portfolio: Seeks growth of capital through professional management of a portfolio of growth and value stocks.

The asset manager of the portfolios is Scudder Kemper Investments, Inc. ("Scudder Kemper"). Scudder Kemper's principal business address is Two International Place, Boston, Massachusetts 02110-4103.

=================================================================================================================

                 Funds                        Investment             Other                  Total Fund
                                            Management Fee          Expenses             Annual Expenses
-----------------------------------------------------------------------------------------------------------------
Investors Fund Series
 Blue Chip Portfolio                            _.__%                _.__%                    _.__%
 Contrarian Value Portfolio                     _.__%                _.__%                    _.__%
 Global Income Portfolio                        _.__%                _.__%                    _.__%
 Government Securities Portfolio                _.__%                _.__%                    _.__%
 Growth Portfolio                               _.__%                _.__%                    _.__%
 High Yield Portfolio                           _.__%                _.__%                    _.__%
 Horizon 5 Portfolio                            _.__%                _.__%                    _.__%
 Horizon 10+ Portfolio                          _.__%                _.__%                    _.__%
 Horizon 20+Portfolio                           _.__%                _.__%                    _.__%
 International Portfolio                        _.__%                _.__%                    _.__%
 Investment Grade Bond Portfolio                _.__%                _.__%                    _.__%
 Small Cap Growth Portfolio                     _.__%                _.__%                    _.__%
 Small Cap Value Portfolio                      _.__%                _.__%                    _.__%
 Total Return Portfolio                         _.__%                _.__%                    _.__%
 Value+Growth Portfolio                         _.__%                _.__%                    _.__%
=================================================================================================================


Janus Aspen Series

The portfolios of the Janus Aspen Series in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Aggressive Growth Portfolio: The investment objective of this Portfolio is long-term growth of capital. It is a nondiversified portfolio that pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies.


Balanced Portfolio: The investment objective of this Portfolio is long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.


Flexible Income Portfolio: The investment objective of this Portfolio is to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation, although income will normally be the dominant component of total return. The Portfolio invests in many types of income-producing securities and may have substantial holdings in debt securities rated below investment grade.


Growth Portfolio: The investment objective of this Portfolio is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing in common stocks of issuers of any size. This Portfolio generally invests in larger, more established issuers.


High-Yield Portfolio: The primary investment objective of this Portfolio is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.


International Growth Portfolio: The investment objective of this Portfolio is long-term growth of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of issuers located outside the United States.


Worldwide Growth Portfolio: The investment objective of this Portfolio is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers.


Janus Capital Corporation ("Janus Capital") serves as the investment adviser and principal underwriter to each of the above-mentioned portfolios. Janus Capital's principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

=================================================================================================================
                                                                                         Total Operating
                                                                     Other              Expenses (After Fee
                 Funds                      Management Fee          Expenses               Waivers and
                                                                                           Reductions)
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series
 Aggressive Growth Portfolio (1)                _.__%                _.__%                    _.__%
 Balanced Portfolio (1)                         _.__%                _.__%                    _.__%
 Flexible Income Portfolio (1)                  _.__%                _.__%                    _.__%
 Growth Portfolio (1)                           _.__%                _.__%                    _.__%
 High-Yield Portfolio (1)                       _.__%                _.__%                    _.__%
 International Growth Portfolio (1)             _.__%                _.__%                    _.__%
 Worldwide Growth Portfolio (1)                 _.__%                _.__%                    _.__%

=================================================================================================================

(1) Management fees for Aggressive Growth, Balanced, Growth, International Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fee for each of these Portfolios reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, International Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been _.__%, _.__% and _.__% for Aggressive Growth Portfolio; _.__%, _.__% and _.__% for Balanced Portfolio; _.__%, _.__% and _.__% for Growth Portfolio; _.__%, _.__% and _.__% for High-Yield Portfolio; _.__%, _.__% and _.__% for
     International Growth Portfolio; and _.__%, _.__% and _.__% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

J.P. Morgan Series Trust II


The portfolios of the J.P. Morgan Series Trust II in which the Separate Account may currently invest and their investment objectives and fees are as follows:


J.P. Morgan Bond Portfolio: Seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.


J.P. Morgan Equity Portfolio: Seeks to provide a high total return from a portfolio comprised of selected equity securities. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests primarily in the common stock of U.S. corporations with market capitalizations above $1.5 billion.


J.P. Morgan International Opportunities Portfolio: Seeks to provide a high total return from a portfolio of equity securities of foreign corporations. Total return will consist of realized and unrealized capital gains and losses plus income less expenses.


J.P. Morgan Small Company Portfolio: Seeks to provide a high total return from a portfolio of equity securities of small companies. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations less than $1 billion.

J.P. Morgan Investment Management Inc. ("Morgan" or the "Adviser") serves as the investment adviser to each of the above-mentioned portfolios. Morgan's principal business address is 522 Fifth Avenue, New York, New York 10036. The Trust's distributor is Funds Distributor, Inc. located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

=================================================================================================================

                                                                                               Total Fund
                                                   Investment            Other              Annual Expenses
                    Funds                          Management          Expenses              (After Expense
                                                      Fee                                   Reimbursements)
-----------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
 J.P. Morgan Bond Portfolio (1)                      _.__%               _.__%                   _.__%
 J.P. Morgan Equity Portfolio (1)                    _.__%               _.__%                   _.__%
 J.P. Morgan International                           _.__%               _.__%                   _.__%
       Opportunities Portfolio (1)
 J.P. Morgan Small Company Portfolio (1)             _.__%               _.__%                   _.__%

=================================================================================================================

(1) The information in the foregoing table has been restated to reflect an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of Morgan, to reimburse the Trust to the extent certain expenses exceed in any fiscal year _.__%, _.__%, _.__% and _.__% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan International Opportunities Portfolio and J.P. Morgan Small Company Portfolio, respectively. Without such reimbursements, total fund annual expenses would have been _.__% for the J.P. Morgan Bond Portfolio, _.__% for the J.P. Morgan Equity Portfolio, _.__% for the J.P. Morgan International Opportunities Portfolio and _.__% for the J.P. Morgan Small Company Portfolio.

Lazard Retirement Series, Inc.


The portfolios of the Lazard Retirement Series, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Lazard Retirement Emerging Markets Portfolio: Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. companies whose principal activities are in emerging market countries that the Investment Manager believes are undervalued based on their return on total capital or equity.


Lazard Retirement Equity Portfolio: Seeks long-term capital appreciation by investing primarily in equity securities of relatively large U.S. companies that the Investment Manager believes are undervalued based on their return on total capital or equity.

Lazard Retirement International Equity Portfolio: Seeks long-term capital appreciation by investing primarily in equity securities of relatively large non-U.S. companies that the Investment Manager believes are undervalued based on their return on total capital or equity.


Lazard Retirement Small Cap Portfolio: Seeks long-term capital appreciation by investing in equity securities of small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their return on total capital or equity.


Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard Freres") and a New York limited liability company, serves as the investment manager and principal underwriter to each of the above-mentioned portfolios. Lazard Freres' principal business address is 30 Rockefeller Plaza, New York, New York 10112.

===============================================================================================================================
                                                 Investment           12b-1                               Total Fund
                  Funds                        Management Fee          Fees         Other               Annual Expenses
                                                                                   Expenses
-------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.
 Emerging Markets Portfolio (1)                     _.__%             _.__%         _._-%                    _.__%
 Equity Portfolio (1)                               _.__%             _.__%         _.__%                    _.__%
 International Equity Portfolio (1)                 _.__%             _.__%         _.__%                    _.__%
 Small Cap Portfolio (1)                            _.__%             _.__%         _.__%                    _.__%

===============================================================================================================================

(1) The other expenses noted above are based on estimated amounts for the current fiscal year.

MFS Variable Insurance Trust


The portfolios of the MFS Variable Insurance Trust in which the Separate Account may currently invest and their investment objectives and fees are as follows:


MFS Bond Series: Seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect shareholders' capital.


MFS Emerging Growth Series:  Seeks to provide long-term growth of capital.


MFS Growth with Income Series: Seeks to provide reasonable current income and long-term growth of capital and income.


MFS High Income Series: Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS Research Series: Seeks to provide long-term growth of capital and future income.


MFS Total Return Series: Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.


MFS Utilities Series: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).


MFS Capital Opportunities Series:  Seeks capital appreciation.


MFS Global Government Series:  Seeks income and capital appreciation.


The investment adviser for each series is Massachusetts Financial Services Company ("MFS"). MFS' principal business address is 500 Boylston Street, Boston, Massachusetts 02116. The principal underwriter of the series is MFS Fund Distributors, Inc. located at 500 Boylston Street, Boston, Massachusetts 02116.

===============================================================================================================================

                                                     Investment                                         Total Fund
                                                   Management and              Other              Annual Expenses (After
                   Funds                                Fund                 Expenses                    Expense
                                                 Administration Fee                                  Reimbursements)
-------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
 MFS Bond Series (1)(2)                                _.__%                   _.__%                      _.__%
 MFS Emerging Growth Series (2)                        _.__%                   _.__%                      _.__%
 MFS Growth with Income Series (1)(2)                  _.__%                   _.__%                      _.__%
 MFS High Income Series (1)(2)                         _.__%                   _.__%                      _.__%
 MFS Research Series (2)                               _.__%                   _.__%                      _.__%
 MFS Total Return Series (1)(2)                        _.__%                   _.__%                      _.__%
 MFS Utilities Series (1)(2)                           _.__%                   _.__%                      _.__%
 MFS Capital Opportunities Series (1)(2)               _.__%                   _.__%                      _.__%
 MFS Global Government Series (1)(2)                   _.__%                   _.__%                      _.__%
===============================================================================================================================

(1) MFS has agreed to bear expenses for the Series, subject to reimbursement by the Series, such that each Series' "Other Expenses" shall not exceed the following percentages of the average daily net assets of the Series during the current fiscal year: _.__% for the Bond Series and _._-% for each remaining Series. Otherwise, "Other Expenses" for the Bond Series, Growth with Income Series, High Income Series, Total Return Series, Utilities Series, Value Series and World Government Series would be _.__%, _.__%, _.__%, _.__%, _.__%, _.__%, and _.__%, respectively, and total fund annual expenses would be _.__%, _.__%, _.__%, _.__%, _.__%, _.__%, and _.__%,
     respectively, for these Series.

(2) Each Series has an expense offset arrangement which reduces the Series' custodian fees based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."

Neuberger Berman Management Inc. ("NBMI")


The portfolios of the Neuberger Berman Advisers Management Trust ("AMT") in which the Separate Account may currently invest and their investment objectives and fees are as follows:


AMT Balanced Portfolio: Seeks long-term capital growth and reasonable current income without undue risk to principal.



AMT Growth Portfolio: Seeks capital appreciation without regard to income, and can invest in securities of small-, medium-, and large-capitalization companies. The portfolio has a current intention to focus primarily on the stocks of medium-cap companies believed to have the maximum potential for long-term capital appreciation.


AMT Limited Maturity Bond Portfolio: Seeks the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. Investments are made in a diversified portfolio primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others.


AMT Partners Portfolio: Invests principally in common stocks of medium- to large-capitalization established companies, using the value-oriented investment approach. Capital growth is sought through an investment approach that is designed to increase capital with reasonable risk. NB Management looks for securities believed to be undervalued based on strong fundamentals such as a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.


Neuberger Berman Management Inc. ("NBMI") serves as the investment manager of the portfolios and is also the principal underwriter of the portfolios. NBMI's principal business address is 605 Third Avenue, New York, New York 10158-0180.

===============================================================================================================================
                                                          Investment
                                                          Management/             Other                  Total Fund
                       Funds                            Administrative          Expenses              Annual Expenses
                                                            Fees
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
("AMT") (1)
 AMT Balanced Portfolio (2)                                  _.__%                _.__%                    _.__%
 AMT Growth Portfolio (2)                                    _.__%                _.__%                    _.__%
 AMT Limited Maturity Bond Portfolio (2)                     _.__%                _.__%                    _.__%
 AMT Partners Portfolio (2)                                  _.__%                _.__%                    _.__%
===============================================================================================================================

(1) Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies, and shares of the AMT Balanced Portfolio are also available as an underlying investment fund for certain qualified retirement plans.

(2) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust ("Managers Trust"), an open-ended management investment company. The figures reported under "Investment Management/Administrative Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

The Royce Portfolios


The portfolios of Royce Capital Fund (Series Trust) in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Royce Micro-Cap Portfolio: Seeks long-term capital appreciation, primarily through investments in common stocks and convertible securities of small and micro-cap companies. Production of income is incidental to this objective.


Royce Premier Portfolio: Investment objectives are primarily long-term growth and secondarily current income. It seeks to achieve these objectives through investments in a limited portfolio of common stocks and convertible securities of companies viewed by Royce as having superior financial characteristics and/or unusually attractive business prospects.


Royce Total Return Portfolio: Seeks to have an equal focus on both long term growth of capital and current income by investing in a broadly diversified portfolio of dividend paying common stocks of companies selected on a value basis.

Royce & Associates, Inc. ("Royce") serves as the investment manager of the portfolios. Royce's principal business address is 1414 Avenue of the Americas, New York, New York 10019. The principal underwriter of the portfolios is Royce Fund Services, Inc., 1414 Avenue of the Americas, New York, New York 10019.

=================================================================================================================

                                                                                            Total Fund
                                              Investment             Other            Annual Expenses (After
                 Funds                      Management Fee          Expenses                 Expense
                                                                                         Reimbursements)
-----------------------------------------------------------------------------------------------------------------
The Royce Portfolios
 Royce Micro-Cap Portfolio (1)                  _.__%                _.__%                    _.__%
 Royce Premier Portfolio (1)                    _.__%                _.__%                    _.__%
 Royce Total Return Portfolio (1)               _.__%                _.__%                    _.__%

=================================================================================================================

(1) Investment management fees would be _.__%, _.__% and _.__% and total fund annual expenses would be _.__%, _.__% and _.__% for the Micro-Cap Portfolio, the Premier Portfolio, and the Total Return Portfolio, respectively, without the waivers of investment management fees by Royce. Royce has voluntarily committed to waive its fees and reimburse fund expenses through December 31, 1998 to the extent necessary to maintain total fund annual expenses of each Fund at or below _.__%.

Scudder Variable Life Investment Fund


The portfolios of the Scudder Variable Life Investment Fund in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Balanced Portfolio: Seeks a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.


Bond Portfolio: Seeks high income from a high quality portfolio of bonds.


Capital Growth Portfolio: Seeks to maximize long-term capital growth from a portfolio consisting primarily of equity securities.


Global Discovery Portfolio: Seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located around the world.


Growth & Income Portfolio: Seeks long-term growth of capital, current income and growth of income from a portfolio consisting of primarily common stocks and securities convertible into common stocks.


International Portfolio: Seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

The investment adviser for each portfolio is Scudder Kemper Investments, Inc. ("Scudder Kemper"). Scudder Kemper's principal business address is Two International Place, Boston, Massachusetts 02110- 4103. The principal underwriter of the portfolios is Scudder Investor Services, Inc., a Scudder Kemper subsidiary, located at Two International Place, Boston, Massachusetts 02110-4103.

==============================================================================================================================
                                                                         12b-1                               Total Fund
                  Funds                          Management Fee           Fee            Other            Annual Expenses
                                                                                        Expenses
------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund-
(Class B Shares)
 Balanced Portfolio                                  _.__%               _.__%           _.__%                 _.__%
 Bond Portfolio                                      _.__%               _.__%           _.__%                 _.__%
 Capital Growth Portfolio                            _.__%               _.__%           _.__%                 _.__%
 Global Discovery Portfolio (1)                      _.__%               _.__%           _.__%                 _.__%
 Growth & Income Portfolio                           _.__%               _.__%           _.__%                 _.__%
 International Portfolio                             _.__%               _.__%           _.__%                 _.__%
==============================================================================================================================

(1) The Adviser agreed to waive all or a portion of its management fee to limit the expenses of the Global Discovery Portfolio to _.__% of average daily net assets. Had the fee been imposed, the management fee would have been _.__% and the total operating expenses would have been _.__%.

The Strong Funds


The Strong Funds in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Strong Discovery Fund II: Seeks capital growth by investing primarily in equity securities that are believed to represent attractive growth opportunities. The Fund also has the flexibility to invest in debt obligations and short-term fixed income securities. The fund's investment advisor seeks companies, regardless of size or maturity, that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles.


Strong Growth Fund II: Seeks capital growth by investing primarily in equity securities that are believed to have above-average growth prospects. The fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued.


Strong International Stock Fund II: Seeks capital growth by investing primarily in equity securities of issuers located outside the United States. The fund will normally invest in securities of issuers in at least three different countries.

Strong Opportunity Fund II: Seeks capital growth by investing in equity securities emphasizing investments in medium-sized companies that the investment advisor believes are under-researched and attractively valued. The fund's investment advisor looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices.


The Strong Funds are not available to California residents.


The investment adviser for each fund is Strong Capital Management, Inc. ("Strong"). Strong's principal business address is P.O. Box 2936, Milwaukee, Wisconsin 53201. The principal underwriter of the funds is Strong Funds Distributors, Inc., located at P.O. Box 2936, Milwaukee, Wisconsin 53201.

======================================================================================================================
                                                 Investment                                    Total Fund
                  Funds                        Management Fee            Other               Annual Expenses
                                                                       Expenses
----------------------------------------------------------------------------------------------------------------------
The Strong Funds
 Strong Discovery Fund II (1)
 Strong Growth Fund II (1)(2)
 Strong International Stock Fund II (1)
 Strong Opportunity Fund II (1)
======================================================================================================================

(1) Calculated on an annualized basis as of December 31, 1997 through the fiscal year end.

(2) The Fund's advisor is currently absorbing expenses of _.__%. Without the absorptions, total fund annual expenses would have been _.__%.

T. Rowe Price Variable Funds


The portfolios of the T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and the T. Rowe Price Fixed Income Series, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Equity Income Portfolio: Seeks to provide substantial dividend income as well as long-term growth of capital by investing primarily in the common stocks of established companies paying above-average dividends, with favorable prospects for both increasing dividends and capital appreciation.


International Stock Portfolio: Seeks to provide long-term growth of capital through investments primarily in the common stocks of established companies based outside the United States.

Limited-Term Bond Portfolio: Seeks a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term investment-grade, corporate bonds.


Mid-Cap Growth Portfolio: Seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of common stocks of medium-sized (mid-cap) companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-cap companies are defined as those with a market capitalization within the range of companies in the S&P 400 Mid-Cap Index.


New America Growth Portfolio: Seeks to provide long-term growth of capital by investing primarily in common stocks of U.S. growth companies operating in service industries. The portfolio invests in stocks that range from large to small service companies expected by the fund's investment adviser to show superior earnings growth and that are above-average performers in their fields.


Personal Strategy Balanced Portfolio: Seeks the highest total return over time, with an emphasis on both capital growth and income by investing in a diversified portfolio typically consisting of 60% stocks, 30% bonds, and 10% money market securities.


The investment manager for each portfolio, except the International Stock Portfolio, is T. Rowe Price Associates, Inc. ("T. Rowe Price"). T. Rowe Price's principal business address is 100 East Pratt Street, Baltimore, Maryland 21202. Rowe Price-Fleming International Inc. ("Price-Fleming"), an affiliate of T. Rowe Price, serves as investment adviser to the International Stock Portfolio and its U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price also serves as the principal underwriter of the portfolios.

======================================================================================================================
                    Funds                           Investment              Other                 Total Fund
                                                  Management Fee          Expenses              Annual Expenses
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Variable Funds
 Equity Income Portfolio (1)                           _.__%                _.__%                    _.__%
 International Stock Portfolio (1)                     _.__%                _.__%                    _.__%
 Limited-Term Bond Portfolio (1)                       _.__%                _.__%                    _.__%
 Mid-Cap Growth Portfolio (1)                          _.__%                _.__%                    _.__%
 New America Growth Portfolio (1)                      _.__%                _.__%                    _.__%
 Personal Strategy Balanced Portfolio (1)              _.__%                _.__%                    _.__%

======================================================================================================================

(1) The investment management fee includes the ordinary expenses of operating the Funds.

Warburg Pincus Portfolios


The portfolios of Warburg Pincus Trust I and Warburg Pincus Trust II in which the Separate Account may currently invest and their investment objectives and fees are as follows:


Emerging Markets Portfolio: Seeks long-term growth of capital by investing primarily in equity securities of non-U.S. issuers consisting of companies in emerging securities markets.


Fixed Income Portfolio: Seeks total return consistent with prudent investment management.


Global Fixed Income Portfolio: Seeks total return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.


International Equity Portfolio: Seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of non-U.S. issuers.


Post-Venture Capital Portfolio: Seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy.


Small Company Growth Portfolio: Seeks capital growth by investing in equity securities of small-sized domestic companies.


The investment adviser for each portfolio is Warburg Pincus Asset Management, Inc. ("Warburg"). Warburg's principal business address is 466 Lexington Avenue, New York, New York 10017-3147. The principal underwriter of the portfolios is Counsellors Securities, Inc., a Warburg subsidiary, located at 466 Lexington Avenue, New York, New York 10017-3147.

======================================================================================================================
                                                                                               Total Fund
                                                Investment              Other            Annual Expenses (After
               Portfolios                     Management Fee          Expenses                  Expense
                                                                                            Reimbursements)
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust I
 Emerging Markets Portfolio (1)                    _.__%                _.__%                    _.__%
 International Equity Portfolio (2)                _.__%                _.__%                    _.__%
 Post-Venture Capital Portfolio (2)                _.__%                _.__%                    _.__%
 Small Company Growth Portfolio (2)                _.__%                _.__%                    _.__%
Warburg Pincus Trust II
 Fixed Income Portfolio (3)                        _.__%                _.__%                    _.__%
 Global Fixed Income Portfolio (3)                 _.__%                _.__%                    _.__%
======================================================================================================================

(1) Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, the investment management fee for the Emerging Markets Portfolio would equal _.__%; other expenses would equal _.__%; and total fund annual expenses would equal _.__%. Other expenses for the Portfolio are based on annualized estimates of expenses for the fiscal year ending December 31, 1997, net of any fee waivers or expense reimbursements. The investment adviser and co-administrator have undertaken to limit the Portfolio's total fund annual expenses to the limits shown in the table above through December 31, 1999.

(2) Investment management fees, other expenses and total fund annual expenses are based on actual expenses for the fiscal year ended December 31, 1997, net of any fee waivers or expense reimbursements. Without such waivers or reimbursements, investment management fees would have equalled _.__%, _.__% and _.__%; other expenses would have equalled _.__%, _.__% and _.__%; and total fund annual expenses would have equalled _.__%, _.__% and _.__% for the International Equity, Post-Venture Capital and Small Company Growth Portfolios, respectively. The investment adviser and co-administrator have undertaken to limit total fund annual expenses to the limits shown in the table above through December 31, 1999.

(3) Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, investment management fees would equal _.__% and _.__%, other expenses would equal __.__% and _.__% and total portfolio annual expenses would equal __.__% and _.__% for the Fixed Income and Global Fixed Income Portfolios, respectively. Other expenses are based upon annualized estimates of expenses for the fiscal year ending December 31, 1997, net of any fee waivers or expense reimbursements. The investment adviser and co-administrator have undertaken to limit each portfolio's total annual expenses to the limits shown in the table above through December 31, 1999.



Certain of the Funds have investment objectives and policies closely resembling those of mutual funds within the same complex that are sold directly to individual investors. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of its retail fund counterpart.

You will receive a prospectus for each available Fund. That prospectus will describe the Fund, its investment objective and strategies, its risks, and its management fees and other expenses. You should read the Fund prospectuses together with this prospectus. As with all mutual funds, a Fund may not meet its investment objective. Subject to applicable law, Prudential may stop offering one or more funds or may substitute a different mutual fund for any Fund.

Each Fund has provided Prudential with information about its management fees and other expenses. Except for the Series Fund, Prudential has not verified that information independently.

The Fixed Account


You may invest all or part of your Certificate Fund in the Fixed Account. The amount invested in the Fixed Account becomes part of Prudential's general assets, commonly referred to as the general account. The part of the Certificate Fund that you invest in the Fixed Account will accrue interest daily at a rate that Prudential declares periodically. This rate will not be less than an effective annual rate of 4%. Prudential may in its sole discretion sometimes declare a higher rate. At least annually and anytime you ask, we will tell you what interest rate currently applies. Under some Group Contracts, Prudential may determine interest rates based on the contract year we receive the premium payments.


We strictly limit your right to make transfers out of the Fixed Account. See the Transfers section on page XX. Prudential has the right to delay payment of any Cash Surrender Value attributable to the Fixed Account for up to 6 months. See the When Proceeds Are Paid section on page XX.


Because of exemptive and exclusionary provisions, Prudential has not registered the Fixed Account or the general account under the federal securities laws. Prudential has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosures concerning the Fixed Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy of statements made in a prospectus.


Detailed Information About the Certificates


How Prudential Issues Certificates

To apply for coverage under a Group Variable Universal Life Insurance Contract, an Eligible Group Member must fill out an enrollment form. Prudential may ask questions about the health of the person whose life is to be covered, and may ask that person to have a medical exam. If Prudential approves the person for coverage, that person will become a Covered Person under the Group Variable Universal Life Insurance.

Coverage on the life of a spouse. Usually, the Eligible Group Member buys coverage on his or her own life. But, some Group Contracts allow an Eligible Group Member to also apply for coverage on his or her spouse's life. No matter whose life is covered, the Participant is the person who "owns" the right to make decisions about the coverage (for example, deciding who the beneficiary will be). When we use the term "Participant" or "you," we mean the person who owns those rights. When we use the term "Covered Person," we mean the person whose life is covered.

The Eligible Group Member is usually the Participant. But, under some Group Contracts, an Eligible Group Member may allow another person the right to make decisions about the coverage. When that happens, Prudential considers the other person to be a Participant. See the Assignment and Applicant Owner sections on pages XX and XX.

Prudential will issue a Certificate to each Participant. Prudential will issue a separate Certificate for spouse coverage. The Certificate tells you about the rights, benefits, coverage, and obligations of the Group Variable Universal Life Insurance. The minimum Face Amount of insurance for a Certificate is $10,000.

Maximum ages. Generally, Prudential will not issue Certificates for a person who is older than age 74. And, Prudential will generally end a Participant's coverage at the maximum age shown in the Certificate (usually, that is age 100).

When a Participant reaches the maximum age, we make available these three options:

o You may ask to receive the Cash Surrender Value of the Certificate. (Prudential believes that a cash surrender upon termination of coverage will be subject to the same tax treatment as other surrenders. See the Tax Treatment of Certificate Benefits on page XX.

o You may use some or all of the Certificate Fund to buy Paid-up Coverage. See the Paid-up Coverage section on page XX.

o You can remain invested in your investment options. Under this option, we will no longer deduct monthly charges for the cost of insurance and for additional insurance benefits. The Death Benefit will change. Specifically, the Death Benefit will be equal to the amount of the Certificate Fund, minus any Certificate Debt and outstanding charges. The Death Benefit will no longer include the Face Amount of insurance. Also, we will no longer allow you to make premium contributions. You can still make loan repayments.

Under some Group Contracts, coverage may end at an age less than 100. You should refer to your particular Certificate and Group Contract to learn when coverage under your Certificate will end.


A "Free Look" Period

Generally, you may return a Certificate for a refund within 10 days after you receive it. This 10 day period is known as the "free look" period. Some states allow a longer period. You can ask for a refund by mailing the Certificate back to Prudential.

If you cancel your coverage during the free look period, we will generally refund the premium payments you made, minus any loans or withdrawals that you took. We will not add or subtract any gain or loss that would have come from the investment options you chose (unless a state law requires that we take those gains or losses into account when we make a refund). When we make a refund, we will not deduct any charges.

During the first 20 days after the Certificate Date, your premium payments will be invested in the Fixed Account (or, under some Group Contracts, in the Series Fund Money Market Portfolio). Prudential reserves the right to limit contributions and transactions during the free look period.


Procedures

Each Group Contract has different procedures for how you will conduct transactions under your Group Variable Universal Life Insurance - for example, how you will submit an enrollment form, make premium payments, take loans and withdrawals, and transfer or reallocate money in your Certificate Fund. Your Group Contractholder can tell you what those procedures are.

Under some Group Contracts, Participants will be required to make transactions through the Group Contractholder. Under other Group Contracts, Participants will be required to deal directly with Prudential. Either way, Prudential will consider enrollment forms, payments, orders and other documents to be "received" when Prudential receives them in good order. When Prudential reconciles financial transactions. Prudential usually reconciles financial transactions at the end of the day, when most banks and financial institutions have closed for the evening. As a result, some transactions (for example, premium payments, loan repayments, or withdrawals) cannot be completed until the next business day. Usually, this will result in a one-day delay in the movement of money from one investment option to another. During any delay, Prudential may place this money in an unallocated account owned by Prudential that pays a market rate of interest. The short term interest ("float") earned on this money will be retained by Prudential as compensation for services rendered. This interest will not be paid from a Participant's Certificate Fund, and will not reduce the value of the Certificate Fund. Transfers among the Funds and dollar cost averaging are not subject to this possible delay.


Premiums

Routine premium payments. You will usually be able to decide when to make premium payments and how much each premium payment will be. You just have to make sure that there is enough money in your Certificate Fund -- minus Certificate Debt and outstanding charges -- to cover each month's charges. If there is not, your insurance will end (in insurance terms, it will "lapse"). See the Lapse section on page XX to learn how your insurance will end and what you can do to stop it from ending.

Under some Group Contracts, you may also be required to pay a minimum initial premium to become a Participant. The minimum initial premium will vary for each Group Contract, but it will not be more than 50% of the Guideline Annual Premium. We define Guideline Annual Premium in the Definitions of Special Terms section on page XX.

Additional premium payments. In addition to routine premium payments, you may make additional premium payments at any time. Each additional premium payment must be at least $100. Prudential reserves the right to limit the amount of additional premiums.

How you will pay premiums. Your Group Contractholder sets up the premium payment method. Some Participants will make payments through the Group Contractholder (who will pass them on to us). Other Participants will pay us directly. Monthly charges may be higher when premium payments are made directly to Prudential. See the Charges and Expenses section on page XX.

Deducting premiums from your paycheck. Some Group Contractholders might set up a way for you to make routine premium payments by deducting them from your paycheck. Each Group Contractholder's rules for paycheck deduction will be different and some may require your premium payment to meet a minimum before the automatic deduction will be allowed. If that's the case, you may still make premium payments below the minimum directly to Prudential.

Effect of premium payments on tax status. If you pay additional premiums, we may need to increase your Death Benefit (and corresponding cost of insurance charges) to continue to qualify it as life insurance for federal tax purposes. Also, if you make premium payments above certain limits, the tax status of the insurance may change to that of a Modified Endowment Contract under the Internal Revenue Code. That status could have significant disadvantages from a tax standpoint.

We reserve the right to return any premium payment that would cause your insurance to fail to qualify as life insurance under applicable tax laws, or that would increase the Death Benefit by more than it increases the Certificate Fund.

See the Tax Treatment of Certificate Benefits section on page XX.


Effective Date of Insurance

When your insurance begins depends on what day of the month Prudential approves your completed enrollment form. If we approve your completed enrollment form prior to the 20th day of a month, your insurance will begin on the first day of the next month. If we receive your completed enrollment form on or after the 20th day of a month, your insurance will begin on the first day of the month after the next month.



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



How Prudential Will Deposit and Invest Premium Payments

Prudential will deposit premium payments in your Certificate Fund after we deduct any charges that apply. The amount of your premium after we deduct those charges is called "Net Premiums." See the Charges and Expenses section on page XX.

Here's how Prudential will deposit and invest your Net Premiums. We generally will make deposits to your investment options at the end of the Business Day on which Prudential receives the payment. Any payments received before the Certificate Date will be deposited as of the Certificate Date.

o Before the Certificate Date. Prudential will hold any premium payment that it receives before the Certificate Date in our general account (on your behalf). We will not pay interest on those amounts.

o During the first 20 days that your Certificate is in effect. We will invest any Net Premiums that we receive during the first 20 days in the Fixed Account. We will leave the Net Premiums in the Fixed Account for those first 20 days. After that, we will allocate the Net Premiums plus any interest earned to the investment options you selected. (Under some Group Contracts, we would use the Series Fund Money Market Portfolio instead of the Fixed Account.)

o After your Certificate has been in effect for 20 days. After your Certificate has been in effect for 20 days, Prudential will invest Net Premiums in your Certificate Fund and allocate them to the investment options you selected.

If you have not given us complete instructions on how you want Net Premiums to be invested, we will leave your Net Premiums invested in the Fixed Account until you furnish complete information. (Again, under some Group Contracts, we would use the Series Fund Money Market Portfolio, rather than the Fixed Account.)


How You Can Change the Way Prudential Allocates Future Premium Payments

You may ask Prudential to change the way your future premium payments will be allocated among the available investment options. Prudential will give you a form to use for this purpose. We will start to allocate premium payments in the new way as of the end of the Business Day on which we receive your request form in good order.

The minimum percent that you may allocate to an available investment option is 5%. All allocations must be in whole percents.


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



You may not change the way Prudential allocates future premiums if, at the time we receive your request, there is not enough money in your Certificate Fund -- minus Certificate Debt and outstanding charges -- to cover each month's charges. See the Lapse section on page XX.

We do not currently charge for changing the allocation of your future premiums. But, we may charge for it in the future.


How You Can Transfer Amounts In Your Certificate Fund From One Investment Option To Another

You may transfer amounts from one investment option to another. You may request a transfer in terms of dollars (such as transfer of $10,000 from one available option to another) or in terms of a percent reallocation (such as a reallocation to put 25% of the Certificate Fund in each available option).

There are some rules about how transfers can be made:

o The minimum amount you may transfer from one option to another is $100 (or the entire balance in the investment option, if it is less than $100).

o The minimum percent that you may allocate to an available investment option is 5%. All allocations must be in whole percents.

o We limit the number of times you may transfer amounts out of the Fixed Account. You may make only one transfer from the Fixed Account to one of the available Funds each Certificate Year. The transfer cannot be for more than $5,000 or 25% of the amount you have invested in the Fixed Account, whichever is greater. We may change these limits in the future.

Transfers will take effect as of the end of the Business Day in which a proper transfer request is received by Prudential (or Prudential's designee) on the form we require you to use for this purpose. Prudential will give you a form to use to request a transfer.

Under some Group Contracts, if you make more than twelve transfers in a Certificate Year, Prudential may charge up to $20 for each transfer after the twelfth.

Group Variable Universal Life Insurance was not designed for professional market timing organizations or for other organizations or persons that use programmed, large or frequent transfers. We will discourage a pattern of exchanges that coincides with a "market timing" strategy, since they may be disruptive to the Separate Account and the Funds. If we were to find such a pattern, we might modify the transfer procedures, including not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Certificate owner.

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





Dollar Cost Averaging

Dollar Cost Averaging (which we refer to as "DCA") lets you systematically transfer specified dollar amounts from the Series Fund Money Market Portfolio to the other available Funds at monthly intervals. You can request that a designated number of transfers be made under the DCA feature. When we make transfers under the DCA feature, the transfers are effective as of the end of the first Business Day following the first of the month.

You may use DCA at any time after your Certificate becomes effective. But, to start the DCA feature, you usually have to make a premium payment of at least $1,000 to the Series Fund Money Market Portfolio. And, the minimum transfer amount is $100.

Prudential will give you a form to request DCA. If we receive your request form in good order by the tenth of a month, we will start DCA processing during the next month. If we receive it after the tenth day of a month, we will start DCA processing during the month after the next month.

We will terminate the DCA arrangement when any of the following events occurs:

o    We have completed the designated number of transfers.

o The amount you have invested in the Series Fund Money Market Portfolio is not enough to complete the next transfer.

o Prudential receives your written request to end the DCA arrangement. (If we receive your request by the tenth of a month, we will cancel the transfer scheduled for the next following month. If we receive it after the tenth day of a month, we will cancel the transfer scheduled for the month after the next month.)

o    You no longer have coverage under the Group Variable Universal Life
     Insurance.

Currently, we do not charge for the DCA arrangement but we may in the future. Transfers made under the DCA arrangement do not count against the number of transfers that may be subject to the transfer charge described in the How You Can Transfer Amounts In Your Certificate Fund From One Investment Option To Another section on page XX.

The main objective of DCA is to shield investments from short-term price fluctuations. Since the same dollar amount is transferred to an available Fund with each transfer, you buy more of the Fund when its price is low and less of the Fund when its price is high. Therefore, you may achieve a lower than

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



average cost over the long term. This plan of investing does not assure a profit or protect against a loss in declining markets.


Death Benefits

Prudential will pay a Death Benefit to the beneficiary when the Covered Person dies.

Amount of the Death Benefit. The Death Benefit is the Face Amount of Insurance plus the value of the Certificate Fund as of the date of death minus any Certificate Debt and any past due monthly charges.

Adjustment in the Death Benefit. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to be certain that the insurance will meet the Internal Revenue Code's definition of life insurance. If that were the case for your Certificate, we would use one of two methods to increase the Death Benefit. Each Group Contract will use one method or the other.

Under the first method, we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to the following "corridor percentage" of the Certificate Fund based on your Attained Age:


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



COVERED PERSON'S     CORRIDOR         COVERED PERSON'S          CORRIDOR
  ATTAINED AGE      PERCENTAGE          ATTAINED AGE           PERCENTAGE
  ------------      ----------          ------------           ----------

      0-40              250%                 70                    115%
       41               243                  71                    113
       42               236                  72                    111
       43               229                  73                    109
       44               222                  74                    107

      ----             ----                  ---                  ----


       45               215                  75                    105
       46               209                  76                    105
       47               203                  77                    105
       48               197                  78                    105
       49               191                  79                    105

      ----             ----                  ---                  ----


       50               185                  80                    105
       51               178                  81                    105
       52               171                  82                    105
       53               164                  83                    105
       54               157                  84                    105

      ----             ----                  ---                  ----


       55               150                  85                    105
       56               146                  86                    105
       57               142                  87                    105
       58               138                  88                    105
       59               134                  89                    105

        ----           ----                  ---                  ----


       60               130                  90                    105
       61               128                  91                    104
       62               126                  92                    103
       63               124                  93                    102
       64               122                  94                    101

        ----           ----                  ---                  ----


       65               120                  95                    100
       66               119                  96                    100
       67               118                  97                    100
       68               117                  98                    100
       69               116                  99                    100


Under the second method, we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal the Certificate Fund divided by the "Net Single Premium" per dollar of insurance for the Covered Person's Attained Age. For this purpose, we base the "Net Single Premium" on the 1980 CSO Table.



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



How your beneficiary may receive the Death Benefit: Your beneficiary may receive the Death Benefit in the following ways:

o Prudential's Alliance Account. The Alliance Account is an interest-bearing account that holds the Death Benefit while your beneficiary takes time to consider other options. Your beneficiary has complete ownership of funds held in the Alliance Account, and may draw on all or part of the funds by writing a draft. Interest earnings in the Alliance Account are compounded daily and credited monthly. Your beneficiary can transfer proceeds from the Alliance Account to other modes of settlement at any time. Proceeds in the Alliance Account are part of Prudential's general account. If your beneficiary does not want the money to go to the Alliance Account, he or she can ask Prudential to issue a check instead.

o Other Options. Your beneficiary can arrange with Prudential for the Death Benefit to be paid in a different way (known as "modes of settlement"), if the Death Benefit is $1,000 or more. (You can also elect a different mode of settlement for your beneficiary while you are living). See the Modes of Settlement section on page XX.


Changes in Face Amount

The rules for changing the Face Amount of Insurance will be different for each Group Contract, depending on the options selected by the Group Contractholder and on Prudential's rules.

The Face Amount of Insurance may increase or decrease. The increase or decrease may happen automatically, or when you ask. Here are some general statements about changes in your Face Amount of Insurance. But you should read your Certificate to learn how changes work in your case.

Increases in the Face Amount of Insurance

o Some Group Contracts allow Participants to ask for an increase in the Face Amount of Insurance at certain times.

o Some Group Contracts provide for automatic increases in the Face Amount of Insurance when a Participant's salary increases.

o    Some Group Contracts may not allow increases at all.




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



o Whenever the Face Amount of Insurance increases, Prudential may ask questions about the Covered Person's health, or require the Covered Person to have a medical exam, before the increase can become effective. Based on the answers to the questions or on the exam, Prudential may not allow the increase.

o An increase in the Face Amount will result in higher monthly insurance charges because our net amount at risk will increase.

Decreases in the Face Amount of Insurance

o Some Group Contracts allow Participants to decrease the Face Amount of Insurance at certain times.

o A Participant may not decrease the Face Amount to less than $10,000 or below the minimum amount required to maintain status as life insurance under federal tax laws.

o Some Group Contracts allow Prudential to automatically decrease the Face Amount when certain "triggering events" occur. "Triggering events" are events like reaching a certain age, retiring, or having a Certificate in effect for a certain number of years.

Generally, Prudential will make the automatic decrease at latest of: the Covered Person's 70th birthday, retirement, and the tenth Certificate Anniversary. We will calculate the amount of the deduction at the end of the first Business Day on or after the triggering event. The actual decrease will generally take effect on the first Monthly Deduction Date after that. Sometimes it may take an additional month before the charges change. If that happens, we will adjust the amount we deduct the first month after the decrease takes effect to credit you for any extra monthly charges we deducted the previous month.

When your Face Amount of Insurance changes - whether it increases or decreases - the change may cause your insurance to be treated as a Modified Endowment Contract under the Internal Revenue Code. Also, a decrease in coverage may limit the amount of premiums that you may contribute in the future. See the Tax Treatment of Certificate Benefits on page XX. You should consult your tax advisor before you change the Face Amount of your insurance.


Charges and Expenses

For a Certificate that is in effect, Prudential reserves the right to increase the charges that we currently make, but we currently have no intention to do so. We will not in any case increase charges above the maximum charges described below. You should refer to your particular Certificate to learn what charges apply to you.

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




Charges Deducted From Each Premium Payment. We will deduct the charges listed below from each premium payment you make before we invest the payment in the investment options you selected.

1. Charge for taxes on premium payments. We will deduct a charge for taxes we must pay on premiums. These taxes include federal, state or local income, premium, excise, business or any other type of tax (or part of one) that is based on the amount of premium we receive.

     This charge is currently made up of two parts:

o The first part is for state and local premium taxes. Currently, it is 2.25% of the premium Prudential receives. For some Group Contracts, the charge may be up to 5%. (In some states, this charge is called a premium-based administrative charge.)

o The second part is for federal income taxes that are based on premiums. Currently, it is 0.35% of premiums received by Prudential. We believe that this second charge is a reasonable estimate of the increased cost for premium-based federal income taxes resulting from a 1990 change in the Internal Revenue Code.

We may increase this charge if the cost of our taxes related to premiums is increased.

2. Charge for processing premiums. We may deduct up to $2 to cover the costs of collecting and processing premiums. We may reduce or eliminate this charge under certain Group Contracts. See the Reduction of Charges section on page XX.

3. Charge for sales expenses. We may deduct a charge to pay part of the costs we incur in selling the Group Contract and Certificates. These costs include commissions, advertising, and publishing prospectuses and sales literature. The maximum sales charge is 3.5% of each premium payment. We may reduce or eliminate this charge under certain Group Contracts.
     See the Reduction of Charges section on page XX.

Monthly Certificate Fund Charges. Prudential will deduct the following charges from your Certificate Fund each month. We will take the charges from each investment option you selected, in the same proportion that the value of your Certificate Fund is invested.

Generally, we will deduct these charges on the Monthly Deduction Date. Under some Group Contracts, we may deduct them when we receive the premium payments from the Group Contractholder. But, we will never deduct them later than 45 days past the Monthly Deduction Date.


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



1. Charge for the cost of insurance. We will deduct a charge for the cost of your insurance.

To calculate the cost of insurance charge, we multiply:

         your Certificate's "net amount at risk" by the "cost of insurance rate" for the Covered Person.

"Net amount at risk" means the amount by which your Certificate's Death Benefit (computed as if there were no Certificate Debt) exceeds your Certificate Fund.

The "cost of insurance rate" is based on many factors, including:

o    the Covered Person's age;

o the Covered Person's rate class (such as classes for smokers and non-smokers, or for active employees and retired employees);

o    the life expectancy of the people covered under your Group Contract;

o whether The Group Contractholder elected to buy any of the additional insurance benefits shown in the Additional Insurance Benefits section on page XX; and

o    whether or not the Certificate is provided on a Portable basis.

The cost of insurance rate will generally increase as the Covered Person ages. The cost of insurance charges are generally lower than the 1980 CSO Table.

We may adjust the actual cost of insurance rates from time to time. The changes in cost of insurance rates for each Group Contractholder are based on many factors, including:

o    the number of Certificates in effect;

o    the number of new Certificates issued;

o    the number of Certificates surrendered or becoming Portable;

o    the expected claims (death benefits, living benefits and surrenders);

o the expected cost of any additional insurance benefits that the Group Contractholder elected to buy;

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




o    the expected expenses; and

o    administrative services provided by the Group Contractholder, if any.

In addition to the list above, the past claims, expenses and the costs of additional insurance benefits, if any, of the group are reviewed since they are an important factor in calculating the expected claims, expenses and costs. However, we are prohibited from recovering past losses by state insurance law.

If we change the cost of insurance rates, we will change them the same way for all persons of the same age, rate class and group. We will not change them to be higher than the guaranteed cost of insurance rates shown in your Certificate. The guaranteed rates may be up to 150% of the 1980 CSO Table. The guaranteed rates are based on many factors, including:

o    guaranteed issue procedures, if any;

o simplified underwriting that may not require a medical exam, blood tests or urine tests;

o    groups with substandard risks characteristics; and

o the expected maximum cost of any additional insurance benefits that the Group Contractholder elected to buy.

2. Charge for additional insurance benefits. The Additional Insurance Benefits section on page XX tells you about benefits that you may be able to buy in addition to the Group Variable Universal Life Insurance and the additional insurance benefits that the Group Contractholder elected to buy. We will deduct a separate charge for any additional insurance benefits that you elect to buy from your Certificate Fund.

3. Charge for administrative expenses. We may deduct a charge for administrative expenses. This charge pays for maintaining records and for communicating with Participants and Group Contractholders. Currently, it is not more than $3 per month and it is guaranteed not to be more than $6 per month. We may reduce or eliminate this charge under certain Group Contracts. See the Reduction of Charges section on page XX.

4. Charge for other taxes. We reserve the right to deduct a charge to cover federal, state or local taxes that are imposed on the operations of the Separate Account. These are taxes other than those described under "Charge for taxes on premium payments" section above. Currently, we do not charge for these other taxes.


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



Daily Deduction from the Separate Account: Each day, Prudential deducts a charge from the assets of the Separate Account in an amount currently equal to an effective annual rate of 0.45%. We guarantee that the charge will not be more than an effective annual rate of 0.90%.

This charge compensates us for assuming the mortality and expense risks of the insurance provided under the Group Contract. The "mortality risk" is the risk that Covered Persons may live for shorter periods of time than Prudential estimated when we determined the mortality charge. The "expense risk" is the risk that expenses for issuing and administering the insurance will be more than Prudential estimated when we determined the charge for administrative expenses.

We will earn a profit from this risk charge to the extent we do not need it to provide benefits and pay expenses under the Certificate. We do not assess this charge on amounts allocated to the Fixed Account.

Transaction Charges. Under some Group Contracts, we may deduct a charge for surrenders, partial withdrawals, loans, transfers, reinstatements and additional statement requests. See the sections of this prospectus that describe each of those transactions. Those sections also describe the charges that Prudential may deduct.

Expenses Incurred by the Funds. Participants indirectly bear the charges and expenses of the Funds. To find out details about the management fees and other underlying Fund expenses, you should see The Funds section on page XX. You should also read the prospectuses for the available Funds.


Reduction of Charges

Prudential may reduce or waive the charge for sales expenses, the charge for processing premiums, or other charges under certain Group Contracts where we expect that the Group Contract will involve reduced sales or administrative expenses. In deciding whether to reduce such charges, and by how much, we consider the following factors:

o    The size of the group.

o    The total amount of premium payments we expect to receive.

o    How long Participants will hold their Certificates.

o The purpose for which the Group Contractholder bought the Group Contract and whether that purpose makes it likely that expenses will go down.

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




o Any other circumstances Prudential believes to be relevant in determining whether sales or administrative expenses will go down.

In some cases, we may guarantee the reduction or waivers of charges in the Group Contract. In other cases, we may decide to discontinue the reductions or waivers. Prudential's reductions and waivers of charges will not be unfairly discriminatory to the interests of any individual Participants.


Dividends or Experience Credits

The Group Contract is eligible to receive Dividends or Experience Credits. But, we have set the premium rates in such a way that we will not generally pay a dividend or experience credit.

If there is a Dividend or Experience Credit, Prudential will pay it to the Group Contractholder.

You should refer to your particular Group Contract for details on Dividends or Experience Credits.


Cash Surrender Value

The Cash Surrender Value of your Certificate is equal to your Certificate Fund minus any Certificate Debt, outstanding charges, and any transaction charge that may apply. On any day, your Certificate Fund equals the sum of the amounts in the Funds, the amount invested in the Fixed Account, and the Loan Account (see the Loans section on page XX).

The Cash Surrender Value will change daily to reflect:

o    Net Premiums;

o    withdrawals;

o    increases or decreases in the value of the Funds you selected;

o interest credited on any amounts allocated to the Fixed Account and on the Loan Account;

o    interest accrued on any loan;


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



o the daily asset charge for mortality and expense risks assessed against the variable investment options; and

o    monthly charges that Prudential deducts from your Certificate Fund.

If you ask Prudential, we (or our designee) will tell you what the Cash Surrender Value of your Certificate is. Prudential does not guarantee a minimum Cash Surrender Value. It is possible for the Cash Surrender Value of your Certificate to go down to zero.

The tables on pages XX and XX (following page XX) of this prospectus give examples of what Cash Surrender Values would be for two sample Certificates. The examples assume there would be uniform investment results in the selected Subaccount portfolios. The examples are only hypothetical and are only meant to help you understand how the Certificate works.


Full Surrenders

You may surrender your Certificate for its Cash Surrender Value at any time. If you do, all insurance coverage will end. Prudential will calculate the Cash Surrender Value as of the end of the Business Day on which we receive your request form in good order.

We will pay the proceeds as described in the When Proceeds Are Paid section on page XX. Under certain Group Contracts, Prudential may charge a transaction charge for the surrender of up to the lesser of $20 or 2% of the amount that you receive.

A surrender may have tax consequences. See the Tax Treatment of Certificate Benefits section on page XX.


Paid-up Coverage

At any time, you may elect to use the Cash Surrender Value of your Certificate to buy Paid-up Coverage. The minimum amount of Cash Surrender Value that you can exchange is $1,000. Under certain Group Contracts, Prudential may impose a transaction charge of up to $20 for the exchange.

The amount of Paid-up Coverage that you can have will be limited to the amount that you can buy with your Certificate's Cash Surrender Value. Also, it cannot be more than the Death Benefit under your Certificate at the time you make the exchange.


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Paid-up coverage will start as of the end of the Business Day on which we receive your request form in good order. Once the Paid-up coverage starts, all other coverage under your Certificate, including any additional insurance benefits, will end.

If you did not use your entire Cash Surrender Value to buy the Paid-up coverage, Prudential will pay you the remaining amount as of the end of the first Business Day after we receive your request form. We will pay it as described in the When Proceeds are Paid section on page XX. This withdrawal may affect the way you are taxed. See the Tax Treatment of Certificate Benefits section on page XX.

The purchase of Paid-up coverage could make your Certificate a Modified Endowment Contract. See the Tax Treatment of Certificate Benefits section on page XX.


Partial Withdrawals

While your Certificate is in effect, you may withdraw part of your Certificate's Cash Surrender Value. We will take it from each investment option you selected in the same proportions as the value of your Certificate Fund is invested, unless your request tells us to take the withdrawal from only selected investment options.

Partial withdrawals will be effective as of the end of the Business Day on which we receive your request form. We will pay you the withdrawn money as described in the When Proceeds Are Paid section on page XX.

You must withdraw at least $200 in any partial withdrawal. You may withdraw any amount that is more than $200, but you must leave enough in your Certificate Fund (less any Certificate Debt and outstanding charges) to pay the next month's charges. We will tell you the maximum amount you may withdraw.

Some Group Contracts may have a limit on the number of partial withdrawals you can make in a year. Some Group Contracts may impose a transaction charge for each partial withdrawal. The charge can be up to the lesser of $20 or 2% of the amount you withdraw. We will deduct the transaction charge from the amount you withdraw.

You may not repay any amount that you withdraw.

Withdrawals may have tax consequences. See the Tax Treatment of Certificate Benefits section on page XX.

Loans

You may borrow up to the Loan Value of your Certificate Fund. The Loan Value is 90% of your Certificate Fund minus any existing loan (and its accrued interest), outstanding charges, and the amount of the next month's charges. In states that require it, you may borrow a greater amount.

Under certain Group Contracts, Prudential may make a charge of up to $20 for each loan. The charge will be added to the principal amount of your loan.

The minimum amount that you can borrow at any one time is $200. You cannot take a loan if Certificate Debt exceeds the Loan Value. Prudential will pay loan proceeds as described in the When Proceeds Are Paid section on page XX.

Interest on the loan will accrue daily at a rate that Prudential sets each year. Interest payments are due the day before the Contract Anniversary. If you do not pay the interest when it is due, we will add it to the principal amount of the loan. When this happens, we will take an amount out of your investment options to make the Loan and the Loan Account equal in value.

When you take a loan from your Certificate Fund, here's what happens:

o We will take an amount equal to the loan out of each of your investment options on a pro-rata basis unless you tell us to take it only from selected investment options.

o We will start a Loan Account for you and will credit the Loan Account with an amount equal to the loan.

o We will generally credit interest to the amount in the Loan Account at an effective annual rate that is usually 2% less than the rate Prudential charges as interest on the loan. The crediting rate will generally be equal to the Fixed Account crediting rate.

You may repay all or part of a loan at any time. We will apply a loan repayment first against any unpaid loan interest and then to reduce the principal amount of the loan. You may repay a loan either by repayment or by withdrawing amounts from the Certificate Fund. When you send us a payment, you should tell us whether the payment is intended as a premium payment or as a loan repayment. If you do not indicate whether it is a premium or loan repayment, we will assume it is a loan repayment.

If you repay a loan by using the Certificate Fund, we will treat the repayment as a partial withdrawal from the Certificate Fund. A partial withdrawal may have tax consequences. See the Partial Withdrawals section on page XX and the Tax Treatment of Certificate Benefits section on page XX.

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




Your Loan Account plus accrued interest (together, these are called "Certificate Debt") may not exceed the value of your Certificate Fund. If Certificate Debt exceeds the value of your Certificate Fund, you will not have enough money in your Certificate Fund to cover the month's charges. See the Lapse section on page XX.

If you still have Certificate Debt outstanding when you surrender your Certificate or when you allow your Certificate to lapse, the amount you borrowed may become taxable. Also, loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See the Tax Treatment of Certificate Benefits section on page XX.

If we pay the Death Benefit or the Cash Surrender Value while a loan is outstanding, we will reduce the Death Benefit or the Cash Surrender Value by the amount of the loan plus any accrued interest.

A loan will have a permanent effect on your Certificate's Cash Surrender Value. It may also have a permanent effect on the Death Benefit. This happens because the investment results of the investment options you selected will apply only to the amount remaining in those investment options after the loan amount is transferred to the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be.


Telephone and Electronic Transactions

Under some Group Contracts, you may be able to perform some transactions by telephone or electronically. These transactions include: transferring amounts among available investment options, making surrenders and partial withdrawals, and requesting loans.

Prudential will not be liable when we follow instructions that we receive by telephone or electronically, if we reasonably believe the instructions were genuine. We have adopted security procedures that are reasonably designed to verify that such communications are genuine. We cannot guarantee that you will be able to get through to complete a telephone or electronic transaction during peak periods such as periods of drastic economic or market change or during system failures or power outages.


Lapse

In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when

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due. If it is not enough, Prudential will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay it.

In insurance terms, we call it a lapse when insurance ends because the charges for it are not paid.

How you can stop your insurance from lapsing. You must make a payment that is enough to pay outstanding charges. Prudential must receive the payment by the later of:

o    61 days after the Monthly Deduction Date; or

o    30 days after the date we mailed you the notice.

If you do not, your insurance will lapse and your Certificate will no longer have any value. A Certificate that lapses with Certificate Debt may affect the way you are taxed. See the Tax Treatment of Certificate Benefits section on page XX.

We will send the notice to the last known address we have on file for you. If the Covered Person dies during the grace period, we will reduce the Death Benefit by any past due monthly charges and by any Certificate Debt.


Termination of a Group Contractholder's Participation in Group Contract

The Group Contractholder may decide to terminate the Group Contract with Prudential, by giving Prudential 90 days' written notice.

In addition, Prudential may terminate a Group Contract:

o If the aggregate Face Amount of all Certificates, or the number of Certificates issued, falls below the permitted minimum, by giving the Group Contractholder 90 days' written notice.

o If the Group Contractholder fails to remit premium payments to Prudential in a timely way, at the end of the grace period.

o For any other reason, effective on a Contract Anniversary, by giving the Group Contractholder 31 days' written notice.

Termination of the Group Contract means that the Group Contractholder will not remit premiums to Prudential. In that event, no new Certificates will be issued under the Group Contract. How the termination affects you is described in the Options on Termination of Coverage section on

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page XX. The options that are available to you from Prudential may depend on what other insurance options are available to you. You should refer to your particular Certificate to find out more about your options at termination of coverage.


Participants Who Are No Longer Eligible Group Members

Each Group Contract has different rules for what happens when a Participant is no longer an Eligible Group Member.

Under some Group Contracts, Participants may be able to continue insurance coverage even though they are no longer an Eligible Group Member. This is called Portable Coverage. With Portable Coverage, you will start to make premium payments directly to Prudential (or to Prudential Mutual Fund Services, Inc.). We will start to send premium reminders directly to you. We will let you know about this change in the way premiums are paid within 61 days after you are no longer eligible under the Group Contract. We might impose certain rules and limits on the continued insurance. The rules and limits are shown in your Certificate. The notice that we send you will also tell you what the charges and expenses are for Portable Certificates. See also the Charges and Expenses section on page XX. Charges and expenses for Portable Certificates may be higher than those you paid while you were still an Eligible Group Member. But the charges and expenses will not be higher than the maximums described in this prospectus. Prudential may require that you keep a specified minimum amount in your Certificate Fund to continue as a Portable Certificate holder.

Under other Group Contracts, Participants will not be able to continue insurance coverage when no longer an Eligible Group Member. Those Participants have the options of Conversion, Paid-up Coverage, and payment of Cash Surrender Value, which are described in the Options on Termination of Coverage section on page XX.


Options on Termination of Coverage

Your insurance coverage under the Group Contract will end when the Group Contract itself ends. Under some Group Contracts, insurance coverage will also end when a Participant is no longer an Eligible Group Member.

When the Group Contractholder ends a Group Contract, the effect on Participants depends on whether or not the Group Contractholder replaces the Group Contract with another life insurance contract that allows for the accumulation of cash value. Generally, here is what will happen:


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o    If the Group Contractholder does replace the Group Contract with another life insurance contract that allows for the accumulation of cash value, Prudential will terminate your Certificate. We will also transfer the Cash Surrender Value of your Certificate directly to that new contract, unless you elect to receive the Cash Surrender Value.

     Under some Group Contracts, you may continue your insurance coverage on a Portable basis. Prudential might impose certain rules and limits on the continued insurance. The rules and limits are shown in your Certificate. You should read your Certificate to find out what rules and limits apply when you want to continue your insurance on a Portable basis.

o If the Group Contractholder does not replace the Group Contract with another life insurance contract that allows for the accumulation of cash value, you will have the options listed below. Under some Group Contracts, you may also have the option of continuing your insurance coverage on a Portable basis, as stated above.

Conversion. You may elect to convert your Certificate to an individual life insurance policy without giving Prudential evidence that the Covered Person is in good health, if your Certificate has been in force for at least 5 years (under some Group Contracts, the requirement may be less than 5 years). To elect this option, you must apply for it within 31 days (or longer, depending on the state law that applies) after your Certificate ends. You may select any form of individual life insurance policy (other than term insurance) that Prudential normally makes available to persons who are the same age as you and who are asking for the same amount of life insurance. Your premiums for the individual life insurance policy will be based on the type and amount of life insurance you select, your age and your risk class.

If your Certificate ended because you are no longer an Eligible Group Member, you may not convert more than the Face Amount of your Certificate. If your Certificate ended because the Group Contract ended, the amount you are able to convert may, depending on the state law that applies, be limited to the lesser of:

o    $10,000 or

o the Face Amount of your Certificate minus the amount of any group insurance that you become eligible for within 45 days after your Certificate ends.

If a Covered Person dies within 31 days (or longer, depending on the state law that applies) after the Certificate ends and you had the right to convert to an individual policy, we will pay a Death Benefit under the Certificate. But, the Death Benefit will be equal to the amount of individual insurance you could have had if you had actually made the conversion to the individual policy.

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Paid-up Coverage. You may elect to use your Certificate's Cash Surrender Value to buy fixed Paid-up Coverage on the Covered Person. To use this option, you must have at least $1,000 of Cash Surrender Value on the day your Certificate ends. The insurance amount will depend on how much the Cash Surrender Value is and on the age of the Covered Person. But, the amount of Paid-up Coverage cannot be more than your Certificate's Death Benefit right before you buy the Paid-up Coverage. You may elect this option within 61 days of the date your Certificate ended. Prudential will make the Paid-up Coverage effective as of the end of the Business Day on which we (or our designee) receive your request on the form we require you to use for this purpose. If you elect this option, your insurance may become a Modified Endowment Contract under the Internal Revenue Code. See the Tax Treatment of Certificate Benefits section on page XX.


Payment of Cash Surrender Value. You may receive the Cash Surrender Value by surrendering your Certificate. To do this, you must make a request to Prudential on the form that we require you to use for this purpose.

If you do not choose one of the options described above within 61 days of the date the Certificate ends, we will exchange your Certificate Fund for Paid-up Coverage if your Certificate Fund value is at least $1,000. If it does not have that much value, we will pay the Cash Surrender Value.


Reinstatement

You may request reinstatement of a lapsed Certificate any time within 3 years after the end of the grace period. But, you must be less than the maximum age at which a Certificate may be held. We will not reinstate a lapsed Certificate if the Group Contract under which the Certificate was issued ended and you did not have the right to continue your insurance on a Portable basis.

To reinstate your Certificate, you must send the following items to Prudential (or our designee):

o    A written request for reinstatement.

o Evidence of the good health of the Covered Person. The evidence must be satisfactory to Prudential.

o A premium payment (less any charges that apply) that is at least enough to pay the monthly charges for the grace period and for two more months. See the Charges and Expenses section on page XX.

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o    We will make your Certificate effective again on the Monthly Deduction Date that occurs after we approve your request. The terms of your original Certificate will still apply. We will apply a new 2-year period of incontestability, and the period during which the suicide exclusion applies will start over again. See the Incontestability section on page XX and the Suicide Exclusion section on page XX. When the original Certificate lapsed, we would have required you to pay off any outstanding Certificate Debt. We will not allow you to continue the loan under the reinstated Certificate.

o Currently, we do not charge for a reinstatement. But, we reserve the right to charge for reinstatements in the future.


Tax Treatment of Certificate Benefits

Introduction

This summary provides general information on the federal income tax treatment of a Certificate under the Group Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own tax advisor for complete information and advice.


Treatment as Life Insurance and Investor Control

The Certificate must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of investments. For further information on the diversification requirements, see Dividends, Distributions and Taxes in the applicable Fund prospectuses.

We believe we have taken adequate steps to insure that the Certificate qualifies as life insurance for tax purposes. Generally speaking, this means that:

o you will not be taxed on the growth of the funds in the Certificate Fund, unless you receive a distribution,

o    the Certificate's Death Benefit will be tax free to your beneficiary.

Although we believe that the Certificate should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Moreover, regulations issued to date do not provide guidance concerning the extent to which Participants may direct their investments to the

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particular available subaccounts of a separate account without causing the
Participants (instead of Prudential) to be considered the owners of the underlying assets. The ownership rights under the Certificate are similar to, but different in certain respects from, those addressed by the Internal Revenue Service in rulings holding that the insurance company was the owner of the assets. For example, Participants have the choice of more funds and the ability to reallocate amounts among available Subaccounts more frequently than in the rulings. While we believe that Prudential will be treated as the owner of the Separate Account assets, it is possible that the Participants may be considered to own the assets.

Because of these uncertainties, we reserve the right to make changes -- which will be applied uniformly to all Participants after advance written notice -- that we deem necessary to insure that the Certificates under the Group Contract will qualify as life insurance and that Prudential will be treated as the owner of the underlying assets.

Distributions

The tax treatment of any distribution you receive before the Covered Person's death depends on whether your Certificate is classified as a Modified Endowment Contract.

Certificates Not Classified as Modified Endowment Contracts

o If you surrender your Certificate or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Cash Surrender Value used to repay Certificate Debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Certificate less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Certificate Years, all or a portion of a withdrawal may be taxed if the Certificate Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Certificate for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the Certificate are ordinarily treated as debt and are not considered distributions subject to tax.

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Modified Endowment Contracts

o The rules change if the Certificate is classified as a Modified Endowment Contract. The Certificate could be classified as a Modified Endowment Contract if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made (or a rider removed). The addition of a rider or an increase in the Face Amount of insurance may also cause the Certificate to be classified as a Modified Endowment Contract. You should first consult a tax advisor if you are contemplating any of these steps.

o If the Certificate is classified as a Modified Endowment Contract, then amounts you receive under the Certificate before the Covered Person's death, including loans and withdrawals, are included in income to the extent that the Certificate Fund before surrender charges exceeds the premiums paid for the Certificate increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to loans, withdrawals, and full surrenders made during the two-year period before the time that the Certificate became a Modified Endowment Contract.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty tax of 10 percent unless the amount is received on or after age 59 1/2 , on account of your becoming disabled or as a life annuity.

o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Certificate for purposes of applying these rules.

Any dividends or Experience Credits applied to reduce premiums due will effectively reduce the premiums paid for purposes of these rules.


Treatment as Group Term Life Insurance

In most cases, employee-pay-all coverage under the Group Contract will not qualify as group term life insurance under the Internal Revenue Code, or be deemed to be part of a group term life insurance plan. The Certificate will therefore be treated the same as any individually purchased life insurance policy for tax purposes. However, under certain circumstances, a portion of the coverage under the Group Contract may qualify as group term life insurance and, in addition, Participants may be taxed on certain increases in cash values under an IRS-prescribed formula.

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Withholding

You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations

If you transfer or assign the Certificate to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Certificate to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Certificate Debt or on other loans that are incurred or continued to purchase or carry the Certificate may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the Covered Person dies.

The earnings of the Separate Account are taxed as part of Prudential's operations. The Separate Account does not intend to qualify as a regulated investment company under the Internal Revenue Code.


ERISA Considerations

If the Group Contract is treated as or acquired by an "employee benefit plan," as defined under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain legal requirements may apply.


Definition of An Employee Benefit Plan

An "employee benefit plan" includes two broad categories of arrangements that are established by certain entities (employers or unions) to cover employees -- "pension" plans or "welfare" plans.

A "pension plan" includes any program that provides retirement income to employees, or results in a deferral of income by employees for periods extending to the termination of covered employment or beyond. For these purposes, the term "pension plan" includes, but is not limited

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to, retirement plans that meet tax qualification requirements (for example, a
"401(k) plan"), as well as other arrangements which, by their operation, are intended to provide retirement income or deferrals beyond termination of employment.

A "welfare plan" includes a program established or maintained for the purposes of providing to employees, among other things, medical, accident, disability, death, vacation, and unemployment benefits.

Group Contracts as Employee Benefit Plans

Regulations issued by the United States Department of Labor ("Labor") clarify when specific plans, programs or other arrangements will not be either pension or welfare plans (and thus not considered "employee benefit plans" for purposes of ERISA). Among other exceptions, "group" or "group-type insurance programs" offered by an insurer to employees of an employer will not be a "plan" where:

o    no contributions are made by the employer for the coverage;

o    participation in the program is completely voluntary for employees;

o the "sole" function of the employer with respect to the program is, without endorsing the arrangement, to permit the insurer to publicize the program, to collect premiums through payroll deductions and to remit them to the insurer; and

o the employer does not receive any consideration in connection with the program, other than reasonable compensation (excluding any profit) for administrative services actually provided in connection with payroll deductions.

Whether or not a particular group insurance arrangement satisfies these conditions is a question of fact depending on the particular circumstances. You should consult counsel and other advisors to determine whether, under the facts of the particular case, a particular Group Contract might be treated as an "employee benefit plan" (either a pension or a welfare plan) subject to the requirements of ERISA.

Investment of Plan Assets in a Group Contract

The decision to invest employee benefit plan assets in a Group Contract is subject to rules under ERISA and/or tax law. Any plan fiduciary, which proposes to cause a plan to acquire a Group Contract, should consult with its counsel with respect to the potential legal consequences of the plan's acquisition and ownership of such Contract.

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Fiduciary/Prohibited Transaction Requirements under ERISA

If applicable, ERISA and tax law impose certain restrictions on employee benefit plans and on persons who are (1) "parties in interest" (as defined under ERISA) or "disqualified persons" (as defined under tax law) and (2) "fiduciaries" with respect to such plans. These restrictions may, in particular, prohibit certain transactions in connection with a Group Contract, absent a statutory or administrative exemption. You should consult counsel and other advisors to determine the application of ERISA under these circumstances. For example, administrative exemptions issued by Labor under ERISA permit transactions (including the sale of insurance contracts like the Group Contract) between insurance agents and employee benefit plans. To be able to rely upon such exemptions, certain information must be disclosed to the plan fiduciary approving such purchase on behalf of the plan. The information that must be disclosed includes:

o    the relationship between the agent and the insurer;

o a description of any charges, fees, discounts, penalties or adjustments that may be imposed in connection with the purchase, holding, exchange or termination of the Group Contract; and

o    the commissions received by the agent.

Information about any applicable charges, fees, discounts, penalties or adjustments may be found in the Charges and Expenses section on page XX. Information about sales representatives and commissions may be found in the Sale of the Contract and Sales Commissions section on page XX.

Execution of a Group Contract by a Group Contractholder and an enrollment form by a Participant will be deemed an acknowledgment of receipt of this information and approval of transactions under the Group Contract.


When Proceeds Are Paid

Prudential will generally pay any Death Benefit, Cash Surrender Value, partial withdrawal or loan proceeds within 7 days after we receive the request for payment at the office specified in our request form. We will determine the amount of the Death Benefit as of the date of the Covered Person's death. For other types of redemptions, we will determine the amount of the proceeds as of the end of the Business Day on which we received the request in good order. There are certain circumstances when we delay payment of proceeds:

o We may delay payment of proceeds that come from the Funds and the variable part of the

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     Death Benefit if any of the following events occurs: the New York Stock
     Exchange is closed (other than for a regular holiday or a weekend), trading is restricted by the SEC, or the SEC declares that an emergency exists.

o We expect to pay proceeds that come from the Fixed Account or from Paid-up Coverage promptly upon request. But, we do have the right to delay these payments (other than the Death Benefit) for up to six months (or a shorter period, if required by state law). We will pay interest at the Fixed Account rate if we delay payment for more than 30 days (or a shorter period, if required by state law).


Beneficiary

You have the right to name the beneficiary who will receive the Death Benefit from your Certificate. You must use the form that Prudential requires you to use. You may change the beneficiary at any time. You do not need the consent of the present beneficiary. If you have more than one beneficiary at the time the Covered Person dies, we will pay the Death Benefit in equal parts to each beneficiary, unless you have given us other instructions.


Incontestability

After your Certificate has been in force for two years or more during the Covered Person's lifetime, Prudential will not contest liability under the Certificate. We will also not contest liability for any change in your Certificate that required our approval after the change has been in force for two years or more during the Covered Person's lifetime.


Misstatement of Age

If the Covered Person's age is stated incorrectly in the Certificate, we will adjust the amount of the Death Benefit to reflect the correct age, as permitted by law.


Suicide Exclusion

Generally, if the Covered Person dies by suicide within two years from the Certificate Date, Prudential will not pay the Death Benefit described in other sections of this prospectus. Instead, we will pay your beneficiary an amount equal to your premium payments minus any Certificate Debt,

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outstanding charges, and any partial withdrawals. This limit will apply whether the suicide occurred while the Covered Person was sane or insane.

If the Covered Person dies by suicide within two years after the effective date of an increase in the Face Amount of your Certificate that required our approval, we will not pay the increased amount of insurance. Instead of the amount of the increase, we will pay your beneficiary the monthly charges that were attributable to the increased amount. Again, this limit will apply whether the suicide occurred while the Covered Person was sane or insane.


Modes of Settlement

The Death Benefits section describes how your beneficiary may receive the Death Benefit. In addition to the methods described in the Death Benefits section, Prudential also makes these methods available. They are known as "modes of settlement":


Option 1:  Payments for a Fixed Period

     The Death Benefit plus interest is paid over a fixed number of years (1 -
     25). The payment may be received monthly, quarterly, semi-annually or annually. The payment amount will be higher or lower depending on the period selected.

     The interest rate can change, but will not be less than the guaranteed rate shown in the claim settlement certificate that your beneficiary will receive. Your beneficiary may withdraw the total present value of payments not yet made at any time.

Option 2:  Payment in Installments for Life

     The Death Benefit provides monthly payments in installments for as long as your beneficiary lives. Your beneficiary may choose a guaranteed minimum payment period (5,10 or 20 years) or an installment refund, which will guarantee that the sum of the payments equals the amount of the Death Benefit payable under this option. If your beneficiary dies before Prudential has made all guaranteed payments, Prudential will pay the present value of the remaining guaranteed payments to a payee your beneficiary designated.


Option 3:  Interest Income

     The Death Benefit remains with Prudential and earns interest. This option allows you or your beneficiary to leave the Death Benefit with Prudential and choose another settlement option at a

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later time. Withdrawals of $100 or more (including the entire unpaid Death
Benefit) can be made at any time. The interest income may be received monthly, quarterly, semi-annually or annually.

     The interest rate can change, but will not be less than the guaranteed rate shown in the claim settlement certificate that you or your beneficiary will receive.

Option 4:  Payments of a Fixed Amount

     You or your beneficiary receives a guaranteed specified sum for a limited number of years. This guaranteed specified sum represents a return of the principal (Death Benefit) and interest paid over the selected number of years. The payment may be received monthly, quarterly, semi-annually, or annually.

     The interest rate can change, but will not be less than the guaranteed rate shown in the claim settlement certificate that you or your beneficiary will receive. Any interest credited will be used to extend the payment period.

Option 5:  Certificate of Deposit

     The Death Benefit is used to purchase a certificate of deposit that is issued by The Prudential Bank. Certificates of Deposit (CDs) are investments that allow you or your beneficiary to choose a variety of short- and long-term deposit options. They are designed to pay interest monthly, quarterly, semi-annually, annually or at maturity. Interest rates are guaranteed for the term of the CD. There is generally a $10,000 minimum amount for this option.

Under each of the above options, each payment must generally be at least $20.

If your beneficiary elects one of these settlement options, the tax treatment of the Death Benefit may be different than it would have been had the option not been elected. Your beneficiary should get advice from a tax advisor.


Assignment

You may assign your Certificate, including all rights, benefits and privileges that you have. Prudential will honor the assignment only if: (1) you make the assignment in writing; (2) you sign it; and (3) Prudential receives a copy of the assignment at the Prudential office shown in your Certificate. We are not responsible for determining whether the assignment is legal or valid.

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Throughout this prospectus, we describe various rights that you have. You may assign those rights to someone else. If you do, you should consider the references to "you" in this prospectus as applying to the person to whom you validly assigned your Certificate.

If you assign a Certificate that is a Modified Endowment Contract, it might affect the way you are taxed. It might also affect the way the person to whom you assign the Certificate is taxed. See the Tax Treatment of Certificate Benefits section on page XX.


Applicant Owner Provision

Some Group Contracts have an "applicant owner" provision. An "applicant owner" is a person who may apply for coverage on the life of an Eligible Group Member. And, as with an assignment, if a Participant agrees to let another person be the applicant owner of the Certificate, that person would have all of the rights to make decisions about the coverage. References to "Participant" and "you" in this prospectus also apply to an applicant owner.

When naming an applicant owner, the Eligible Group Member must agree to have his or her life covered. Examples of people who may be applicant owners are the Eligible Group Member's spouse, child, parent, grandparent, grandchild, sister, brother, or the trustee of any trust set up by the Eligible Group Member. At any one time, only one person may be an "eligible applicant owner" under a Certificate.

An "applicant owner" must fill out an enrollment form. The Eligible Group Member must sign the enrollment form to show his or her agreement. Prudential may require the Eligible Group Member to answer questions about his or her health, or to have a medical examination. If we approve the enrollment form, we will issue the Certificate to the applicant owner.


Voting Rights

The assets that are held in the Separate Account are invested in the Funds. Prudential is the legal owner of those shares. Because we are the owner, we have the right to vote on any matter that shareholders of the Funds vote on. The voting happens at regular and special shareholder meetings. We will (as required by law) vote in accordance with voting instructions we receive from Participants. A Fund may not hold annual shareholder meetings when not required to do so under the laws of the state of its incorporation or under the federal securities laws.

If we do not receive timely voting instructions for Fund shares from Participants, we will vote those shares in the same proportion as shares in the Funds for which we do receive instructions. We will do the same thing for shares held as general account investments of Prudential. If federal securities laws


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change so that Prudential is allowed to vote on Fund shares in our own right, we may decide to do so.

Generally, you may give us voting instructions on matters that would be changes in fundamental policies of the Funds. You may also give us voting instructions on any matter that requires a vote of the Fund's shareholders. But, if a Fund that you participate in has a vote on approval of the investment advisory agreement or any change in a Fund's fundamental investment policy, you will vote separately by Fund. This practice is dictated by the federal securities laws.

Here's how we will determine the number of Fund shares and votes for which you may give instructions:

o To determine the number of Fund shares, we will divide the part of your Certificate Fund that is derived from participation in a Subaccount by the value of one share in the corresponding portfolio of the applicable Fund.

o The number of votes will be determined as of the record date chosen by the Board of Directors of the applicable Fund.

We will give you the proper forms and proxies to give these instructions. We reserve the right to change the way in which we calculate the weight we give to voting instructions. We would make such a change to comply with federal regulations.

If we are required by state insurance regulations, we may disregard voting instructions in certain instances. We may disregard instructions if: (1) the instructions would require shares to be voted in a way that would cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or (2) the instruction would approve or disapprove an investment advisory contract for a Fund. Also, Prudential itself may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the Funds' portfolios, provided that Prudential reasonably disapproves such changes in accordance with applicable federal regulations. If Prudential does disregard voting instructions, we will tell you that we did and our reasons for it in the next annual or semi-annual report to Participants.


Substitution of Fund Shares

If Prudential's management thinks that an available portfolio of the Funds becomes unsuitable for investment by Participants, we may substitute the shares of another portfolio or of an entirely different mutual fund. Our management might find a portfolio to be unsuitable because of investment policy changes, tax law changes or considerations, the unavailability of shares for investment or other reasons, including our discretion. Before Prudential can substitute shares, the

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SEC, and possibly one or more state insurance departments, must approve the substitution. We would notify Group Contractholders and Participants if we were to make such a substitution.


Additional Insurance Benefits

One or more of the following additional insurance benefits may be available to you. These benefits may be provided to all Participants under a Group Contract. Or, the Group Contract may require you to pay an additional charge to receive the benefits. Each Group Contract will have different rules about how the additional benefits are made available. You should refer to the Group Contract and your Certificate to find out what additional insurance benefits are available to you.

Accelerated Death Benefit. Under an accelerated death benefit, you can elect to receive an early payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill. "Terminally ill" means the Covered Person has a life expectancy of 12 months or less (under some Group Contracts, the number of months might be higher or lower). You must give Prudential satisfactory evidence that the Covered Person is terminally ill. You may receive the accelerated payment in a lump sum.

When we pay the Death Benefit under this option, it will be adjusted to reflect its present value. The adjusted Death Benefit will always be less than the Death Benefit, but will generally be greater than the Certificate's Cash Surrender Value. Under some Group Contracts, the accelerated death benefit may be discounted for interest. Prudential may charge a fee of up to $350 when we pay an accelerated death benefit.

We will not pay an accelerated death benefit if you are required to elect it to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of accelerated death benefit that is available to you. Unless required by law, you can no longer request an increase in the Face Amount of your Certificate once you have elected to receive an accelerated death benefit. The amount of future premium payments you can make will also be limited.

Adding the Accelerated Death Benefit to your Certificate will not affect the way you are taxed. This income tax exclusion may not apply if the benefit is paid to someone other than the Participant. But, if you actually receive proceeds from the Accelerated Death Benefit, it could have tax consequences and may affect your eligibility for certain government benefits or entitlements. In general, the accelerated death benefit is excluded from income if the Covered Person is terminally ill or chronically ill as defined in the tax law (although the exclusion in the latter case may be limited). You should consult a tax advisor before you elect to receive this benefit.

Accidental Death and Dismemberment Benefit. An Accidental Death and Dismemberment Benefit provides you insurance for accidental loss of life, sight, hand, or foot. This benefit excludes


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certain types of losses. For example, losses due to suicide or attempted suicide, diseases and infirmities, medical or surgical treatments, and acts of war are not covered. The benefit may be subject to other exclusions from coverage, age limitations, and benefit limitations. You should refer to your Certificate and the Group Contract to learn the details of any benefit that may be available to you.

Extended Death Protection During Total Disability. An extended death benefit provides protection during your total disability. Under this provision, even if your insurance would have ended because of your total disability, Prudential will extend your insurance coverage if you became totally disabled prior to age
60. The amount of insurance that will be extended is your Face Amount of insurance. We will extend your insurance coverage for successive one-year periods, generally until age 65. You must provide satisfactory proof of continued total disability.

Dependent Life Benefits. Dependent life benefits provide insurance on the life of a qualified dependent. A qualified dependent may be the Participant's spouse and/or unmarried child.

Seat Belt Coverage. Seat belt coverage provides a death benefit for the loss of life while driving or riding in a motor vehicle while wearing a seat belt. "Motor vehicle" means a private automobile, van, four-wheel drive vehicle, self-propelled motor home and truck. It does not mean a motor vehicle used for farming, military, business, racing, or any other type of competitive speed event. Certain exclusions will apply.


Reports

At least once each Certificate Year, Prudential will send you a statement that gives you certain information about your insurance. These statements will give you details about the value of your Certificate Fund, about transactions that you made, and specific insurance data about your coverage.

If you make a request, we will also send you a current statement about your insurance. It will give you the same kind of information as the annual statement does. We may limit the number of current statements you may request or may charge you for additional statements. Any such charge will not exceed $20 for an additional report.

We will also send to you and to the Group Contractholder, annual and semi-annual reports that list the securities held in each available portfolio of the Funds. The federal securities laws require these reports. Prudential keeps records about the Separate Account according to the federal securities laws.

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If you invest in the Series Fund through more than one variable insurance contract, you will receive only one copy of each annual and semi-annual report issued by the Series Fund. But, if you want another copy of a report, you may ask us for one by calling the telephone number listed on the inside cover page of this prospectus.


Sale of the Contract and Sales Commissions

Prudential Investment Management Services LLC (referred to as "PIMS") acts as the principal underwriter of the Group Contracts and Certificates. PIMS is a direct, wholly-owned subsidiary of Prudential.

PIMS, organized in 1996 under Delaware law, is registered as a broker-dealer under the federal securities laws. PIMS is also a member of the National Association of Securities Dealers, Inc. PIMS's principal business address is 751 Broad Street, Newark, New Jersey 07102. PIMS also acts as principal underwriter with respect to the securities of other Prudential investment companies.

The Group Contracts and Certificates are sold by persons who are registered representatives of PIMS and who are also authorized by state insurance departments. The Group Contracts and Certificates may also be sold through other broker-dealers authorized by PIMS and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than the basis described below.

The maximum commission that Prudential will pay to the representative upon the purchase of the Contract is 15% of the premium payment received. The amount Prudential will pay to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 15% of the premium payment. Prudential may require the representative to return all of the first year commission if the Group Contract is not continued through the first year. Sales representatives who meet certain productivity, profitability, and persistency standards with regard to the sale of the Group Contract will be eligible for additional bonus compensation from Prudential. Generally, Prudential will pay PIMS a commission of no more than 15% of the premium payment. The commission and distribution percentages will depend on factors such as the size of the group involved and the amount of sales and administrative effort required in connection with the particular Group Contract. In total, they will not exceed 15% of the premium payment.

The distribution agreement between PIMS and Prudential will terminate automatically upon its assignment (as that term is defined in the federal securities laws). But, PIMS may transfer the agreement, without the prior written consent of Prudential, under the circumstances set forth in the federal securities laws. Either party may terminate the agreement at any time if the party gives 60 days' written notice to the other party.


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Sales expenses in any year are not equal to the sales charge in that year.
Prudential may not recover its total sales expenses for some or all Group Contracts over the periods the Certificates for such Group Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Prudential's surplus, which may include amounts derived from the mortality and expense risk charge and the monthly cost of insurance charge. See the Charges and Expenses section on page XX.


Ratings and Advertisements

Independent financial rating services -- including Moody's, Standard & Poors, Duff & Phelps and A.M. Best Company - rate Prudential. These ratings reflect our financial strength and claims-paying ability. They are not intended to rate the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. Furthermore, we may include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Services Performed by Third Parties

Throughout this prospectus, we describe how Prudential and the Group Contractholder will perform transactions with you and how you will perform transactions with them. Prudential has the right to ask another party (referred to as a "third party") to perform or receive transactions in its place. The Group Contractholder has the same right. That means that, for a particular Group Contract, you may conduct transactions via a third party rather than directly with Prudential or the Group Contractholder.

In some cases, the third party might be another part of Prudential. (For example, when you make premium payments to Prudential, they could be received by Prudential Mutual Fund Services, Inc., a wholly-owned subsidiary of Prudential). In other cases, the third party might be a third party administrator or even the group that sponsors the Group Contract.

Prudential may make payments to third party administrators or groups sponsoring the Group Contracts for their services related to administration and sponsorship of the Group Contracts.


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State Regulation

Prudential is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. We reserve the right to change the Group Contract and Certificate to comply with applicable state insurance laws and interpretations thereof.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, we are required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all our variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.


Experts

The financial statements in this registration statement for the years ended December 31, 1998, December 31, 1997 and December 31, 1996 have been audited by ________________________, independent accountants, as stated in their reports appearing in this prospectus. Prudential is relying on __________________________'s reports, which are given on their authority as accounting and auditing experts. _________________________'s principal business address is ___________________________________________________________________.
[Actuarial expert sentence to be added by post-effective amendment.]


Litigation

On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate, and later issued a Final Order and Judgement in the consolidated class actions before the court, 962 F. Supp. 450 (March 17, 1997, as amended April 14, 1997). The Court's Final Order and Judgement approving the class Settlement was appealed to the United States Court of Appeals for the Third Circuit, which upheld the district court's approval of the Stipulation of Settlement on July 23, 1998. As of now no further appeal has been taken.



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Pursuant to the Settlement, Prudential agreed to provide and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance contracts. As of December 31, 1997, based on a reasonable estimate of losses associated with ADR claims, management estimated the cost, before taxes, of remedying policyholder claims in the ADR process to be approximately $2.05 billion. While management believed these to be reasonable estimates based on information then available, further estimates are currently being developed in connection with the availability of more recent data. The ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

In addition, a number of actions have been filed against Prudential by policyholders who have excluded themselves from the Settlement; Prudential anticipates that additional suits may be filed by other policyholders.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.


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Year 2000 Compliance

The services provided to the Group Contractholders by Prudential depend on the smooth functioning of its computer systems. The year 2000, however, holds the potential for significant disruption in the operation of these systems. Many computer systems are programmed to recognize only the last two digits in a date. As a result, any computer system that has date-sensitive programming may recognize a date using "00" as the year 1900 rather than the year 2000. This problem can affect non-information technology systems that include embedded technology, such as microprocessors included in "infrastructure" equipment used for telecommunications and other services as well as computer systems. If this anomaly is not corrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly, which could in turn affect the accuracy and compromise the integrity of business records. Business operations could be interrupted when companies are unable to process transactions, send invoices, or engage in similar normal business activities.

Prudential established a Company-wide Program Office (CPO) to develop and coordinate an operating framework for the Year 2000 compliance activities. Prudential's CPO structured the Year 2000 program into three major components:
Business Applications, Infrastructure and Business Partners. The CPO also established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide progress of each component of Prudential's program for conversion and upgrading of systems for Year 2000 compliance.

Business Applications

The scope of the Business Applications component includes a wide range of computer systems that directly support Prudential's business operations and accounting systems. The entire application portfolio was analyzed in 1996 to determine appropriate Year 2000 readiness strategies (i.e., renovate, replace or retire). Rigorous testing standards have been employed for all applications that will not be retired, including those that are newly developed or purchased. Application replacement and renovation projects follow a similar path toward Year 2000 compliance. The key project phases include Year 2000 analysis and design, programming activities, testing, and implementation. Replacement projects are also tracked until the existing applications are removed from production.

Of Prudential's total application portfolio, approximately 70% of the applications are being renovated, 13% are being replaced by Year 2000 compliant systems, and the remaining 17% are being retired from production. At December 31, 1998, the percentage of business applications (based on application count) in the implementation phase for Year 2000 compliance for renovation, replacement and retirement are 99%, 96% and 99%, respectively. The interim target date for completing renovations and retirements is March 1999, with an overall completion date for Business Applications of June 1999.

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Infrastructure

The scope of Prudential's Year 2000 Infrastructure initiatives include mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment, buildings and facilities systems, personal computers, and vendor hardware and software.

Although there are minor differences among these various components, the approach to Year 2000 readiness for Infrastructure generally involves phases identified as inventory, assessment, remediation activities (e.g., upgrading hardware or software), testing and implementation. The interim target date for completion of certain Infrastructure components is March 1999 with an overall completion date for Infrastructure of June 1999.

Business Partners

Prudential's approach to business partner readiness includes classification of each partner's status as "highly critical" or "less critical" and the development of contingency plans to address the potential that a business partner could experience a Year 2000 failure. Approximately 30% of our business partners have been identified as highly critical and the remaining 70% as less critical. Project phases include inventory, risk assessment, and contingency planning activities. All project phases for highly critical business partner readiness were achieved in December 1998; we have an overall completion date for less critical business partner readiness of June 1999.

The Cost of Year 2000 Readiness

Prudential is funding the Year 2000 program from operating cash flows. Some of the expenses of Prudential's Year 2000 readiness are allocated across its various businesses and subsidiaries, including those businesses not engaged in providing services to Group Contractholders. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Prudential's ability to meet its contractual commitments to Group Contractholders.

Year 2000 Risks and Contingency Planning

The major portion of Prudential's transactions are of such volume that they can only be effectively processed through the use of automated systems. Therefore, substantially all of Prudential's contingency plans include the ultimate resolution of any causative technology failures that may be encountered.

Prudential believes that the Business Application, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. While management expects that a small number of the projects may not meet their targeted completion date, it is anticipated that these projects will be completed by September 1999 so that any delays, if experienced, would not have a


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significant impact on the timing of the project as a whole. During the course of the Year 2000 program, some discretionary technology projects have been delayed in favor of the completion of Year 2000 projects. However, this impact has been minimized by Prudential's strategic decision to outsource most of the Year 2000 renovation work.

While Prudential and its subsidiaries believe that they are well positioned to mitigate its Year 2000 issue, this issue, by its nature contains inherent uncertainties, including the uncertainty of Year 2000 readiness of third parties. Consequently, Prudential is unable to determine at this time whether the consequences of Year 2000 failures will have a material adverse effect on the results of operations, liquidity or financial condition. In the worst case, it is possible that any technology failure, including an internal or external Year 2000 failure, could have a material impact on Prudential's results of operations, liquidity, or financial position.

Prudential is enhancing existing business contingency plans to mitigate Year 2000 risk. Current contingency plans include planned responses to the failure of specific business applications or infrastructure components. These responses are being reviewed and expected to be finalized by June 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. The plans are also being updated to reduce the level of uncertainty about the Year 2000 problem including readiness of Prudential's Business Partners.

The discussion of the Year 2000 Issue herein, and in particular Prudential's plans to remediate this issue and the estimated costs thereof, are forward-looking in nature.


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                          Definitions of Special Terms
                             used in this Prospectus



Attained Age -- Your age as defined by the Group Contract.


Business Day -- A day on which the New York Stock Exchange is open for trading.


Cash Surrender Value -- The amount you receive upon surrender of the Certificate. The Cash Surrender Value is equal to your Certificate Fund on the date of surrender, less any Certificate Debt, outstanding charges, and any applicable transaction charge.


Certificate -- A document issued to you, as a Participant under a Group Contract, setting forth or summarizing your rights and benefits.


Certificate Anniversary -- The same date each year as the Certificate Date.


Certificate Date -- The effective date of coverage under a Certificate.


Certificate Debt -- The principal amount of any outstanding loans you borrowed under your Certificate plus any accrued interest.


Certificate Fund -- The total amount credited to you under your Certificate. On any date it is equal to the sum of the amounts under that Certificate allocated to: (1) the Subaccounts, (2) the Fixed Account, and (3) the Loan Account.


Certificate Year -- The year from the Certificate Date to the first Certificate Anniversary or from one Certificate Anniversary to the next.


Contract Anniversary -- The same date each year as the Contract Date.


Contract Date -- The date as of which the Group Contract is issued.


Covered Person -- The person whose life is insured under the Group Contract. The Covered Person is generally the Participant. Some Group Contracts may permit a Participant to apply for insurance under a second Certificate naming the Participant's spouse as the Covered Person.


Death Benefit -- The amount payable upon the death of the Covered Person (before the deduction of any Certificate Debt or any outstanding charges).


Dividend -- A portion of Prudential's divisible surplus attributable to the Group Contract that may be credited to the Group Contract as determined annually by Prudential's Board of Directors.


Eligible Group Members -- The persons specified in the Group Contract as eligible to apply for insurance protection under the Group Contract.


Experience Credit -- A refund that Prudential may provide under certain Group Contracts based on favorable experience.


Face Amount -- The amount of life insurance in your Certificate. The Face Amount, along with your Certificate Fund, is a part of your Death Benefit.


Fixed Account -- An investment option under which Prudential guarantees that interest will be


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added to the amount deposited at a rate we declare periodically.


Funds -- The Series Fund portfolios and other mutual fund portfolios in which the Separate Account invests. Your investment options include the Funds and the Fixed Account.

Group Contract -- A Group Variable Universal Life insurance contract that Prudential issues to the Group Contractholder. The term Group Contract also includes a participating employer's participation in a multi-employer trust.


Group Contractholder -- The employer, association, sponsoring organization or trust that is issued a Group Contract. In the case of an employer that joins a multiple employer trust, the employer exercises the rights accorded to a Group Contractholder as described throughout this prospectus.


Guideline Annual Premium -- A level annual premium that would be payable throughout the duration of a Certificate to fund the future benefits if the Certificate were a fixed premium contract, based on certain assumptions set forth in a rule of the SEC. Upon request, Prudential will advise you of the guideline annual premium under the Certificate.


Issue Age -- The Covered Person's Attained Age on the date that the insurance on that Covered Person goes into effect as defined by the Group Contract.


Loan Account -- An account within Prudential's general account to which we transfer from the Separate Account and/or the Fixed Account an amount equal to the amount of any loan.


Loan Value -- The amount (before any applicable transaction charge) that you may borrow at any given time under your Certificate. We calculate the Loan Value by multiplying the Certificate Fund by 90% (or higher where required by state law) and then subtracting any existing loan with accrued interest, outstanding charges, and the amount of the next month's charges.

Modified Endowment Contract -- A type of life insurance contract or Certificate under the Internal Revenue Code which has been funded in excess of certain IRS limits. In general, a Certificate may be classified as a Modified Endowment Contract (or "MEC") if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made (or an additional insurance benefit removed). Less favorable tax rules, and in some cases a penalty tax, apply if you take distributions (such as withdrawals, loans or assignments) from a MEC. Regardless of classification as a MEC, cash value accrues on a tax deferred basis and the Death Benefit is generally received free of income tax. See Tax Treatment of Certificate Benefits for a more complete description of the MEC rules.


Monthly Deduction Date -- Generally, the Contract Date and the first day of each succeeding month, except that whenever the Monthly Deduction Date falls on a date other than a Business Day, the Monthly Deduction Date will be the next Business Day. Some Group Contracts may define Monthly Deduction Date slightly differently, in which case a supplement to this prospectus will define Monthly Deduction Date.


Net Premium -- Your premium payment minus any charges for taxes attributable to premiums, any processing fee, and any sales


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charge. Net Premiums are the amounts that we allocate to the Separate Account and/or the Fixed Account.


Paid-up Coverage -- This type of life insurance coverage pays a Death Benefit of a specific amount that does not change. You make one initial premium payment to begin the coverage and never make any additional payments.


Participant -- An Eligible Group Member or "applicant owner" under a Group Contract who obtains insurance under the Group Contract and is eligible to exercise the rights described in the Certificate. The Participant will be the person entitled to exercise all rights under a Certificate, regardless of whether the Covered Person under the Certificate is the Participant or his or her spouse. We refer to Participants as "you" in this prospectus. If you validly assign your rights as a Participant to someone else, then that person may exercise those rights.

Portable -- Under some Group Contracts, you may continue your insurance coverage even if you are no longer an Eligible Group Member. This type of insurance coverage is called Portable. Cost of insurance rates and charges may increase under a Portable Certificate since the Covered Person under a Portable Certificate may no longer be considered to be a member of the Group Contractholder's group for purposes of determining those rates and charges.


Separate Account -- Prudential Variable Contract Account GI-2, a separate investment account registered as a unit investment trust under the federal securities laws and established by Prudential to receive some or all of the Net Premiums and to invest them in the Funds.

Series Fund -- The Prudential Series Fund, Inc., a mutual fund with separate portfolios, some of which are available as investment options for the Group Contract.


Subaccount -- A division of the Separate Account. Each Subaccount invests its assets in the shares of a corresponding Fund.

We -- The Prudential Insurance Company of America.

You -- A Participant.


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                      Directors and Officers of Prudential

                             DIRECTORS OF PRUDENTIAL


Franklin E. Agnew - Director since 1994 (current term expires April, 2000). Member, Committee on Dividends; Member, Finance Committee; Member Corporate Governance Committee. Business consultant since 1987. Senior Vice President, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc. John Wiley & Sons, Inc. and Erie Plastics Corporation. Age 63. Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.


Frederick K. Becker - Director since 1994 (current term expires April, 1999). Member, Auditing Committee, Member, Committee on Business Ethics; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 62. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.


James G. Cullen - Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, since 1997. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 55. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.


Carolyne K. Davis - Director since 1989 (current term expires April, 2001). Member, Finance Committee; Member Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor. National and International Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Instruments, Inc., Merck & Co., Inc., Science Applications International Corporation, Minimed Incorporated, and Beverley Enterprises. Age 65. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.


Roger A. Enrico - Director since 1994 (current term expires April, 2002). Member, Committees on Nominations & Corporate Governance; Member, Compensation Committee. Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Originally with PepsiCo, Inc. since 1971. Mr. Enrico is also a director of A.M. Belo Corporation and Dayton Hudson Corporation. Age 53. Address: 700 Anderson Hill Road, Purchase, NY 10577.


Allan D. Gilmour - Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, USWest, Inc., The Dow Chemical Company and DTE Energy Company. Age 63. Address:
751 Broad Street, 23rd Floor, Newark, NJ 07102.


William H. Gray, III - Director since 1991 (current term expires April, 2000). Member, Executive Committee; Member, Finance Committee; Chairman, Committees on Nominations & Corporate Governance. President and Chief Executive Officer, The College Fund/UNCF since

1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Chase Manhattan Corporation, The Chase Manhattan Bank, Lotus Development Corporation, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Union-Pacific Corporation, Warner-Lambert Company, Westinghouse Electric Corporation, and Electronic Data Systems. Age 56. Address:
8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.


Jon F. Hanson - Director since 1991 (current term expires April, 2003). Member, Finance Committee; Member, Committee on Dividends. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director of United Water Resources, Orange & Rockland Utilities, Inc., and Consolidated Delivery and Logistics. Age 61. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.


Glen H. Hiner Jr. - Director since 1997. (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1991. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation. Age 64. Address: One Owens Corning Parkway, Toledo, OH 43659.


Constance J. Horner - Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Corporation, and Pfizer, Inc. Age 55. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.


Gaynor N. Kelley - Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Former Chairman and Chief Executive Officer, The Perkins Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated, Arrow Electronics, Inc., and Alliant Techsystems. Age 66. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102-3777.


Burton G. Malkiel - Director since 1978 (current term expires April, 2002). Chairman, Finance Committee; Member, Executive Committee; Member, Committee on Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya, Baker Fentress & Company, The Jeffrey Company. The Southern New England Telecommunications Company, and Vanguard Group, Inc. Age 65. Address: Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.


Arthur F. Ryan - Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Corp. from 1990 to 1994, with Chase since 1972. Age 55. Address: 751 Broad Street, Newark, NJ 07102.


Ida F.S. Schmertz - Director since 1997 (current term expires April, 2004). Member, Finance Committee. Principal, Investment Strategies International since 1994. Age 63. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

Charles R. Sitter- Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 67. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.


Donald L. Staheli - Director since 1995 (current term expires April, 1999). Member, Compensation Committee; Member, Auditing Committee. Retired since 1997. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Mr. Staheli is also director of Bankers Trust Company and Bankers Trust New York Corporation. Age 66. Address: 39 Locust Street, Suite 204, New Canaan, CT 06840.


Richard M. Thomson - Director since 1976 (current term expires April, 2000). Chairman, Executive Committee; Chairman, Compensation Committee; Member, Committee on Nominations & Corporate Governance. Chairman of the Board, The Toronto-Dominion Bank since 1997. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of CGC, Inc., INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, and Canadian Occidental Petroleum, Ltd. Age 64. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.


James A. Unruh - Director since 1996 (current term expires April, 2000). Member, Compensation Committee. Retired since 1997. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Ameritech Corporation. Age 55. Address: Two Bala Plaza, Suite 300, Bala Cynwyd, PA 19004.


P. Roy Vagelos, M.D. - Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman and Chief Executive Officer, Merck & Co., Inc. from 1986 to 1994. Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 68. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.


Stanley C. Van Ness - Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 63. Address: 22 Chambers Street, Princeton, NJ 08542.


Paul A. Volcker - Director since 1988 (current term expires April, 2000). Chairman, Committee on Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1996. Chairman, James D. Wolfensohn, Inc. from 1988 to 1996. Chief Executive Officer, James D. Wolfensohn, Inc. from 1995 to 1996. Mr. Volcker is also a public member of the Board of Governors of the American Stock Exchange, a member of the Board of Overseers of TIAA-CREF, and a director of Nestle, S.A., UAL Corporation, and Bankers

Trust New York Corporation. Age 70, Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.

Joseph H. Williams - Director since 1994 (current term expires April, 2002). Member, Committee on Dividends; Member, Auditing Committee. Director, The Williams Companies since 1971. Chairman & Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of Flint Industries, The Orvis Company, and MTC Investors, LLC. Age 64. Address: One Williams Center, Tulsa, OK 74172.


                        PRINCIPAL OFFICERS OF PRUDENTIAL


Arthur F. Ryan - Chairman, President and Chief Executive Officer since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation, New York, NY. Age 55.


E. Michael Caulfield - Chief Executive Officer, Prudential Investments since 1996; Chief Executive Officer, Money Management Group from 1995 to 1996; prior to 1995, President, Prudential Preferred Financial Services. Age 51.


Michele S. Darling - Executive Vice President Human Resources since 1997; prior to 1997, Executive Vice President, Canadian Imperial Bank of Commerce, Toronto, Canada. Age 44.


Robert C. Golden- Executive Vice President Corporate Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities, New York, NY. Age 51.


Mark B. Grier- Executive Vice President, Financial Management since 1997; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation, New York, NY. Age 44.


Rodger A. Lawson - Executive Vice President, Marketing and Planning since 1996; President and CEO, Van Eck Global, New York, NY, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company, New York, NY. Age 50.


John V. Scicutella- Chief Executive Officer, Individual Insurance Group since 1997; Executive Vice President Operations and Systems from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 48.


John R. Strangefeld - Executive Vice President, Private Asset Management Group
(PAMG) since 1998; President, PAMG, from 1996 to 1998; prior to 1996, Senior Managing Director. Age 44.


R. Brock Armstrong - Senior Vice President, Individual Insurance Development since 1997; prior to 1997, Executive Vice President, London Life Insurance Company, London, Canada. Age 50.


James J. Avery, Jr. - Senior Vice President & Chief Actuary since 1997; President Prudential Select from 1995 to 1997; prior to 1995, Chief Financial Officer, Prudential Select. Age 46.

Martin A. Berkowitz - Senior Vice President and Comptroller since 1995; prior to 1995, Senior Vice President and CFO, Prudential Investment Corporation. Age 48.


William M. Bethke - Chief Investment Officer since 1997; prior to 1997, Senior Vice President. Age 50.


Richard J. Carbone - Senior Vice President and Chief Financial Officer since 1997. Controller, Salomon Brothers, New York, NY, from 1995 to 1997; prior to 1995, Controller, Bankers Trust, New York, NY. Age 50.


Mark R. Fetting - President, Prudential Retirement Services since 1996; prior to 1996, President, Prudential Defined Contribution Services. Age 43.


William D. Friel - Senior Vice President and Chief Information Officer since 1993. Age 59.


Jean D. Hamilton - President, Diversified Group since 1995; prior to 1995, President, Prudential Capital Group. Age 51.


Ronald P. Joelson - Senior Vice President, Guaranteed Products since 1997; President, Prudential Investments Guaranteed Products from 1996 to 1998; prior to 1996, Managing Director, Enterprise Planning Unit. Age 40.


Ira J. Kleinman - Executive Vice President, International Insurance Group, since 1997; prior to 1997, Senior Vice President. Age 51.


Neil A. McGuinness - Senior Vice President, Marketing, Prudential Investments, since 1996; prior to 1996, Managing Director, Putnam Investments, Boston, MA. Age 51.


Priscilla A. Myers - Senior Vice President, Audit, Compliance and Investigation since 1995. Vice President and Auditor from 1989 to 1995. Age 48.


I. Edward Price - Senior Vice President and Actuary since 1995; prior to 1995, Chief Executive Officer, Prudential International Insurance. Age 55.


Kiyofumi Sakaguchi - President, International Insurance Group since 1995; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 55.


Brian M. Storms - President, Mutual Funds and Annuities, Prudential Investments since 1996; prior to 1996, Managing Director, Fidelity Investments, Boston. Age 43.


Robert J. Sullivan - Senior Vice President, Sales, Prudential Investments since 1997; prior to 1997, Managing Director, Fidelity Investments, Boston. Age 59.


Susan J. Blount - Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 40.

C. Edward Chaplin - Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 41.


Prudential officers are elected annually.

                              FINANCIAL STATEMENTS


         [Financial statements to be added by post-effective amendment.]

PROSPECTUS
May 1, 1999

The Prudential Insurance Company of America
The Prudential Variable Contract Account GI - 2

Group Variable Universal Life Insurance

This document is a prospectus. It tells you about Group Variable Universal Life Insurance contracts offered by The Prudential Insurance Company of America ("Prudential," "we," "our," or "us") for insurance programs that are sponsored by groups.

We will give a Certificate to each Eligible Group Member or Applicant Owner who buys coverage under a Group Contract. We will refer to each person who buys coverage as a "Participant." When we use the terms "you" or "your", we mean a Participant. Certain Group Contracts may also permit a Participant to apply for separate insurance coverage for his or her dependents.

The Group Contracts and Certificates provide life insurance protection with flexible premium payments and a choice of underlying investment options. The Death Benefit and Cash Surrender Value will change daily, depending on the performance of the investment options you select. The Death Benefit will usually not be less than the Face Amount of the Certificate. Surrenders, partial withdrawals and loans are available but certain rules and limits apply to how they work.

We have tried to make this prospectus easy to understand. Still, the meaning of some terms are special because they describe concepts used mostly in insurance contracts. To help you understand what these terms mean, we added a Definitions of Special Terms section on page XX. It's easy to recognize a defined term -- we capitalize them.

A word about replacing your life insurance. You should know that, most times, it is not in your best interest to replace one life insurance policy with another one. When you need additional life insurance, it is usually better for you to add coverage -- either by asking for a new policy or by buying additional insurance -- than it is for you to replace a policy. In that way, you don't lose benefits under the policy you already have.

If you are thinking about replacing a life insurance policy you already have so that you can obtain Group Variable Universal Life Insurance, you should consider your choices carefully. Compare the costs and benefits of adding coverage to your current policy against the costs and benefits of Group Variable Universal Life Insurance. You should also get advice from a tax advisor.

You should read this prospectus carefully and keep it for future reference. This document will be followed by prospectuses for each of the Funds under the group program that will be available to you. This prospectus will be accompanied by a supplement that describes the unique features of the Group Contract and Certificates. The prospectus and the supplement together provide all the information you need to know about Group Variable Universal Life Insurance, and you should read them together.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                   The Prudential Insurance Company of America
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone (800) 562-9874

The SEC maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding issuers that file electronically with the SEC.

The Prudential Variable Contract Account GI-2

The Prudential Variable Contract Account GI-2 (called the "Separate Account") has 136 variable investment options. We call each option a "Subaccount." We will invest the assets of each Subaccount in The Prudential Series Fund, Inc. (called the "Series Fund") or in certain other mutual fund portfolios. When we refer to "Funds" in this prospectus, we mean all or any of these funds.

We will permit each Group Contractholder to choose up to 20 of these Funds. The Series Fund Money Market Portfolio must be one of the selected Funds. Generally, half of the Funds selected by the Group Contractholder must be from the Series Fund.

You may then choose as investment options from among the Funds selected by your Group Contractholder. You may also choose to invest in the Fixed Account. (The Fixed Account is an investment option for which Prudential guarantees that the effective annual interest rate will be at least 4%.)

Once you select the investment options you want, Prudential will direct your premium payments to the Subaccount associated with those Funds or to the Fixed Account.

We describe the Funds chosen by your Group Contractholder briefly in the section called "The Funds" that appears in the accompanying supplement. We will send you a prospectus for each Fund selected by your Group Contractholder. The Fund prospectuses tell you about the objectives and policies for each Fund, as well as about the risks of investing in each Fund.

                                Table of Contents

                                                                                                        Page

Brief Description of the Group Contract and Certificate...................................................

Illustrations of Death Benefits and Cash Surrender Values.................................................

General Information about Prudential, The Prudential Variable Contract Account GI-2, and
The Variable Investment Options under the Certificates....................................................
         The Prudential Insurance Company of America......................................................
         The Prudential Variable Contract Account GI-2....................................................
         The Funds........................................................................................
         The Fixed Account................................................................................

Detailed Information About the Certificates...............................................................
         How Prudential Issues Certificates...............................................................
         A "Free Look" Period.............................................................................
         Procedures.......................................................................................
         Premiums.........................................................................................
         Effective Date of Insurance......................................................................
         How Prudential Will Deposit and Invest Premium Payments..........................................
         How You Can Change the Way Prudential Allocates Future Premium Payments..........................
         How You Can Transfer Amounts In Your Certificate Fund
              From One Investment Option to Another.......................................................
         Dollar Cost Averaging............................................................................
         Death Benefits...................................................................................
         Changes in Face Amount...........................................................................
         Charges and Expenses.............................................................................
         Reduction of Charges.............................................................................
         Dividends or Experience Credits..................................................................
         Cash Surrender Value.............................................................................
         Full Surrenders..................................................................................
         Paid-up Coverage.................................................................................
         Partial Withdrawals..............................................................................
         Loans............................................................................................
         Telephone and Electronic Transactions............................................................
         Lapse............................................................................................
         Termination of a Group Contractholder's Participation in Group Contract..........................
         Participants Who Are No Longer Eligible Group Members............................................
         Options on Termination of Coverage...............................................................
         Reinstatement....................................................................................
         Tax Treatment of Certificate Benefits............................................................
         ERISA Considerations.............................................................................
         When Proceeds Are Paid...........................................................................
         Beneficiary......................................................................................
         Incontestability.................................................................................
         Misstatement of Age..............................................................................
         Suicide Exclusion................................................................................


         Modes of Settlement..............................................................................
         Assignment.......................................................................................
         Applicant Owner Provision........................................................................
         Voting Rights....................................................................................
         Substitution of Fund Shares......................................................................
         Additional Insurance Benefits....................................................................
         Reports..........................................................................................
         Sale of the Contract and Sales Commissions.......................................................
         Ratings and Advertisements.......................................................................
         Services Performed by Third Parties..............................................................
         State Regulation.................................................................................
         Experts..........................................................................................
         Litigation.......................................................................................
         Year 2000 Compliance.............................................................................

Definitions of Special Terms Used in this Prospectus......................................................

Directors and Officers of Prudential......................................................................

Financial Statements......................................................................................

Consolidated Financial Statements of The Prudential Insurance
         Company of America and Subsidiaries..............................................................


You should not consider this prospectus to be an offering in any jurisdiction where an offering may not be lawfully made. You should rely on the information contained in this prospectus and the accompanying supplement. We have not authorized anyone to provide you with information that is different.

Brief Description of the Group Contract and Certificate

In this section of the prospectus, we answer some questions that are frequently asked about Group Variable Universal Life Insurance. You can find more detailed information on later pages of the prospectus.

The Group Contract and Certificate provide even more detailed information. You will get a Certificate if you buy the Group Variable Universal Life Insurance.

What is a Group Variable Universal Life Insurance contract?

It is an insurance contract issued by Prudential to the group that sponsors the Group Variable Universal Life Insurance program. Often, the group that sponsors a program is an employer. Other groups, such as membership associations, may also sponsor programs.

The Group Contract states all the terms of the agreement between Prudential and the sponsoring group. It forms the entire agreement between them. Among other things, the Group Contract defines which members of the group are eligible to buy the Group Variable Universal Life Insurance. The Group Contract also says whether or not Eligible Group Members may also buy coverage for their dependents.

We will give a Certificate to each Eligible Group Member or Applicant Owner who buys coverage under the Group Contract. The Certificate provides for a Death Benefit and a Cash Surrender Value. The Death Benefit and the Cash Surrender Value can change every day. They change based on the performance of the investment options you selected.

How does Prudential calculate the Certificate's Death Benefit?

When you buy Group Variable Universal Life Insurance, you will choose a Face Amount of insurance, based on the amounts available for your group. Prudential will calculate the Death Benefit like this:

o The Death Benefit is the Face Amount of insurance plus the value of your Certificate Fund on the date of your death minus any Certificate Debt and outstanding charges.

(In some cases, we will increase the Death Benefit to an amount that is more than the Face Amount plus the value of the Certificate Fund. We will do that to make sure that the Certificate meets the definition of "life insurance" under the Internal Revenue Code. We will still deduct any Certificate Debt and outstanding charges..) The Certificate Fund consists of the Net Premiums that we invest in the investment options you selected. Prudential will deduct its charges for the insurance from the Certificate Fund. The value of the Certificate Fund will change each day based on the performance of those investment options and to reflect the deduction of daily charges.

See the Death Benefits section on page X.

How does Prudential calculate the Cash Surrender Value of the Certificate?

Prudential calculates the Cash Surrender Value of a Certificate like this:

o The Cash Surrender Value is the value of the Certificate Fund on the day of the surrender minus any Certificate Debt and outstanding charges.

(Under the terms of some Group Contracts, Prudential is permitted to also deduct a charge for the surrender. The charge may be up to $20.)

See the Cash Surrender Value section on page X.

What premiums must I pay?

You can usually choose how often you pay premiums and the amount of premiums. Prudential will keep your insurance in force as long as the balance in your Certificate Fund is enough to pay the charges that are due to Prudential each month. Prudential may also require you to pay a minimum initial premium.

If the balance in your Certificate Fund is not enough to pay any month's charges, you must make a premium payment that is enough to bring your Certificate Fund balance above this minimum amount. You must make that payment during the grace period. If you don't, your insurance coverage will end.

See the Premiums section on page X.

What investment options are available?

The Separate Account has Subaccounts. We invest the assets of each Subaccount in its corresponding Fund.

We permit each Group Contractholder to choose up to 20 of these Funds for the Group Contractholder's Participants to invest in. The Series Fund Money Market Portfolio must be one of the selected Funds. And generally, half of the Funds selected by the Group Contractholder must be from the Series Fund.

Instead of choosing Funds for itself, a Group Contractholder may ask Prudential to present it with one or more predetermined groups of Funds for the Group Contractholder's Participants to invest in.

We will not permit a Group Contractholder to substitute other Funds for Funds it has already selected (whether the Group Contractholder chose its own Funds or selected a predetermined group of Funds). But, if a Group Contractholder chooses fewer than 20 Funds, we will permit that Group Contractholder to select additional Funds.

You may invest only in the Funds chosen by your Group Contractholder and in the Fixed Account. (The Fixed Account is an investment option for which Prudential guarantees that the effective annual interest rate will be at least 4%. See The Fixed Account section on page X.)

We recommend that the Group Contractholder get advice from an investment advisor when choosing the investment options for its Participants.

See The Funds section in the accompanying supplement. Each Fund prospectus provides more detailed information about the specific Fund.

Does Group Variable Universal Life Insurance offer choice and flexibility in the amount of insurance protection I can get?

Yes. The Death Benefit under a Certificate includes, among other things, the value of your Certificate Fund. The value of your Certificate Fund will vary with the investment performance of the investment options you select. So, your Death Benefit could grow more than it could under a certificate that does not include investment options. But, the Death Benefit may also go down if the investment options in your Certificate Fund have poor investment performance.

You choose how to invest the amount you have in your Certificate Fund. You may choose more aggressive Funds or less aggressive Funds. What you choose depends on your personal circumstances and your investment objectives and how they may change over time.

If you prefer to avoid or reduce the risks that come with investing in the Funds, you can choose to direct some or all of the amount in your Certificate Fund to the Fixed Account.

Prudential guarantees that the part of your Certificate Fund that is directed to the Fixed Account will earn interest daily at a rate that Prudential declares periodically. That rate will change from time to time, but it will never be lower than 4%. See The Fixed Account section on page X.


What charges does Prudential make?

We deduct certain charges from each premium payment that you make and from the amounts that are held in each investment option. These charges compensate us for insurance costs, risks and expenses.

All charges made by Prudential are described in detail in the Charges and Expenses section on page XX. This chart briefly outlines the charges that may be made:
--------------------------------------------------------------------------------
     You make a premium payment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Then, Prudential deducts these charges:

     o A charge for taxes on premium payments. Currently, this charge is 2.6%, but some Group Contracts may permit a charge up to 5.35%. We reserve the right to increase this charge if the cost of our taxes related to premium payments increases. (In some states, this charge is known as a premium-based administrative charge.)

     o A processing charge of up to $2. (Under some Group Contracts, this charge is waived.)

     o A sales charge of up to 3 1/2%. (Under some Group Contracts, this charge is waived.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     The remainder is your Net Premium Amount

     This is the amount that you can invest in one or more of the investment options selected by your Group Contractholder.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Daily Charges

     After your Net Premium Amount is directed to your investment option(s), Prudential deducts these daily charges from the Subaccounts (but not from the Fixed Account):

     o A daily charge for mortality and expense risks. This charge is deducted from the assets of the Subaccount(s) that correspond to the Fund(s) you selected.

          Currently, this charge is equivalent to an effective annual rate of 0.45%. Prudential guarantees that this charge will not be more than an effective annual rate of 0.90%.

     o A daily charge for investment management fees and expenses. These charges are deducted from the assets of the Fund(s) you selected. The Funds set these charges. The charges are described more fully in the accompanying supplement.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Monthly Charges

     Prudential deducts these charges from your Certificate Fund each month:


     o A charge for administrative expenses. Currently, this charge may be up to $3 per month. Prudential guarantees that it will not be more than $6 per month.

     o    A charge for the cost of insurance.

     o A charge for any additional insurance benefits not already included in the charge for the cost of insurance.

     Under some Group Contracts, Prudential may deduct these charges more or less frequently.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Possible Additional Charges

     Some Group Contracts may also permit Prudential to make the following transaction charges:

     o    When you use the Dollar Cost Averaging feature.

     o When you ask Prudential to reallocate the way your premium payments will be invested.


     o When you surrender your Certificate Fund or when you make a withdrawal from it. The charge can be up to $20 or 2% of the amount you surrender or withdraw, whichever amount is less.

     o Each time you take a loan from your Certificate Fund. The charge may be up to $20.

     o Each time you request an additional statement about your Certificate Fund. The charge may be up to $20.

     o When you request more than 12 transfers between investment options in a Certificate Year. The charge may be up to $20 for each transfer after the 12th one.

     Also, Prudential has the right to make a charge for any taxes that may be imposed on the operations of the Separate Account.
--------------------------------------------------------------------------------
Can I make withdrawals from the Certificate Fund?

Yes. You may request a partial withdrawal from the Certificate Fund. You may also surrender your insurance and receive its Cash Surrender Value. See the Partial Withdrawals section on page XX and the Full Surrenders section on page XX.

Can I take loans?

Yes. You may borrow money from your Certificate Fund. The Loan Value, which is the maximum amount you may borrow, is 90% of your Certificate Fund minus any existing loan (and its accrued interest), outstanding charges, and the amount of the next month's charges. In states that require it, you may borrow a greater amount.

When you take a loan from your Certificate Fund, here's what happens:

     o The amount of the loan is transferred from your investment options to a Loan Account. This Loan Account is still part of your Certificate Fund.

     o The Loan Account earns interest at an effective annual rate that is usually 2% less than the rate Prudential charges as interest on the loan.

The term "Certificate Debt" is used to mean any outstanding loan plus its accrued interest. Certificate Debt is deducted from any amount payable at the Covered Person's death. It is also deducted from the Certificate's Cash Surrender Value.

How is my insurance coverage affected when I am no longer a member of the group?

Each Group Contract has different rules. Under some Group Contracts, you may continue your insurance even though you are no longer part of the group. The charges for continued insurance may be higher.

You may also surrender the insurance for its Cash Surrender Value, elect to use the Cash Surrender Value to buy Paid-up Coverage, or convert the insurance to an individual life insurance policy.

See the Options on Termination of Coverage section on page XX.

What is the Federal income tax status of amounts received under the Certificate?

Variable life insurance contracts receive the same Federal income tax treatment as conventional life insurance contracts (those where the amount of the death benefit is fixed instead of variable). Here's what that means:

o First, the Death Benefit is generally not included in the gross income of the beneficiary.

o Second, increases in the value of the Certificate Fund are generally not included in the taxable income of the Participant. This is true whether the increases are from income or capital gains.

o Third, surrenders and partial withdrawals are generally treated first as a return of your investment in the Certificate and then as a distribution of taxable income.

o    Fourth, loans are not generally treated as distributions.

See the Tax Treatment of Certificate Benefits section on page XX. You should consult your tax advisor for guidance on your specific situation.

Illustrations of Death Benefits and Cash Surrender Values

In the accompanying supplement, we show you examples of how the Death Benefit and the Cash Surrender Value of your Certificate can change as a result of the performance of the investment options you select. The examples are not our prediction of how value will grow. They are hypothetical examples and are just intended to show you how a Certificate works.

We call these examples "illustrations."

General Information About:

o    Prudential

o    The Prudential Variable Contract Account GI-2

The Prudential Insurance Company of America

The Prudential Insurance Company of America ("Prudential") is a mutual insurance company, founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential policyholders and appropriate state insurance regulators. Throughout the process, there will be continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.

Prudential is licensed to sell life insurance and annuities in all states, in the District of Columbia, and in all United States territories and possessions. Prudential's consolidated financial statements begin on page A-1 (following page
X) and should be considered only as bearing upon Prudential's ability to meet its obligations under the Group Contracts and the insurance provided thereunder. Prudential and its affiliates act in a variety of capacities with respect to registered investment companies including as depositor, adviser, and principal underwriter.

The Prudential Variable Contract Account GI-2

The Prudential Variable Contract Account GI-2 (the "Separate Account") was established on June 14, 1988 under New Jersey law as a separate investment account. The Separate Account meets the definition of a "separate account" under the federal securities laws. The Separate Account holds assets that are segregated from all of Prudential's other assets.

The obligations arising under the Group Contracts and the Certificates are general corporate obligations of Prudential. Prudential is also the legal owner of the assets in the Separate Account. Prudential will maintain assets in the Separate Account with a total market value at least equal to the liabilities relating to the benefits attributable to the Separate Account. These assets may not be charged with liabilities which arise from any other business Prudential conducts. In addition to these assets, the Separate Account's assets may include funds contributed by Prudential to commence operation of the Separate Account and may include accumulations of the charges Prudential makes against the Separate Account. From time to time, these additional assets will be transferred to Prudential's general account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Separate Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the federal securities laws as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a part or division of Prudential. There are currently 136 Subaccounts within the Separate Account, each of which invests in a corresponding Fund. Prudential reserves the right to take all actions in connection with the operation of the Separate Account that are permitted by applicable law (including those permitted upon regulatory approval).


The Funds

Information about each Fund, its investment objectives, investment management fees and other expenses, and its investment advisor/investment manager appears in the accompanying supplement.

Certain of the Funds have investment objectives and policies closely resembling those of mutual funds within the same complex that are sold directly to individual investors. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of its retail fund counterpart.

You will receive a prospectus for each available Fund. That prospectus will describe the Fund, its investment objective and strategies, its risks, and its management fees and other expenses. You should read the Fund prospectuses together with this prospectus. As with all mutual funds, a Fund may not meet its investment objective. Subject to applicable law, Prudential may stop offering one or more funds or may substitute a different mutual fund for any Fund.

Each Fund has provided Prudential with information about its management fees and other expenses. Except for the Series Fund, Prudential has not verified that information independently.

The Fixed Account

You may invest all or part of your Certificate Fund in the Fixed Account. The amount invested in the Fixed Account becomes part of Prudential's general assets, commonly referred to as the general account. The part of the Certificate Fund that you invest in the Fixed Account will accrue interest daily at a rate that Prudential declares periodically. This rate will not be less than an effective annual rate of 4%. Prudential may in its sole discretion sometimes declare a higher rate. At least annually and anytime you ask, we will tell you what interest rate currently applies. Under some Group Contracts, Prudential may determine interest rates based on the contract year we receive the premium payments.

We strictly limit your right to make transfers out of the Fixed Account. See Transfers, page XX. Prudential has the right to delay payment of any Cash Surrender Value attributable to the Fixed Account for up to 6 months. See When Proceeds Are Paid, page XX.

Because of exemptive and exclusionary provisions, Prudential has not registered the Fixed Account or the general account under the federal securities laws. Prudential has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosures concerning the Fixed Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy of statements made in a prospectus.


Detailed Information About the Certificates

How Prudential Issues Certificates

To apply for coverage under a Group Variable Universal Life Insurance Contract, an Eligible Group Member must fill out an enrollment form. Prudential may ask questions about the health of the person whose life is to be covered, and may ask that person to have a medical exam. If Prudential approves the person for coverage, that person will become a Covered Person under the Group Variable Universal Life Insurance.

Coverage on the life of a spouse. Usually, the Eligible Group Member buys coverage on his or her own life. But, some Group Contracts allow an Eligible Group Member to also apply for coverage on his or her spouse's life. No matter whose life is covered, the Participant is the person who "owns" the right to make decisions about the coverage (for example, deciding who the beneficiary will be). When we use the term "Participant" or

"you," we mean the person who owns those rights. When we use the term "Covered Person," we mean the person whose life is covered.

The Eligible Group Member is usually the Participant. But, under some Group Contracts, an Eligible Group Member may allow another person the right to make decisions about the coverage. When that happens, Prudential considers the other person to be a Participant. See the Assignment and Applicant Owner sections on page X.

Prudential will issue a Certificate to each Participant. Prudential will issue a separate Certificate for spouse coverage. The Certificate tells you about the rights, benefits, coverage, and obligations of the Group Variable Universal Life Insurance. The minimum Face Amount of insurance for a Certificate is $10,000.

Maximum ages. Generally, Prudential will not issue Certificates for a person who is older than age 74. And, Prudential will generally end a Participant's coverage at the maximum age shown in the Certificate (usually, that is age 100).

When a Participant reaches the maximum age, we make available these three options:

o You may ask to receive the Cash Surrender Value of the Certificate. (Prudential believes that a cash surrender upon termination of coverage will be subject to the same tax treatment as other surrenders. See the Tax Treatment of Certificate Benefits on page XX.)

o You may use some or all of the Certificate Fund to buy Paid-up Coverage. See the Paid-up Coverage section on page X.

o You can remain invested in your investment options. Under this option, we will no longer deduct monthly charges for the cost of insurance and for additional insurance benefits. The Death Benefit will change. Specifically, the Death Benefit will be equal to the amount of the Certificate Fund, minus any Certificate Debt and outstanding charges. The Death Benefit will no longer include the Face Amount of insurance. Also, we will no longer allow you to make premium contributions. You can still make loan repayments.

Under some Group Contracts, coverage may end at an age less than 100. You should refer to your particular Certificate and Group Contract to learn when coverage under your Certificate will end.

A "Free Look" Period

Generally, you may return a Certificate for a refund within 10 days after you receive it. This 10 day period is known as the "free look" period. Some states allow a longer period. You can ask for a refund by mailing the Certificate back to Prudential.

If you cancel your coverage during the free look period, we will generally refund the premium payments you made, minus any loans or withdrawals that you took. We will not add or subtract any gain or loss that would have come from the investment options you chose (unless a state law requires that we take those gains or losses into account when we make a refund). When we make a refund, we will not deduct any charges.

During the first 20 days after the Certificate Date, your premium payments will be invested in the Fixed Account (or, under some Group Contracts, in the Series Fund Money Market Portfolio). Prudential reserves the right to limit contributions and transactions during the free look period.


Procedures

Each Group Contract has different procedures for how you will conduct transactions under your Group Variable Universal Life Insurance - for example, how you will submit an enrollment form, make premium payments, take loans and withdrawals, and transfer or reallocate money in your Certificate Fund. Your Group Contractholder can tell you what those procedures are.

Under some Group Contracts, Participants will be required to make transactions through the Group Contractholder. Under other Group Contracts, Participants will be required to deal directly with Prudential. Either way, Prudential will consider enrollment forms, payments, orders and other documents to be "received" when Prudential receives them in good order.

When Prudential reconciles financial transactions. Prudential usually reconciles financial transactions at the end of the day, when most banks and financial institutions have closed for the evening. As a result, some transactions (for example, premium payments, loan repayments, or withdrawals) cannot be completed until the next business day. Usually, this will result in a one-day delay in the movement of money from one investment option to another. During any delay, Prudential may place this money in an unallocated account owned by Prudential that pays a market rate of interest. The short term interest ("float") earned on this money will be retained by Prudential as compensation for services rendered. This interest will not be paid from a Participant's

Certificate Fund, and will not reduce the value of the Certificate Fund. Transfers among the Funds and dollar cost averaging are not subject to this possible delay.


Premiums

Routine premium payments. You will usually be able to decide when to make premium payments and how much each premium payment will be. You just have to make sure that there is enough money in your Certificate Fund -- minus Certificate Debt and outstanding charges -- to cover each month's charges. If there is not, your insurance will end (in insurance terms, it will "lapse"). See the Lapse section on page XX to learn how your insurance will end and what you can do to stop it from ending.

Under some Group Contracts, you may also be required to pay a minimum initial premium to become a Participant. The minimum initial premium will vary for each Group Contract, but it will not be more than 50% of the Guideline Annual Premium. We define Guideline Annual Premium in the Definitions of Special Terms section on page XX.

Additional premium payments. In addition to routine premium payments, you may make additional premium payments at any time. Each additional premium payment must be at least $100. Prudential reserves the right to limit the amount of additional premiums.

How you will pay premiums. Your Group Contractholder sets up the premium payment method. Some Participants will make payments through the Group Contractholder (who will pass them on to us). Other Participants will pay us directly. Monthly charges may be higher when premium payments are made directly to Prudential. See the Charges and Expenses section on page XX.

Deducting premiums from your paycheck. Some Group Contractholders might set up a way for you to make routine premium payments by deducting them from your paycheck. Each Group Contractholder's rules for paycheck deduction will be different and some may require your premium payment to meet a minimum before the automatic deduction will be allowed. If that's the case, you may still make premium payments below the minimum directly to Prudential.

Effect of premium payments on tax status. If you pay additional premiums, we may need to increase your Death Benefit (and corresponding cost of insurance charges) to continue to qualify it as life insurance for federal tax purposes. Also, if you make premium payments above certain limits, the tax status of the insurance may change to that of a Modified Endowment Contract under the Internal Revenue Code. That status could have significant disadvantages from a tax standpoint.

We reserve the right to return any premium payment that would cause your insurance to fail to qualify as life insurance under applicable tax laws, or that would increase the Death Benefit by more than it increases the Certificate Fund. See the Tax Treatment of Certificate Benefits section on page XX.


Effective Date of Insurance

When your insurance begins depends on what day of the month Prudential approves your completed enrollment form. If we approve your completed enrollment form prior to the 20th day of a month, your insurance will begin on the first day of the next month. If we receive your completed enrollment form on or after the 20th day of a month, your insurance will begin on the first day of the month after the next month.


How Prudential Will Deposit and Invest Premium Payments

Prudential will deposit premium payments in your Certificate Fund after we deduct any charges that apply. The amount of your premium after we deduct those charges is called "Net Premiums." See the Charges and Expenses section on page XX.

Here's how Prudential will deposit and invest your Net Premiums. We generally will make deposits to your investment options at the end of the Business Day on which Prudential receives the payment. Any payments received before the Certificate Date will be deposited as of the Certificate Date.

o Before the Certificate Date. Prudential will hold any premium payment that it receives before the Certificate Date in our general account (on your behalf). We will not pay interest on those amounts.

o During the first 20 days that your Certificate is in effect. We will invest any Net Premiums that we receive during the first 20 days in the Fixed Account. We will leave the Net Premiums in the Fixed Account for those first 20 days. After that, we will allocate the Net Premiums plus any interest earned to the investment options you selected. (Under some Group Contracts, we would use the Series Fund Money Market Portfolio instead of the Fixed Account.)

o After your Certificate has been in effect for 20 days. After your Certificate has been in effect for 20 days, Prudential will invest Net Premiums in your Certificate Fund and allocate them to the investment options you selected.

If you have not given us complete instructions on how you want Net Premiums to be invested, we will leave your Net Premiums invested in the Fixed Account until you furnish complete information. (Again, under some Group Contracts, we would use the Series Fund Money Market Portfolio, rather than the Fixed Account.)


How You Can Change the Way Prudential Allocates Future Premium Payments

You may ask Prudential to change the way your future premium payments will be allocated among the available investment options. Prudential will give you a form to use for this purpose. We will start to allocate premium payments in the new way as of the end of the Business Day on which we receive your request form in good order.

The minimum percent that you may allocate to an available investment option is 5%. All allocations must be in whole percents.

You may not change the way Prudential allocates future premiums if, at the time we receive your request, there is not enough money in your Certificate Fund -- minus Certificate Debt and outstanding charges -- to cover each month's charges. See the Lapse section on page XX.

We do not currently charge for changing the allocation of your future premiums. But, we may charge for it in the future.


How You Can Transfer Amounts In Your Certificate Fund From One Investment Option To Another

You may transfer amounts from one investment option to another. You may request a transfer in terms of dollars (such as transfer of $10,000 from one available option to another) or in terms of a percent reallocation (such as a reallocation to put 25% of the Certificate Fund in each available option).

There are some rules about how transfers can be made:

o The minimum amount you may transfer from one option to another is $100 (or the entire balance in the investment option, if it is less than $100).

o The minimum percent that you may allocate to an available investment option is 5%. All allocations must be in whole percents.

o We limit the number of times you may transfer amounts out of the Fixed Account. You may make only one transfer from the Fixed Account to one of the available Funds each Certificate Year. The transfer cannot be for more than $5,000 or 25% of the amount you have invested in the Fixed Account, whichever is greater. We may change these limits in the future.

Transfers will take effect as of the end of the Business Day in which a proper transfer request is received by Prudential (or Prudential's designee) on the form we require you to use for this purpose. Prudential will give you a form to use to request a transfer.

Under some Group Contracts, if you make more than twelve transfers in a Certificate Year, Prudential may charge up to $20 for each transfer after the twelfth.

Group Variable Universal Life Insurance was not designed for professional market timing organizations or for other organizations or persons that use programmed, large or frequent transfers. We will discourage a pattern of exchanges that coincides with a "market timing" strategy, since they may be disruptive to the Separate Account and the Funds. If we were to find such a pattern, we might modify the transfer procedures, including not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Certificate owner.


Dollar Cost Averaging

Dollar Cost Averaging (which we refer to as "DCA") lets you systematically transfer specified dollar amounts from the Series Fund Money Market Portfolio to the other available Funds at monthly intervals. You can request that a designated number of transfers be made under the DCA feature. When we make transfers under the DCA feature, the transfers are effective as of the end of the first Business Day following the first of the month.

You may use DCA at any time after your Certificate becomes effective. But, to start the DCA feature, you usually have to make a premium payment of at least $1,000 to the Series Fund Money Market Portfolio. And, the minimum transfer amount is $100.

Prudential will give you a form to request DCA. If we receive your request form in good order by the tenth of a month, we will start DCA processing during the next month. If we receive it after the tenth day of a month, we will start DCA processing during the month after the next month.

We will terminate the DCA arrangement when any of the following events occurs:

o    We have completed the designated number of transfers.

o The amount you have invested in the Series Fund Money Market Portfolio is not enough to complete the next transfer.

o Prudential receives your written request to end the DCA arrangement. (If we receive your request by the tenth of a month, we will cancel the transfer scheduled for the next following month. If we receive it after the tenth day of a month, we will cancel the transfer scheduled for the month after the next month.)

o    You no longer have coverage under the Group Variable Universal Life
     Insurance.

Currently, we do not charge for the DCA arrangement but we may in the future. Transfers made under the DCA arrangement do not count against the number of transfers that may be subject to the transfer charge described in the How You Can Transfer Amounts In Your Certificate Fund From One Investment Option To Another section on page XX.

The main objective of DCA is to shield investments from short-term price fluctuations. Since the same dollar amount is transferred to an available Fund with each transfer, you buy more of the Fund when its price is low and less of the Fund when its price is high. Therefore, you may achieve a lower than average cost over the long term. This plan of investing does not assure a profit or protect against a loss in declining markets.


Death Benefits

Prudential will pay a Death Benefit to the beneficiary when the Covered Person dies.

Amount of the Death Benefit. The Death Benefit is the Face Amount of Insurance plus the value of the Certificate Fund as of the date of death minus any Certificate Debt and any past due monthly charges.

Adjustment in the Death Benefit. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to be certain that the insurance will meet the Internal Revenue Code's definition of life insurance. If that were the case for your Certificate, we would use one of two methods to increase the Death Benefit. Each Group Contract will use one method or the other.

Under the first method, we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to the following "corridor percentage" of the Certificate Fund based on your Attained Age:

            COVERED PERSON'S     CORRIDOR      COVERED PERSON'S    CORRIDOR
             ATTAINED AGE       PERCENTAGE      ATTAINED AGE      PERCENTAGE
             ------------       ----------      ------------      ----------

               0-40                 250%              70             115%
                 41                 243               71             113
                 42                 236               72             111
                 43                 229               73             109
                 44                 222               74             107
                 --                 ---               --             ---
                 45                 215               75             105
                 46                 209               76             105
                 47                 203               77             105
                 48                 197               78             105
                 49                 191               79             105
                 --                 ---               --             ---
                 50                 185               80             105
                 51                 178               81             105
                 52                 171               82             105
                 53                 164               83             105
                 54                 157               84             105
                 --                 ---               --             ---
                 55                 150               85             105
                 56                 146               86             105
                 57                 142               87             105
                 58                 138               88             105
                 59                 134               89             105
                 --                 ---               --             ---
                 60                 130               90             105
                 61                 128               91             104
                 62                 126               92             103
                 63                 124               93             102
                 64                 122               94             101
                 --                 ---               --             ---
                 65                 120               95             100
                 66                 119               96             100
                 67                 118               97             100
                 68                 117               98             100
                 69                 116               99             100

Under the second method, we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal the Certificate Fund divided by the "Net Single Premium" per dollar of insurance for the Covered Person's Attained Age. For this purpose, we base the "Net Single Premium" on the 1980 CSO Table.

How your beneficiary may receive the Death Benefit: Your beneficiary may receive the Death Benefit in the following ways:

o Prudential's Alliance Account. The Alliance Account is an interest-bearing account that holds the Death Benefit while your beneficiary takes time to consider other options. Your beneficiary has complete ownership of funds held in the Alliance Account, and may draw on all or part of the funds by writing a draft. Interest earnings in the Alliance Account are compounded daily and credited monthly. Your beneficiary can transfer proceeds from the Alliance Account to other modes of settlement at any time. Proceeds in the Alliance Account are part of Prudential's general account. If your beneficiary does not want the money to go to the Alliance Account, he or she can ask Prudential to issue a check instead.

o Other Options. Your beneficiary can arrange with Prudential for the Death Benefit to be paid in a different way (known as "modes of settlement"), if the Death Benefit is $1,000 or more. (You can also elect a different mode of settlement for your beneficiary while you are living). See the Modes of Settlement section on page XX.


Changes in Face Amount

The rules for changing the Face Amount of Insurance will be different for each Group Contract, depending on the options selected by the Group Contractholder and on Prudential's rules.

The Face Amount of Insurance may increase or decrease. The increase or decrease may happen automatically, or when you ask. Here are some general statements about changes in your Face Amount of Insurance. But you should read your Certificate to learn how changes work in your case.

Increases in the Face Amount of Insurance

o Some Group Contracts allow Participants to ask for an increase in the Face Amount of Insurance at certain times.

o Some Group Contracts provide for automatic increases in the Face Amount of Insurance when a Participant's salary increases.

o    Some Group Contracts may not allow increases at all.

o Whenever the Face Amount of Insurance increases, Prudential may ask questions about the Covered Person's health, or require the Covered Person to have a medical exam, before the increase can become effective. Based on the answers to the questions or on the exam, Prudential may not allow the increase.

o An increase in the Face Amount will result in higher monthly insurance charges because our net amount at risk will increase.

Decreases in the Face Amount of Insurance

o Some Group Contracts allow Participants to decrease the Face Amount of Insurance at certain times.

o A Participant may not decrease the Face Amount to less than $10,000 or below the minimum amount required to maintain status as life insurance under federal tax laws.

o Some Group Contracts allow Prudential to automatically decrease the Face Amount when certain "triggering events" occur. "Triggering events" are events like reaching a certain age, retiring, or having a Certificate in effect for a certain number of years.

Generally, Prudential will make the automatic decrease at latest of: the Covered Person's 70th birthday, retirement, and the tenth Certificate Anniversary. We will calculate the amount of the deduction at the end of the first Business Day on or after the triggering event. The actual decrease will generally take effect on the first Monthly Deduction Date after that. Sometimes it may take an additional month before the charges change. If that happens, we will adjust the amount we deduct the first month after the decrease takes effect to credit you for any extra monthly charges we deducted the previous month.

When your Face Amount of Insurance changes - whether it increases or decreases - the change may cause your insurance to be treated as a Modified Endowment Contract under the Internal Revenue Code. Also, a decrease in coverage may limit the amount of premiums that you may contribute in the future. See the Tax Treatment of Certificate Benefits on page XX. You should consult your tax advisor before you change the Face Amount of your insurance.


Charges and Expenses

For a Certificate that is in effect, Prudential reserves the right to increase the charges that we currently make, but we currently have no intention to do so. We will not in any case increase charges above the maximum charges described below. You should refer to your particular Certificate to learn what charges apply to you.

Charges Deducted From Each Premium Payment. We will deduct the charges listed below from each premium payment you make before we invest the payment in the investment options you selected.

1. Charge for taxes on premium payments. We will deduct a charge for taxes we must pay on premiums. These taxes include federal, state or local income, premium, excise, business or any other type of tax (or part of one) that is based on the amount of premium we receive.

     This charge is currently made up of two parts:

o The first part is for state and local premium taxes. Currently, it is 2.25% of the premium Prudential receives. For some Group Contracts, the charge may be up to 5%. (In some states, this charge is called a premium-based administrative charge.)

o The second part is for federal income taxes that are based on premiums. Currently, it is 0.35% of premiums received by Prudential. We believe that this second charge is a reasonable estimate of the increased cost for premium-based federal income taxes resulting from a 1990 change in the Internal Revenue Code.

We may increase this charge if the cost of our taxes related to premiums is increased.

2. Charge for processing premiums. We may deduct up to $2 to cover the costs of collecting and processing premiums. We may reduce or eliminate this charge under certain Group Contracts. See the Reduction of Charges section on page XX.

3. Charge for sales expenses. We may deduct a charge to pay part of the costs we incur in selling the Group Contract and Certificates. These costs include commissions, advertising, and publishing prospectuses and sales literature. The maximum sales charge is 3.5% of each premium payment. We may reduce or eliminate this charge under certain Group Contracts. See the Reduction of Charges section on page XX.

Monthly Certificate Fund Charges. Prudential will deduct the following charges from your Certificate Fund each month. We will take the charges from each investment option you selected, in the same proportion that the value of your Certificate Fund is invested.

Generally, we will deduct these charges on the Monthly Deduction Date. Under some Group Contracts, we may deduct them when we receive the premium payments from the Group Contractholder. But, we will never deduct them later than 45 days past the Monthly Deduction Date.

1. Charge for the cost of insurance. We will deduct a charge for the cost of your insurance.

To calculate the cost of insurance charge, we multiply:

     your Certificate's "net amount at risk" by the "cost of insurance rate" for the Covered Person.

"Net amount at risk" means the amount by which your Certificate's Death Benefit (computed as if there were no Certificate Debt) exceeds your Certificate Fund.

The "cost of insurance rate" is based on many factors, including:

o    the Covered Person's age;

o the Covered Person's rate class (such as classes for smokers and non-smokers, or for active employees and retired employees);

o    the life expectancy of the people covered under your Group Contract;

o whether The Group Contractholder elected to buy any of the additional insurance benefits shown in the Additional Insurance Benefits section on page XX; and

o    whether or not the Certificate is provided on a Portable basis.

The cost of insurance rate will generally increase as the Covered Person ages. The cost of insurance charges are generally lower than the 1980 CSO Table.

We may adjust the actual cost of insurance rates from time to time. The changes in cost of insurance rates for each Group Contractholder are based on many factors, including:

o    the number of Certificates in effect;

o    the number of new Certificates issued;

o    the number of Certificates surrendered or becoming Portable;

o    the expected claims (death benefits, living benefits and surrenders);

o the expected cost of any additional insurance benefits that the Group Contractholder elected to buy;

o    the expected expenses; and

o    administrative services provided by the Group Contractholder, if any.

In addition to the list above, the past claims, expenses and the costs of additional insurance benefits, if any, of the group are reviewed since they are an important factor in calculating the expected claims, expenses and costs. However, we are prohibited from recovering past losses by state insurance law.

If we change the cost of insurance rates, we will change them the same way for all persons of the same age, rate class and group. We will not change them to be higher than the guaranteed cost of insurance rates shown in your Certificate. The guaranteed rates may be up to 150% of the 1980 CSO Table. The guaranteed rates are based on many factors, including:

o    guaranteed issue procedures, if any;

o simplified underwriting that may not require a medical exam, blood tests or urine tests;

o    groups with substandard risks characteristics; and

o the expected maximum cost of any additional insurance benefits that the Group Contractholder elected to buy.

2. Charge for additional insurance benefits. The Additional Insurance Benefits section on page XX tells you about benefits that you may be able to buy in addition to the Group Variable Universal Life Insurance and the additional insurance benefits that the Group Contractholder elected to buy. We will deduct a separate charge for any additional insurance benefits that you elect to buy from your Certificate Fund.

3. Charge for administrative expenses. We may deduct a charge for administrative expenses. This charge pays for maintaining records and for communicating with Participants and Group Contractholders. Currently, it is not more than $3 per month and it is guaranteed not to be more than $6 per month. We may reduce or eliminate this charge under certain Group Contracts. See the Reduction of Charges section on page XX.

4. Charge for other taxes. We reserve the right to deduct a charge to cover federal, state or local taxes that are imposed on the operations of the Separate Account. These are taxes other than those described under "Charge for taxes on premium payments" section above. Currently, we do not charge for these other taxes.


Daily Deduction from the Separate Account: Each day, Prudential deducts a charge from the assets of the Separate Account in an amount currently equal to an effective annual rate of 0.45%. We guarantee that the charge will not be more than an effective annual rate of 0.90%.

This charge compensates us for assuming the mortality and expense risks of the insurance provided under the Group Contract. The "mortality risk" is the risk that Covered Persons may live for shorter periods of time than Prudential estimated when we determined the mortality charge. The "expense risk" is the risk that expenses for issuing and administering the insurance will be more than Prudential estimated when we determined the charge for administrative expenses.

We will earn a profit from this risk charge to the extent we do not need it to provide benefits and pay expenses under the Certificate. We do not assess this charge on amounts allocated to the Fixed Account.

Transaction Charges. Under some Group Contracts, we may deduct a charge for surrenders, partial withdrawals, loans, transfers, reinstatements and additional statement requests. See the sections of this prospectus that describe each of those transactions. Those sections also describe the charges that Prudential may deduct.

Expenses Incurred by the Funds. Participants indirectly bear the charges and expenses of the Funds. To find out details about the management fees and other underlying Fund expenses, you should see The Funds section in the accompanying supplement. You should also read the prospectuses for the available Funds.


Reduction of Charges

Prudential may reduce or waive the charge for sales expenses, the charge for processing premiums, or other charges under certain Group Contracts where we expect that the Group Contract will involve reduced sales or administrative expenses. In deciding whether to reduce such charges, and by how much, we consider the following factors:

o    The size of the group.

o    The total amount of premium payments we expect to receive.

o    How long Participants will hold their Certificates.

o The purpose for which the Group Contractholder bought the Group Contract and whether that purpose makes it likely that expenses will go down.

o Any other circumstances Prudential believes to be relevant in determining whether sales or administrative expenses will go down.

In some cases, we may guarantee the reduction or waivers of charges in the Group Contract. In other cases, we may decide to discontinue the reductions or waivers. Prudential's reductions and waivers of charges will not be unfairly discriminatory to the interests of any individual Participants.


Dividends or Experience Credits

The Group Contract is eligible to receive Dividends or Experience Credits. But, we have set the premium rates in such a way that we will not generally pay a dividend or experience credit.

If there is a Dividend or Experience Credit, Prudential will pay it to the Group Contractholder.

You should refer to your particular Group Contract for details on Dividends or Experience Credits.


Cash Surrender Value

The Cash Surrender Value of your Certificate is equal to your Certificate Fund minus any Certificate Debt, outstanding charges, and any transaction charge that may apply. On any day, your Certificate Fund equals the sum of the amounts in the Funds, the amount invested in the Fixed Account, and the Loan Account (see the Loans section on page XX).

The Cash Surrender Value will change daily to reflect:

o    Net Premiums;

o    withdrawals;

o    increases or decreases in the value of the Funds you selected;

o interest credited on any amounts allocated to the Fixed Account and on the Loan Account;

o    interest accrued on any loan;

o the daily asset charge for mortality and expense risks assessed against the variable investment options; and

o    monthly charges that Prudential deducts from your Certificate Fund.

If you ask Prudential, we (or our designee) will tell you what the Cash Surrender Value of your Certificate is. Prudential does not guarantee a minimum Cash Surrender Value. It is possible for the Cash Surrender Value of your Certificate to go down to zero.

The tables on pages T-1 and T-2 (following page X) of this prospectus give examples of what Cash Surrender Values would be for two sample Certificates. The examples assume there would be uniform investment results in the selected Subaccount portfolios. The examples are only hypothetical and are only meant to help you understand how the Certificate works.


Full Surrenders

You may surrender your Certificate for its Cash Surrender Value at any time. If you do, all insurance coverage will end. Prudential will calculate the Cash Surrender Value as of the end of the Business Day on which we receive your request form in good order.

We will pay the proceeds as described in the When Proceeds Are Paid section on page XX. Under certain Group Contracts, Prudential may charge a transaction charge for the surrender of up to the lesser of $20 or 2% of the amount that you receive.

A surrender may have tax consequences. See the Tax Treatment of Certificate Benefits section on page XX.


Paid-up Coverage

At any time, you may elect to use the Cash Surrender Value of your Certificate to buy Paid-up Coverage. The minimum amount of Cash Surrender Value that you can exchange is $1,000. Under certain Group Contracts, Prudential may impose a transaction charge of up to $20 for the exchange.

The amount of Paid-up Coverage that you can have will be limited to the amount that you can buy with your Certificate's Cash Surrender Value. Also, it cannot be more than the Death Benefit under your Certificate at the time you make the exchange.

Paid-up coverage will start as of the end of the Business Day on which we receive your request form in good order. Once the Paid-up coverage starts, all other coverage under your Certificate, including any additional insurance benefits, will end.

If you did not use your entire Cash Surrender Value to buy the Paid-up coverage, Prudential will pay you the remaining amount as of the end of the first Business Day after we receive your request form. We will pay it as described in the When Proceeds are Paid section on page XX. This withdrawal may affect the way you are taxed. See the Tax Treatment of Certificate Benefits section on page XX.

The purchase of Paid-up coverage could make your Certificate a Modified Endowment Contract. See the Tax Treatment of Certificate Benefits section on page XX.


Partial Withdrawals

While your Certificate is in effect, you may withdraw part of your Certificate's Cash Surrender Value. We will take it from each investment option you selected in the same proportions as the value of your Certificate Fund is invested, unless your request tells us to take the withdrawal from only selected investment options.

Partial withdrawals will be effective as of the end of the Business Day on which we receive your request form. We will pay you the withdrawn money as described in the When Proceeds Are Paid section on page XX.

You must withdraw at least $200 in any partial withdrawal. You may withdraw any amount that is more than $200, but you must leave enough in your Certificate Fund (less any Certificate Debt and outstanding charges) to pay the next month's charges. We will tell you the maximum amount you may withdraw.

Some Group Contracts may have a limit on the number of partial withdrawals you can make in a year. Some Group Contracts may impose a transaction charge for each partial withdrawal. The charge can be up to the lesser of $20 or 2% of the amount you withdraw. We will deduct the transaction charge from the amount you withdraw. You may not repay any amount that you withdraw.

Withdrawals may have tax consequences. See the Tax Treatment of Certificate Benefits section on page XX.

Loans

You may borrow up to the Loan Value of your Certificate Fund. The Loan Value is 90% of your Certificate Fund minus any existing loan (and its accrued interest), outstanding charges, and the amount of the next month's charges. In states that require it, you may borrow a greater amount.

Under certain Group Contracts, Prudential may make a charge of up to $20 for each loan. The charge will be added to the principal amount of your loan.

The minimum amount that you can borrow at any one time is $200. You cannot take a loan if Certificate Debt exceeds the Loan Value. Prudential will pay loan proceeds as described in the When Proceeds Are Paid section on page XX.

Interest on the loan will accrue daily at a rate that Prudential sets each year. Interest payments are due the day before the Contract Anniversary. If you do not pay the interest when it is due, we will add it to the principal amount of the loan. When this happens, we will take an amount out of your investment options to make the Loan and the Loan Account equal in value.

When you take a loan from your Certificate Fund, here's what happens:

o We will take an amount equal to the loan out of each of your investment options on a pro-rata basis unless you tell us to take it only from selected investment options.

o We will start a Loan Account for you and will credit the Loan Account with an amount equal to the loan.

o We will generally credit interest to the amount in the Loan Account at an effective annual rate that is usually 2% less than the rate Prudential charges as interest on the loan. The crediting rate will generally be equal to the Fixed Account crediting rate.

You may repay all or part of a loan at any time. We will apply a loan repayment first against any unpaid loan interest and then to reduce the principal amount of the loan. You may repay a loan either by repayment or by withdrawing amounts from the Certificate Fund. When you send us a payment, you should tell us whether the payment is intended as a premium payment or as a loan repayment. If you do not indicate whether it is a premium or loan repayment, we will assume it is a loan repayment.

If you repay a loan by using the Certificate Fund, we will treat the repayment as a partial withdrawal from the Certificate Fund. A partial withdrawal may have tax consequences. See the Partial Withdrawals section on page XX and the Tax Treatment of Certificate Benefits section on page XX.

Your Loan Account plus accrued interest (together, these are called "Certificate Debt") may not exceed the value of your Certificate Fund. If Certificate Debt exceeds the value of your Certificate Fund, you will not have enough money in your Certificate Fund to cover the month's charges. See the Lapse section on page XX.

If you still have Certificate Debt outstanding when you surrender your Certificate or when you allow your Certificate to lapse, the amount you borrowed may become taxable. Also, loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See the Tax Treatment of Certificate Benefits section on page XX.

If we pay the Death Benefit or the Cash Surrender Value while a loan is outstanding, we will reduce the Death Benefit or the Cash Surrender Value by the amount of the loan plus any accrued interest.

A loan will have a permanent effect on your Certificate's Cash Surrender Value. It may also have a permanent effect on the Death Benefit. This happens because the investment results of the investment options you selected will apply only to the amount remaining in those investment options after the loan amount is transferred to the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be.


Telephone and Electronic Transactions

Under some Group Contracts, you may be able to perform some transactions by telephone or electronically. These transactions include: transferring amounts among available investment options, making surrenders and partial withdrawals, and requesting loans.

Prudential will not be liable when we follow instructions that we receive by telephone or electronically, if we reasonably believe the instructions were genuine. We have adopted security procedures that are reasonably designed to verify that such communications are genuine. We cannot guarantee that you will be able to get through to complete a telephone or electronic transaction during peak periods such as periods of drastic economic or market change or during system failures or power outages.


Lapse

In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when due. If it is not enough, Prudential will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay it.

In insurance terms, we call it a lapse when insurance ends because the charges for it are not paid.

How you can stop your insurance from lapsing. You must make a payment that is enough to pay outstanding charges. Prudential must receive the payment by the later of:

o    61 days after the Monthly Deduction Date; or

o    30 days after the date we mailed you the notice.

If you do not, your insurance will lapse and your Certificate will no longer have any value. A Certificate that lapses with Certificate Debt may affect the way you are taxed. See the Tax Treatment of Certificate Benefits section on page XX.

We will send the notice to the last known address we have on file for you. If the Covered Person dies during the grace period, we will reduce the Death Benefit by any past due monthly charges and by any Certificate Debt.


Termination of a Group Contractholder's Participation in Group Contract

The Group Contractholder may decide to terminate the Group Contract with Prudential, by giving Prudential 90 days' written notice.

In addition, Prudential may terminate a Group Contract:

o If the aggregate Face Amount of all Certificates, or the number of Certificates issued, falls below the permitted minimum, by giving the Group Contractholder 90 days' written notice.

o If the Group Contractholder fails to remit premium payments to Prudential in a timely way, at the end of the grace period.

o For any other reason, effective on a Contract Anniversary, by giving the Group Contractholder 31 days' written notice.

     Termination of the Group Contract means that the Group Contractholder will not remit premiums to Prudential. In that event, no new Certificates will be issued under the Group Contract. How the termination affects you is described in the Options on Termination of

     Coverage section on page XX. The options that are available to you from Prudential may depend on what other insurance options are available to you. You should refer to your particular Certificate to find out more about your options at termination of coverage.


Participants Who Are No Longer Eligible Group Members

Each Group Contract has different rules for what happens when a Participant is no longer an Eligible Group Member.

Under some Group Contracts, Participants may be able to continue insurance coverage even though they are no longer an Eligible Group Member. This is called Portable Coverage. With Portable Coverage, you will start to make premium payments directly to Prudential (or to Prudential Mutual Fund Services, Inc.). We will start to send premium reminders directly to you. We will let you know about this change in the way premiums are paid within 61 days after you are no longer eligible under the Group Contract. We might impose certain rules and limits on the continued insurance. The rules and limits are shown in your Certificate. The notice that we send you will also tell you what the charges and expenses are for Portable Certificates. See also the Charges and Expenses section on page XX. Charges and expenses for Portable Certificates may be higher than those you paid while you were still an Eligible Group Member. But the charges and expenses will not be higher than the maximums described in this prospectus. Prudential may require that you keep a specified minimum amount in your Certificate Fund to continue as a Portable Certificate holder.

Under other Group Contracts, Participants will not be able to continue insurance coverage when no longer an Eligible Group Member. Those Participants have the options of Conversion, Paid- up Coverage, and payment of Cash Surrender Value, which are described in the Options on Termination of Coverage section on page XX.


Options on Termination of Coverage

Your insurance coverage under the Group Contract will end when the Group Contract itself ends. Under some Group Contracts, insurance coverage will also end when a Participant is no longer an Eligible Group Member.

When the Group Contractholder ends a Group Contract, the effect on Participants depends on whether or not the Group Contractholder replaces the Group Contract with another life insurance contract that allows for the accumulation of cash value. Generally, here is what will happen:

o If the Group Contractholder does replace the Group Contract with another life insurance contract that allows for the accumulation of cash value, Prudential will terminate your Certificate. We will also transfer the Cash Surrender Value of your Certificate directly to that new contract, unless you elect to receive the Cash Surrender Value.

     Under some Group Contracts, you may continue your insurance coverage on a Portable basis. Prudential might impose certain rules and limits on the continued insurance. The rules and limits are shown in your Certificate. You should read your Certificate to find out what rules and limits apply when you want to continue your insurance on a Portable basis.

o If the Group Contractholder does not replace the Group Contract with another life insurance contract that allows for the accumulation of cash value, you will have the options listed below. Under some Group Contracts, you may also have the option of continuing your insurance coverage on a Portable basis, as stated above.

Conversion. You may elect to convert your Certificate to an individual life insurance policy without giving Prudential evidence that the Covered Person is in good health, if your Certificate has been in force for at least 5 years (under some Group Contracts, the requirement may be less than 5 years). To elect this option, you must apply for it within 31 days (or longer, depending on the state law that applies) after your Certificate ends. You may select any form of individual life insurance policy (other than term insurance) that Prudential normally makes available to persons who are the same age as you and who are asking for the same amount of life insurance. Your premiums for the individual life insurance policy will be based on the type and amount of life insurance you select, your age and your risk class.

If your Certificate ended because you are no longer an Eligible Group Member, you may not convert more than the Face Amount of your Certificate. If your Certificate ended because the Group Contract ended, the amount you are able to convert may, depending on the state law that applies, be limited to the lesser of:

o    $10,000 or

o the Face Amount of your Certificate minus the amount of any group insurance that you become eligible for within 45 days after your Certificate ends.

If a Covered Person dies within 31 days (or longer, depending on the state law that applies) after the Certificate ends and you had the right to convert to an individual policy, we will pay a Death Benefit under the Certificate. But, the Death Benefit will be equal to the amount of individual insurance you could have had if you had actually made the conversion to the individual policy.

Paid-up Coverage. You may elect to use your Certificate's Cash Surrender Value to buy fixed Paid-up Coverage on the Covered Person. To use this option, you must have at least $1,000 of Cash Surrender Value on the day your Certificate ends. The insurance amount will depend on how much the Cash Surrender Value is and on the age of the Covered Person. But, the amount of Paid-up Coverage cannot be more than your Certificate's Death Benefit right before you buy the Paid-up Coverage.

You may elect this option within 61 days of the date your Certificate ended. Prudential will make the Paid-up Coverage effective as of the end of the Business Day on which we (or our designee) receive your request on the form we require you to use for this purpose. If you elect this option, your insurance may become a Modified Endowment Contract under the Internal Revenue Code. See the Tax Treatment of Certificate Benefits section on page XX.

Payment of Cash Surrender Value. You may receive the Cash Surrender Value by surrendering your Certificate. To do this, you must make a request to Prudential on the form that we require you to use for this purpose.

If you do not choose one of the options described above within 61 days of the date the Certificate ends, we will exchange your Certificate Fund for Paid-up Coverage if your Certificate Fund value is at least $1,000. If it does not have that much value, we will pay the Cash Surrender Value.


Reinstatement

You may request reinstatement of a lapsed Certificate any time within 3 years after the end of the grace period. But, you must be less than the maximum age at which a Certificate may be held. We will not reinstate a lapsed Certificate if the Group Contract under which the Certificate was issued ended and you did not have the right to continue your insurance on a Portable basis.

To reinstate your Certificate, you must send the following items to Prudential (or our designee):

o    A written request for reinstatement.

o Evidence of the good health of the Covered Person. The evidence must be satisfactory to Prudential.

o A premium payment (less any charges that apply) that is at least enough to pay the monthly charges for the grace period and for two more months. See the Charges and Expenses section on page XX.

o We will make your Certificate effective again on the Monthly Deduction Date that occurs after we approve your request. The terms of your original Certificate will still apply. We will apply a new 2-year period of incontestability, and the period during which the suicide exclusion applies will start over again. See the Incontestability section on page XX and the Suicide Exclusion section on page XX. When the original Certificate lapsed, we would have required you to pay off any outstanding Certificate Debt. We will not allow you to continue the loan under the reinstated Certificate.

o Currently, we do not charge for a reinstatement. But, we reserve the right to charge for reinstatements in the future.


Tax Treatment of Certificate Benefits

Introduction

This summary provides general information on the federal income tax treatment of a Certificate under the Group Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own tax advisor for complete information and advice.

Treatment as Life Insurance and Investor Control

The Certificate must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of investments. For further information on the diversification requirements, see Dividends, Distributions and Taxes in the applicable Fund prospectuses.

We believe we have taken adequate steps to insure that the Certificate qualifies as life insurance for tax purposes. Generally speaking, this means that:

o you will not be taxed on the growth of the funds in the Certificate Fund, unless you receive a distribution,

o    the Certificate's Death Benefit will be tax free to your beneficiary.

Although we believe that the Certificate should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Moreover, regulations issued to date do not provide guidance concerning the extent to which Participants may direct their investments to the particular available subaccounts of a separate account without causing the Participants (instead of Prudential) to be considered the owners of the underlying assets. The ownership rights under the Certificate are similar to, but different in certain respects from, those addressed by the Internal Revenue Service in rulings holding that the insurance company was the owner of the assets. For example, Participants have the choice of more funds and the ability to reallocate amounts among available Subaccounts more frequently than in the rulings. While we believe that Prudential will be treated as the owner of the Separate Account assets, it is possible that the Participants may be considered to own the assets.

Because of these uncertainties, we reserve the right to make changes -- which will be applied uniformly to all Participants after advance written notice -- that we deem necessary to insure that the Certificates under the Group Contract will qualify as life insurance and that Prudential will be treated as the owner of the underlying assets.

Distributions

The tax treatment of any distribution you receive before the Covered Person's death depends on whether your Certificate is classified as a Modified Endowment Contract.

Certificates Not Classified as Modified Endowment Contracts

o If you surrender your Certificate or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Cash Surrender Value used to repay Certificate Debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Certificate less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Certificate Years, all or a portion of a withdrawal may be taxed if the Certificate Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Certificate for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the Certificate are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

o The rules change if the Certificate is classified as a Modified Endowment Contract. The Certificate could be classified as a Modified Endowment Contract if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made (or a rider removed). The addition of a rider or an increase in the Face Amount of insurance may also cause the Certificate to be classified as a Modified Endowment Contract. You should first consult a tax advisor if you are contemplating any of these steps.

o If the Certificate is classified as a Modified Endowment Contract, then amounts you receive under the Certificate before the Covered Person's death, including loans and withdrawals, are included in income to the extent that the Certificate Fund before surrender charges exceeds the premiums paid for the Certificate increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to loans, withdrawals, and full surrenders made during the two-year period before the time that the Certificate became a Modified Endowment Contract.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty tax of 10 percent unless the amount is received on or after age 59 1/2 , on account of your becoming disabled or as a life annuity.

o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Certificate for purposes of applying these rules.

Any dividends or Experience Credits applied to reduce premiums due will effectively reduce the premiums paid for purposes of these rules.

Treatment as Group Term Life Insurance

In most cases, employee-pay-all coverage under the Group Contract will not qualify as group term life insurance under the Internal Revenue Code, or be deemed to be part of a group term life insurance plan. The Certificate will therefore be treated the same as any individually purchased life insurance policy for tax purposes. However, under certain circumstances, a portion of the coverage under the Group Contract may qualify as group term life insurance and, in addition, Participants may be taxed on certain increases in cash values under an IRS-prescribed formula.

Withholding

You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations

If you transfer or assign the Certificate to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Certificate to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Certificate Debt or on other loans that are incurred or continued to purchase or carry the Certificate may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the Covered Person dies.

The earnings of the Separate Account are taxed as part of Prudential's operations. The Separate Account does not intend to qualify as a regulated investment company under the Internal Revenue Code.


ERISA Considerations

If the Group Contract is treated as or acquired by an "employee benefit plan," as defined under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain legal requirements may apply.

Definition of An Employee Benefit Plan

An "employee benefit plan" includes two broad categories of arrangements that are established by certain entities (employers or unions) to cover employees -- "pension" plans or "welfare" plans.

A "pension plan" includes any program that provides retirement income to employees, or results in a deferral of income by employees for periods extending to the termination of covered employment or beyond. For these purposes, the term "pension plan" includes, but is not limited to, retirement plans that meet tax qualification requirements (for example, a "401(k) plan"), as well as other arrangements which, by their operation, are intended to provide retirement income or deferrals beyond termination of employment. A "welfare plan" includes a program established or maintained for the purposes of providing to employees, among other things, medical, accident, disability, death, vacation, and unemployment benefits.

Group Contracts as Employee Benefit Plans

Regulations issued by the United States Department of Labor ("Labor") clarify when specific plans, programs or other arrangements will not be either pension or welfare plans (and thus not considered "employee benefit plans" for purposes of ERISA). Among other exceptions, "group" or "group-type insurance programs" offered by an insurer to employees of an employer will not be a "plan" where:

o    no contributions are made by the employer for the coverage;

o    participation in the program is completely voluntary for employees;

o the "sole" function of the employer with respect to the program is, without endorsing the arrangement, to permit the insurer to publicize the program, to collect premiums through payroll deductions and to remit them to the insurer; and o the employer does not receive any consideration in connection with the program, other than reasonable compensation (excluding any profit) for administrative services actually provided in connection with payroll deductions.

Whether or not a particular group insurance arrangement satisfies these conditions is a question of fact depending on the particular circumstances. You should consult counsel and other advisors to determine whether, under the facts of the particular case, a particular Group Contract might be treated as an "employee benefit plan" (either a pension or a welfare plan) subject to the requirements of ERISA.

Investment of Plan Assets in a Group Contract

The decision to invest employee benefit plan assets in a Group Contract is subject to rules under ERISA and/or tax law. Any plan fiduciary, which proposes to cause a plan to acquire a Group Contract, should consult with its counsel with respect to the potential legal consequences of the plan's acquisition and ownership of such Contract.

Fiduciary/Prohibited Transaction Requirements under ERISA

If applicable, ERISA and tax law impose certain restrictions on employee benefit plans and on persons who are (1) "parties in interest" (as defined under ERISA) or "disqualified persons" (as defined under tax law) and (2) "fiduciaries" with respect to such plans. These restrictions may, in particular, prohibit certain transactions in connection with a Group Contract, absent a statutory or administrative exemption. You should consult counsel and other advisors to determine the application of ERISA under these circumstances.

For example, administrative exemptions issued by Labor under ERISA permit transactions (including the sale of insurance contracts like the Group Contract) between insurance agents and employee benefit plans. To be able to rely upon such exemptions, certain information must be disclosed to the plan fiduciary approving such purchase on behalf of the plan. The information that must be disclosed includes:

o    the relationship between the agent and the insurer;

o a description of any charges, fees, discounts, penalties or adjustments that may be imposed in connection with the purchase, holding, exchange or termination of the Group Contract; and

o    the commissions received by the agent.

Information about any applicable charges, fees, discounts, penalties or adjustments may be found in the Charges and Expenses section on page XX. Information about sales representatives and commissions may be found in the Sale of the Contract and Sales Commissions section on page XX.

Execution of a Group Contract by a Group Contractholder and an enrollment form by a Participant will be deemed an acknowledgment of receipt of this information and approval of transactions under the Group Contract.


When Proceeds Are Paid

Prudential will generally pay any Death Benefit, Cash Surrender Value, partial withdrawal or loan proceeds within 7 days after we receive the request for payment at the office specified in our request form. We will determine the amount of the Death Benefit as of the date of the Covered Person's death. For other types of redemptions, we will determine the amount of the proceeds as of the end of the Business Day on which we received the request in good order. There are certain circumstances when we delay payment of proceeds:

o We may delay payment of proceeds that come from the Funds and the variable part of the Death Benefit if any of the following events occurs: the New York Stock Exchange is closed (other than for a regular holiday or a weekend), trading is restricted by the SEC, or the SEC declares that an emergency exists.

o We expect to pay proceeds that come from the Fixed Account or from Paid-up Coverage promptly upon request. But, we do have the right to delay these payments (other than the Death Benefit) for up to six months (or a shorter period, if required by state law). We will pay interest at the Fixed Account rate if we delay payment for more than 30 days (or a shorter period, if required by state law).


Beneficiary

You have the right to name the beneficiary who will receive the Death Benefit from your Certificate. You must use the form that Prudential requires you to use. You may change the beneficiary at any time. You do not need the consent of the present beneficiary. If you have more than one beneficiary at the time the Covered Person dies, we will pay the Death Benefit in equal parts to each beneficiary, unless you have given us other instructions.

Incontestability

After your Certificate has been in force for two years or more during the Covered Person's lifetime, Prudential will not contest liability under the Certificate. We will also not contest liability for any change in your Certificate that required our approval after the change has been in force for two years or more during the Covered Person's lifetime.

Misstatement of Age

If the Covered Person's age is stated incorrectly in the Certificate, we will adjust the amount of the Death Benefit to reflect the correct age, as permitted by law.

Suicide Exclusion

Generally, if the Covered Person dies by suicide within two years from the Certificate Date, Prudential will not pay the Death Benefit described in other sections of this prospectus. Instead, we will pay your beneficiary an amount equal to your premium payments minus any Certificate

Debt, outstanding charges, and any partial withdrawals. This limit will apply whether the suicide occurred while the Covered Person was sane or insane.

If the Covered Person dies by suicide within two years after the effective date of an increase in the Face Amount of your Certificate that required our approval, we will not pay the increased amount of insurance. Instead of the amount of the increase, we will pay your beneficiary the monthly charges that were attributable to the increased amount. Again, this limit will apply whether the suicide occurred while the Covered Person was sane or insane.


Modes of Settlement

The Death Benefits section describes how your beneficiary may receive the Death Benefit. In addition to the methods described in the Death Benefits section, Prudential also makes these methods available. They are known as "modes of settlement":

Option 1: Payments for a Fixed Period

     The Death Benefit plus interest is paid over a fixed number of years (1 -
     25). The payment may be received monthly, quarterly, semi-annually or annually. The payment amount will be higher or lower depending on the period selected. The interest rate can change, but will not be less than the guaranteed rate shown in the claim settlement certificate that your beneficiary will receive. Your beneficiary may withdraw the total present value of payments not yet made at any time.

Option 2: Payment in Installments for Life

     The Death Benefit provides monthly payments in installments for as long as your beneficiary lives. Your beneficiary may choose a guaranteed minimum payment period (5,10 or 20 years) or an installment refund, which will guarantee that the sum of the payments equals the amount of the Death Benefit payable under this option. If your beneficiary dies before Prudential has made all guaranteed payments, Prudential will pay the present value of the remaining guaranteed payments to a payee your beneficiary designated.

Option 3: Interest Income

     The Death Benefit remains with Prudential and earns interest. This option allows you or your beneficiary to leave the Death Benefit with Prudential and choose another settlement option at a later time. Withdrawals of $100 or more (including the entire unpaid Death Benefit) can be made at any time. The interest income may be received monthly, quarterly, semi-annually or annually.

     The interest rate can change, but will not be less than the guaranteed rate shown in the claim settlement certificate that you or your beneficiary will receive.

Option 4: Payments of a Fixed Amount

     You or your beneficiary receives a guaranteed specified sum for a limited number of years. This guaranteed specified sum represents a return of the principal (Death Benefit) and interest paid over the selected number of years. The payment may be received monthly, quarterly, semi-annually, or annually.

     The interest rate can change, but will not be less than the guaranteed rate shown in the claim settlement certificate that you or your beneficiary will receive. Any interest credited will be used to extend the payment period.

Option 5: Certificate of Deposit

     The Death Benefit is used to purchase a certificate of deposit that is issued by The Prudential Bank. Certificates of Deposit (CDs) are investments that allow you or your beneficiary to choose a variety of short- and long-term deposit options. They are designed to pay interest monthly, quarterly, semi-annually, annually or at maturity. Interest rates are guaranteed for the term of the CD. There is generally a $10,000 minimum amount for this option.

Under each of the above options, each payment must generally be at least $20.

If your beneficiary elects one of these settlement options, the tax treatment of the Death Benefit may be different than it would have been had the option not been elected. Your beneficiary should get advice from a tax advisor.

Assignment

You may assign your Certificate, including all rights, benefits and privileges that you have. Prudential will honor the assignment only if: (1) you make the assignment in writing; (2) you sign it; and (3) Prudential receives a copy of the assignment at the Prudential office shown in your Certificate. We are not responsible for determining whether the assignment is legal or valid.

Throughout this prospectus, we describe various rights that you have. You may assign those rights to someone else. If you do, you should consider the references to "you" in this prospectus as applying to the person to whom you validly assigned your Certificate.

If you assign a Certificate that is a Modified Endowment Contract, it might affect the way you are taxed. It might also affect the way the person to whom you assign the Certificate is taxed. See the Tax Treatment of Certificate Benefits section on page XX.


Applicant Owner Provision

Some Group Contracts have an "applicant owner" provision. An "applicant owner" is a person who may apply for coverage on the life of an Eligible Group Member. And, as with an assignment, if a Participant agrees to let another person be the applicant owner of the Certificate, that person would have all of the rights to make decisions about the coverage. References to "Participant" and "you" in this prospectus also apply to an applicant owner.

When naming an applicant owner, the Eligible Group Member must agree to have his or her life covered. Examples of people who may be applicant owners are the Eligible Group Member's spouse, child, parent, grandparent, grandchild, sister, brother, or the trustee of any trust set up by the Eligible Group Member. At any one time, only one person may be an "applicant owner" under a Certificate.

An "applicant owner" must fill out an enrollment form. The Eligible Group Member must sign the enrollment form to show his or her agreement. Prudential may require the Eligible Group Member to answer questions about his or her health, or to have a medical examination. If we approve the enrollment form, we will issue the Certificate to the applicant owner.


Voting Rights

The assets that are held in the Separate Account are invested in the Funds. Prudential is the legal owner of those shares. Because we are the owner, we have the right to vote on any matter that shareholders of the Funds vote on. The voting happens at regular and special shareholder meetings. We will (as required by law) vote in accordance with voting instructions we receive from Participants. A Fund may not hold annual shareholder meetings when not required to do so under the laws of the state of its incorporation or under the federal securities laws.

If we do not receive timely voting instructions for Fund shares from Participants, we will vote those shares in the same proportion as shares in the Funds for which we do receive instructions. We will do the same thing for shares held as general account investments of Prudential. If federal securities laws change so that Prudential is allowed to vote on Fund shares in our own right, we may decide to do so.

Generally, you may give us voting instructions on matters that would be changes in fundamental policies of the Funds. You may also give us voting instructions on any matter that requires a vote of the Fund's shareholders. But, if a Fund that you participate in has a vote on approval of the investment advisory agreement or any change in a Fund's fundamental investment policy, you will vote separately by Fund. This practice is dictated by the federal securities laws.

Here's how we will determine the number of Fund shares and votes for which you may give instructions:

o To determine the number of Fund shares, we will divide the part of your Certificate Fund that is derived from participation in a Subaccount by the value of one share in the corresponding portfolio of the applicable Fund.

o The number of votes will be determined as of the record date chosen by the Board of Directors of the applicable Fund.

We will give you the proper forms and proxies to give these instructions. We reserve the right to change the way in which we calculate the weight we give to voting instructions. We would make such a change to comply with federal regulations.

If we are required by state insurance regulations, we may disregard voting instructions in certain instances. We may disregard instructions if: (1) the instructions would require shares to be voted in a way that would cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or (2) the instruction would approve or disapprove an investment advisory contract for a Fund. Also, Prudential itself may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the Funds' portfolios, provided that Prudential reasonably disapproves such changes in accordance with applicable federal regulations. If Prudential does disregard voting instructions, we will tell you that we did and our reasons for it in the next annual or semi-annual report to Participants.


Substitution of Fund Shares

If Prudential's management thinks that an available portfolio of the Funds becomes unsuitable for investment by Participants, we may substitute the shares of another portfolio or of an entirely different mutual fund. Our management might find a portfolio to be unsuitable because of investment policy changes, tax law changes or considerations, the unavailability of shares for investment or other reasons, including our discretion. Before Prudential can substitute shares, the SEC, and possibly one or more state insurance departments, must approve the substitution. We would notify Group Contractholders and Participants if we were to make such a substitution.

Additional Insurance Benefits

One or more of the following additional insurance benefits may be available to you. These benefits may be provided to all Participants under a Group Contract. Or, the Group Contract may require you to pay an additional charge to receive the benefits. Each Group Contract will have different rules about how the additional benefits are made available. You should refer to the Group Contract and your Certificate to find out what additional insurance benefits are available to you.

Accelerated Death Benefit. Under an accelerated death benefit, you can elect to receive an early payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill. "Terminally ill" means the Covered Person has a life expectancy of 12 months or less (under some Group Contracts, the number of months might be higher or lower). You must give Prudential satisfactory evidence that the Covered Person is terminally ill. You may receive the accelerated payment in a lump sum.

When we pay the Death Benefit under this option, it will be adjusted to reflect its present value. The adjusted Death Benefit will always be less than the Death Benefit, but will generally be greater than the Certificate's Cash Surrender Value. Under some Group Contracts, the accelerated death benefit may be discounted for interest. Prudential may charge a fee of up to $350 when we pay an accelerated death benefit.

We will not pay an accelerated death benefit if you are required to elect it to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of accelerated death benefit that is available to you. Unless required by law, you can no longer request an increase in the Face Amount of your Certificate once you have elected to receive an accelerated death benefit. The amount of future premium payments you can make will also be limited.

Adding the Accelerated Death Benefit to your Certificate will not affect the way you are taxed. This income tax exclusion may not apply if the benefit is paid to someone other than the Participant. But, if you actually receive proceeds from the Accelerated Death Benefit, it could have tax consequences and may affect your eligibility for certain government benefits or entitlements. In general, the accelerated death benefit is excluded from income if the Covered Person is terminally ill or chronically ill as defined in the tax law (although the exclusion in the latter case may be limited). You should consult a tax advisor before you elect to receive this benefit.

Accidental Death and Dismemberment Benefit. An Accidental Death and Dismemberment Benefit provides you insurance for accidental loss of life, sight, hand, or foot. This benefit excludes certain types of losses. For example, losses due to suicide or attempted suicide, diseases and infirmities, medical or surgical treatments, and acts of war are not covered. The benefit may be subject to other exclusions from coverage, age limitations, and benefit limitations. You should refer to your Certificate and the Group Contract to learn the details of any benefit that may be available to you.

Extended Death Protection During Total Disability. An extended death benefit provides protection during your total disability. Under this provision, even if your insurance would have ended because of your total disability, Prudential will extend your insurance coverage if you became totally disabled prior to age
60. The amount of insurance that will be extended is your Face Amount of insurance. We will extend your insurance coverage for successive one-year periods, generally until age 65. You must provide satisfactory proof of continued total disability.

Dependent Life Benefits. Dependent life benefits provide insurance on the life of a qualified dependent. A qualified dependent may be the Participant's spouse and/or unmarried child.

Seat Belt Coverage. Seat belt coverage provides a death benefit for the loss of life while driving or riding in a motor vehicle while wearing a seat belt. "Motor vehicle" means a private automobile, van, four-wheel drive vehicle, self-propelled motor home and truck. It does not mean a motor vehicle used for farming, military, business, racing, or any other type of competitive speed event. Certain exclusions will apply.


Reports

At least once each Certificate Year, Prudential will send you a statement that gives you certain information about your insurance. These statements will give you details about the value of your Certificate Fund, about transactions that you made, and specific insurance data about your coverage.

If you make a request, we will also send you a current statement about your insurance. It will give you the same kind of information as the annual statement does. We may limit the number of current statements you may request or may charge you for additional statements. Any such charge will not exceed $20 for an additional report.

We will also send to you and to the Group Contractholder, annual and semi-annual reports that list the securities held in each available portfolio of the Funds. The federal securities laws require these reports. Prudential keeps records about the Separate Account according to the federal securities laws.

If you invest in the Series Fund through more than one variable insurance contract, you will receive only one copy of each annual and semi-annual report issued by the Series Fund. But, if you want another copy of a report, you may ask us for one by calling the telephone number listed on the inside cover page of this prospectus.


Sale of the Contract and Sales Commissions

Prudential Investment Management Services LLC (referred to as "PIMS") acts as the principal underwriter of the Group Contracts and Certificates. PIMS is a direct, wholly-owned subsidiary of Prudential.

PIMS, organized in 1996 under Delaware law, is registered as a broker-dealer under the federal securities laws. PIMS is also a member of the National Association of Securities Dealers, Inc. PIMS's principal business address is 751 Broad Street, Newark, New Jersey 07102. PIMS also acts as principal underwriter with respect to the securities of other Prudential investment companies.

The Group Contracts and Certificates are sold by persons who are registered representatives of PIMS and who are also authorized by state insurance departments. The Group Contracts and Certificates may also be sold through other broker-dealers authorized by PIMS and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than the basis described below.

The maximum commission that Prudential will pay to the representative upon the purchase of the Contract is 15% of the premium payment received. The amount Prudential will pay to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 15% of the premium payment. Prudential may require the representative to return all of the first year commission if the Group Contract is not continued through the first year. Sales representatives who meet certain productivity, profitability, and persistency standards with regard to the sale of the Group Contract will be eligible for additional bonus compensation from Prudential. Generally, Prudential will pay PIMS a commission of no more than 15% of the premium payment. The commission and distribution percentages will depend on factors such as the size of the group involved and the amount of sales and administrative effort required in connection with the particular Group Contract. In total, they will not exceed 15% of the premium payment.

The distribution agreement between PIMS and Prudential will terminate automatically upon its assignment (as that term is defined in the federal securities laws). But, PIMS may transfer the agreement, without the prior written consent of Prudential, under the circumstances set forth in the federal securities laws. Either party may terminate the agreement at any time if the party gives 60 days' written notice to the other party.

Sales expenses in any year are not equal to the sales charge in that year. Prudential may not recover its total sales expenses for some or all Group Contracts over the periods the Certificates for such Group Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Prudential's surplus, which may include amounts derived from the mortality and expense risk charge and the monthly cost of insurance charge. See the Charges and Expenses section on page 34.


Ratings and Advertisements

Independent financial rating services -- including Moody's, Standard & Poors, Duff & Phelps and A.M. Best Company -- rate Prudential. These ratings reflect our financial strength and claims-paying ability. They are not intended to rate the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. Furthermore, we may include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Services Performed by Third Parties

Throughout this prospectus, we describe how Prudential and the Group Contractholder will perform transactions with you and how you will perform transactions with them. Prudential has the right to ask another party (referred to as a "third party") to perform or receive transactions in its place. The Group Contractholder has the same right. That means that, for a particular Group Contract, you may conduct transactions via a third party rather than directly with Prudential or the Group Contractholder.

In some cases, the third party might be another part of Prudential. (For example, when you make premium payments to Prudential, they could be received by Prudential Mutual Fund Services, Inc., a wholly-owned subsidiary of Prudential). In other cases, the third party might be a third party administrator or even the group that sponsors the Group Contract.

Prudential may make payments to third party administrators or groups sponsoring the Group Contracts for their services related to administration and sponsorship of the Group Contracts.

State Regulation

Prudential is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. We reserve the right to change the Group Contract and Certificate to comply with applicable state insurance laws and interpretations thereof.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, we are required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all our variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.


Experts

The financial statements in this registration statement for the years ended December 31, 1998, December 31, 1997 and December 31, 1996 have been audited by ________________________, independent accountants, as stated in their reports appearing in this prospectus. Prudential is relying on __________________________'s reports, which are given on their authority as accounting and auditing experts. _________________________'s principal business address is ___________________________________________________________________.

[Actuarial expert sentence to be added by post-effective amendment.]


Litigation

On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate, and later issued a Final Order and Judgement in the consolidated class actions before the court, 962 F. Supp. 450 (March 17, 1997, as amended April 14, 1997). The

Court's Final Order and Judgement approving the class Settlement was appealed to the United States Court of Appeals for the Third Circuit, which upheld the district court's approval of the Stipulation of Settlement on July 23, 1998. As of now no further appeal has been taken.

Pursuant to the Settlement, Prudential agreed to provide and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance contracts. As of December 31, 1997, based on a reasonable estimate of losses associated with ADR claims, management estimated the cost, before taxes, of remedying policyholder claims in the ADR process to be approximately $2.05 billion. While management believed these to be reasonable estimates based on information then available, further estimates are currently being developed in connection with the availability of more recent data. The ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

In addition, a number of actions have been filed against Prudential by policyholders who have excluded themselves from the Settlement; Prudential anticipates that additional suits may be filed by other policyholders.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.


Year 2000 Compliance

The services provided to the Group Contractholders by Prudential depend on the smooth functioning of its computer systems. The year 2000, however, holds the potential for significant disruption in the operation of these systems. Many computer systems are programmed to recognize only the last two digits in a date. As a result, any computer system that has date- sensitive programming may recognize a date using "00" as the year 1900 rather than the year 2000. This problem can affect non-information technology systems that include embedded technology, such as microprocessors included in "infrastructure" equipment used for telecommunications and other services as well as computer systems. If this anomaly is not corrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly, which could in turn affect the accuracy and compromise the integrity of business records. Business operations could be interrupted when companies are unable to process transactions, send invoices, or engage in similar normal business activities.

Prudential established a Company-wide Program Office (CPO) to develop and coordinate an operating framework for the Year 2000 compliance activities. Prudential's CPO structured the Year 2000 program into three major components:
Business Applications, Infrastructure and Business Partners. The CPO also established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide progress of each component of Prudential's program for conversion and upgrading of systems for Year 2000 compliance.

Business Applications

The scope of the Business Applications component includes a wide range of computer systems that directly support Prudential's business operations and accounting systems. The entire application portfolio was analyzed in 1996 to determine appropriate Year 2000 readiness strategies (i.e., renovate, replace or retire). Rigorous testing standards have been employed for all applications that will not be retired, including those that are newly developed or purchased. Application replacement and renovation projects follow a similar path toward Year 2000 compliance. The key project phases include Year 2000 analysis and design, programming activities, testing, and implementation. Replacement projects are also tracked until the existing applications are removed from production.

Of Prudential's total application portfolio, approximately 70% of the applications are being renovated, 13% are being replaced by Year 2000 compliant systems, and the remaining 17% are being retired from production. At December 31, 1998, the percentage of business applications

(based on application count) in the implementation phase for Year 2000 compliance for renovation, replacement and retirement are 99%, 96% and 99%, respectively. The interim target date for completing renovations and retirements is March 1999, with an overall completion date for Business Applications of June 1999.

Infrastructure

The scope of Prudential's Year 2000 Infrastructure initiatives include mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment, buildings and facilities systems, personal computers, and vendor hardware and software.

Although there are minor differences among these various components, the approach to Year 2000 readiness for Infrastructure generally involves phases identified as inventory, assessment, remediation activities (e.g., upgrading hardware or software), testing and implementation. The interim target date for completion of certain Infrastructure components is March 1999 with an overall completion date for Infrastructure of June 1999.

Business Partners

Prudential's approach to business partner readiness includes classification of each partner's status as "highly critical" or "less critical" and the development of contingency plans to address the potential that a business partner could experience a Year 2000 failure. Approximately 30% of our business partners have been identified as highly critical and the remaining 70% as less critical. Project phases include inventory, risk assessment, and contingency planning activities. All project phases for highly critical business partner readiness were achieved in December 1998; we have an overall completion date for less critical business partner readiness of June 1999.

The Cost of Year 2000 Readiness

Prudential is funding the Year 2000 program from operating cash flows. Some of the expenses of Prudential's Year 2000 readiness are allocated across its various businesses and subsidiaries, including those businesses not engaged in providing services to Group Contractholders. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Prudential's ability to meet its contractual commitments to Group Contractholders.

Year 2000 Risks and Contingency Planning

The major portion of Prudential's transactions are of such volume that they can only be effectively processed through the use of automated systems. Therefore, substantially all of

Prudential's contingency plans include the ultimate resolution of any causative technology failures that may be encountered.

Prudential believes that the Business Application, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. While management expects that a small number of the projects may not meet their targeted completion date, it is anticipated that these projects will be completed by September 1999 so that any delays, if experienced, would not have a significant impact on the timing of the project as a whole. During the course of the Year 2000 program, some discretionary technology projects have been delayed in favor of the completion of Year 2000 projects. However, this impact has been minimized by Prudential's strategic decision to outsource most of the Year 2000 renovation work.

While Prudential and its subsidiaries believe that they are well positioned to mitigate its Year 2000 issue, this issue, by its nature contains inherent uncertainties, including the uncertainty of Year 2000 readiness of third parties. Consequently, Prudential is unable to determine at this time whether the consequences of Year 2000 failures will have a material adverse effect on the results of operations, liquidity or financial condition. In the worst case, it is possible that any technology failure, including an internal or external Year 2000 failure, could have a material impact on Prudential's results of operations, liquidity, or financial position.

Prudential is enhancing existing business contingency plans to mitigate Year 2000 risk. Current contingency plans include planned responses to the failure of specific business applications or infrastructure components. These responses are being reviewed and expected to be finalized by June 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. The plans are also being updated to reduce the level of uncertainty about the Year 2000 problem including readiness of Prudential's Business Partners.

The discussion of the Year 2000 Issue herein, and in particular Prudential's plans to remediate this issue and the estimated costs thereof, are forward-looking in nature.

                          Definitions of Special Terms
                             Used in this Prospectus



Attained Age -- Your age as defined by the Group Contract.

Business Day -- A day on which the New York Stock Exchange is open for trading.

Cash Surrender Value -- The amount you receive upon surrender of the Certificate. The Cash Surrender Value is equal to your Certificate Fund on the date of surrender, less any Certificate Debt, outstanding charges, and any applicable transaction charge.

Certificate -- A document issued to you, as a Participant under a Group Contract, setting forth or summarizing your rights and benefits.

Certificate Anniversary -- The same date each year as the Certificate Date.

Certificate Date -- The effective date of coverage under a Certificate.

Certificate Debt -- The principal amount of any outstanding loans you borrowed under your Certificate plus any accrued interest.

Certificate Fund -- The total amount credited to you under your Certificate. On any date it is equal to the sum of the amounts under that Certificate allocated to: (1) the Subaccounts, (2) the Fixed Account, and (3) the Loan Account.

Certificate Year -- The year from the Certificate Date to the first Certificate Anniversary or from one Certificate Anniversary to the next.

Contract Anniversary -- The same date each year as the Contract Date.

Contract Date -- The date as of which the Group Contract is issued.

Covered Person -- The person whose life is insured under the Group Contract. The Covered Person is generally the Participant. Some Group Contracts may permit a Participant to apply for insurance under a second Certificate naming the Participant's spouse as the Covered Person.

Death Benefit -- The amount payable upon the death of the Covered Person (before the deduction of any Certificate Debt or any outstanding charges).

Dividend -- A portion of Prudential's divisible surplus attributable to the Group Contract that may be credited to the Group Contract as determined annually by Prudential's Board of Directors.

Eligible Group Members -- The persons specified in the Group Contract as eligible to apply for insurance protection under the Group Contract.

Experience Credit -- A refund that Prudential may provide under certain Group Contracts based on favorable experience.

Face Amount -- The amount of life insurance in your Certificate. The Face Amount, along with your Certificate Fund, is a part of your Death Benefit.

Fixed Account -- An investment option under which Prudential guarantees that interest will be added to the amount deposited at a rate we declare periodically.

Funds -- The Series Fund portfolios and other mutual fund portfolios in which the Separate Account invests. Your investment options include the Funds and the Fixed Account. We describe the Funds in the accompanying supplement.

Group Contract -- A Group Variable Universal Life insurance contract that Prudential issues to the Group Contractholder. The term Group Contract also includes a participating employer's participation in a multi-employer trust.

Group Contractholder -- The employer, association, sponsoring organization or trust that is issued a Group Contract. In the case of an employer that joins a multiple employer trust, the employer exercises the rights accorded to a Group Contractholder as described throughout this prospectus.

Guideline Annual Premium -- A level annual premium that would be payable throughout the duration of a Certificate to fund the future benefits if the Certificate were a fixed premium contract, based on certain assumptions set forth in a rule of the SEC. Upon request, Prudential will advise you of the guideline annual premium under the Certificate.

Issue Age -- The Covered Person's Attained Age on the date that the insurance on that Covered Person goes into effect as defined by the Group Contract.

Loan Account -- An account within Prudential's general account to which we transfer from the Separate Account and/or the Fixed Account an amount equal to the amount of any loan.

Loan Value -- The amount (before any applicable transaction charge) that you may borrow at any given time under your Certificate. We calculate the Loan Value by multiplying the Certificate Fund by 90% (or higher where required by state law) and then subtracting any existing loan with accrued interest, outstanding charges, and the amount of the next month's charges.

Modified Endowment Contract -- A type of life insurance contract or Certificate under the Internal Revenue Code which has been funded in excess of certain IRS limits. In general, a Certificate may be classified as a Modified Endowment Contract (or "MEC") if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made (or an additional insurance benefit removed). Less favorable tax rules, and in some cases a penalty tax, apply if you take distributions (such as withdrawals, loans or assignments) from a MEC. Regardless of classification as a MEC, cash value accrues on a tax deferred basis and the Death Benefit is generally received free of income tax. See Tax Treatment of Certificate Benefits for a more complete description of the MEC rules.

Monthly Deduction Date -- Generally, the Contract Date and the first day of each succeeding month, except that whenever the Monthly Deduction Date falls on a date other than a Business Day, the Monthly Deduction Date will be the next Business Day. Some Group Contracts may define Monthly Deduction Date slightly differently, in which case a supplement to this prospectus will define Monthly Deduction Date.

Net Premium -- Your premium payment minus any charges for taxes attributable to premiums, any processing fee, and any sales charge. Net Premiums are the amounts that we allocate to the Separate Account and/or the Fixed Account.

Paid-up Coverage -- This type of life insurance coverage pays a Death Benefit of a specific amount that does not change. You make one initial premium payment to begin the coverage and never make any additional payments.

Participant -- An Eligible Group Member or "applicant owner" under a Group Contract who obtains insurance under the Group Contract and is eligible to exercise the rights described in the Certificate. The Participant will be the person entitled to exercise all rights under a Certificate, regardless of whether the Covered Person under the Certificate is the Participant or his or her spouse. We refer to Participants as "you" in this prospectus. If you validly assign your rights as a Participant to someone else, then that person may exercise those rights.

Portable -- Under some Group Contracts, you may continue your insurance coverage even if you are no longer an Eligible Group Member. This type of insurance coverage is called Portable. Cost of insurance rates and charges may increase under a Portable Certificate since the Covered Person under a Portable Certificate may no longer be considered to be a member of the Group Contractholder's group for purposes of determining those rates and charges.

Separate Account -- Prudential Variable Contract Account GI-2, a separate investment account registered as a unit investment trust under the federal securities laws and established by Prudential to receive some or all of the Net Premiums and to invest them in the Funds.

Series Fund -- The Prudential Series Fund, Inc., a mutual fund with separate portfolios, some of which are available as investment options for the Group Contract.

Subaccount -- A division of the Separate Account. Each Subaccount invests its assets in the shares of a corresponding Fund.

We -- The Prudential Insurance Company of America.

You -- A Participant.

                      Directors and Officers of Prudential

                             Directors of Prudential


Franklin E. Agnew - Director since 1994 (current term expires April, 2000). Member, Committee on Dividends; Member, Finance Committee; Member Corporate Governance Committee. Business consultant since 1987. Senior Vice President, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc. John Wiley & Sons, Inc. and Erie Plastics Corporation. Age 63. Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.

Frederick K. Becker - Director since 1994 (current term expires April, 1999). Member, Auditing Committee, Member, Committee on Business Ethics; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 62. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

James G. Cullen - Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, since 1997. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 55. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.

Carolyne K. Davis - Director since 1989 (current term expires April, 2001). Member, Finance Committee; Member Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor. National and International Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Instruments, Inc., Merck & Co., Inc., Science Applications International Corporation, Minimed Incorporated, and Beverley Enterprises. Age 65. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

Roger A. Enrico - Director since 1994 (current term expires April, 2002). Member, Committees on Nominations & Corporate Governance; Member, Compensation Committee. Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Originally with PepsiCo, Inc. since 1971. Mr. Enrico is also a director of A.M. Belo Corporation and Dayton Hudson Corporation. Age 53. Address: 700 Anderson Hill Road, Purchase, NY 10577.

Allan D. Gilmour - Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, USWest, Inc., The Dow Chemical Company and DTE Energy Company. Age 63. Address:
751 Broad Street, 23rd Floor, Newark, NJ 07102.

William H. Gray, III - Director since 1991 (current term expires April, 2000). Member, Executive Committee; Member, Finance Committee; Chairman, Committees on Nominations & Corporate Governance. President and Chief Executive Officer, The College Fund/UNCF since

1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Chase Manhattan Corporation, The Chase Manhattan Bank, Lotus Development Corporation, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Union-Pacific Corporation, Warner-Lambert Company, Westinghouse Electric Corporation, and Electronic Data Systems. Age 56. Address:
8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.

Jon F. Hanson - Director since 1991 (current term expires April, 2003). Member, Finance Committee; Member, Committee on Dividends. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director of United Water Resources, Orange & Rockland Utilities, Inc., and Consolidated Delivery and Logistics. Age 61. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

Glen H. Hiner, Jr. - Director since 1997. (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1991. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation. Age 64. Address: One Owens Corning Parkway, Toledo, OH 43659.

Constance J. Horner - Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Corporation, and Pfizer, Inc. Age 55. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.

Gaynor N. Kelley - Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Former Chairman and Chief Executive Officer, The Perkins Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated, Arrow Electronics, Inc., and Alliant Techsystems. Age 66. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102-3777.

Burton G. Malkiel - Director since 1978 (current term expires April, 2002). Chairman, Finance Committee; Member, Executive Committee; Member, Committee on Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya, Baker Fentress & Company, The Jeffrey Company. The Southern New England Telecommunications Company, and Vanguard Group, Inc. Age 65. Address: Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.

Arthur F. Ryan - Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Corp. from 1990 to 1994, with Chase since 1972. Age 55. Address: 751 Broad Street, Newark, NJ 07102.

Ida F.S. Schmertz - Director since 1997 (current term expires April, 2004). Member, Finance Committee. Principal, Investment Strategies International since 1994. Age 63. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

Charles R. Sitter - Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 67. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

Donald L. Staheli - Director since 1995 (current term expires April, 1999). Member, Compensation Committee; Member, Auditing Committee. Retired since 1997. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Mr. Staheli is also director of Bankers Trust Company and Bankers Trust New York Corporation. Age 66. Address: 39 Locust Street, Suite 204, New Canaan, CT 06840.

Richard M. Thomson - Director since 1976 (current term expires April, 2000). Chairman, Executive Committee; Chairman, Compensation Committee; Member, Committee on Nominations & Corporate Governance. Chairman of the Board, The Toronto-Dominion Bank since 1997. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of CGC, Inc., INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, and Canadian Occidental Petroleum, Ltd. Age 64. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.

James A. Unruh - Director since 1996 (current term expires April, 2000). Member, Compensation Committee. Retired since 1997. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Ameritech Corporation. Age 55. Address: Two Bala Plaza, Suite 300, Bala Cynwyd, PA 19004.

P. Roy Vagelos, M.D. - Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman and Chief Executive Officer, Merck & Co., Inc. from 1986 to 1994. Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 68. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.

Stanley C. Van Ness - Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 63. Address: 22 Chambers Street, Princeton, NJ 08542.

Paul A. Volcker - Director since 1988 (current term expires April, 2000). Chairman, Committee on Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1996. Chairman, James D. Wolfensohn, Inc. from 1988 to 1996. Chief Executive Officer, James D. Wolfensohn, Inc. from 1995 to 1996. Mr. Volcker is also a public member of the Board of Governors of the American Stock Exchange, a member of the Board of Overseers of TIAA-CREF, and a director of Nestle, S.A., UAL Corporation, and

Bankers Trust New York Corporation. Age 70, Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.

Joseph H. Williams - Director since 1994 (current term expires April, 2002). Member, Committee on Dividends; Member, Auditing Committee. Director, The Williams Companies since 1971. Chairman & Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of Flint Industries, The Orvis Company, and MTC Investors, LLC. Age 64. Address: One Williams Center, Tulsa, OK 74172.


                        PRINCIPAL OFFICERS OF PRUDENTIAL

Arthur F. Ryan - Chairman, President and Chief Executive Officer since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation, New York, NY. Age 55.

E. Michael Caulfield - Chief Executive Officer, Prudential Investments since 1996; Chief Executive Officer, Money Management Group from 1995 to 1996; prior to 1995, President, Prudential Preferred Financial Services. Age 51.

Michele S. Darling - Executive Vice President Human Resources since 1997; prior to 1997, Executive Vice President, Canadian Imperial Bank of Commerce, Toronto, Canada. Age 44.

Robert C. Golden - Executive Vice President Corporate Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities, New York, NY. Age 51.

Mark B. Grier - Executive Vice President, Financial Management since 1997; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation, New York, NY. Age 44.

Rodger A. Lawson - Executive Vice President, Marketing and Planning since 1996; President and CEO, Van Eck Global, New York, NY, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company, New York, NY. Age 50.

John V. Scicutella - Chief Executive Officer, Individual Insurance Group since 1997; Executive Vice President Operations and Systems from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 48.

John R. Strangfeld - Executive Vice President, Private Asset Management Group
(PAMG) since 1998; President, PAMG, from 1996 to 1998; prior to 1996, Senior Managing Director. Age 44.

R. Brock Armstrong - Senior Vice President, Individual Insurance Development since 1997; prior to 1997, Executive Vice President, London Life Insurance Company, London, Canada. Age 50.

James J. Avery, Jr. - Senior Vice President & Chief Actuary since 1997; President Prudential Select from 1995 to 1997; prior to 1995, Chief Financial Officer, Prudential Select. Age 46.

Martin A. Berkowitz - Senior Vice President and Comptroller since 1995; prior to 1995, Senior Vice President and CFO, Prudential Investment Corporation. Age 48.

William M. Bethke - Chief Investment Officer since 1997; prior to 1997, Senior Vice President. Age 50.

Richard J. Carbone - Senior Vice President and Chief Financial Officer since 1997. Controller, Salomon Brothers, New York, NY, from 1995 to 1997; prior to 1995, Controller, Bankers Trust, New York, NY. Age 50.

Mark R. Fetting - President, Prudential Retirement Services since 1996; prior to 1996, President, Prudential Defined Contribution Services. Age 43.

William D. Friel - Senior Vice President and Chief Information Officer since 1993. Age 59.

Jean D. Hamilton - President, Diversified Group since 1995; prior to 1995, President, Prudential Capital Group. Age 51.

Ronald P. Joelson - Senior Vice President, Guaranteed Products since 1997; President, Prudential Investments Guaranteed Products from 1996 to 1998; prior to 1996, Managing Director, Enterprise Planning Unit. Age 40.

Ira J. Kleinman - Executive Vice President, International Insurance Group, since 1997; prior to 1997, Senior Vice President. Age 51.

Neil A. McGuinness - Senior Vice President, Marketing, Prudential Investments, since 1996; prior to 1996, Managing Director, Putnam Investments, Boston, MA. Age 51.

Priscilla A. Myers - Senior Vice President, Audit, Compliance and Investigation since 1995. Vice President and Auditor from 1989 to 1995. Age 48.

I. Edward Price - Senior Vice President and Actuary since 1995; prior to 1995, Chief Executive Officer, Prudential International Insurance. Age 55.

Kiyofumi Sakaguchi - President, International Insurance Group since 1995; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 55.

Brian M. Storms - President, Mutual Funds and Annuities, Prudential Investments since 1996; prior to 1996, Managing Director, Fidelity Investments, Boston. Age 43.

Robert J. Sullivan - Senior Vice President, Sales, Prudential Investments since 1997; prior to 1997, Managing Director, Fidelity Investments, Boston. Age 59.

Susan J. Blount - Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 40.

C. Edward Chaplin - Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 41.

Prudential officers are elected annually.

Financial Statements

[Financial statements to be added by post-effective amendment.]

                          Supplement dated May 1, 1999
                         to Prospectus dated May 1, 1999
                   for Group Variable Universal Life Insurance


This document is a supplement to the prospectus dated May 1, 1999 (the "prospectus") for the Group Variable Universal Life Insurance contract and Certificates that Prudential offers to you. This supplement is not a complete prospectus, and must be accompanied by the Prospectus. The Prospectus describes the insurance features and certain other aspects of the [XYZ Corporation] Group Contract and Certificates. In this supplement, we describe the _____ Funds that are available to you under the [XYZ Corporation] Group Contract and Certificates.


The Funds

Set out below is a list of each Fund, its investment objectives, investment management fees and other expenses, and its investment advisor/investment manager. Some Funds also provide information about their principal strategies.

Certain of the Funds have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act, and under those plans, the Fund may make payments to Prudential and/or its affiliate for certain marketing efforts.


The Prudential Series Fund, Inc.

The portfolios of the Series Fund in which the Separate Account may currently invest and their investment objectives, principal strategies and fees are as follows:

Conservative Balanced Portfolio: The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of money market instruments, debt obligations and common stocks.

Diversified Bond Portfolio: The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio invests primarily in higher grade debt obligations and high quality money market investments.

Equity Income Portfolio: The investment objective is both current income and capital appreciation. The Portfolio invests primarily in common stocks and convertible securities that provide good prospects for returns above those of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") or the NYSE Composite Index.

Equity Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.

Flexible Managed Portfolio: The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of money market instruments, debt obligations and common stocks.

Global Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

Government Income Portfolio: The investment objective is a high level of income over the longer term consistent with the preservation of capital. The Portfolio invests primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. Government.

High Yield Bond Portfolio: The investment objective is a high total return. The Portfolio invests primarily in high yield/high risk debt securities.

Money Market Portfolio: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in short-term debt obligations that mature in 13 months or less.

Natural Resources Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks and convertible securities of natural resource companies and securities that are related to the market value of some natural resource.

Prudential Jennison Portfolio: The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in equity securities of major established corporations that offer above average growth prospects.

Small Capitalization Stock Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in equity securities of publicly-traded companies with small market capitalization.

Stock Index Portfolio: The investment objective is to achieve an investment return that corresponds to the performance of publicly-traded common stocks generally. The Portfolio invests to duplicate the price and yield performance of the S&P 500 Index.

Two Zero Coupon Bond Portfolios -- 2000 and 2005: The investment objective of these two portfolios is the highest predictable compound investment for a specific period of time, consistent with the safety of invested capital. The Portfolio invests primarily in debt obligations of the U.S. Treasury and corporations that have been issued without interest coupons or stripped of their interest coupons, or interest coupons that have been stripped from the debt obligations.

Prudential is the investment adviser of each of the portfolios of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Prudential has a service agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a subadvisory agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential, PIC and Jennison are registered as investment advisers under the Investment Advisers Act of 1940.


======================================================================================
                                                                         Total Fund
                                             Investment       Other    Annual Expenses
                    Funds                  Management Fee   Expenses   (After Expense
                                                                       Reimbursements)
--------------------------------------------------------------------------------------
The Series Fund
 Conservative Balanced Portfolio (1)           _.__%          _.__%        _.__%
 Diversified Bond Portfolio (1)                _.__%          _.__%        _.__%
 Equity Income Portfolio (1)                   _.__%          _.__%        _.__%
 Equity Portfolio (1)                          _.__%          _.__%        _.__%
 Flexible Managed Portfolio (1)                _.__%          _.__%        _.__%
 Global Portfolio (1)                          _.__%          _.__%        _.__%
 Government Income Portfolio (1)               _.__%          _.__%        _.__%
 High Yield Bond Portfolio (1)                 _.__%          _.__%        _.__%
 Money Market Portfolio (1)                    _.__%          _.__%        _.__%
 Natural Resources Portfolio (1)               _.__%          _.__%        _.__%
 Prudential Jennison Portfolio (1)             _.__%          _.__%        _.__%
 Small Capitalization Stock Portfolio (1)      _.__%          _.__%        _.__%
 Stock Index Portfolio (1)                     _.__%          _.__%        _.__%
 Zero Coupon Bond 2000 Portfolio (1)           _.__%          _.__%        _.__%
 Zero Coupon Bond 2005 Portfolio (1)           _.__%          _.__%        _.__%
======================================================================================

(1) Series Fund. With respect to the Series Fund portfolios, except for the Global Portfolio, Prudential reimburses a portfolio when its ordinary operating expenses, excluding taxes, interest, and brokerage commissions exceed _.__% of the portfolio's average daily net assets. The amounts listed for the portfolios under Other Expenses are based on amounts incurred in the last fiscal year.

AIM Variable Insurance Funds, Inc.

The portfolios of the AIM Variable Insurance Funds, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:

AIM V.I. Capital Appreciation Fund: The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

AIM V.I. Diversified Income Fund: The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its investment objective by investing primarily in: (1) foreign government securities, (2) foreign and domestic corporate debt securities, (3) U.S. Government securities, including U.S. Government Agency Mortgage- Backed Securities and (4) lower-rated or unrated high yield debt securities (commonly known as "junk bonds") of U.S. and foreign companies.

AIM V.I. Global Utilities Fund: The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign).

AIM V.I. Government Securities Fund: The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. Growth Fund: The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental.

AIM V.I. Growth and Income Fund: The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Although the amount of the Fund's current income will vary from time to time, it is anticipated that the current income realized by the Fund will generally be greater than that realized by mutual funds whose sole objective is growth of capital.

AIM V.I. International Equity Fund: The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

AIM V.I. Value Fund: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio.

A I M Advisors, Inc. ("AIM") serves as the investment advisor to each Fund. AIM's principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The principal underwriter of the funds is A I M Distributors, Inc., a subsidiary of AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

==============================================================================================================
                    Funds                        Management Fee            Other                 Total Fund
                                                                          Expenses             Annual Expenses
--------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
 AIM V.I. Capital Appreciation Fund (1)               _.__%                _.__%                    _.__%
 AIM V.I. Diversified Income Fund (1)                 _.__%                _.__%                    _.__%
 AIM V.I. Global Utilities Fund (1)                   _.__%                _.__%                    _.__%
 AIM V.I. Government Securities Fund (1)              _.__%                _.__%                    _.__%
 AIM V.I. Growth Fund (1)                             _.__%                _.__%                    _.__%
 AIM V.I. Growth and Income Fund (1)                  _.__%                _.__%                    _.__%
 AIM V.I. International Equity Fund (1)               _.__%                _.__%                    _.__%
 AIM V.I. Value Fund (1)                              _.__%                _.__%                    _.__%
==============================================================================================================

(1) AIM may from time to time voluntarily waive or reduce its respective fees. The Funds listed above did not have any fee waivers for the year ended 12/31/97. None of the expense ratios have been restated. Effective May 1, 1998, the Funds reimburse AIM in an amount up to _.__% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide certain administrative services. The fee currently only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.

Alliance Capital

The portfolios of the Alliance Variable Products Series Fund, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Global Bond Portfolio: Seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies.

Global Dollar Government Portfolio: Seeks a high level of current income through investing substantially all of its assets in U.S. and non-U.S. fixed-income securities denominated only in U.S. dollars. As a secondary objective, the Portfolio seeks capital appreciation. Substantially all of the Portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominantly speculative as regards the issuer's capacity to pay interest and repay principal.

Growth Portfolio: Seeks long-term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio: Seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

International Portfolio: Seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.

Premier Growth Portfolio: Seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. This portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

Quasar Portfolio: Seeks growth of capital by pursuing aggressive investment policies. This portfolio invests in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Real Estate Investment Portfolio: Seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Technology Portfolio: Seeks growth of capital through investment in companies expected to benefit from advances in technology. This portfolio will invest principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

U.S. Government/High Grade Securities Portfolio: Seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S. Government Securities and other high grade debt securities.

Utility Income Portfolio: Seeks current income and capital appreciation by investing primarily in the equity and fixed-income securities of companies in the "utilities industry." The Portfolio's investment objective and policies are designed to take advantage of the characteristics and historical performance of securities of utilities companies. The utilities industry consists of companies engaged in the manufacture, production, generation, provision, transmission, sale and distribution of gas, electric energy, and communications equipment and services, and in the provision of other utility or utility-related goods and services.

Worldwide Privatization Portfolio: Seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the Portfolio's investment portfolio will include equity securities of companies that are believed by the Fund's Adviser to be beneficiaries of the privatization process.

Alliance Capital Management L.P. ("Alliance") is the investment adviser to each of the above- mentioned funds. Alliance's principal business address is 1345 Avenue of the Americas, New York, New York 10105. The principal underwriter of the funds is Alliance Fund Distributors,

Inc., a subsidiary of Alliance, located at 1345 Avenue of the Americas, New York, New York 10105.


=========================================================================================================================
                                                                                                             Total Fund
                          Funds                                 Investment             Other              Annual Expenses
                                                              Management Fee          Expenses             (After Expense
                                                                                                          Reimbursements)
-------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
 Global Bond Portfolio (1)                                        _.__%                _.__%                   _.__%
 Global Dollar Government Portfolio (1)                           _.__%                _.__%                   _.__%
 Growth Portfolio (1)                                             _.__%                _.__%                   _.__%
 Growth and Income Portfolio (1)                                  _.__%                _.__%                   _.__%
 International Portfolio (1)                                      _.__%                _.__%                   _.__%
 Premier Growth Portfolio (1)                                     _.__%                _.__%                   _.__%
 Quasar  Portfolio (1)                                            _.__%                _.__%                   _.__%
 Real Estate Investment Portfolio (1)(2)                          _.__%                _.__%                   _.__%
 Technology Portfolio (1)                                         _.__%                _.__%                   _.__%
 U.S. Government/High Grade Securities Portfolio (1)              _.__%                _.__%                   _.__%
 Utility Income Portfolio (1)                                     _.__%                _.__%                   _.__%
 Worldwide Privatization Portfolio (1)                            _.__%                _.__%                   _.__%
=================================================================================================================================

(1) Net of expense reimbursement. The expenses of the following Portfolios, before expense reimbursements, would be: Global Bond Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Global Dollar Government Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Growth
     Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Growth and Income Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; International Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Premier Growth
     Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Quasar Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Real Estate Investment Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Technology Portfolio: investment management fee _.__%, other expenses _.__& and total fund annual expenses _.__%; U.S. Government/High Grade Securities Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; Utility Income Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%; and Worldwide Privatization Portfolio: investment management fee _.__%, other expenses _.__% and total fund annual expenses _.__%.

(2)  Annualized.

American Century Variable Portfolios, Inc.

The portfolios of American Century Variable Portfolios, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:

VP Balanced Portfolio: The investment objective of the VP Balanced Portfolio is capital growth and current income. Management of the Portfolio intends to maintain approximately 60% of the Portfolio's assets in the equity securities described in the prospectus, and intends to maintain approximately 40% of the Portfolio's assets in fixed income securities.

VP Capital Appreciation Portfolio: Seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

VP International Portfolio: Seeks capital growth over time by investing in common stocks of foreign companies considered to have better-than-average prospects for appreciation.

VP Value Portfolio: Seeks long-term capital growth with income as a secondary objective. The fund seeks to achieve its objectives by investing primarily in equity securities of well-established companies that are believed by management to be undervalued at the time of purchase.

The investment adviser for each fund is American Century Investment Management, Inc. ("ACIM"). ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. Funds Distributor, Inc. distributes shares of American Century funds, and all sales of fund shares are subject to approval by Funds Distributor, Inc.

     =====================================================================
                         Funds                                Total Fund
                                                           Annual Expenses
     ---------------------------------------------------------------------
     American Century Variable Portfolios, Inc.
      VP Balanced Portfolio (1)                                 _.__%
      VP Capital Appreciation Portfolio (1)                     _.__%
      VP International Portfolio (1)                            _.__%
      VP Value Portfolio (1)                                    _.__%
     =====================================================================

(1)  Fees are all-inclusive.

The Berger Funds

The portfolios of the Berger Institutional Products Trust ("Berger IPT") in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Berger IPT - 100 Fund: The investment objective of the Berger IPT - 100 Fund is long term capital appreciation. The Berger IPT - 100 Fund seeks to achieve this objective by investing primarily in common stocks of established companies which are believed to offer favorable growth prospects. Current income is not an investment objective of the Berger IPT - 100 Fund, and any income produced will be a by-product of the effort to achieve the Fund's objective.

Berger IPT - Growth and Income Fund: The primary investment objective of the Berger IPT Growth and Income Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Berger IPT - Growth and Income Fund seeks to achieve these objectives by investing primarily in common stocks and other securities, such as convertible securities and preferred stocks, which the Fund's advisor believes offer favorable growth prospects and are expected to also provide current income.

Berger IPT - Small Company Growth Fund: The investment objective of the Berger IPT Small Company Growth Fund is capital appreciation. The Berger IPT - Small Company Growth Fund seeks to achieve this objective by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of the initial purchase.

Berger/BIAM IPT - International Fund: The investment objective of the Berger/BIAM IPT - International Fund is long-term capital appreciation. The Berger/BIAM IPT - International Fund seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The Fund intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Fund's total assets invested in the securities of companies located in at least five countries, not including the United States.

Berger Associates, Inc. ("Berger") is the investment adviser to the Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund and Berger IPT - Small Company Growth Fund. BBOI Worldwide LLC ("BBOI"), a joint venture of Berger and Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), is the adviser to the Berger\BIAM IPT - International Fund, and BIAM serves as the Fund's subadviser. Berger Distributors, Inc., a wholly-owned subsidiary of Berger, is the principal underwriter for all of the portfolios of Berger IPT. The principal business address of Berger, BBOI and Berger Distributors, Inc. is 210 University Boulevard, Denver, Colorado 80206.


======================================================================================================================
                                                                                                        Total Fund
                                                            Investment             Other              Annual Expenses
                        Funds                             Management Fee          Expenses            (After Expense
                                                                                                      Reimbursements)
----------------------------------------------------------------------------------------------------------------------
Berger Institutional Products Trust
 Berger IPT - 100 Fund (1)(2)                                 _.__%                _.__%                   _.__%
 Berger IPT - Growth & Income Fund (1)(2)                     _.__%                _.__%                   _.__%
 Berger IPT - Small Company Growth Fund (1)(2)                _.__%                _.__%                   _.__%
 Berger/BIAM IPT - International Fund (1)(2)                  _.__%                _.__%                   _.__%
======================================================================================================================

(1) Other Expenses primarily include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

(2) After fee waivers and expense reimbursements. The Funds' investment advisor has voluntarily agreed to waive its advisory fee and has voluntarily reimbursed the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund exceed _.__%, the normal operating expenses in any fiscal year of the Berger IPT Small Company Growth Fund exceed _.__%, and the normal operating expenses in any fiscal year of the Berger/BIAM IPT - International Fund exceed _.__% of the respective Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the investment management fee for the Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund, Berger IPT - Small Company Growth Fund and the Berger/BIAM IPT
     - International Fund would have been _.__%, _.__%, _.__% and _.__%, respectively, and the funds' total operating expenses would have been _.__%, _.__%, _.__% and _.__%, respectively.

Dreyfus Corporation Funds

The portfolios of the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and the Dreyfus Stock Index Fund in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Capital Appreciation Portfolio: Seeks to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This portfolio invests primarily in the common stocks of domestic and foreign issuers.

Disciplined Stock Portfolio: Seeks to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Index. This portfolio will use quantitative statistical modeling techniques to construct a portfolio in an attempt to achieve its investment objective, without assuming undue risk relative to the broad stock market.

Growth and Income Portfolio: Seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This portfolio invests primarily in equity securities of domestic and foreign issuers. The portfolio also may invest in debt securities and money market instruments of domestic and foreign issuers.

International Equity Portfolio: Seeks to maximize capital growth. This portfolio invests primarily in equity securities of foreign issuers located throughout the world.

International Value Portfolio: Seeks long-term capital growth. This portfolio invests primarily in a portfolio of publicly-traded equity securities of foreign issuers which would be characterized as "value" companies according to criteria established by The Dreyfus Corporation.

Special Value Portfolio: Seeks to maximize total return, consisting of capital appreciation and current income. This portfolio follows an asset allocation strategy by investing in equity securities, debt securities and money market instruments of domestic and foreign issuers.

Quality Bond Portfolio: Seeks to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This portfolio invests principally in the debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and U.S. major banking institutions.

Small Cap Portfolio: Seeks to maximize capital appreciation. This portfolio invests primarily in common stocks of domestic and foreign issuers. This portfolio will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services, or processes which should enhance prospects for growth in future earnings.

Small Company Stock Portfolio: Seeks to provide investment results that are greater than the total return performance in publicly-traded common stocks in the aggregate, as represented by the Russell 2500(TM) Index. This portfolio invests primarily in a portfolio of equity securities of small to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the Russell 2500(TM) Index.

Socially Responsible Growth Fund: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.
Current income is secondary to the primary goal.

Zero Coupon 2000 Portfolio: Seeks to provide as high an investment return as is consistent with the preservation of capital. This portfolio invests primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, receipts and certificates for such stripped debt obligations, and stripped coupons and zero coupon securities issued by domestic corporations, which will mature on or about December 31, 2000.

The Dreyfus Corporation ("Dreyfus") is the investment adviser to each of the above-mentioned portfolios and funds. Dreyfus' principal business address is 200 Park Avenue, New York, New York 10166. The principal underwriter of the portfolios and funds is Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109.

===============================================================================================================
                    Funds                            Investment             Other                  Total Fund
                                                   Management Fee          Expenses             Annual Expenses
---------------------------------------------------------------------------------------------------------------
Dreyfus Funds
 Capital Appreciation Portfolio                        _.__%                _.__%                    _.__%
 Disciplined Stock Portfolio                           _.__%                _.__%                    _.__%
 Growth and Income Portfolio                           _.__%                _.__%                    _.__%
 International Equity Portfolio                        _.__%                _.__%                    _.__%
 International Value Portfolio                         _.__%                _.__%                    _.__%
 Quality Bond Portfolio                                _.__%                _.__%                    _.__%
 Small Cap Portfolio                                   _.__%                _.__%                    _.__%
 Small Company Stock Portfolio                         _.__%                _.__%                    _.__%
 Socially Responsible Growth Portfolio                 _.__%                _.__%                    _.__%
 Special Value Portfolio                               _.__%                _.__%                    _.__%
 Zero Coupon 2000 Portfolio                            _.__%                _.__%                    _.__%
===============================================================================================================

Franklin Templeton

The Class 2 portfolios of the Templeton Variable Products Series Fund in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Templeton Asset Allocation Fund: The fund's investment goal is high total return. Under normal market conditions, the fund will invest in equity and debt securities of any nation, including emerging markets, and in money market instruments.

Templeton Bond Fund: The fund's investment goal is high current income. Capital appreciation is a secondary consideration. Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.

Templeton Developing Markets Fund: The fund's investment goal is long-term capital appreciation. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in emerging markets and are issued by companies that have their principal activities in emerging market countries.

Templeton International Fund: The fund's investment goal is long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including emerging markets.

Templeton Stock Fund: The fund's investment goal is long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including in the U.S. and emerging markets.

Templeton Investment Counsel, Inc. ("TICI") serves as the investment manager for the Asset Allocation Fund, Bond Fund, International Fund, and Stock Fund. TICI is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. The Investment Manager for the Developing Markets Fund is Templeton Asset Management Ltd., a Singapore corporation with offices at 7 Temasek Blvd., #38-03, Suntec Tower One, Singapore 038987. The principal underwriter of the Funds is Franklin Templeton Distributors, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205.


======================================================================================================================
                                               Investment             12b-1          Other               Total Fund
                 Funds                       Management Fee            Fees         Expenses           Annual Expenses
----------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series
Fund (Class 2 Shares)
 Asset Allocation Fund (1)                        _.__%               _.__%          _.__%                  _.__%
 Bond Fund (2)                                    _.__%               _.__%          _.__%                  _.__%
 Developing Markets Fund (2)                      _.__%               _.__%          _.__%                  _.__%
 International Fund (1)                           _.__%               _.__%          _.__%                  _.__%
 Stock Fund (1)                                   _.__%               _.__%          _.__%                  _.__%
======================================================================================================================

(1) Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997, except that Management Fees and Total Fund Operating Expenses have also been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses during 1997 were lower. See fund prospectus for details.

(2) Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "Rule 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.

INVESCO Funds

The portfolios of the INVESCO Variable Investment Funds, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Dynamics Portfolio: Seeks long-term appreciation of capital through aggressive investment policies. The Dynamics Portfolio invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter.

Growth Portfolio: Seeks long-term capital growth. The Portfolio also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. In pursuing its objectives, the Portfolio invests primarily in common stocks, but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock.

Health Sciences Portfolio: Seeks long-term capital appreciation by normally investing at least 80% of its total assets in equity securities of companies that develop, produce, or distribute products or services related to health care.

High Yield Portfolio: Seeks a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. The Portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Portfolio's primary objective.

Industrial Income Portfolio: Seeks the best possible current income. Capital growth potential is an additional consideration in the selection of portfolio securities. The Portfolio normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Portfolio's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. The Portfolio also has the flexibility to invest in other types of securities.

Small Company Growth Portfolio: Seeks long-term capital growth. The Small Company Growth Portfolio invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter."

Technology Portfolio: Seeks long-term capital appreciation. The Technology Portfolio normally invests at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.

Total Return Portfolio: Seeks a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Utilities Portfolio: Seeks capital appreciation and income. The assets of the Utilities Portfolio are invested primarily in equity securities of companies principally engaged in business as public utilities.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment adviser and principal underwriter of each of the above-mentioned funds. INVESCO's principal business address is 7800 E. Union Avenue, Denver, Colorado 80237.

==================================================================================================================
                                                                                                  Total Fund
                                                    Investment              Other           Annual Expenses (After
                    Funds                         Management Fee          Expenses                  Expense
                                                                                                Reimbursements)
------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
 Dynamics Portfolio (1)(2)                             _.__%                _.__%                    _.__%
 Growth Portfolio (1)(2)                               _.__%                _.__%                    _.__%
 Health Sciences Portfolio (1)(2)                      _.__%                _.__%                    _.__%
 High Yield Portfolio (1)(2)                           _.__%                _.__%                    _.__%
 Industrial Income Portfolio (1)(2)                    _.__%                _.__%                    _.__%
 Small Company Growth Portfolio (1)(2)                 _.__%                _.__%                    _.__%
 Technology Portfolio (1)(2)                           _.__%                _.__%                    _.__%
 Total Return Portfolio (1)(2)                         _.__%                _.__%                    _.__%
 Utilities Portfolio (1)(2)                            _.__%                _.__%                    _.__%
============================================= ======================= ===========================================

(1) Various expenses of the Portfolios were voluntarily absorbed by INVESCO Funds Group, Inc. for the year ended December 31, 1997. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets for Dynamics, Growth, Health Sciences, High Yield, Industrial Income, Small Company Growth, Technology, Total Return and Utilities Portfolios would have been __.__%, __.__%, __.__%, _.__%, _.__%, __.__%,
     __.__%, _.__% and _.__%, respectively.


(2) It should be noted that the Portfolios' actual total fund annual expenses were lower than the figures shown because the Portfolios' custodian and pricing expenses were reduced under an expense offset arrangement. However, as a result of an SEC requirement, the figures shown above do not reflect these reductions.

Investors Fund -- Kemper Series

The portfolios of Investors Fund Series in which the Separate Account may currently invest (the "Kemper Series") and their investment objectives and fees are as follows:

Blue Chip Portfolio: Seeks growth of capital and of income by investing primarily in common stocks of well capitalized, established companies having potential for growth of capital, earnings and dividends.

Contrarian Value Portfolio: Seeks to achieve a high rate of total return from a portfolio primarily of value stocks of larger companies.

Global Income Portfolio: Seeks high current income consistent with prudent total return asset management by investing primarily in a portfolio of investment grade foreign and domestic fixed income securities.

Government Securities Portfolio: Seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

Growth Portfolio: Seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

High Yield Portfolio: Seeks to provide a high level of current income by investing in fixed- income securities.

Horizon 5 Portfolio: Designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.

Horizon 10+ Portfolio: Designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.

Horizon 20+ Portfolio: Designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.

International Portfolio: Seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

Investment Grade Bond Portfolio: Seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.

Small Cap Growth Portfolio: Seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.

Small Cap Value Portfolio: Seeks long-term capital appreciation from a portfolio primarily of value stocks of smaller companies.

Total Return Portfolio: Seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.

Value+Growth Portfolio: Seeks growth of capital through professional management of a portfolio of growth and value stocks.

The asset manager of the portfolios is Scudder Kemper Investments, Inc. ("Scudder Kemper"). Scudder Kemper's principal business address is Two International Place, Boston, Massachusetts 02110-4103.

========================================================================================================
                                              Investment             Other                  Total Fund
                    Funds                   Management Fee          Expenses             Annual Expenses
--------------------------------------------------------------------------------------------------------
Investors Fund Series
 Blue Chip Portfolio                            _.__%                _.__%                    _.__%
 Contrarian Value Portfolio                     _.__%                _.__%                    _.__%
 Global Income Portfolio                        _.__%                _.__%                    _.__%
 Government Securities Portfolio                _.__%                _.__%                    _.__%
 Growth Portfolio                               _.__%                _.__%                    _.__%
 High Yield Portfolio                           _.__%                _.__%                    _.__%
 Horizon 5 Portfolio                            _.__%                _.__%                    _.__%
 Horizon 10+ Portfolio                          _.__%                _.__%                    _.__%
 Horizon 20+Portfolio                           _.__%                _.__%                    _.__%
 International Portfolio                        _.__%                _.__%                    _.__%
 Investment Grade Bond Portfolio                _.__%                _.__%                    _.__%
 Small Cap Growth Portfolio                     _.__%                _.__%                    _.__%
 Small Cap Value Portfolio                      _.__%                _.__%                    _.__%
 Total Return Portfolio                         _.__%                _.__%                    _.__%
 Value+Growth Portfolio                         _.__%                _.__%                    _.__%
========================================================================================================

Janus Aspen Series

The portfolios of the Janus Aspen Series in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Aggressive Growth Portfolio: The investment objective of this Portfolio is long-term growth of capital. It is a nondiversified portfolio that pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies.

Balanced Portfolio: The investment objective of this Portfolio is long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Flexible Income Portfolio: The investment objective of this Portfolio is to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation, although income will normally be the dominant component of total return. The Portfolio invests in many types of income-producing securities and may have substantial holdings in debt securities rated below investment grade.

Growth Portfolio: The investment objective of this Portfolio is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing in common stocks of issuers of any size. This Portfolio generally invests in larger, more established issuers.

High-Yield Portfolio: The primary investment objective of this Portfolio is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

International Growth Portfolio: The investment objective of this Portfolio is long-term growth of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of issuers located outside the United States.

Worldwide Growth Portfolio: The investment objective of this Portfolio is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers.

Janus Capital Corporation ("Janus Capital") serves as the investment adviser and principal underwriter to each of the above-mentioned portfolios. Janus Capital's principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.


===========================================================================================================
                                                                                         Total Operating
                                                                     Other              Expenses (After Fee
                 Funds                      Management Fee          Expenses               Waivers and
                                                                                           Reductions)
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
 Aggressive Growth Portfolio (1)                _.__%                _.__%                    _.__%
 Balanced Portfolio (1)                         _.__%                _.__%                    _.__%
 Flexible Income Portfolio (1)                  _.__%                _.__%                    _.__%
 Growth Portfolio (1)                           _.__%                _.__%                    _.__%
 High-Yield Portfolio (1)                       _.__%                _.__%                    _.__%
 International Growth Portfolio (1)             _.__%                _.__%                    _.__%
 Worldwide Growth Portfolio (1)                 _.__%                _.__%                    _.__%
===========================================================================================================

(1) Management fees for Aggressive Growth, Balanced, Growth, International Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fee for each of these Portfolios reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, International Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been _.__%, _.__% and _.__% for Aggressive Growth Portfolio; _.__%, _.__% and _.__% for Balanced Portfolio; _.__%, _.__% and _.__% for Growth Portfolio; _.__%, _.__% and _.__% for High-Yield Portfolio; _.__%, _.__% and _.__% for

     International Growth Portfolio; and _.__%, _.__% and _.__% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

J.P. Morgan Series Trust II

The portfolios of the J.P. Morgan Series Trust II in which the Separate Account may currently invest and their investment objectives and fees are as follows:

J.P. Morgan Bond Portfolio: Seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

J.P. Morgan Equity Portfolio: Seeks to provide a high total return from a portfolio comprised of selected equity securities. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests primarily in the common stock of U.S. corporations with market capitalizations above $1.5 billion.

J.P. Morgan International Opportunities Portfolio: Seeks to provide a high total return from a portfolio of equity securities of foreign corporations. Total return will consist of realized and unrealized capital gains and losses plus income less expenses.

J.P. Morgan Small Company Portfolio: Seeks to provide a high total return from a portfolio of equity securities of small companies. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations less than $1 billion.

J.P. Morgan Investment Management Inc. ("Morgan" or the "Adviser") serves as the investment adviser to each of the above-mentioned portfolios. Morgan's principal business address is 522 Fifth Avenue, New York, New York 10036. The Trust's distributor is Funds Distributor, Inc. located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

===========================================================================================================
                                                                                               Total Fund
                                                   Investment            Other              Annual Expenses
                    Funds                          Management          Expenses              (After Expense
                                                      Fee                                   Reimbursements)
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
 J.P. Morgan Bond Portfolio (1)                      _.__%               _.__%                   _.__%
 J.P. Morgan Equity Portfolio (1)                    _.__%               _.__%                   _.__%
 J.P. Morgan International                           _.__%               _.__%                   _.__%
      Opportunities Portfolio (1)
 J.P. Morgan Small Company Portfolio (1)             _.__%               _.__%                   _.__%

===========================================================================================================

(1) The information in the foregoing table has been restated to reflect an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of Morgan, to reimburse the Trust to the extent certain expenses exceed in any fiscal year _.__%, _.__%, _.__% and _.__% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan International Opportunities Portfolio and J.P. Morgan Small Company Portfolio, respectively. Without such reimbursements, total fund annual expenses would have been _.__% for the J.P. Morgan Bond Portfolio, _.__% for the J.P. Morgan Equity Portfolio, _.__% for the J.P. Morgan International Opportunities Portfolio and _.__% for the J.P. Morgan Small Company Portfolio.

Lazard Retirement Series, Inc.

The portfolios of the Lazard Retirement Series, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Lazard Retirement Emerging Markets Portfolio: Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. companies whose principal activities are in emerging market countries that the Investment Manager believes are undervalued based on their return on total capital or equity.

Lazard Retirement Equity Portfolio: Seeks long-term capital appreciation by investing primarily in equity securities of relatively large U.S. companies that the Investment Manager believes are undervalued based on their return on total capital or equity.

Lazard Retirement International Equity Portfolio: Seeks long-term capital appreciation by investing primarily in equity securities of relatively large non-U.S. companies that the Investment Manager believes are undervalued based on their return on total capital or equity.

Lazard Retirement Small Cap Portfolio: Seeks long-term capital appreciation by investing in equity securities of small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their return on total capital or equity.

Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard Freres") and a New York limited liability company, serves as the investment manager and principal underwriter to each of the above-mentioned portfolios. Lazard Freres' principal business address is 30 Rockefeller Plaza, New York, New York 10112.


=======================================================================================================================
                                                 Investment           12b-1         Other                 Total Fund
                  Funds                        Management Fee          Fees        Expenses             Annual Expenses
-----------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.
 Emerging Markets Portfolio (1)                     _.__%             _.__%         _._-%                    _.__%
 Equity Portfolio (1)                               _.__%             _.__%         _.__%                    _.__%
 International Equity Portfolio (1)                 _.__%             _.__%         _.__%                    _.__%
 Small Cap Portfolio (1)                            _.__%             _.__%         _.__%                    _.__%
=======================================================================================================================

(1) The other expenses noted above are based on estimated amounts for the current fiscal year.

MFS Variable Insurance Trust

The portfolios of the MFS Variable Insurance Trust in which the Separate Account may currently invest and their investment objectives and fees are as follows:

MFS Bond Series: Seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect shareholders' capital.

MFS Emerging Growth Series:  Seeks to provide long-term growth of capital.

MFS Growth with Income Series: Seeks to provide reasonable current income and long-term growth of capital and income.

MFS High Income Series: Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS Research Series: Seeks to provide long-term growth of capital and future income.

MFS Total Return Series: Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS Utilities Series: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

MFS Capital Opportunities Series:  Seeks capital appreciation.

MFS Global Government Series:  Seeks income and capital appreciation.

The investment adviser for each series is Massachusetts Financial Services Company ("MFS"). MFS' principal business address is 500 Boylston Street, Boston, Massachusetts 02116. The principal underwriter of the series is MFS Fund Distributors, Inc. located at 500 Boylston Street, Boston, Massachusetts 02116.


========================================================================================================================
                                                     Investment                                         Total Fund
                                                   Management and              Other              Annual Expenses (After
                   Funds                                Fund                 Expenses                    Expense
                                                 Administration Fee                                  Reimbursements)
------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
 MFS Bond Series (1)(2)                                _.__%                   _.__%                      _.__%
 MFS Emerging Growth Series (2)                        _.__%                   _.__%                      _.__%
 MFS Growth with Income Series (1)(2)                  _.__%                   _.__%                      _.__%
 MFS High Income Series (1)(2)                         _.__%                   _.__%                      _.__%
 MFS Research Series (2)                               _.__%                   _.__%                      _.__%
 MFS Total Return Series (1)(2)                        _.__%                   _.__%                      _.__%
 MFS Utilities Series (1)(2)                           _.__%                   _.__%                      _.__%
 MFS Capital Opportunities  Series (1)(2)              _.__%                   _.__%                      _.__%
 MFS Global Government Series (1)(2)                   _.__%                   _.__%                      _.__%
========================================================================================================================

(1) MFS has agreed to bear expenses for the Series, subject to reimbursement by the Series, such that each Series' "Other Expenses" shall not exceed the following percentages of the average daily net assets of the Series during the current fiscal year: _.__% for the Bond Series and _._-% for each remaining Series. Otherwise, "Other Expenses" for the Bond Series, Growth with Income Series, High Income Series, Total Return Series, Utilities Series, Value Series and World Government Series would be _.__%, _.__%, _.__%, _.__%, _.__%, _.__%, and _.__%, respectively, and total fund annual expenses would be _.__%, _.__%, _.__%, _.__%, _.__%, _.__%, and _.__%,
     respectively, for these Series.

(2) Each Series has an expense offset arrangement which reduces the Series' custodian fees based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."

Neuberger Berman Management Inc. ("NBMI")

The portfolios of the Neuberger Berman Advisers Management Trust ("AMT") in which the Separate Account may currently invest and their investment objectives and fees are as follows:

AMT Balanced Portfolio: Seeks long-term capital growth and reasonable current ncome without undue risk to principal.

AMT Growth Portfolio: Seeks capital appreciation without regard to income, and can invest in securities of small-, medium-, and large-capitalization companies. The portfolio has a current intention to focus primarily on the stocks of medium-cap companies believed to have the maximum potential for long-term capital appreciation.

AMT Limited Maturity Bond Portfolio: Seeks the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. Investments are made in a diversified portfolio primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others.

AMT Partners Portfolio: Invests principally in common stocks of medium- to large-capitalization established companies, using the value-oriented investment approach. Capital growth is sought through an investment approach that is designed to increase capital with reasonable risk. NB Management looks for securities believed to be undervalued based on strong fundamentals such as a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.

Neuberger Berman Management Inc. ("NBMI") serves as the investment manager of the portfolios and is also the principal underwriter of the portfolios. NBMI's principal business address is 605 Third Avenue, New York, New York 10158-0180.


======================================================================================================================
                                                          Investment
                                                          Management/             Other                  Total Fund
                       Funds                            Administrative          Expenses              Annual Expenses
                                                            Fees
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
("AMT") (1)
 AMT Balanced Portfolio (2)                                  _.__%                _.__%                    _.__%
 AMT Growth Portfolio (2)                                    _.__%                _.__%                    _.__%
 AMT Limited Maturity Bond Portfolio (2)                     _.__%                _.__%                    _.__%
 AMT Partners Portfolio (2)                                  _.__%                _.__%                    _.__%
======================================================================================================================

(1) Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies, and shares of the AMT Balanced Portfolio are also available as an underlying investment fund for certain qualified retirement plans.

(2) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust ("Managers Trust"), an open-ended management investment company. The figures reported under "Investment Management/Administrative Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

The Royce Portfolios

The portfolios of Royce Capital Fund (Series Trust) in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Royce Micro-Cap Portfolio: Seeks long-term capital appreciation, primarily through investments in common stocks and convertible securities of small and micro-cap companies. Production of income is incidental to this objective.

Royce Premier Portfolio: Investment objectives are primarily long-term growth and secondarily current income. It seeks to achieve these objectives through investments in a limited portfolio of common stocks and convertible securities of companies viewed by Royce as having superior financial characteristics and/or unusually attractive business prospects.

Royce Total Return Portfolio: Seeks to have an equal focus on both long term growth of capital and current income by investing in a broadly diversified portfolio of dividend paying common stocks of companies selected on a value basis.

Royce & Associates, Inc. ("Royce") serves as the investment manager of the portfolios. Royce's principal business address is 1414 Avenue of the Americas, New York, New York 10019. The principal underwriter of the portfolios is Royce Fund Services, Inc., 1414 Avenue of the Americas, New York, New York 10019.


============================================================================================================
                                                                                            Total Fund
                                              Investment             Other            Annual Expenses (After
                 Funds                      Management Fee          Expenses                 Expense
                                                                                         Reimbursements)
------------------------------------------------------------------------------------------------------------
The Royce Portfolios
 Royce Micro-Cap Portfolio (1)                  _.__%                _.__%                    _.__%
 Royce Premier Portfolio (1)                    _.__%                _.__%                    _.__%
 Royce Total Return Portfolio (1)               _.__%                _.__%                    _.__%
============================================================================================================

(1) Investment management fees would be _.__%, _.__% and _.__% and total fund annual expenses would be _.__%, _.__% and _.__% for the Micro-Cap Portfolio, the Premier Portfolio, and the Total Return Portfolio, respectively, without the waivers of investment management fees by Royce. Royce has voluntarily committed to waive its fees and reimburse fund expenses through December 31, 1998 to the extent necessary to maintain total fund annual expenses of each Fund at or below _.__%.

Scudder Variable Life Investment Fund

The portfolios of the Scudder Variable Life Investment Fund in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Balanced Portfolio: Seeks a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

Bond Portfolio: Seeks high income from a high quality portfolio of bonds.

Capital Growth Portfolio: Seeks to maximize long-term capital growth from a portfolio consisting primarily of equity securities.

Global Discovery Portfolio: Seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located around the world.

Growth & Income Portfolio: Seeks long-term growth of capital, current income and growth of income from a portfolio consisting of primarily common stocks and securities convertible into common stocks.

International Portfolio: Seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

The investment adviser for each portfolio is Scudder Kemper Investments, Inc. ("Scudder Kemper"). Scudder Kemper's principal business address is Two International Place, Boston, Massachusetts 02110-4103. The principal underwriter of the portfolios is Scudder Investor Services, Inc., a Scudder Kemper subsidiary, located at Two International Place, Boston, Massachusetts 02110-4103.


=========================================================================================================================
                                                                         12b-1           Other               Total Fund
                  Funds                          Management Fee           Fee           Expenses          Annual Expenses
-------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund-
(Class B Shares)
 Balanced Portfolio                                  _.__%               _.__%           _.__%                 _.__%
 Bond Portfolio                                      _.__%               _.__%           _.__%                 _.__%
 Capital Growth Portfolio                            _.__%               _.__%           _.__%                 _.__%
 Global Discovery Portfolio (1)                      _.__%               _.__%           _.__%                 _.__%
 Growth & Income Portfolio                           _.__%               _.__%           _.__%                 _.__%
 International Portfolio                             _.__%               _.__%           _.__%                 _.__%
=========================================================================================================================

(1) The Adviser agreed to waive all or a portion of its management fee to limit the expenses of the Global Discovery Portfolio to _.__% of average daily net assets. Had the fee been imposed, the management fee would have been _.__% and the total operating expenses would have been _.__%.

The Strong Funds

The Strong Funds in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Strong Discovery Fund II: Seeks capital growth by investing primarily in equity securities that are believed to represent attractive growth opportunities. The Fund also has the flexibility to invest in debt obligations and short-term fixed income securities. The fund's investment advisor seeks companies, regardless of size or maturity, that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles.

Strong Growth Fund II: Seeks capital growth by investing primarily in equity securities that are believed to have above-average growth prospects. The fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued.

Strong International Stock Fund II: Seeks capital growth by investing primarily in equity securities of issuers located outside the United States. The fund will normally invest in securities of issuers in at least three different countries.

Strong Opportunity Fund II: Seeks capital growth by investing in equity securities emphasizing investments in medium-sized companies that the investment advisor believes are under-researched and attractively valued. The fund's investment advisor looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices.

The Strong Funds are not available to California residents.

The investment adviser for each fund is Strong Capital Management, Inc. ("Strong"). Strong's principal business address is P.O. Box 2936, Milwaukee, Wisconsin 53201. The principal underwriter of the funds is Strong Funds Distributors, Inc., located at P.O. Box 2936, Milwaukee, Wisconsin 53201.


============================================================================================================
                                                 Investment              Other                 Total Fund
                  Funds                        Management Fee          Expenses              Annual Expenses
------------------------------------------------------------------------------------------------------------
The Strong Funds
 Strong Discovery Fund II (1)
 Strong Growth Fund II (1)(2)
 Strong International Stock Fund II (1)
 Strong Opportunity Fund II (1)
============================================================================================================

(1) Calculated on an annualized basis as of December 31, 1997 through the fiscal year end.

(2) The Fund's advisor is currently absorbing expenses of _.__%. Without the absorptions, total fund annual expenses would have been _.__%.

T. Rowe Price Variable Funds

The portfolios of the T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and the T. Rowe Price Fixed Income Series, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Equity Income Portfolio: Seeks to provide substantial dividend income as well as long-term growth of capital by investing primarily in the common stocks of established companies paying above-average dividends, with favorable prospects for both increasing dividends and capital appreciation.

International Stock Portfolio: Seeks to provide long-term growth of capital through investments primarily in the common stocks of established companies based outside the United States.

Limited-Term Bond Portfolio: Seeks a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term investment-grade, corporate bonds.

Mid-Cap Growth Portfolio: Seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of common stocks of medium-sized (mid-cap) companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-cap companies are defined as those with a market capitalization within the range of companies in the S&P 400 Mid-Cap Index.

New America Growth Portfolio: Seeks to provide long-term growth of capital by investing primarily in common stocks of U.S. growth companies operating in service industries. The portfolio invests in stocks that range from large to small service companies expected by the fund's investment adviser to show superior earnings growth and that are above-average performers in their fields.

Personal Strategy Balanced Portfolio: Seeks the highest total return over time, with an emphasis on both capital growth and income by investing in a diversified portfolio typically consisting of 60% stocks, 30% bonds, and 10% money market securities.

The investment manager for each portfolio, except the International Stock Portfolio, is T. Rowe Price Associates, Inc. ("T. Rowe Price"). T. Rowe Price's principal business address is 100 East Pratt Street, Baltimore, Maryland 21202. Rowe Price-Fleming International Inc. ("Price- Fleming"), an affiliate of T. Rowe Price, serves as investment adviser to the International Stock Portfolio and its U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price also serves as the principal underwriter of the portfolios.

==============================================================================================================
                   Funds                           Investment              Other                  Total Fund
                                                 Management Fee          Expenses              Annual Expenses
--------------------------------------------------------------------------------------------------------------
T. Rowe Price Variable Funds
 Equity Income Portfolio (1)                          _.__%                _.__%                    _.__%
 International Stock Portfolio (1)                    _.__%                _.__%                    _.__%
 Limited-Term Bond Portfolio (1)                      _.__%                _.__%                    _.__%
 Mid-Cap Growth Portfolio (1)                         _.__%                _.__%                    _.__%
 New America Growth Portfolio (1)                     _.__%                _.__%                    _.__%
 Personal Strategy Balanced Portfolio (1)             _.__%                _.__%                    _.__%
==============================================================================================================

(1) The investment management fee includes the ordinary expenses of operating the Funds.

Warburg Pincus Portfolios

The portfolios of Warburg Pincus Trust I and Warburg Pincus Trust II in which the Separate Account may currently invest and their investment objectives and fees are as follows:

Emerging Markets Portfolio: Seeks long-term growth of capital by investing primarily in equity securities of non-U.S. issuers consisting of companies in emerging securities markets.

Fixed Income Portfolio: Seeks total return consistent with prudent investment management.

Global Fixed Income Portfolio: Seeks total return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

International Equity Portfolio: Seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of non-U.S. issuers.

Post-Venture Capital Portfolio: Seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy.

Small Company Growth Portfolio: Seeks capital growth by investing in equity securities of small-sized domestic companies.

The investment adviser for each portfolio is Warburg Pincus Asset Management, Inc. ("Warburg"). Warburg's principal business address is 466 Lexington Avenue, New York, New York 10017-3147. The principal underwriter of the portfolios is Counsellors Securities, Inc., a Warburg subsidiary, located at 466 Lexington Avenue, New York, New York 10017-3147.

===============================================================================================================
                                                                                               Total Fund
                                                Investment              Other            Annual Expenses (After
               Portfolios                     Management Fee          Expenses                  Expense
                                                                                            Reimbursements)
---------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust I
 Emerging Markets Portfolio (1)                    _.__%                _.__%                    _.__%
 International Equity Portfolio (2)                _.__%                _.__%                    _.__%
 Post-Venture Capital Portfolio (2)                _.__%                _.__%                    _.__%
 Small Company Growth Portfolio (2)                _.__%                _.__%                    _.__%
Warburg Pincus Trust II
 Fixed Income Portfolio (3)                        _.__%                _.__%                    _.__%
 Global Fixed Income Portfolio (3)                 _.__%                _.__%                    _.__%
===============================================================================================================

(1) Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, the investment management fee for the Emerging Markets Portfolio would equal _.__%; other expenses would equal _.__%; and total fund annual expenses would equal _.__%. Other expenses for the Portfolio are based on annualized estimates of expenses for the fiscal year ending December 31, 1997, net of any fee waivers or expense reimbursements. The investment adviser and co-administrator have undertaken to limit the Portfolio's total fund annual expenses to the limits shown in the table above through December 31, 1999.

(2) Investment management fees, other expenses and total fund annual expenses are based on actual expenses for the fiscal year ended December 31, 1997, net of any fee waivers or expense reimbursements. Without such waivers or reimbursements, investment management fees would have equalled _.__%, _.__% and _.__%; other expenses would have equalled _.__%, _.__% and _.__%; and total fund annual expenses would have equalled _.__%, _.__% and _.__% for the International Equity, Post-Venture Capital and Small Company Growth Portfolios, respectively. The investment adviser and co-administrator have undertaken to limit total fund annual expenses to the limits shown in the table above through December 31, 1999.

(3) Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, investment management fees would equal _.__% and _.__%, other expenses would equal __.__% and _.__% and total portfolio annual expenses would equal __.__% and _.__% for the Fixed Income and Global Fixed Income Portfolios, respectively. Other expenses are based upon annualized estimates of expenses for the fiscal year ending December 31, 1997, net of any fee waivers or expense reimbursements. The investment adviser and co-administrator have undertaken to limit each portfolio's total annual expenses to the limits shown in the table above through December 31, 1999.

Certain of the Funds have investment objectives and policies closely resembling those of mutual funds within the same complex that are sold directly to individual investors.

Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of its retail fund counterpart.

You will receive a prospectus for each available Fund. That prospectus will describe the Fund, its investment objective and strategies, its risks, and its management fees and other expenses. You should read the Fund prospectuses together with this prospectus. As with all mutual funds, a Fund may not meet its investment objective. Subject to applicable law, Prudential may stop offering one or more funds or may substitute a different mutual fund for any Fund.

Each Fund has provided Prudential with information about its management fees and other expenses. Except for the Series Fund, Prudential has not verified that information independently.

Illustrations of Death Benefits and Cash Surrender Values

On the following pages, we show you two examples of how the Death Benefit and the Cash Surrender Value of your Certificate can change as a result of the performance of the investment options you select. The examples are not our prediction of how value will grow. They are hypothetical examples and are just intended to show you how a Certificate works.

We call these examples "illustrations." The illustrations are based on several assumptions about the age of the Participant, the amount of insurance, and the rules of the Group Contract that the Participant is covered under.

Assumptions we used for both illustrations

Here's what we assumed about the Certificate in both illustrations:

o The Participant was 40 years old when he or she bought the Group Variable Universal Life Insurance Certificate.

o    The Face Amount of insurance under the Certificate is $100,000.

o The Participant paid a premium of $1,200 when the Certificate was first issued. He or she pays the same premium amount each year on the Certificate Anniversary.

Illustration #1

In Illustration #1, here's what we assumed about the charges that Prudential will deduct from the Certificate:

o The charge deducted from each premium payment for taxes on premium payments is 2.6%.

o    The charge each month for administrative expenses is $3.

o Prudential deducts its current level of charges for sales, mortality and expense risk, administrative expenses, and processing. We assumed the current level of charges will stay in effect for the entire time the Certificate is in effect.

o The Participant has current standardized cost of insurance charges from the following table, which is excerpted from Table I under Section 79 of the Internal Revenue Code:

                              Monthly Current Cost
                               of Insurance Rates

                    -------------------------------------
                           Age          Rate Per Thousand
                                           Dollars of
                                            Insurance
                    -------------------------------------
                         40 to 44             $0.17
                    -------------------------------------
                         45 to 49             $0.29
                    -------------------------------------
                         50 to 54             $0.48
                    -------------------------------------
                         55 to 59             $0.75
                    -------------------------------------
                         60 to 64             $1.17
                    -------------------------------------
                         65 to 69             $2.10
                    -------------------------------------
                         70 to 79             $3.76
                    -------------------------------------


Illustration #2

In Illustration #2, we changed our assumptions about the charges Prudential will deduct from the Certificate -- instead of current charges, we assumed that maximum charges would be made.

Here's what we assumed:

o The charge deducted from each premium payment for taxes on premium payments is 2.6%. (Since Prudential would increase this charge only if a state increases its tax charge to us, we left this charge at the current level.)

o    The charge each month for administrative expenses is $6.

o Prudential deducts the maximum level of charges for sales, mortality and expense risk, administrative expenses, and processing. We assumed the maximum level of charges will stay in effect for the entire time the Certificate is in effect.

o The Participant has cost of insurance charges equal to the maximum rates. (The maximum rates that Prudential can charge are 150% of the 1980 Commissioner's Standard Ordinary Mortality Table [Male], Age Last Birthday (the "1980 CSO")).

Assumptions about how the Certificate Fund was invested

We assumed that the Certificate Fund was invested in equal amounts in each of the 136 Funds available under Group Variable Universal Life Insurance. (We used all 136 only for the purpose of this illustration. As we told you earlier in this prospectus, Prudential will permit each Group Contractholder to make no more than 20 Funds available to its Participants.)

Each illustration shows four different assumptions about the investment performance -- or "investment return" -- of the Funds. The four different assumptions are:

o    gross annual rate of return is 0%

o    gross annual rate of return is 4%

o    gross annual rate of return is 8%

o    gross annual rate of return is 10%

These are only assumptions to show how the Death Benefit and Cash Surrender Value change depending on the investment return. Actual investment return will depend on the investment options you select and will vary from year to year.

Walking Through The Illustrations

Here's what to look for in the illustrations:

o    The first column shows the Certificate Year.

o The second column gives you some context for comparing the investment return under the Certificate to the return you might expect from a savings account. It shows the amount you would accumulate if you invested the same premiums in a savings account paying a 4% effective annual rate. (Of course, a savings account does not offer life insurance protection like the Certificate does.)

o The next four columns show what the Death Benefit would be for each of the four investment return assumptions (0%, 4%, 8% and 10%).

o The last four columns show what the Cash Surrender Value would be for each of the four investment return assumptions (0%, 4%, 8%, and 10%).

You should note that:

o    Both "gross" and "net" investment returns are shown.

o "Gross" investment return reflects the combined effect of both income on the investment and capital gains. It is the amount of return before Prudential takes out any of its charges and before any Fund investment management fees and other expenses are taken out.

o "Net" investment return is the amount of the investment return after Prudential takes out its charges and after Fund investment management fees and other expenses are taken out. Since Illustration #1 and Illustration #2 use different assumptions about charges, the "net" investment returns for each illustration are different.

     o Fund investment management fees and other expenses were assumed to equal X.XX%, which was the average Fund expense in 1998.

     o For Illustration #1, Prudential's mortality and expense risk charges are 0.45% per year. (In Illustration #1, we assumed that Prudential's current charges are in effect.) So, gross returns of 0%, 4%, 8% and 10% become net returns of X.XX%, X.XX%, X.XX%, and X.XX%.

     o For Illustration #2, Prudential's mortality and expense risk charges are 0.90% per year. (In Illustration #2, we assumed that Prudential's maximum charges are in effect.) So, gross returns of 0%, 4%, 8% and 10% become net returns of X.XX%, X.XX%, X.XX%, and X.XX%.

o The Death Benefits and Cash Surrender Values are shown with all of Prudential's charges and Fund investment management fees and other expenses taken out.

o    We assumed no loans or partial withdrawals were taken.

o Neither illustration reflects Dividends or Experience Credits. (Prudential may pay Dividends or Experience Credits to Group Contractholders. See the Dividends or Experience Credits section on page XX.)

If you ask, Prudential will give you a similar illustration for a Certificate that shows your age, risk class, proposed Face Amount of insurance, and proposed premium payments. We refer to this as a "personalized illustration."

Illustrations

[To be added by post-effective amendment.]

     We show these rates of investment return only to help you understand how the Certificate works. You should not assume that the investment rates of return are actual rates of return. You should also not assume that these rates are examples of past or future investment performance. Neither Prudential nor the Funds can tell you whether these rates of investment return can actually be achieved.

     The actual rates of investment return for your Certificate will depend on how the investment options that you choose perform. You may earn more or less than what is shown in the illustration.

     The Death Benefits and Cash Surrender Values would be different from those shown if the actual rate of return for a Certificate Year varied above or below the average, hypothetical rates of 0%, 4%, 8%, and 10%.

PROSPECTUS
May 1, 1999

The Prudential Insurance Company of America
The Prudential Variable Contract Account GI - 2

Group Variable Universal Life Insurance

This document is a prospectus. It tells you about a Group Variable Universal Life Insurance contract issued by The Prudential Insurance Company of America ("Prudential," "we," "our," or "us") for group insurance sponsored by the American Institute of Certified Public Accountants ("AICPA") Insurance Trust. Prudential has issued the Group Contract to Bankers Trust Company, as Trustee of the AICPA Insurance Trust. We refer in this prospectus to Bankers Trust Company as "your Group Contractholder."

We will give a Certificate to each Eligible Group Member or Applicant Owner who buys coverage under the Group Contract. We will refer to each person who buys coverage as a "Participant." When we use the terms "you" or "your", we mean a Participant.

The Group Contract and Certificates provide life insurance protection with flexible premium payments and a choice of underlying investment options. The Death Benefit and Cash Surrender Value will change daily, depending on the performance of the investment options you select. The Death Benefit will usually not be less than the Face Amount of the Certificate. Surrenders, partial withdrawals and loans are available but certain rules and limits apply to how they work.

We have tried to make this prospectus easy to understand. Still, the meaning of some terms are special because they describe concepts used mostly in insurance contracts. To help you understand what these terms mean, we added a Definitions of Special Terms section on page XX. It's easy to recognize a defined term -- we capitalize them.

A word about replacing your life insurance. You should know that, most times, it is not in your best interest to replace one life insurance policy with another one. When you need additional life insurance, it is usually better for you to add coverage -- either by asking for a new policy or by buying additional insurance -- than it is for you to replace a policy. In that way, you don't lose benefits under the policy you already have.

If you are thinking about replacing a life insurance policy you already have so that you can obtain Group Variable Universal Life Insurance, you should consider your choices carefully. Compare the costs and benefits of adding coverage to your current policy against the costs and benefits of Group Variable Universal Life Insurance. You should also get advice from a tax advisor.

You should read this prospectus carefully and keep it for future reference. This document will be followed by prospectuses for each of the available Funds.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                   The Prudential Insurance Company of America
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone (800) 562-9874

The SEC maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding issuers that file electronically with the SEC.

The Prudential Variable Contract Account GI-2

The Prudential Variable Contract Account GI-2 (called the "Separate Account") has a number of variable investment options, ten of which are currently available to Participants. We call each option a "Subaccount." We will invest the assets of each Subaccount in The Prudential Series Fund, Inc. (called the "Series Fund") or in certain other mutual fund portfolios. When we refer to "Funds" in this prospectus, we mean all or any of these funds.

Participants may choose as investment options from among the ten Funds selected by your Group Contractholder. Participants may also choose to invest in the Fixed Account. (The Fixed Account is an investment option for which Prudential guarantees that the effective annual interest rate will be at least 4%.) Your Group Contractholder may, in the future, select up to ten additional Funds that would then be available to Participants.

Once you select the investment options you want, Prudential will direct your premium payments to the Subaccount associated with those Funds or to the Fixed Account.

We describe the ten Funds chosen by your Group Contractholder briefly in the section called "The Funds." It starts on page X. We will send you a prospectus for each Fund. The Fund prospectuses tell you about the objectives and policies for each Fund, as well as about the risks of investing in each Fund.

                                Table of Contents

                                                                           Page

Brief Description of the Group Contract and Certificate..................

Illustrations of Death Benefits and Cash Surrender Values................

General Information about Prudential, The Prudential Variable
     Contract Account
GI-2, and The Variable Investment Options under the Certificates.........
         The Prudential Insurance Company of America.....................
         The Prudential Variable Contract Account GI-2...................

The Funds................................................................
         Fund Names and Objectives.......................................
         Fund Fees and Expenses..........................................
         Fund Advisers              .....................................
         The Fixed Account...............................................

Detailed Information About the Certificates..............................
         How Prudential Issues Certificates..............................
         A "Free Look" Period............................................
         Procedures......................................................
         Premiums........................................................
         Effective Date of Insurance.....................................
         How Prudential Will Deposit and Invest Premium Payments.........
         How  You Can Change the Way Prudential Allocates
              Future Premium Payments....................................
         How You Can Transfer Amounts In Your Certificate Fund
              From One Investment Option to Another......................
         Dollar Cost Averaging...........................................
         Death Benefits..................................................
         Changes in Face Amount..........................................
         Charges and Expenses............................................
         Dividends or Experience Credits.................................
         Cash Surrender Value............................................
         Full Surrenders.................................................
         Paid-up Coverage................................................
         Partial Withdrawals.............................................
         Loans...........................................................
         Lapse...........................................................
         Termination of the Group Contractholder's Participation
              in the Group Contract......................................

         Participants Who Are No Longer Eligible Group Members...........
         Options on Termination of Coverage..............................
         Reinstatement...................................................
         Tax Treatment of Certificate Benefits...........................
         When Proceeds Are Paid..........................................
         Beneficiary.....................................................
         Incontestability................................................
         Misstatement of Age.............................................
         Suicide Exclusion...............................................
         Modes of Settlement.............................................
         Assignment......................................................
         Applicant Owner Provision.......................................
         Voting Rights...................................................
         Substitution of Fund Shares.....................................
         Additional Insurance Benefits...................................
         Reports.........................................................
         Sale of the Contract............................................
         Ratings and Advertisements......................................
         State Regulation................................................
         Experts.........................................................
         Litigation......................................................
         Year 2000 Compliance............................................

Definitions of Special Terms Used in this Prospectus.....................

Directors and Officers of Prudential.....................................

Financial Statements.....................................................

Consolidated Financial Statements of The Prudential Insurance
Company of America and Subsidiaries......................................



     You should not consider this prospectus to be an offering in any jurisdiction where an offering may not be lawfully made. You should rely on the information contained in this prospectus and any supplement to it. We have not authorized anyone to provide you with information that is different.

Brief Description of the Group Contract and Certificate

In this section of the prospectus, we answer some questions that are frequently asked about Group Variable Universal Life Insurance issued under the AICPA Insurance Trust. You can find more detailed information on later pages of the prospectus.

The Group Contract and Certificate provide even more detailed information. You will get a Certificate if you buy the Group Variable Universal Life Insurance.


What is the Group Variable Universal Life Insurance contract?

It is the insurance contract issued by Prudential to Bankers Trust Company, as trustee of the AICPA Insurance Trust.

The Group Contract states all the terms of the agreement between Prudential and the sponsoring group. It forms the entire agreement between them. Among other things, the Group Contract defines which members of the group are eligible to buy the Group Variable Universal Life Insurance. Eligible Group Members may buy coverage for certain dependents.

We will give a Certificate to each Eligible Group Member or Applicant Owner who buys coverage under the Group Contract. The Certificate provides for a Death Benefit and a Cash Surrender Value. The Death Benefit and the Cash Surrender Value can change every day. They change based on the performance of the investment options you selected.

On the date of the Contract Anniversary, if all required premium payments have been paid for the year and the Group Contract remains in force, Prudential will determine whether a divisible surplus exists. If a divisible surplus exists, Prudential will determine the share to allocate to the Group Contract. You will receive your portion of the divisible surplus in the form of an annual refund that ordinarily will be applied as a premium payment. However, you may choose to receive your refund in cash by notifying Aon Securities Corporation in writing.


How does Prudential calculate the Certificate's Death Benefit?

When you buy Group Variable Universal Life Insurance, you will choose a Face Amount of insurance, based on the amounts available for your group. Prudential will calculate the Death Benefit like this:

o The Death Benefit is the Face Amount of insurance plus the value of your Certificate Fund on the date of your death minus any Certificate Debt and outstanding charges.

(In some cases, we will increase the Death Benefit to an amount that is more than the Face Amount plus the value of the Certificate Fund. We will do that to make sure that the Certificate meets the definition of "life insurance" under the Internal Revenue Code. We will still deduct any Certificate Debt and outstanding charges.)

The Certificate Fund consists of the Net Premiums that we invest in the investment options you selected. Prudential will deduct its charges for the insurance from the Certificate Fund. The value of the Certificate Fund will change each day based on the performance of those investment options and to reflect the deduction of daily charges.

See the Death Benefits section on page X.


How does Prudential calculate the Cash Surrender Value of the Certificate?

Prudential calculates the Cash Surrender Value of a Certificate like this:

o The Cash Surrender Value is the value of the Certificate Fund on the day of the surrender minus any Certificate Debt and outstanding charges.

See the Cash Surrender Value section on page X.


What premiums must I pay?

You can usually choose how often you pay premiums and the amount of premiums. Prudential will keep your insurance in force as long as the balance in your Certificate Fund is enough to pay the charges that are due to Prudential each month. Prudential also requires you to pay an initial premium for the cost of coverage for the first two months.

If the balance in your Certificate Fund is not enough to pay any month's charges, you must make a premium payment that is enough to bring your Certificate Fund balance above this minimum amount. You must make that payment during the grace period. If you don't, your insurance coverage will end.

See the Premiums section on page X.

What investment options are available?

The Separate Account has ten Subaccounts currently available to Participants. We invest the assets of each Subaccount in its corresponding Fund.

We will not permit your Group Contractholder to substitute other Funds for the ten Funds it has already selected. However, in the future your Group Contractholder may select up to ten additional Funds.

You may invest only in the Funds chosen by your Group Contractholder and in the Fixed Account. (The Fixed Account is an investment option for which Prudential guarantees that the effective annual interest rate will be at least 4%. See The Fixed Account section on page X.)

See The Funds section on page X. Each Fund prospectus provides more detailed information about the specific Fund.


Does Group Variable Universal Life Insurance offer choice and flexibility in the amount of insurance protection I can get?

Yes. The Death Benefit under a Certificate includes, among other things, the value of your Certificate Fund. The value of your Certificate Fund will vary with the investment performance of the investment options you select. So, your Death Benefit could grow more than it could under a certificate that does not include investment options. But, the Death Benefit may also go down if the investment options in your Certificate Fund have poor investment performance.

You choose how to invest the amount you have in your Certificate Fund. You may choose more aggressive Funds or less aggressive Funds. What you choose depends on your personal circumstances and your investment objectives and how they may change over time.

If you prefer to avoid or reduce the risks that come with investing in the Funds, you can choose to direct some or all of the amount in your Certificate Fund to the Fixed Account. Prudential guarantees that the part of your Certificate Fund that is directed to the Fixed Account will earn interest daily at a rate that Prudential declares periodically. That rate will change from time to time, but it will never be lower than 4%. See The Fixed Account section on page X.

What charges does Prudential make?

We deduct certain charges from each premium payment that you make and from the amounts that are held in each investment option. These charges compensate us for insurance costs, risks and expenses.

All charges made by Prudential are described in detail in the Charges and Expenses section on page XX. This chart briefly outlines the charges that may be made:


--------------------------------------------------------------------------------
     You make a premium payment.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Then, Prudential deducts:

     o A charge for taxes on premium payments. Currently, this charge is 2.5%. (In some states, this charge is known as a premium-based administrative charge.)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     The remainder is your Net Premium Amount

     This is the amount that you can invest in one or more of the investment options selected by your Group Contractholder.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Daily Charges

     After your Net Premium Amount is directed to your investment option(s), Prudential deducts these daily charges from the Subaccounts (but not from the Fixed Account):

     o A daily charge for mortality and expense risks. This charge is deducted from the assets of the Subaccount(s) that correspond to the Fund(s) you selected.

          Currently, this charge is equivalent to an effective annual rate of 0.45%. Prudential guarantees that this charge will not be more than an effective annual rate of 0.90%.

     o A daily charge for investment management fees and expenses. These charges are deducted from the assets of the Fund(s) you selected. The Funds set these charges. The charges are described more fully on pages X to XX.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     In 1998, the total expenses (after expense reimbursement) of the Funds ranged from X.XX% to X.XX% of their average net assets.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     Monthly Charges

     Prudential deducts these charges from your Certificate Fund each month:

     o    A charge for the cost of insurance.

     o Currently, there is no monthly administrative expense charge. Prudential reserves the right to deduct such a charge in the future, but such a charge will not exceed $4 per month.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Possible Additional Charges

     Your Group Contract also permits Prudential to make the following transaction charges:

     o When you make a withdrawal from your Certificate Fund. The charge is $10 or 2% of the amount you withdraw, whichever amount is less. Prudential may increase this charge in the future, but it will not exceed $20.

     o Each time you request an additional statement about your Certificate Fund. The charge is $10. Prudential may increase this charge in the future, but it will not exceed $20.

     o When you request more than 12 transfers between investment options in a Certificate Year. The charge is $10 for each transfer after the 12th one. Prudential may increase this charge in the future, but it will not exceed $20.

     Prudential does not assess a charge for any taxes that may be imposed on the operations of the Separate Account, but reserves the right to do so.
--------------------------------------------------------------------------------

Can I make withdrawals from the Certificate Fund?

Yes. You may request a partial withdrawal from the Certificate Fund. You may also surrender your insurance and receive its Cash Surrender Value. See the Partial Withdrawals section on page XX and the Full Surrenders section on page XX.


Can I take loans?

Yes. You may borrow money from your Certificate Fund. The Loan Value, which is the maximum amount you may borrow, is 90% of your Certificate Fund minus any existing loan (and its accrued interest), outstanding charges, and the amount of the next month's charges. In states that require it, you may borrow a greater amount.

When you take a loan from your Certificate Fund, here's what happens:

o The amount of the loan is transferred from your investment options to a Loan Account. This Loan Account is still part of your Certificate Fund.

o The Loan Account earns interest at an effective annual rate equal to the crediting rate of the Fixed Account, which will never be less than 4%. Generally, the interest rate Prudential charges on the loan will range from 1% to 2% greater than the rate of interest Prudential will credit to your Loan Account. Currently, the interest rate on the loan is 1% greater than the interest Prudential will credit to your Loan Account.

The term "Certificate Debt" is used to mean any outstanding loan plus its accrued interest. Certificate Debt is deducted from any amount payable at the Covered Person's death. It is also deducted from the Certificate's Cash Surrender Value.


How is my insurance coverage affected when I am no longer a member of the group?

You may surrender the insurance for its Cash Surrender Value, elect to use the Cash Surrender Value to buy Paid-up Coverage, or convert the insurance to an individual life insurance policy.

See the Options on Termination of Coverage section on page XX.

What is the Federal income tax status of amounts received under the Certificate?

Variable life insurance contracts receive the same Federal income tax treatment as conventional life insurance contracts (those where the amount of the death benefit is fixed instead of variable). Here's what that means:

o First, the Death Benefit is generally not included in the gross income of the beneficiary.

o Second, increases in the value of the Certificate Fund are generally not included in the taxable income of the Participant. This is true whether the increases are from income or capital gains.

o Third, surrenders and partial withdrawals are generally treated first as a return of your investment in the Certificate and then as a distribution of taxable income.

o    Fourth, loans are not generally treated as distributions.

See the Tax Treatment of Certificate Benefits section on page XX. You should consult your tax advisor for guidance on your specific situation.

Illustrations of Death Benefits and Cash Surrender
Values


On the next two pages, we show you examples of how the Death Benefit and the Cash Surrender Value of your Certificate can change as a result of the performance of the investment options you select. The examples are not our prediction of how value will grow. They are hypothetical examples and are just intended to show you how a Certificate works.

We call these examples "illustrations." The illustrations are based on several assumptions about the age of the Participant, the amount of insurance, and the rules of the Group Contract that the Participant is covered under.

Two sets of three illustrations follow. For each set, we offer three illustrations of how the Certificate works under different assumptions.


Assumptions we used for the illustrations

In the first set of illustrations, the Participant was 35 years old when he or she bought the Group Variable Universal Life Insurance Certificate.

In the second set of illustrations, the Participant was 50 years old when he or she bought the Group Variable Universal Life Insurance Certificate.

Here's what we assumed about the Certificate in the illustrations in both sets of illustrations:

o    The Face Amount of insurance under the Certificate is $100,000.

o The Participant paid a premium of $1,200 when the Certificate was first issued. He or she pays the same premium amount each year on the Certificate Anniversary.

o    Prudential deducted a 2.5% charge from each premium payment for taxes.

We offer three different illustrations for each set. The illustrations make the same assumptions in both sets, but the outcome will be different because the age of the Participant when he or she bought the insurance is different in each set.

Illustration #1

In Illustration #1, here's what we assumed about the charges that Prudential will deduct from the Certificate:

o Prudential deducts the maximum level of charges for mortality and expense risk, administrative expenses, and cost of insurance charges.

Specifically,

o    The charge each month for administrative expenses is $4.

o Prudential deducts daily charges for mortality and expense risks equivalent to an annual charge of 0.90%.

o The Participant has cost of insurance charges equal to the maximum rates. (The maximum rates that can be charged are the 1980 Commissioner's Standard Ordinary Mortality Table [Male], Age Last Birthday (the "1980 CSO")).


Illustration #2

In Illustration #2, we changed our assumptions about the charges Prudential will deduct from the Certificate -- instead of maximum charges, we assumed that current charges would be made for the indefinite future.

Specifically,

o    There is no monthly administrative charge.

o Prudential deducts daily charges for mortality and expense risks equivalent to an annual charge of 0.45%.

o The Participant has cost of insurance charges equal to the current rates for the indefinite future for a Covered Person in the standard risk class.

Illustration #3

In Illustration #3, we make the same assumptions about the charges Prudential will deduct from the Certificate as in Illustration #2 -- we assumed that current charges would be made for the indefinite future.

However, we changed our assumptions about the Participant's cost of insurance charges. Instead of using rates for a Covered Person in the standard risk class, we assumed that the Participant has cost of insurance charges for a Covered Person in the select risk class.


Assumptions about how the Certificate Fund was invested

We assumed that the Certificate Fund was invested in equal amounts in each of the ten Funds available to you under the Group Variable Universal Life Insurance contract

Each illustration shows four different assumptions about the investment performance - or "investment return" -- of the Funds. The four different assumptions are:

o    gross annual rate of return is 0%

o    gross annual rate of return is 4%

o    gross annual rate of return is 8%

o    gross annual rate of return is 10%

These are only assumptions to show how the Death Benefit and Cash Surrender Value change depending on the investment return. Actual investment return will depend on the investment options you select and will vary from year to year.


Walking Through The Illustrations

Here's what to look for in the illustrations:

o    The first column shows the Certificate Year.

o The second column gives you some context for comparing the investment return under the Certificate to the return you might expect from a savings account. It shows the amount you would accumulate if you invested the same premiums in a savings account paying a 4% effective annual rate. (Of course, a savings account does not offer life insurance protection like the Certificate does.)

o The next four columns show what the Death Benefit would be for each of the four investment return assumptions (0%, 4%, 8% and 10%).

o The last four columns show what the Cash Surrender Value would be for each of the four investment return assumptions (0%, 4%, 8%, and 10%).

You should note that:

o    Both "gross" and "net" investment returns are shown.

o "Gross" investment return reflects the combined effect of both income on the investment and capital gains. It is the amount of return before Prudential takes out any of its charges and before any Fund investment management fees and other expenses are taken out.

o "Net" investment return is the amount of the investment return after Prudential takes out its charges and after Fund investment management fees and other expenses are taken out. Since Illustration #1 and Illustration #2 use different assumptions about charges, the "net" investment returns for each illustration are different.

o    Fund expenses equaled X.XX%, which was the average Fund expense in 1998.

o For Illustration #1, Prudential's charges are at 0.90% per year. (In Illustration #1, we assumed that Prudential's maximum charges are in effect.) So, gross returns of 0%, 4%, 8% and 10% become net returns of X.XX%, X.XX%, X.XX%, and XX.XX%.

o For Illustrations #2 and #3, Prudential's charges are at 0.45% per year. (In Illustrations #2 and #3, we assumed that Prudential's current charges are in effect.) So, gross returns of 0%, 4%, 8% and 10% become net returns of X.XX%, X.XX%, X.XX%, and XX.XX%.

o The Death Benefits and Cash Surrender Values are shown with all of Prudential's charges and investment management fees and other expenses taken out.

o    We assumed no loans or partial withdrawals were taken.

o None of the illustrations reflects Dividends or Experience Credits. (Prudential may pay Dividends or Experience Credits to your Group Contractholder, which would be distributed to Participants through annual refunds. See the Dividends or Experience Credits section on page XX.)


If you ask, Prudential will give you a similar illustration for a Certificate that shows your age, risk class, proposed Face Amount of insurance, and proposed premium payments. We refer to this as a "personalized illustration."


Illustrations

[To be added by post-effective amendment.]

     We show these rates of investment return only to help you understand how the Certificate works. You should not assume that the investment rates of return are actual rates of return. You should also not assume that these rates are examples of past or future investment performance. Neither Prudential nor the Funds can tell you whether these rates of investment return can actually be achieved.

     The actual rates of investment return for your Certificate will depend on how the investment options that you choose perform. You may earn more or less than what is shown in the illustration.

     The Death Benefits and Cash Surrender Values would be different from those shown if the actual rate of return for a Certificate Year varied above or below the average, hypothetical rates of 0%, 4%, 8%, and 10%.

General Information About:

o    Prudential

o    The Prudential Variable Contract Account GI-2

o    The Variable Investment Options under the Certificates


The Prudential Insurance Company of America


The Prudential Insurance Company of America ("Prudential") is a mutual insurance company, founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential policyholders and appropriate state insurance regulators. Throughout the process, there will be continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.


Prudential is licensed to sell life insurance and annuities in all states, in the District of Columbia, and in all United States territories and possessions. Prudential's consolidated financial statements begin on page A-1 (following page
X) and should be considered only as bearing upon Prudential's ability to meet its obligations under the Group Contracts and the insurance provided thereunder. Prudential and its affiliates act in a variety of capacities with respect to registered investment companies including as depositor, adviser, and principal underwriter.


The Prudential Variable Contract Account GI-2


The Prudential Variable Contract Account GI-2 (the "Separate Account") was established on June 14, 1988 under New Jersey law as a separate investment account. The Separate Account meets the definition of a "separate account" under the federal securities laws. The Separate Account holds assets that are segregated from all of Prudential's other assets.


The obligations arising under the Group Contracts and the Certificates are general corporate obligations of Prudential. Prudential is also the legal owner of the assets in the

Separate Account. Prudential will maintain assets in the Separate Account with a total market value at least equal to the liabilities relating to the benefits attributable to the Separate Account. These assets may not be charged with liabilities which arise from any other business Prudential conducts. In addition to these assets, the Separate Account's assets may include funds contributed by Prudential to commence operation of the Separate Account and may include accumulations of the charges Prudential makes against the Separate Account. From time to time, these additional assets will be transferred to Prudential's general account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Separate Account.


The Separate Account is registered with the Securities and Exchange Commission ( ("SEC") under the federal securities laws as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a part or division of Prudential. There are currently 136 Subaccounts within the Separate Account, each of which invests in a corresponding Fund. Currently, ten Subaccounts are available to Participants as investment options. Prudential reserves the right to take all actions in connection with the operation of the Separate Account that are permitted by applicable law (including those permitted upon regulatory approval).


The Funds


Set out below is a list of each available Fund, its investment objectives, investment management fees and other expenses, and its investment advisor/investment manager. Some Funds also provide information about their principal strategies.


Two of the Funds have adopted distribution plans under the federal securities laws, and under those plans, the Fund may make payments to Prudential and/or its affiliate for certain marketing efforts.


Fund Names and Objectives

The Prudential Series Fund, Inc.

The portfolios of the Series Fund in which the Separate Account may currently invest and their investment objectives, principal strategies and fees are as follows:

Equity Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.

Flexible Managed Portfolio: The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of money market instruments, debt obligations and common stocks.

Money Market Portfolio: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in short-term debt obligations that mature in 13 months or less.

Stock Index Portfolio: The investment objective is to achieve an investment return that corresponds to the performance of publicly-traded common stocks generally. The Portfolio invests to duplicate the price and yield performance of the S&P 500 Index.

Dreyfus Corporation Funds

Dreyfus Variable Investment Fund - Small Cap Portfolio: Seeks to maximize capital appreciation. This portfolio invests primarily in common stocks of domestic and foreign issuers. This portfolio will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services, or processes which should enhance prospects for growth in future earnings.

Franklin Templeton

Templeton Variable Products Series Fund - Developing Markets Fund: The fund's investment goal is long-term capital appreciation. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in emerging markets and are issued by companies that have their principal activities in emerging market countries.

Templeton Variable Products Series Fund - International Fund: The fund's investment goal is long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including emerging markets.

Investors Fund -- Kemper Series

Investors Fund Series - High Yield Portfolio: Seeks to provide a high level of current income by investing in fixed-income securities.

MFS Variable Insurance Trust

MFS Research Series: Seeks to provide long-term growth of capital and future income.

Neuberger Berman Management Inc. ("NBMI")

Neuberger Berman Advisers Management Trust ("AMT") - Limited Maturity Bond
Portfolio: Seeks the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. Investments are made in a diversified portfolio primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others.

Fund Fees and Expenses

=============================================================================================================================
               Funds                         Investment               12b-1           Other Expenses            Total Fund
                                           Management Fee             Fees                                    Annual Expenses
-----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
  Equity Portfolio (1)                           __%                                       ____%                   ____%
  Flexible Managed Portfolio (1)                 __%                                       ____%                   ____%
  Money Market Portfolio (1)                     __%                                       ____%                   ____%
  Stock Index Portfolio (1)                      __%                                       ____%                   ____%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
  Small Cap Portfolio                            __%                                       ____%                   ____%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Variable Product
Series Fund Class 2 Shares
  Developing Markets Fund (2)                    __%                   __%                 ____%                   ____%
  International Fund (3)                         __%                   __%                 ____%                   ____%
-----------------------------------------------------------------------------------------------------------------------------
Investors Fund-Kemper Series
  High-Yield Portfolio                         ____%                                       ____%                   ____%
-----------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance
Trust
  MFS Research Series (4)                      ____%                                       ____%                   ____%
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers
 Management
  AMT Limited Maturity
  Bond Portfolio (5)                           ____%                                       ____%                   ____%
=============================================================================================================================

(1) The Prudential Series Fund. With respect to the Series Fund portfolios, Prudential reimburses a portfolio when its ordinary operating expenses, excluding taxes, interest, and brokerage commissions, exceed 0.75% of the portfolio's average daily net assets. The amounts listed for the portfolios under Other Expenses are based on amounts incurred in the last fiscal year.

(2) Franklin Templeton Variable Products Series Fund Class 2 Shares. Class 2 of the Developing Markets Fund has a distribution plan or "Rule 12b-1 plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "Rule 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.

(3) Franklin Templeton Variable Products Series Fund Class 2 Shares. Class 2 of the International Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "Rule 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997, except that Management Fees and Total Fund Operating Expenses have also been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses during 1997 were lower. See fund prospectus for details.

(4) MFS Variable Insurance Trust. The Series has an expense offset arrangement which reduces the Series' custodian fees based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."

(5) Neuberger Berman Advisers Management Trust. Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies.

     Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust ("Managers Trust"), an open-ended management investment company. The figures reported under "Investment Management/Administrative Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.


Fund Advisers

Prudential is the investment adviser of each of the portfolios of the Prudential Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Prudential has a service agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential and PIC are registered as investment advisers under the Investment Advisers Act of 1940.

The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Dreyfus Variable Investment Small Cap Portfolio. Dreyfus' principal business address is 200 Park Avenue, New York, New York 10166. The principal underwriter of the Small Cap Portfolio is Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109.

Templeton Investment Counsel, Inc. ("TICI") serves as the investment manager for the Templeton Variable Products International Fund. TICI is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. The Investment Manager for the Developing Markets Fund is Templeton Asset Management Ltd., a Singapore corporation with offices at 7 Temasek Blvd., #38-03, Suntec Tower One, Singapore 038987. The principal underwriter of the Funds is Franklin Templeton Distributors, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205.

The asset manager of the Investors Fund Series High-Yield Portfolio is Scudder Kemper Investments, Inc. ("Scudder Kemper"). Scudder Kemper's principal business address is Two International Place, Boston, Massachusetts 02110-4103.

The investment adviser for the MFS Research Series is Massachusetts Financial Services Company ("MFS"). MFS' principal business address is 500 Boylston Street, Boston, Massachusetts 02116. The principal underwriter of the series is MFS Fund Distributors, Inc. located at 500 Boylston Street, Boston, Massachusetts 02116.

Neuberger Berman Management Inc. ("NBMI") serves as the investment manager of the AMT Limited Maturity Bond Portfolio and is also the principal underwriter of the portfolio. NBMI's principal business address is 605 Third Avenue, New York, New York 10158-0180.

Certain of the Funds have investment objectives and policies closely resembling those of mutual funds within the same complex that are sold directly to individual investors. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of its retail fund counterpart.

You will receive a prospectus for each available Fund. That prospectus will describe the Fund, its investment objective and strategies, its risks, and its management fees and other expenses. You should read the Fund prospectuses together with this prospectus. As with all mutual funds, a Fund may not meet its investment objective. Subject to applicable law, Prudential may stop offering one or more funds or may substitute a different mutual fund for any Fund.

Each Fund has provided Prudential with information about its management fees and other expenses. Except for the Series Fund, Prudential has not verified that information independently.


The Fixed Account


You may invest all or part of your Certificate Fund in the Fixed Account. The amount invested in the Fixed Account becomes part of Prudential's general assets, commonly referred to as the general account. The part of the Certificate Fund that you invest in the Fixed Account will accrue interest daily at a rate that Prudential declares periodically. This rate will not be less than an effective annual rate of 4%. Prudential may in its sole discretion sometimes declare a higher rate. At least annually and anytime you ask, we will tell you what interest rate currently applies.


We strictly limit your right to make transfers out of the Fixed Account. See Transfers, page XX. Prudential has the right to delay payment of any Cash Surrender Value attributable to the Fixed Account for up to 6 months. See When Proceeds Are Paid, page XX.


Because of exemptive and exclusionary provisions, Prudential has not registered the Fixed Account or the general account under the federal securities laws. Prudential has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosures concerning the Fixed Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy of statements made in a prospectus.

Detailed Information About the Certificates


How Prudential Issues Certificates

To apply for coverage under a Group Variable Universal Life Insurance Contract, an Eligible Group Member must fill out and submit an enrollment form. Prudential may ask questions about the health of the person whose life is to be covered, and may ask that person to have a medical exam. If Prudential approves the person for coverage, that person will become a Covered Person under the Group Variable Universal Life Insurance.

The Eligible Group Member is usually the Participant. But, under your Group Contract, an Eligible Group Member may allow another person the right to make decisions about the coverage. When that happens, Prudential considers the other person to be a Participant. See the Assignment and Applicant Owner sections on page X.

Prudential will issue a Certificate to each Participant. The Certificate tells you about the rights, benefits, coverage, and obligations of the Group Variable Universal Life Insurance. The minimum Face Amount of insurance for a Certificate is $10,000.

Maximum ages. Prudential will not issue Certificates for a person who is older than age 74. And, Prudential will generally end a Participant's coverage at the maximum age shown in the Certificate (usually, that is age 100).

When a Participant reaches the maximum age, we make available these two options:

o You may ask to receive the Cash Surrender Value of the Certificate. (Prudential believes that a cash surrender upon termination of coverage will be subject to the same tax treatment as other surrenders. See the Tax Treatment of Certificate Benefits on page XX.)

o You can remain invested in your investment options. Under this option, we will no longer deduct monthly charges for the cost of insurance. The Death Benefit will change. Specifically, the Death Benefit will be equal to the amount of the Certificate Fund, minus any Certificate Debt and outstanding charges. The Death Benefit will no longer include the Face Amount of insurance. Also, we will no longer allow you to make premium contributions. You can still make loan repayments.

The Face Amount of your life insurance coverage may be reduced when you become 75 years old, and again when you become 80 years old. See Changes in Face Amount on page XX. Also, additional insurance coverages, such as Accidental Death and

Dismemberment, will end according to special rules. See Additional Insurance Benefits on page XX. You should refer to your Certificate to learn when coverage under your Certificate will end.


A "Free Look" Period

Generally, you may return a Certificate for a refund within 30 days after you receive it. This 30 day period is known as the "free look" period. Some states allow a longer period. You can ask for a refund by mailing or delivering the Certificate to Aon Securities Corporation. (You may not ask for a refund if your Certificate is a replacement for one previously issued under the Group Contract.)

If you cancel your coverage during the free look period, we will generally refund the premium payments you made, minus any loans or withdrawals that you took. We will not add or subtract any gain or loss that would have come from the investment options you chose (unless a state law requires that we take those gains or losses into account when we make a refund). When we make a refund, we will not deduct any charges.

During the first 30 days after the initial Group Variable Universal Life Insurance Certificate Date, your premium payments will be invested in the Fixed Account. Prudential reserves the right to limit contributions and transactions during the free look period.

If there is a change in your Group Variable Universal Life Insurance Coverage which results in a new Certificate Date, the "free look" provision will not apply.


Procedures

Your Group Contract has procedures for how you will conduct transactions under your Group Variable Universal Life Insurance - for example, how you will submit an enrollment form, make premium payments, take loans and withdrawals, and transfer or reallocate money in your Certificate Fund. You should consult the appropriate form to learn what those procedures are.

You should submit all forms to Aon Securities Corporation, which is a wholly-owned subsidiary of Aon Corporation and an affiliate of Aon Insurance Services, the plan agent for the Contract. Aon Securities Corporation will forward the forms to Prudential. Prudential will consider enrollment forms, payments, orders and other documents to be "received" when Prudential receives them in good order at the address on the forms.

Premiums

Routine premium payments. You will usually be able to decide when to make premium payments and how much each premium payment will be. You just have to make sure that there is enough money in your Certificate Fund - minus Certificate Debt and outstanding charges -- to cover each month's charges. If there is not, your insurance will end (in insurance terms, it will "lapse"). See the Lapse section on page XX to learn how your insurance will end and what you can do to stop it from ending.

You will also be required to pay a minimum initial premium to become a Participant. The minimum initial premium equals the cost of coverage for the first two months.

Additional premium payments. In addition to routine premium payments, you may make additional premium payments, called "lump sums," at any time. Each lump sum must be at least $100. Prudential reserves the right to limit the amount of additional premiums.

How you will pay premiums. Participants will remit payments to Aon Securities Corporation (who will pass them on to us).

Deducting premiums by automatic debit. You may choose to have your premium deducted automatically from your checking account.

Effect of premium payments on tax status. If you pay additional premiums, we may need to increase your Death Benefit (and corresponding cost of insurance charges) to continue to qualify it as life insurance for federal tax purposes. Also, if you make premium payments above certain limits, the tax status of the insurance may change to that of a Modified Endowment Contract under the Internal Revenue Code. That status could have significant disadvantages from a tax standpoint.

We reserve the right to return any premium payment that would cause your insurance to fail to qualify as life insurance under applicable tax laws, or that would increase the Death Benefit by more than it increases the Certificate Fund.

See the Tax Treatment of Certificate Benefits section on page XX.

Effective Date of Insurance

When your insurance begins depends on what day of the month Prudential approves your completed enrollment form. If we approve your completed enrollment form prior to the 20th day of a month, your insurance will begin on the first day of the month after you meet all of the requirements. If we approve your completed enrollment form on or after the 20th day of a month, your insurance will begin on the first day of the second month after you meet all of the requirements.


How Prudential Will Deposit and Invest Premium Payments

Prudential will deposit premium payments in your Certificate Fund after we deduct any charges that apply. The amount of your premium after we deduct those charges is called "Net Premiums." See the Charges and Expenses section on page XX.

Here's how Prudential will deposit and invest your Net Premiums. We will make deposits to your investment options at the end of the Business Day on which Prudential receives the payment. Any payments received before the Certificate Date will be deposited as of the Certificate Date.

o Before the Certificate Date. Prudential will hold any premium payment that it receives before the Certificate Date in our general account (on your behalf). We will not pay interest on those amounts.

o During the first 30 days that your Certificate is in effect. We will invest any Net Premiums that we receive during the first 30 days in the Fixed Account. We will leave the Net Premiums in the Fixed Account for those first 30 days. After that, we will allocate the Net Premiums plus any interest earned to the investment options you selected.

o After your Certificate has been in effect for 30 days. After your Certificate has been in effect for 30 days, Prudential will invest Net Premiums in your Certificate Fund and allocate them to the investment options you selected.

If you have not given us complete instructions on how you want Net Premiums to be invested, we will leave your Net Premiums invested in the Fixed Account until you furnish complete information.

How You Can Change the Way Prudential Allocates Future Premium
Payments

You may ask Prudential to change the way your future premium payments will be allocated among the available investment options. Aon Securities Corporation will give you a form to use for this purpose. We will start to allocate premium payments in the new way as of the end of the Business Day on which Aon Securities Corporation receives your request form in good order.

The minimum percent that you may allocate to an available investment option is 5%. All allocations must be in whole percents.

You may not change the way Prudential allocates future premiums if, at the time we receive your request, there is not enough money in your Certificate Fund - minus Certificate Debt and outstanding charges -- to cover each month's charges. See the Lapse section on page XX.

We do not charge for changing the allocation of your future premiums.


How You Can Transfer Amounts In Your Certificate Fund From One
Investment Option To Another

You may transfer amounts from one investment option to another. You may request a transfer in terms of dollars (such as transfer of $10,000 from one available option to another) or in terms of a percent reallocation (such as a reallocation to put 25% of the Certificate Fund in each available option).

There are some rules about how transfers can be made:

o The minimum amount you may transfer from one option to another is $100 (or the entire balance in the investment option, if it is less than $100).

o The minimum percent that you may allocate to an available investment option is 5%. All allocations must be in whole percents.

o We limit the number of times you may transfer amounts out of the Fixed Account. You may make only one transfer from the Fixed Account to one of the available Funds each Certificate Year. The transfer cannot be for more than $5,000 or 25% of the amount you have invested in the Fixed Account, whichever is greater. We may change these limits in the future.

Transfers will take effect as of the end of the Business Day in which a proper transfer request is received by Aon Securities Corporation on the form we require you to use for this purpose. Aon Securities Corporation will give you a form to use to request a transfer.

Prudential charges $10 for each transfer if you make more than twelve transfers in a Certificate Year. Prudential may increase this charge in the future, up to a maximum of $20.

Group Variable Universal Life Insurance was not designed for professional market timing organizations or for other organizations or persons that use programmed, large or frequent transfers. We will discourage a pattern of exchanges that coincides with a "market timing" strategy, since they may be disruptive to the Separate Account and the Funds. If we were to find such a pattern, we might modify the transfer procedures, including not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Certificate owner.


Dollar Cost Averaging

Dollar Cost Averaging (which we refer to as "DCA") lets you systematically transfer specified dollar amounts from the Series Fund Money Market Portfolio to the other available Funds at monthly intervals. You can request that a designated number of transfers be made under the DCA feature. When we make transfers under the DCA feature, the transfers are effective as of the end of the first Business Day following the first of the month.

You may use DCA at any time after your Certificate becomes effective. But, to start the DCA feature, you usually have to make a premium payment of at least $1,000 to the Series Fund Money Market Portfolio. And, the minimum transfer amount is $100.

Aon Securities Corporation will give you a form to request DCA. If Aon Securities Corporation receives your request form in good order by the tenth of a month, we will start DCA processing during the next month. If Aon Securities Corporation receives it after the tenth day of a month, we will start DCA processing during the month after the next month.

We will terminate the DCA arrangement when any of the following events occurs:

o    We have completed the designated number of transfers.

o The amount you have invested in the Series Fund Money Market Portfolio is not enough to complete the next transfer.

o Aon Securities Corporation receives your written request to end the DCA arrangement. (If Aon Securities Corporation receives your request by the tenth of a month, we will cancel the transfer scheduled for the next following month. If Aon Securities Corporation receives it after the tenth day of a month, we will cancel the transfer scheduled for the month after the next month.)

o    You no longer have coverage under the Group Variable Universal Life
     Insurance.

We do not charge for the DCA arrangement. Transfers made under the DCA arrangement do not count against the number of transfers that may be subject to the transfer charge described in the How You Can Transfer Amounts In Your Certificate Fund From One Investment Option To Another section on page XX.

The main objective of DCA is to shield investments from short-term price fluctuations. Since the same dollar amount is transferred to an available Fund with each transfer, you buy more of the Fund when its price is low and less of the Fund when its price is high. Therefore, you may achieve a lower than average cost over the long term. This plan of investing does not assure a profit or protect against a loss in declining markets.


Death Benefits

Prudential will pay a Death Benefit to the beneficiary when the Covered Person dies.

Amount of the Death Benefit. The Death Benefit is the Face Amount of Insurance plus the value of the Certificate Fund as of the date of death minus any Certificate Debt and any past due monthly charges.

Adjustment in the Death Benefit. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to be certain that the insurance will meet the Internal Revenue Code's definition of life insurance using the "Cash Value Accumulation Test."

If that were the case for your Certificate, we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal the Certificate

Fund divided by the Net Single Premium per dollar of insurance for the Covered Person's Attained Age, at 4% interest. For this purpose, we base the Net Single Premium on the 1980 CSO Table.

The following table shows the Net Single Premiums by Attained Age.

TABLE OF NET SINGLE PREMIUMS
(Per $1.00 of Insurance Amount)

         PERSON'S                               PERSON'S                                     PERSON'S
     ATTAINED AGE          FACTOR             ATTAINED AGE                  FACTOR          ATTAINED AGE            FACTOR
     ------------          ------             ------------                  ------          ------------            ------
         0                0.08507                  34                       0.24280              68                 0.63861
         1                0.08607                  35                       0.25097              69                 0.65210
         2                0.08857                  36                       0.25940              70                 0.66554
         3                0.09122                  37                       0.26808              71                 0.67888
         4                0.09399                  38                       0.27700              72                 0.69204
         5                0.09692                  39                       0.28616              73                 0.70495
         6                0.10000                  40                       0.29556              74                 0.71751
         7                0.10326                  41                       0.30519              75                 0.72970
         8                0.10669                  42                       0.31505              76                 0.74150
         9                0.11029                  43                       0.32515              77                 0.75295
         10               0.11405                  44                       0.33548              78                 0.76411
         11               0.11796                  45                       0.34604              79                 0.77503
         12               0.12196                  46                       0.35684              80                 0.78573
         13               0.12604                  47                       0.36787              81                 0.79617
         14               0.13015                  48                       0.37916              82                 0.80631
         15               0.13428                  49                       0.39068              83                 0.81605
         16               0.13843                  50                       0.40245              84                 0.82531
         17               0.14260                  51                       0.41445              85                 0.83407
         18               0.14683                  52                       0.42665              86                 0.84238
         19               0.15116                  53                       0.43904              87                 0.85029
         20               0.15562                  54                       0.45159              88                 0.85791
         21               0.16025                  55                       0.46429              89                 0.86536
         22               0.16507                  56                       0.47713              90                 0.87279
         23               0.17012                  57                       0.49011              91                 0.88038
         24               0.17540                  58                       0.50324              92                 0.88834
         25               0.18095                  59                       0.51652              93                 0.89693
         26               0.18676                  60                       0.52993              94                 0.90640
         27               0.19285                  61                       0.54346              95                 0.91689
         28               0.19920                  62                       0.55706              96                 0.92836
         29               0.20581                  63                       0.57071              97                 0.94040
         30               0.21269                  64                       0.58436              98                 0.95211
         31               0.21983                  65                       0.59798              99                 0.96154
         32               0.22722                  66                       0.61156
         33               0.23488                  67                       0.62510

How your beneficiary may receive the Death Benefit: Your beneficiary may receive the Death Benefit in the following ways:

o Prudential's Alliance Account. The Alliance Account is an interest-bearing account that holds the Death Benefit while your beneficiary takes time to consider other options. Your beneficiary has complete ownership of funds held in the Alliance Account, and may draw on all or part of the funds by writing a draft. Interest earnings in the Alliance Account are compounded daily and credited monthly. Your beneficiary can transfer proceeds from the Alliance Account to other modes of settlement at any time. Proceeds in the Alliance Account are part of Prudential's general account. If your beneficiary does not want the money to go to the Alliance Account, he or she can ask Prudential to issue a check instead.

o Other Options. Your beneficiary can arrange with Prudential for the Death Benefit to be paid in a different way (known as "modes of settlement"), if the Death Benefit is $1,000 or more. (You can also elect a different mode of settlement for your beneficiary while you are living). See the Modes of Settlement section on page XX.


Changes in Face Amount

The Face Amount of Insurance may increase or decrease.

You may choose to increase or decrease the Face Amount of your insurance at certain times according to the Group Contract and Prudential's rules. The Face Amount may also decrease automatically when you reach age 75 and age 80.

Here are some things to keep in mind about changes to the Face Amount of your insurance. You should read your Certificate for more information about how changes work in your case.

When your Face Amount of insurance changes - whether it increases or decreases - the change may cause your insurance to be treated as a Modified Endowment Contract under the Internal Revenue Code. Also, a decrease in coverage may limit the amount of premiums that you may contribute in the future. See the Tax Treatment of Certificate Benefits on page XX. You should consult your tax advisor before you change the Face Amount of your insurance.

Increases in the Face Amount of Insurance

Whether you are eligible to increase the Face Amount will depend on several factors at the time you request an increase. These factors include:

o    your current Face Amount;

o    your age;

o    your AICPA membership;

o    your State Society of CPA memberships; and

o    the schedule of coverage available.

o Whenever the Face Amount of insurance increases, Prudential may ask questions about the Covered Person's health, or require the Covered Person to have a medical exam, before the increase can become effective. Based on the answers to the questions or on the exam, Prudential may not allow the increase.

o An increase in the Face Amount will result in higher insurance charges because our net amount at risk will increase.

Decreases in the Face Amount of Insurance

o You may also be eligible to decrease the Face Amount of your insurance at certain times. The reduced Face Amount must be a scheduled amount available to you.

o A Participant may not decrease the Face Amount to less than $10,000 or below the minimum amount required to maintain status as life insurance under federal tax laws.

o    The Face Amount may decrease automatically when you attain ages 75 and 80.

How We Calculate the Face Amount of Your Insurance When You Reach Age 75 and Age 80.

o    When you reach age 75, we will reduce the Face Amount to:

     (1) twice the value of the Certificate Fund, or

     (2) 75% of the Face Amount prior to age 75,

     whichever is greater.

o    When you reach age 80, we will reduce the Face Amount to:

     (1) twice the value of the Certificate Fund, or

     (2) 25% of the Face Amount prior to age 75,

     whichever is greater.

We will calculate the amount of any reduction that occurs on the first Business Day on or after your 75th or 80th birthday, but the reduction will not take effect until the next Contract Anniversary (October 1). We will not reduce the Face Amount if the Face Amount is already less than (or equal to) twice the value of the Certificate Fund on your 75th or 80th birthday.


Charges and Expenses

For a Certificate that is in effect, Prudential reserves the right to increase the charges that we currently make, but we currently have no intention to do so. We will not in any case increase charges above the maximum charges described below. You should refer to your particular Certificate to learn what charges apply to you.

Charge Deducted From Each Premium Payment. We will deduct the following charge from each premium payment you make before we invest the payment in the investment options you selected.

     o Charge for taxes on premium payments. We will deduct a charge for taxes we must pay on premiums. These taxes include federal, state or local income, premium, excise, business or any other type of tax (or part of one) that is based on the amount of premium we receive.

     This charge is currently made up of two parts:

     o The first part is for state and local premium taxes. Currently, it is 2.15% of the premium Prudential receives. (In some states, this charge is called a premium-based administrative charge.)

     o The second part is for federal income taxes that are based on premiums. Currently, it is 0.35% of premiums received by Prudential. We believe that this second charge is a reasonable estimate of the increased cost for premium-based federal income taxes resulting from a 1990 change in the Internal Revenue Code.

     We may increase this charge if the cost of our taxes related to premiums is increased.

Monthly Certificate Fund Charges. Prudential will deduct the following charges from your Certificate Fund each month. We will take the charges from each investment option you selected, in the same proportion that the value of your Certificate Fund is invested.

Generally, we will deduct these charges on the Monthly Deduction Date.

1. Charge for the cost of insurance. We will deduct a charge for the cost of your insurance.

To calculate the cost of insurance charge, we multiply:

          your Certificate's "net amount at risk" by the "cost of insurance rate" for the Covered Person.

"Net amount at risk" means the amount by which your Certificate's Death Benefit (computed as if there were no Certificate Debt) exceeds your Certificate Fund.

The "cost of insurance rate" is based on many factors, including:

o    the Covered Person's age

o the Covered Person's rate class (such as classes for standard and select status)

o    the life expectancy of the people covered under your Group Contract

o the additional insurance benefits that the Group Contractholder elected to buy as shown in the Additional Insurance Benefits section on page XX

The cost of insurance rate will generally increase as the Covered Person ages.

We may adjust the cost of insurance rates from time to time. The changes in cost of insurance rates for each Group Contractholder are based on a number of factors, including:

o    the number of Certificates in effect

o    the number of new Certificates issued

o    the number of Certificates surrendered

o    the expected claims (death benefits, living benefits and surrenders)

o the expected cost of additional insurance benefits that the Group Contractholder elected to buy

o    the expected expenses

o    administrative services provided by the Group Contractholder.

In addition to the list above, the past claims, expenses and the costs of additional insurance benefits of the group are reviewed since they are an important factor in calculating the expected claims, expenses and costs. However, we are prohibited from recovering past losses by state insurance law.

If we change the cost of insurance rates, we will change them the same way for all persons of the same age and rate class. We will not change them to be higher than the guaranteed cost of insurance rates shown in your Certificate. The guaranteed rates are the 1980 CSO Table.

2. Charge for administrative expenses. Currently, we do not impose a monthly charge for administrative expenses, but we may deduct such a charge in the future. This charge would pay for maintaining records and for communicating with Participants and your Group Contractholder. If we did deduct such a charge, it would not exceed $4 per month.

3. Charge for other taxes. We reserve the right to deduct a charge to cover federal, state or local taxes that are imposed on the operations of the Separate Account. These are taxes other than those described under "Charge for taxes on premium payments" section above. Currently, we do not charge for these other taxes.


Daily Deduction from the Separate Account: Each day, Prudential deducts a charge from the assets of the Separate Account in an amount currently equal to an effective annual rate of 0.45%. We guarantee that the charge will not be more than an effective annual rate of 0.90%.

This charge compensates us for assuming the mortality and expense risks of the insurance provided under the Group Contract. The "mortality risk" is the risk that Covered Persons may live for shorter periods of time than Prudential estimated when we determined the mortality charge. The "expense risk" is the risk that expenses for issuing and administering the insurance will be more than Prudential estimated when we determined the charge for administrative expenses.

We will earn a profit from this risk charge to the extent we do not need it to provide benefits and pay expenses under the Certificate. We do not assess this charge on amounts allocated to the Fixed Account.

Transaction Charges. A Participant may incur a charge for partial withdrawals, transfers, reinstatements and additional statement requests. See the sections of this prospectus that describe each of those transactions. Those sections also describe the charges that Prudential may deduct.

Expenses Incurred by the Funds. Participants indirectly bear the charges and expenses of the Funds. To find out details about the investment management fees and other underlying Fund expenses, you should see The Funds section on page XX. You should also read the prospectuses for the available Funds.


Dividends or Experience Credits

The Group Variable Universal Life Contract is eligible to receive Dividends or Experience Credits. We do not guarantee, however, that we will pay Dividends or Experience Credits.

If there is a Dividend or Experience Credit, Prudential will pay it to your Group Contractholder, who will pass it on to you in the form of a refund. Ordinarily, any refund will be reinvested in your insurance -- that is, as a premium payment. However, you may choose to receive your refund in cash by notifying Aon Securities Corporation in writing.


Cash Surrender Value

The Cash Surrender Value of your Certificate is equal to your Certificate Fund minus any Certificate Debt and outstanding charges. On any day, your Certificate Fund equals the sum of the amounts in the Funds, the amount invested in the Fixed Account, and the Loan Account (see the Loans section on page XX).

The Cash Surrender Value will change daily to reflect:

o    Net Premiums;

o    withdrawals;

o    increases or decreases in the value of the Funds you selected;

o interest credited on any amounts allocated to the Fixed Account and on the Loan Account;

o    interest accrued on any loan;

o the daily asset charge for mortality and expense risks assessed against the variable investment options; and

o    monthly charges that Prudential deducts from your Certificate Fund.

If you ask, Aon Securities Corporation will tell you what the Cash Surrender Value of your Certificate is. Prudential does not guarantee a minimum Cash Surrender Value. It is possible for the Cash Surrender Value of your Certificate to go down to zero.

The tables on pages T-1 through T-6 (following page X) of this prospectus give examples of what Cash Surrender Values would be for selected sample Certificates. The examples assume there would be uniform investment results in the selected Subaccount portfolios. The examples are only hypothetical and are only meant to help you understand how the Certificate works.


Full Surrenders

You may surrender your Certificate for its Cash Surrender Value at any time. If you do, all insurance coverage will end. Prudential will calculate the Cash Surrender Value as of the end of the Business Day on which Aon Securities Corporation receives your request form in good order.

We will pay the proceeds as described in the When Proceeds Are Paid section on page XX.

A surrender may have tax consequences. See the Tax Treatment of Certificate Benefits section on page XX.


Paid-up Coverage

At any time, you may elect to use the Cash Surrender Value of your Certificate to buy Paid-up Coverage. The minimum amount of Cash Surrender Value that you can exchange is $1,000.

The amount of Paid-up Coverage that you can have will be limited to the amount that you can buy with your Certificate's Cash Surrender Value. Also, it cannot be more than the Death Benefit under your Certificate at the time you make the exchange.

Paid-up coverage will start as of the end of the Business Day on which Aon Securities Corporation receives your request form in good order. Once the Paid-up coverage starts, all other coverage under your Certificate, including any additional insurance benefits, will end. If you later decide to enroll under the Group Contract again, Prudential may limit your future amount of coverage.

If you did not use your entire Cash Surrender Value to buy the Paid-up coverage, Prudential will pay you the remaining amount as of the end of the first Business Day after Aon Securities Corporation receives your request form. We will pay it as described in the When Proceeds are Paid section on page XX. This withdrawal may affect the way you are taxed. See the Tax Treatment of Certificate Benefits section on page XX.

The purchase of Paid-up coverage could make your Certificate a Modified Endowment Contract. See the Tax Treatment of Certificate Benefits section on page XX.


Partial Withdrawals

While your Certificate is in effect, you may withdraw part of your Certificate's Cash Surrender Value. We will take it from each investment option you selected in the same proportions as the value of your Certificate Fund is invested, unless your request tells us to take the withdrawal from only selected investment options.

Partial withdrawals will be effective as of the end of the Business Day on which Aon Securities Corporation receives your request form. We will pay you the withdrawn money as described in the When Proceeds Are Paid section on page XX.

You must withdraw at least $200 in any partial withdrawal. You may withdraw any amount that is more than $200, but you must leave enough in your Certificate Fund (less any Certificate Debt and outstanding charges) to pay the next month's charges. If you ask, Aon Securities Corporation will tell you the maximum amount you may withdraw.

There is no limit on the number of partial withdrawals you can make in a year. However, there is a transaction charge for each partial withdrawal. Currently, this charge is $10 or 2% of the amount you withdraw, whichever is less. In the future, Prudential may raise this charge, but not above $20. We will deduct the transaction charge from the amount you withdraw.

You may not repay any amount that you withdraw.

Withdrawals may have tax consequences. See the Tax Treatment of Certificate Benefits section on page XX.


Loans

You may borrow up to the Loan Value of your Certificate Fund. The Loan Value is 90% of your Certificate Fund minus any existing loan (and its accrued interest), any outstanding charges, and the amount of the next month's charges. In states that require it, you may borrow a greater amount.

The minimum amount that you can borrow at any one time is $200. You cannot take a loan if Certificate Debt exceeds the Loan Value, or if the Loan Value is less than the $200 minimum. Prudential will pay loan proceeds as described in the When Proceeds Are Paid section on page XX.

Interest on the loan will accrue daily at a rate of between 5% and 8%. Interest payments are due the day before the Contract Anniversary. If you do not pay the interest when it is due, we will add it to the principal amount of the loan. When this happens, we will take an amount out of your investment options to make the Loan and the Loan Account equal in value.

When you take a loan from your Certificate Fund, here's what happens:

o We will take an amount equal to the loan out of each of your investment options on a pro-rata basis unless you tell us to take it only from selected investment options.

o We will start a Loan Account for you and will credit the Loan Account with an amount equal to the loan.

o We will generally credit interest to the amount in the Loan Account at an effective annual rate that is currently 1% less than the rate Prudential charges as interest on the loan. This may change in the future, but the difference in the rates will range between 1% and 2%. The crediting rate will generally be equal to the Fixed Account crediting rate, but will never be less than 4%.

You may repay all or part of a loan at any time. We will apply a loan repayment first against any unpaid loan interest and then to reduce the principal amount of the loan. You may repay a loan either by repayment or by withdrawing amounts from the Certificate Fund. You should send your loan repayments directly to Prudential. You may request loan repayment form from Aon Securities Corporation.

If you repay a loan by using the Certificate Fund, we will treat the repayment as a partial withdrawal from the Certificate Fund. A partial withdrawal may have tax consequences. See the Partial Withdrawals section on page XX and the Tax Treatment of Certificate Benefits section on page XX.

Your Loan Account plus accrued interest (together, these are called "Certificate Debt") may not exceed the value of your Certificate Fund. If Certificate Debt exceeds the value of your Certificate Fund, you will not have enough money in your Certificate Fund to cover the month's charges. See the Lapse section on page XX.

If you still have Certificate Debt outstanding when you surrender your Certificate or when you allow your Certificate to lapse, the amount you borrowed may become taxable. Also, loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See the Tax Treatment of Certificate Benefits section on page XX.

If we pay the Death Benefit or the Cash Surrender Value while a loan is outstanding, we will reduce the Death Benefit or the Cash Surrender Value by the Certificate Debt.

A loan will have a permanent effect on your Certificate's Cash Surrender Value. It may also have a permanent effect on the Death Benefit. This happens because the investment results of the investment options you selected will apply only to the amount remaining in those investment options after the loan amount is transferred to the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be.

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





Lapse

In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when due. If it is not enough, Aon Securities Corporation will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay it.

In insurance terms, we call it a lapse when insurance ends because the charges for it are not paid.

How you can stop your insurance from lapsing. You must make a payment that is enough to pay outstanding charges. Aon Securities Corporation must receive the payment by the later of:

o    61 days after the Monthly Deduction Date; or

o    30 days after the date we mailed you the notice.

If you do not, your insurance will lapse and your Certificate will no longer have any value. A Certificate that lapses with Certificate Debt may affect the way you are taxed. See the Tax Treatment of Certificate Benefits section on page XX.

We will send the notice to your last known address on file with Aon Securities Corporation. If the Covered Person dies during the grace period, we will reduce the Death Benefit by any past due monthly charges and by any Certificate Debt.


Termination of the Group Contractholder's Participation in the Group Contract

Your Group Contractholder may decide to terminate the Group Contract with Prudential. In addition, Prudential may terminate a Group Contract:

o If the aggregate Face Amount of all Certificates, or the number of Certificates issued, falls below the permitted minimum, by giving the Group Contractholder 90 days' written notice.


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



o If the Group Contractholder fails to remit premium payments to Prudential in a timely way, at the end of the grace period.

o For any other reason, effective on a Contract Anniversary, by giving the Group Contractholder 31 days' written notice.

Termination of the Group Contract means that your Group Contractholder will not remit premiums to Prudential. In that event, no new Certificates will be issued under the Group Contract. How the termination affects you is described in the Options on Termination of Coverage section on page XX. The options that are available to you from Prudential may depend on what other insurance options are available to you. You should refer to your particular Certificate to find out more about your options at termination of coverage.


Participants Who Are No Longer Eligible Group Members

If you are no longer a member of either the AICPA or any Qualified State Society of CPAs, you are no longer eligible for coverage. Your Group Variable Universal Life Insurance will end on the last day of the month in which Aon Securities Corporation receives notice that you are no longer eligible for coverage.

If your insurance ends, you have the options of Conversion, Paid-up Coverage, and payment of Cash Surrender Value, which are described in the Options on Termination of Coverage section on page XX.

If you are a member of both the AICPA and a Qualified State Society of CPAs, and you end one of those memberships, your coverage may be reduced. If that happens, you will have a Conversion Privilege to the extent of the reduction.


Options on Termination of Coverage

Your insurance coverage under the Group Contract will end when the Group Contract itself ends or when you are no longer an Eligible Group Member.

When your Group Contractholder ends a Group Contract, the effect on Participants depends on whether or not your Group Contractholder replaces the Group Contract with another life insurance contract that allows for the accumulation of cash value. Generally, here is what will happen:

o If your Group Contractholder does replace the Group Contract with another life insurance contract that allows for the accumulation of cash value, Prudential will terminate your Certificate. We will also transfer the Cash Surrender Value of your Certificate directly to that new contract, unless you elect to receive the Cash Surrender Value.

o If your Group Contractholder does not replace the Group Contract with another life insurance contract that allows for the accumulation of cash value, you will have the options listed below.

Conversion. You may elect to convert your Certificate to an individual life insurance policy without giving Prudential evidence that the Covered Person is in good health. To elect this option, you must apply for it:

o within 45 days after your Certificate ends, if you were given written notice more than 15 days, but less than 90 days, after coverage under the Group Contract ends, or

o within 90 days after your Certificate ends, if you were not given written notice.

You may select any form of individual life insurance policy (other than term insurance) that Prudential normally makes available to persons who are the same age as you and who are asking for the same amount of life insurance. Your premiums for the individual life insurance policy will be based on the type and amount of life insurance you select, your age and your risk class.

If your Certificate ended because you are no longer an Eligible Group Member, you may not convert more than the Face Amount of your Certificate. If your Certificate ended because the Group Contract ended, the amount you are able to convert may be limited to the Face Amount of your Certificate minus the amount of any group insurance that you become eligible for within 45 days after your Certificate ends.

If a Covered Person dies within 90 days after the Certificate ends and you had the right to convert to an individual policy, we will pay a Death Benefit under the Certificate. But, the Death Benefit will be equal to the amount of individual insurance you could have had if you had actually made the conversion to the individual policy.

Paid-up Coverage. You may elect to use your Certificate's Cash Surrender Value to buy fixed Paid-up Coverage on the Covered Person. To use this option, you must have at least $1,000 of Cash Surrender Value on the day your Certificate ends. The insurance amount will depend on how much the Cash Surrender Value is and on the age of the Covered

Person. But, the amount of Paid-up Coverage cannot be more than your Certificate's Death Benefit right before you buy the Paid-up Coverage.

You may elect this option within 91 days of the date your Certificate ended. Prudential will make the Paid-up Coverage effective as of the end of the Business Day on which Aon Securities Corporation receives your request on the form we require you to use for this purpose. If you elect this option, your insurance may become a Modified Endowment Contract under the Internal Revenue Code. See the Tax Treatment of Certificate Benefits section on page XX.

Payment of Cash Surrender Value. You may receive the Cash Surrender Value by surrendering your Certificate. To do this, you must make a request to Aon Securities Corporation on the form that we require you to use for this purpose.

If you do not choose one of the options described above within 91 days of the date the Certificate ends, we will exchange your Certificate Fund for Paid-up Coverage if your Certificate Fund value is at least $1,000. If it does not have that much value, we will pay the Cash Surrender Value.


Reinstatement

You may request reinstatement of a lapsed Certificate any time within 3 years after the end of the grace period. But, you must be less than the maximum age at which a Certificate may be held. We will not reinstate a lapsed Certificate if the Group Contract under which the Certificate was issued ended or if you are no longer an Eligible Group Member. (If you are an Applicant Owner, we will not reinstate a lapsed Certificate if the Covered Person is no longer eligible for coverage under the Group Contract.)

To reinstate your Certificate, you must send the following items to Aon Securities Corporation:

o    A written request for reinstatement.

o Evidence of the good health of the Covered Person. The evidence must be satisfactory to Prudential.

o A premium payment (less any charges that apply) that is at least enough to pay the monthly charges for the grace period and for two more months. See the Charges and Expenses section on page XX.


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



o If your Certificate Debt was not repaid at Lapse, you must repay it upon reinstatement. (Such repayment would not be subject to any charges deducted from premium payments.)

o We will make your Certificate effective again on the Monthly Deduction Date that occurs after we approve your request for reinstatement. The terms of your original Certificate will still apply. We will apply a new 2-year period of incontestability, and the period during which the suicide exclusion applies will start over again. See the Incontestability section on page XX and the Suicide Exclusion section on page XX.

o Currently, we do not charge for a reinstatement. But, we reserve the right to charge for reinstatements in the future.


Tax Treatment of Certificate Benefits

Introduction

This summary provides general information on the federal income tax treatment of a Certificate under the Group Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own tax advisor for complete information and advice.

Treatment as Life Insurance and Investor Control

The Certificate must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of investments. For further information on the diversification requirements, see Dividends, Distributions and Taxes in the applicable Fund prospectuses.

We believe we have taken adequate steps to insure that the Certificate qualifies as life insurance for tax purposes. Generally speaking, this means that:

o you will not be taxed on the growth of the funds in the Certificate Fund, unless you receive a distribution,

o    the Certificate's Death Benefit will be tax free to your beneficiary.


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



Although we believe that the Certificate should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Moreover, regulations issued to date do not provide guidance concerning the extent to which Participants may direct their investments to the particular available subaccounts of a separate account without causing the Participants (instead of Prudential) to be considered the owners of the underlying assets. The ownership rights under the Certificate are similar to, but different in certain respects from, those addressed by the Internal Revenue Service in rulings holding that the insurance company was the owner of the assets. For example, Participants have the choice of more funds and the ability to reallocate amounts among available Subaccounts more frequently than in the rulings. While we believe that Prudential will be treated as the owner of the Separate Account assets, it is possible that the Participants may be considered to own the assets.

Because of these uncertainties, we reserve the right to make changes -- which will be applied uniformly to all Participants after advance written notice -- that we deem necessary to insure that the Certificates under the Group Contract will qualify as life insurance and that Prudential will be treated as the owner of the underlying assets.

Distributions

The tax treatment of any distribution you receive before the Covered Person's death depends on whether your Certificate is classified as a Modified Endowment Contract.

Certificates Not Classified as Modified Endowment Contracts

o If you surrender your Certificate or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Cash Surrender Value used to repay Certificate Debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Certificate less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Certificate Years, all or a portion of a withdrawal may be taxed if the Certificate Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Certificate for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the Certificate are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

o The rules change if the Certificate is classified as a Modified Endowment Contract. The Certificate could be classified as a Modified Endowment Contract if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made (or a rider removed). The addition of a rider or an increase in the Face Amount of insurance may also cause the Certificate to be classified as a Modified Endowment Contract. You should first consult a tax advisor if you are contemplating any of these steps.

o If the Certificate is classified as a Modified Endowment Contract, then amounts you receive under the Certificate before the Covered Person's death, including loans and withdrawals, are included in income to the extent that the Certificate Fund before surrender charges exceeds the premiums paid for the Certificate increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to loans, withdrawals, and full surrenders made during the two-year period before the time that the Certificate became a Modified Endowment Contract.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty tax of 10 percent unless the amount is received on or after age 59 1/2 , on account of your becoming disabled or as a life annuity.

o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Certificate for purposes of applying these rules.

Withholding

You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations

If you transfer or assign the Certificate to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Certificate to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Certificate Debt or on other loans that are incurred or continued to purchase or carry the Certificate may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the Covered Person dies.

The earnings of the Separate Account are taxed as part of Prudential's operations. The Separate Account does not intend to qualify as a regulated investment company under the Internal Revenue Code.


When Proceeds Are Paid

Prudential will generally pay any Death Benefit, Cash Surrender Value, partial withdrawal or loan proceeds within 7 days after Aon Securities Corporation receives the request for payment. We will determine the amount of the Death Benefit as of the date of the Covered Person's death. For other types of redemptions, we will determine the amount of the proceeds as of the end of the Business Day on which we received the request in good order. There are certain circumstances when we delay payment of proceeds:

o We may delay payment of proceeds that come from the Funds and the variable part of the Death Benefit if any of the following events occurs: the New York Stock Exchange is closed (other than for a regular holiday or a weekend), trading is restricted by the SEC, or the SEC declares that an emergency exists.

o We expect to pay proceeds that come from the Fixed Account or from Paid-up Coverage promptly upon request. But, we do have the right to delay these payments (other than the Death Benefit) for up to six months (or a shorter period, if required by state law). We will pay interest at the current rate for settlement options left with Prudential to accumulate with interest if we delay payment for more than 10 days.


Beneficiary

You have the right to name the beneficiary who will receive the Death Benefit from your Certificate. You must use the form that Prudential requires you to use. You may change the beneficiary at any time. You do not need the consent of the present beneficiary. If you have more than one beneficiary at the time the Covered Person dies, we will pay the Death Benefit in equal parts to each beneficiary, unless you have given us other instructions.


Incontestability

After your Certificate has been in force for two years or more during the Covered Person's lifetime, Prudential will not contest liability under the Certificate. We will also not contest liability for any change in your Certificate that required our approval after the change has been in force for two years or more during the Covered Person's lifetime.


Misstatement of Age

If the Covered Person's age is stated incorrectly in the Certificate, we will adjust the monthly cost of insurance deduction to reflect the proper amount based on the correct age.

If an adjustment results in an increased cost of insurance, Aon Securities Corporation will bill for the difference. If an adjustment results in a decreased cost of insurance, Aon Securities Corporation will refund the difference. If the change in age affects the amount of the person's insurance, Prudential will change the amount and the cost of insurance accordingly.

Suicide Exclusion

Generally, if the Covered Person dies by suicide within one year from the Certificate Date or reinstatement, Prudential will not pay the Death Benefit described in other sections of this prospectus. Instead, we will pay your beneficiary an amount equal to your premium payments minus any Certificate Debt, outstanding charges, and any partial withdrawals since the Certificate Date or reinstatement. This limit will apply whether the suicide occurred while the Covered Person was sane or insane.

If the Covered Person dies by suicide within one year after the effective date of an increase in the Face Amount of your Certificate that required our approval, we will not pay the increased amount of insurance. Instead of the amount of the increase, we will pay your beneficiary the monthly charges that were attributable to the increased amount. Again, this limit will apply whether the suicide occurred while the Covered Person was sane or insane.


Modes of Settlement

The Death Benefits section describes how your beneficiary may receive the Death Benefit. In addition to the methods described in the Death Benefits section, Prudential also makes these methods available. They are known as "modes of settlement":

Option 1:  Payments for a Fixed Period

     The Death Benefit plus interest is paid over a fixed number of years (1 -
     25). The payment may be received monthly, quarterly, semi-annually or annually. The payment amount will be higher or lower depending on the period selected. The interest rate can change, but will not be less than the guaranteed rate shown in the claim settlement certificate that your beneficiary will receive. Your beneficiary may withdraw the total present value of payments not yet made at any time.

Option 2:  Payment in Installments for Life

     The Death Benefit provides monthly payments in installments for as long as your beneficiary lives. Your beneficiary may choose a guaranteed minimum payment period (5,10 or 20 years) or an installment refund, which will guarantee that the sum of the payments equals the amount of the Death Benefit payable under this option. If your beneficiary dies before Prudential has made all guaranteed payments, Prudential will pay the present value of the remaining guaranteed payments to a payee your beneficiary designated.

Option 3:  Interest Income

     The Death Benefit remains with Prudential and earns interest. This option allows you or your beneficiary to leave the Death Benefit with Prudential and choose another settlement option at a later time. Withdrawals of $100 or more (including the entire unpaid Death Benefit) can be made at any time. The interest income may be received monthly, quarterly, semi-annually or annually.

     The interest rate can change, but will not be less than the guaranteed rate shown in the claim settlement certificate that you or your beneficiary will receive.

Option 4:  Payments of a Fixed Amount

     Your beneficiary receives a guaranteed specified sum for a limited number of years. This guaranteed specified sum represents a return of the principal (Death Benefit) and interest paid. The payment may be received monthly, quarterly, semi-annually, or annually, as determined by the beneficiary.

     The interest rate can change, but will not be less than the guaranteed rate shown in the claim settlement certificate that your beneficiary will receive. Any interest credited will be used to extend the payment period.

Option 5:  Certificate of Deposit

     The Death Benefit is used to purchase a certificate of deposit that is issued by The Prudential Bank. Certificates of Deposit (CDS) are investments that allow your beneficiary to choose a variety of short- and long-term deposit options. They are designed to accrue interest monthly, quarterly, semi-annually, annually or at maturity. Interest rates are guaranteed for the term of the CD. There is generally a $10,000 minimum amount for this option.

Under each of the above options, each payment must generally be at least $20.

If your beneficiary elects one of these settlement options, the tax treatment of the Death Benefit may be different than it would have been had the option not been elected. Your beneficiary should get advice from a tax advisor.

Assignment

You may assign your Certificate, including all rights, benefits and privileges that you have. Prudential will honor the assignment only if: (1) you make the assignment in writing; (2) you sign it; and (3) Aon Securities Corporation receives a copy of the assignment, or Prudential receives a copy of the assignment at the Prudential office shown in your Certificate. We are not responsible for determining whether the assignment is legal or valid.

Throughout this prospectus, we describe various rights that you have. You may assign those rights to someone else. If you do, you should consider the references to "you" in this prospectus as applying to the person to whom you validly assigned your Certificate.

If you assign a Certificate that is a Modified Endowment Contract, it might affect the way you are taxed. It might also affect the way the person to whom you assign the Certificate is taxed. See the Tax Treatment of Certificate Benefits section on page XX.


Applicant Owner Provision

The Group Contract has an "applicant owner" provision. An Applicant Owner is a person who may apply for coverage on the life of an Eligible Group Member. And, as with an assignment, if a Participant agrees to let another person be the Applicant Owner of the Certificate, that person would have all of the rights to make decisions about the coverage. References to "Participant" and "you" in this prospectus apply to both (1) an Eligible Group Member who has obtained insurance coverage on his or her own life, and (2) an Applicant Owner who has obtained insurance coverage on the life of an Eligible Group Member.

When naming an Applicant Owner, the Eligible Group Member must agree to have his or her life covered. Examples of people who may be Applicant Owners are the Eligible Group Member's spouse, child, parent, grandparent, grandchild, sister, brother, or the trustee of any trust set up by the Eligible Group Member. A person must have attained the age of majority to be an Applicant Owner. At any one time, only one person may be an Applicant Owner under a Certificate.

An Applicant Owner must fill out an enrollment form. The Eligible Group Member must sign the enrollment form to show his or her agreement. Prudential may require the Eligible Group Member to answer questions about his or her health, or to have a medical examination. If we approve the enrollment form, we will issue the Certificate to the Applicant Owner.

Voting Rights

The assets that are held in the Separate Account are invested in the Funds. Prudential is the legal owner of those shares. Because we are the owner, we have the right to vote on any matter that shareholders of the Funds vote on. The voting happens at regular and special shareholder meetings. We will (as required by law) vote in accordance with voting instructions we receive from Participants. A Fund may not hold annual shareholder meetings when not required to do so under the laws of the state of its incorporation or under the federal securities laws.

If we do not receive timely voting instructions for Fund shares from Participants, we will vote those shares in the same proportion as shares in the Funds for which we do receive instructions. We will do the same thing for shares held as general account investments of Prudential. If federal securities laws change so that Prudential is allowed to vote on Fund shares in our own right, we may decide to do so.

Generally, you may give us voting instructions on matters that would be changes in fundamental investment policies of the Funds. You may also give us voting instructions on any matter that requires a vote of the Fund's shareholders. But, if a Fund that you participate in has a vote on approval of the investment advisory agreement or any change in a Fund's fundamental investment policy, you will vote separately by Fund. This practice is dictated by the federal securities laws.

Here's how we will determine the number of Fund shares and votes for which you may give instructions:

o To determine the number of Fund shares, we will divide the part of your Certificate Fund that is derived from participation in a Subaccount by the value of one share in the corresponding portfolio of the applicable Fund.

o The number of votes will be determined as of the record date chosen by the Board of Directors of the applicable Fund.


We will give you the proper forms and proxies to give these instructions. We reserve the right to change the way in which we calculate the weight we give to voting instructions. We would make such a change to comply with federal regulations.


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



If we are required by state insurance regulations, we may disregard voting instructions in certain instances. We may disregard instructions if: (1) the instructions would require shares to be voted in a way that would cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or (2) the instruction would approve or disapprove an investment advisory contract for a Fund. Also, Prudential itself may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the Funds' portfolios, provided that Prudential reasonably disapproves such changes in accordance with applicable federal regulations. If Prudential does disregard voting instructions, we will tell you that we did and our reasons for it in the next annual or semi-annual report to Participants.


Substitution of Fund Shares

If Prudential's management thinks that an available portfolio of the Funds becomes unsuitable for investment by Participants, we may substitute the shares of another portfolio or of an entirely different mutual fund. Our management might find a portfolio to be unsuitable because of investment policy changes, tax law changes or considerations, the unavailability of shares for investment or other reasons, including our discretion. Before Prudential can substitute shares, the SEC, and possibly one or more state insurance departments, must approve the substitution. We would notify you and your Group Contractholder if we were to make such a substitution.


Additional Insurance Benefits

The following additional insurance benefits are available to you, either automatically or as options.

If you choose Extension of Coverage and Waiver of Cost of Insurance Charges During Total Disability, any annual refund you might receive will generally be reduced. (You may receive an annual refund if your Group Contractholder receives a share of Prudential's divisible surplus. See Dividends or Experience Credits on page XX.)

Accelerated Death Benefit. You are automatically covered for the Accelerated Death Benefit. Under an accelerated death benefit, you can elect to receive an early payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill. "Terminally ill" means the Covered Person has a life expectancy of 6 months or less. You must give Prudential satisfactory evidence that the Covered Person is terminally ill. You may receive the accelerated payment in a lump sum.

When we pay the Death Benefit under this option, it will be adjusted to reflect its present value. The adjusted Death Benefit will always be less than the Death Benefit, but may be greater than the Certificate's Cash Surrender Value.

We will not pay an accelerated death benefit if coverage was assigned or if you are required to elect it to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of accelerated death benefit that is available to you. Unless required by law, you can no longer request an increase in the Face Amount of your Certificate once you have elected to receive an accelerated death benefit. The amount of future premium payments you can make will also be limited.

Adding the Accelerated Death Benefit to your Certificate will not affect the way you are taxed. This income tax exclusion may not apply if the benefit is paid to someone other than the Participant. But, if you actually receive proceeds from the Accelerated Death Benefit, it could have tax consequences and may affect your eligibility for certain government benefits or entitlements. In general, the accelerated death benefit is excluded from income if the Covered Person is terminally ill or chronically ill as defined in the tax law (although the exclusion in the latter case may be limited). You should consult a tax advisor before you elect to receive this benefit.

Accidental Death and Dismemberment Benefit. If you are younger than age 75, you are automatically covered for an Accidental Death and Dismemberment Benefit. This benefit provides you insurance, up to the Face Amount, for accidental loss of life, sight, hand, or foot. This benefit excludes certain types of losses. For example, losses due to suicide or attempted suicide, diseases and infirmities and acts of war are not covered. The benefit may be subject to other exclusions from coverage, age limitations, and benefit limitations. You should refer to your Certificate to learn the details of any benefit that may be available to you. This benefit ends when you reach age 75.

Extension of Coverage and Waiver of Cost of Insurance During Total Disability. You may choose an extended death benefit that provides protection during your total disability. Under this provision, we will waive your monthly charges if you become totally disabled for at least 9 months prior to age 60. The amount of insurance that will be extended is your Face Amount of insurance.

We will extend your insurance coverage for successive one-year periods, generally until age 75. You must provide satisfactory proof of continued total disability. At age 75, Monthly Charges will again be deducted and coverage may lapse if the Certificate Fund is insufficient. See Lapse, page XX. If you choose this optional benefit, it will reduce the amount of the annual refund that you would otherwise receive from your Group Contractholder.


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Reports

Prudential will send you quarterly statements that gives you certain information about your insurance. These statements will give you details about the value of your Certificate Fund, about transactions that you made, and specific insurance data about your coverage.

If you make a request, we will also send you a current statement about your insurance. It will give you the same kind of information as the quarterly statement does. We may limit the number of current statements you may request. We will charge you $10 for additional statements. We may increase this charge in the future, but we will not increase it above $20 for each additional report.

We will also send to you and to your Group Contractholder, annual and semi-annual reports that list the securities held in each available portfolio of the Funds. The federal securities laws require these reports. Prudential keeps records about the Separate Account pursuant to the federal securities laws.

If you invest in the Series Fund through more than one variable insurance contract, you will ordinarily receive only one copy of each annual and semi-annual report issued by the Series Fund. But, if you want another copy of a report, you may ask us for one by calling the telephone number listed on the inside cover page of this prospectus.


Sale of the Contract

Prudential Investment Management Services LLC (referred to as "PIMS") acts as the principal underwriter of the Group Contracts and Certificates. PIMS is a direct, wholly-owned subsidiary of Prudential.

PIMS, organized in 1996 under Delaware law, is registered as a broker-dealer under the federal securities laws. PIMS is also a member of the National Association of Securities Dealers, Inc. PIMS's principal business address is 751 Broad Street, Newark, New Jersey 07102. PIMS also acts as principal underwriter with respect to the securities of other Prudential investment companies.

The Group Contracts and Certificates are sold by persons who are registered representatives of PIMS and who are also authorized by state insurance departments. The Group Contracts and Certificates may also be sold through other broker-dealers authorized by PIMS and applicable law to do so.


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The distribution agreement between PIMS and Prudential will terminate automatically upon its assignment (as that term is defined in the federal securities laws). But, PIMS may transfer the agreement, without the prior written consent of Prudential, under the circumstances set forth in the federal securities laws. Either party may terminate the agreement at any time if the party gives 60 days written notice to the other party.


Ratings and Advertisements

Independent financial rating services -- including Moody's, Standard & Poors, Duff & Phelps and A.M. Best Company -- rate Prudential. These ratings reflect our financial strength and claims-paying ability. They are not intended to rate the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. Furthermore, we may include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


State Regulation

Prudential is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. We reserve the right to change the Group Contract and Certificate to comply with applicable state insurance laws and interpretations thereof.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, we are required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all our variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.


Experts

The financial statements in this registration statement for the years ended December 31, 1998, December 31, 1997 and December 31, 1996 have been audited by ______________________, independent accountants, as stated in their reports in this

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prospectus. Prudential is relying on ___________________'s reports, which are given on their authority as accounting and auditing experts. _______________'s principal business address is ____________________________________. [Actuarial expert sentence to be added by post-effective amendment.]


Litigation

On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate, and later issued a Final Order and Judgement in the consolidated class actions before the court, 962 F. Supp. 450 (March 17, 1997, as amended April 14, 1997). The Court's Final Order and Judgement approving the class Settlement was appealed to the United States Court of Appeals for the Third Circuit, which upheld the district court's approval of the Stipulation of Settlement on July 23, 1998. As of now no further appeal has been taken.

Pursuant to the Settlement, Prudential agreed to provide and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance contracts. As of December 31, 1997, based on a reasonable estimate of losses associated with ADR claims, management estimated the cost, before taxes, of remedying policyholder claims in the ADR process to be approximately $2.05 billion. While management believed these to be reasonable estimates based on information then available, further estimates are currently being developed in connection with the availability of more recent data. The ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

In addition, a number of actions have been filed against Prudential by policyholders who have excluded themselves from the Settlement; Prudential anticipates that additional suits may be filed by other policyholders.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation

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



plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.


Year 2000 Compliance

The services provided to the Group Contractholders by Prudential depend on the smooth functioning of its computer systems. The year 2000, however, holds the potential for significant disruption in the operation of these systems. Many computer systems are programmed to recognize only the last two digits in a date. As a result, any computer system that has date-sensitive programming may recognize a date using "00" as the year 1900 rather than the year 2000. This problem can affect non-information technology systems that include embedded technology, such as microprocessors included in "infrastructure" equipment used for telecommunications and other services as well as computer systems. If this anomaly is not corrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly which could in turn affect the accuracy and compromise the integrity of business records. Business operations could be interrupted when companies are unable to process transactions, send invoices, or engage in similar normal business activities.

Prudential established a Company-wide Program Office (CPO) to develop and coordinate an operating framework for the Year 2000 compliance activities. Prudential's CPO structured the Year 2000 program into three major components:
Business Applications, Infrastructure and Business Partners. The CPO also established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide

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



progress of each component of Prudential's program for conversion and upgrading of systems for Year 2000 compliance.

Business Applications

The scope of the Business Applications component includes a wide range of computer systems that directly support Prudential's business operations and accounting systems. The entire application portfolio was analyzed in 1996 to determine appropriate Year 2000 readiness strategies (i.e., renovate, replace or retire). Rigorous testing standards have been employed for all applications that will not be retired, including those that are newly developed or purchased. Application replacement and renovation projects follow a similar path toward Year 2000 compliance. The key project phases include Year 2000 analysis and design, programming activities, testing, and implementation. Replacement projects are also tracked until the existing applications are removed from production.

Of Prudential's total application portfolio, approximately 70% of the applications are being renovated, 13% are being replaced by Year 2000 compliant systems, and the remaining 17% are being retired from production. At December 31, 1998, the percentage of business applications (based on application count) in the implementation phase for Year 2000 compliance for renovation, replacement and retirement are 99%, 96% and 99%, respectively. The interim target date for completing renovations and retirements is March 1999, with an overall completion date for Business Applications of June 1999.

Infrastructure

The scope of Prudential's Year 2000 Infrastructure initiatives include mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment, buildings and facilities systems, personal computers, and vendor hardware and software.

Although there are minor differences among these various components, the approach to Year 2000 readiness for Infrastructure generally involves phases identified as inventory, assessment, remediation activities (e.g., upgrading hardware or software), testing and implementation. The interim target date for completion of certain Infrastructure components is March 1999 with an overall completion date for Infrastructure of June 1999.

Business Partners

Prudential's approach to business partner readiness includes classification of each partner's status as "highly critical" or "less critical" and the development of contingency

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plans to address the potential that a business partner could experience a Year
2000 failure. Approximately 30% of our business partners have been identified as highly critical and the remaining 70% as less critical. Project phases include inventory, risk assessment, and contingency planning activities. All project phases for highly critical business partner readiness were achieved in December 1998; we have an overall completion date for less critical business partner readiness of June 1999.

The Cost of Year 2000 Readiness

Prudential is funding the Year 2000 program from operating cash flows. Some of the expenses of Prudential's Year 2000 readiness are allocated across its various businesses and subsidiaries, including those businesses not engaged in providing services to Group Contractholders. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Prudential's ability to meet its contractual commitments to Group Contractholders.

Year 2000 Risks and Contingency Planning

The major portion of Prudential's transactions are of such volume that they can only be effectively processed through the use of automated systems. Therefore, substantially all of Prudential's contingency plans include the ultimate resolution of any causative technology failures that may be encountered.

Prudential believes that the Business Application, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. While management expects that a small number of the projects may not meet their targeted completion date, it is anticipated that these projects will be completed by September 1999 so that any delays, if experienced, would not have a significant impact on the timing of the project as a whole. During the course of the Year 2000 program, some discretionary technology projects have been delayed in favor of the completion of Year 2000 projects. However, this impact has been minimized by Prudential's strategic decision to outsource most of the Year 2000 renovation work.

While Prudential and its subsidiaries believe that they are well positioned to mitigate its Year 2000 issue, this issue, by its nature contains inherent uncertainties, including the uncertainty of Year 2000 readiness of third parties. Consequently, Prudential is unable to determine at this time whether the consequences of Year 2000 failures will have a material adverse effect on the results of operations, liquidity or financial condition. In the worst case, it is possible that any technology failure, including an internal or external Year 2000 failure, could have a material impact on Prudential's results of operations, liquidity, or financial position.


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



Prudential is enhancing existing business contingency plans to mitigate Year 2000 risk. Current contingency plans include planned responses to the failure of specific business applications or infrastructure components. These responses are being reviewed and expected to be finalized by June 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. The plans are also being updated to reduce the level of uncertainty about the Year 2000 problem including readiness of Prudential's Business Partners.

The discussion of the Year 2000 Issue herein, and in particular Prudential's plans to remediate this issue and the estimated costs thereof, are forward-looking in nature.




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




                          Definitions of Special Terms
                             Used in this Prospectus



Aon Securities Corporation -- A direct wholly-owned subsidiary of Aon Corporation and an affiliate of Aon Insurance Services, the plan agent for the Contract.

Applicant Owner -- A person other than the Eligible Group Member who obtains new insurance coverage on the life of an Eligible Group Member. An Applicant Owner may be, but is not limited to, the Eligible Group Member's spouse, child, parent, grandparent, grandchild, sister, brother, or the trustee of any trust of which the Eligible Group Member is the grantor.

Attained Age -- Your age on your last birthday on or prior to October 1 of each year.

Business Day -- A day on which the New York Stock Exchange is open for trading.


Cash Surrender Value -- The amount you receive upon surrender of the Certificate. The Cash Surrender Value is equal to your Certificate Fund on the date of surrender, less any Certificate Debt and outstanding charges.


Certificate -- A document issued to you under the Group Contract, setting forth or summarizing your rights and benefits.


Certificate Anniversary -- The same date each year as the Certificate Date.


Certificate Date -- The effective date of coverage under a Certificate.


Certificate Debt -- The principal amount of any outstanding loans you borrowed under your Certificate plus any accrued interest.


Certificate Fund -- The total amount credited to you under your Certificate. On any date it is equal to the sum of the amounts under that Certificate allocated to: (1) the Subaccounts, (2) the Fixed Account, and (3) the Loan Account.


Certificate Year -- The year from the Certificate Date to the first Certificate Anniversary or from one Certificate Anniversary to the next.


Contract Anniversary -- October 1 of each year.


Contract Date -- The date as of which the Group Contract is issued.


Covered Person -- The person whose life is insured under the Group Contract. The Covered Person is generally the Participant.


Death Benefit -- The amount payable upon the death of the Covered Person (before the deduction of any Certificate Debt or any outstanding charges).


Dividend -- A portion of Prudential's divisible surplus allocable to the Group Contract that may be credited to the Group

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



Contract as determined annually by Prudential's Board of Directors.


Eligible Group Members -- Members of the AICPA and/or a Qualified State Society of CPAs who are less than age 75 and not disabled under the terms of the CPA Flexible Life Insurance Plan. You may only be covered under either the CPA Flexible Life Insurance Plan (Contract GO-14273) or the Group Variable Universal Life Coverage, but not both.


Experience Credit -- A refund that Prudential may pay based on favorable experience under the Group Contract.


Face Amount -- The amount of life insurance in your Certificate. The Face Amount, along with your Certificate Fund, is a part of your Death Benefit.


Fixed Account -- An investment option under which Prudential guarantees that interest will be added to the amount deposited at a rate we declare periodically in advance of the effective date of the new rate.


Funds -- The Series Fund portfolios and other mutual fund portfolios in which the Separate Account invests. Your investment options include the Funds and the Fixed
Account.


Group Contract -- A Group Variable Universal Life insurance contract that Prudential issues to Bankers Trust Company, as Trustee of the American Institute of Certified Public Accountants Insurance Trust.


Group Contractholder -- Bankers Trust Company, as Trustee of the American Institute of Certified Public Accountants Insurance Trust.


Issue Age -- The Covered Person's Attained Age on the date that the insurance on that Covered Person goes into effect as defined by the Group Contract.


Loan Account -- An account within Prudential's general account to which we transfer from the Separate Account and/or the Fixed Account an amount equal to the amount of any loan.


Loan Value -- The amount (before any applicable transaction charge) that you may borrow at any given time under your Certificate. We calculate the Loan Value by multiplying the Certificate Fund by 90% (or higher where required by state law) and then subtracting any existing loan with accrued interest, any outstanding charges, and the amount of the next month's charges.


Modified Endowment Contract -- A type of life insurance contract or Certificate under the Internal Revenue Code which has been funded in excess of certain IRS limits. In general, a Certificate may be classified as a Modified Endowment Contract (or "MEC") if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made (or an additional insurance benefit removed). Less favorable tax rules, and in some cases a penalty tax, apply if you take distributions (such as withdrawals, loans or assignments) from a MEC. Regardless of classification as a MEC, cash value accrues on a tax deferred basis and the Death Benefit is generally received free of income tax. See Tax Treatment of

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



Certificate Benefits for a more complete description of the MEC rules.


Monthly Deduction Date -- The Contract Date and the first day of each succeeding month, except that whenever the Monthly Deduction Date falls on a date other than Business Day, the Monthly Deduction Date will be the next Business Day.


Net Premium -- Your premium payment minus any charges for taxes attributable to premiums or any other charges deducted from premium payments. Net Premiums are the amounts we allocate to the Separate Account and/or the Fixed Account.


Paid-up Coverage -- This type of life insurance coverage pays a Death Benefit of a specific amount that does not change. You make one initial premium payment to begin the coverage and never make any additional payments.


Participant -- An Eligible Group Member or Applicant Owner under a Group Contract who obtains insurance under the Group Contract and is eligible to exercise the rights described in the Certificate. We refer to Participants as "you" in this prospectus. If you validly assign your rights as a Participant to someone else, then that person may exercise those rights.

Separate Account -- Prudential Variable Contract Account GI-2, a separate investment account registered as a unit investment trust under the federal securities laws and established by Prudential to receive some or all of the Net Premiums and to invest them in the Funds.


Series Fund -- The Prudential Series Fund, Inc., a mutual fund with separate portfolios, some of which are available as investment options for the Group Contract.


Subaccount -- A division of the Separate Account. Each Subaccount invests its assets in the shares of a corresponding Fund.


We -- The Prudential Insurance Company of America.


You -- A Participant.

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



                      Directors and Officers of Prudential

                             Directors of Prudential


Franklin E. Agnew - Director since 1994 (current term expires April, 2000). Member, Committee on Dividends; Member, Finance Committee; Member Corporate Governance Committee. Business consultant since 1987. Senior Vice President, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc. John Wiley & Sons, Inc. and Erie Plastics Corporation. Age 63. Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.


Frederick K. Becker - Director since 1994 (current term expires April, 1999). Member, Auditing Committee, Member, Committee on Business Ethics; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 62. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.


James G. Cullen - Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, since 1997. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 55. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.


Carolyne K. Davis - Director since 1989 (current term expires April, 2001). Member, Finance Committee; Member Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor. National and International Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Instruments, Inc., Merck & Co., Inc., Science Applications International Corporation, Minimed Incorporated, and Beverley Enterprises. Age 65. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.


Roger A. Enrico - Director since 1994 (current term expires April, 2002). Member, Committees on Nominations & Corporate Governance; Member, Compensation Committee. Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Originally with PepsiCo, Inc. since 1971. Mr. Enrico is also a director of A.M. Belo Corporation and Dayton Hudson Corporation. Age 53. Address: 700 Anderson Hill Road, Purchase, NY 10577.


Allan D. Gilmour - Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford

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in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, USWest, Inc.,
The Dow Chemical Company and DTE Energy Company. Age 63. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.


William H. Gray, III - Director since 1991 (current term expires April, 2000). Member, Executive Committee; Member, Finance Committee; Chairman, Committees on Nominations & Corporate Governance. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Chase Manhattan Corporation, The Chase Manhattan Bank, Lotus Development Corporation, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Union-Pacific Corporation, Warner-Lambert Company, Westinghouse Electric Corporation, and Electronic Data Systems. Age 56. Address: 8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.


Jon F. Hanson - Director since 1991 (current term expires April, 2003). Member, Finance Committee; Member, Committee on Dividends. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director of United Water Resources, Orange & Rockland Utilities, Inc., and Consolidated Delivery and Logistics. Age 61. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.


Glen H. Hiner, Jr. - Director since 1997. (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1991. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation. Age 64. Address: One Owens Corning Parkway, Toledo, OH 43659.


Constance J. Horner - Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Corporation, and Pfizer, Inc. Age 55. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.


Gaynor N. Kelley - Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Former Chairman and Chief Executive Officer, The Perkins Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated, Arrow Electronics, Inc., and Alliant Techsystems. Age 66. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102-3777.


Burton G. Malkiel - Director since 1978 (current term expires April, 2002). Chairman, Finance Committee; Member, Executive Committee; Member, Committee on Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya, Baker Fentress & Company, The Jeffrey Company. The Southern New England Telecommunications Company, and Vanguard Group, Inc. Age 65.

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Address: Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ
08544-1021.


Arthur F. Ryan - Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Corp. from 1990 to 1994, with Chase since 1972. Age 55. Address: 751 Broad Street, Newark, NJ 07102.


Ida F.S. Schmertz - Director since 1997 (current term expires April, 2004). Member, Finance Committee. Principal, Investment Strategies International since 1994. Age 63. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.


Charles R. Sitter - Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 67. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.


Donald L. Staheli - Director since 1995 (current term expires April, 1999). Member, Compensation Committee; Member, Auditing Committee. Retired since 1997. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Mr. Staheli is also director of Bankers Trust Company and Bankers Trust New York Corporation. Age 66. Address: 39 Locust Street, Suite 204, New Canaan, CT 06840.


Richard M. Thomson - Director since 1976 (current term expires April, 2000). Chairman, Executive Committee; Chairman, Compensation Committee; Member, Committee on Nominations & Corporate Governance. Chairman of the Board, The Toronto-Dominion Bank since 1997. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of CGC, Inc., INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, and Canadian Occidental Petroleum, Ltd. Age 64. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.


James A. Unruh - Director since 1996 (current term expires April, 2000). Member, Compensation Committee. Retired since 1997. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Ameritech Corporation. Age 55. Address: Two Bala Plaza, Suite 300, Bala Cynwyd, PA 19004.


P. Roy Vagelos, M.D. - Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman and Chief Executive Officer, Merck & Co., Inc. from 1986 to 1994. Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 68. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.


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Stanley C. Van Ness - Director since 1990 (current term expires April, 2002).
Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 63. Address: 22 Chambers Street, Princeton, NJ 08542.


Paul A. Volcker - Director since 1988 (current term expires April, 2000). Chairman, Committee on Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1996. Chairman, James D. Wolfensohn, Inc. from 1988 to 1996. Chief Executive Officer, James D. Wolfensohn, Inc. from 1995 to 1996. Mr. Volcker is also a public member of the Board of Governors of the American Stock Exchange, a member of the Board of Overseers of TIAA-CREF, and a director of Nestle, S.A., UAL Corporation, and Bankers Trust New York Corporation. Age 70, Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.


Joseph H. Williams - Director since 1994 (current term expires April, 2002). Member, Committee on Dividends; Member, Auditing Committee. Director, The Williams Companies since 1971. Chairman & Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of Flint Industries, The Orvis Company, and MTC Investors, LLC. Age 64. Address: One Williams Center, Tulsa, OK 74172.


                        Principal Officers of Prudential


Arthur F. Ryan - Chairman, President and Chief Executive Officer since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation, New York, NY. Age 55.


E. Michael Caulfield - Chief Executive Officer, Prudential Investments since 1996; Chief Executive Officer, Money Management Group from 1995 to 1996; prior to 1995, President, Prudential Preferred Financial Services. Age 51.


Michele S. Darling - Executive Vice President Human Resources since 1997; prior to 1997, Executive Vice President, Canadian Imperial Bank of Commerce, Toronto, Canada. Age 44.


Robert C. Golden - Executive Vice President Corporate Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities, New York, NY. Age 51.


Mark B. Grier - Executive Vice President, Financial Management since 1997; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation, New York, NY. Age 44.

Rodger A. Lawson - Executive Vice President, Marketing and Planning since 1996; President and CEO, Van Eck Global, New York, NY, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company, New York, NY. Age 50.


John V. Scicutella - Chief Executive Officer, Individual Insurance Group since 1997; Executive Vice President Operations and Systems from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 48.


John R. Strangfeld - Executive Vice President, Private Asset Management Group
(PAMG) since 1998; President, PAMG, from 1996 to 1998; prior to 1996, Senior Managing Director. Age 44.


R. Brock Armstrong - Senior Vice President, Individual Insurance Development since 1997; prior to 1997, Executive Vice President, London Life Insurance Company, London, Canada. Age 50.


James J. Avery, Jr. - Senior Vice President & Chief Actuary since 1997; President Prudential Select from 1995 to 1997; prior to 1995, Chief Financial Officer, Prudential Select. Age 46.


Martin A. Berkowitz - Senior Vice President and Comptroller since 1995; prior to 1995, Senior Vice President and CFO, Prudential Investment Corporation. Age 48.


William M. Bethke - Chief Investment Officer since 1997; prior to 1997, Senior Vice President. Age 50.


Richard J. Carbone - Senior Vice President and Chief Financial Officer since 1997. Controller, Salomon Brothers, New York, NY, from 1995 to 1997; prior to 1995, Controller, Bankers Trust, New York, NY. Age 50.


Mark R. Fetting - President, Prudential Retirement Services since 1996; prior to 1996, President, Prudential Defined Contribution Services. Age 43.


William D. Friel - Senior Vice President and Chief Information Officer since 1993. Age 59.


Jean D. Hamilton - President, Diversified Group since 1995; prior to 1995, President, Prudential Capital Group. Age 51.


Ronald P. Joelson - Senior Vice President, Guaranteed Products since 1997; President, Prudential Investments Guaranteed Products from 1996 to 1998; prior to 1996, Managing Director, Enterprise Planning Unit. Age 40.


Ira J. Kleinman - Executive Vice President, International Insurance Group, since 1997; prior to 1997, Senior Vice President. Age 51.

Neil A. Mcguinness - Senior Vice President, Marketing, Prudential Investments, since 1996; prior to 1996, Managing Director, Putnam Investments, Boston, MA. Age 51.


Priscilla A. Myers - Senior Vice President, Audit, Compliance and Investigation since 1995. Vice President and Auditor from 1989 to 1995. Age 48.


I. Edward Price - Senior Vice President and Actuary since 1995; prior to 1995, Chief Executive Officer, Prudential International Insurance. Age 55.


Kiyofumi Sakaguchi - President, International Insurance Group since 1995; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 55.


Brian M. Storms - President, Mutual Funds and Annuities, Prudential Investments since 1996; prior to 1996, Managing Director, Fidelity Investments, Boston. Age 43.


Robert J. Sullivan - Senior Vice President, Sales, Prudential Investments since 1997; prior to 1997, Managing Director, Fidelity Investments, Boston. Age 59.


Susan J. Blount - Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 40.


C. Edward Chaplin - Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 41.



Prudential officers are elected annually.

                              FINANCIAL STATEMENTS

         [Financial statements to be added by post-effective amendment.]

PROSPECTUS
May 1, 1999

The Prudential Insurance Company of America
The Prudential Variable Contract Account GI - 2

Group Variable Universal Life Insurance
For Employees of Morgan Guaranty Trust of NY

This document is a prospectus. It tells you about a Group Variable Universal Life Insurance contract offered by The Prudential Insurance Company of America ("Prudential," "we," "our," or "us") to Morgan Guaranty Trust of NY ("Morgan Guaranty"). The benefits available under the Group Variable Universal Life Insurance Contract (the "Group Contract") are in addition to any Basic Employee Term Life Insurance benefits.

Eligible Group Members are full-time and regular part-time employees of Morgan Guaranty, including its subsidiaries and its affiliated companies, who are on the U.S. payroll and scheduled to work 20 hours or more in a week.

We will give a Certificate to each Eligible Group Member or spouse who buys coverage under the Group Contract. We will refer to each person who buys coverage as a "Participant." When we use the terms "you" or "your", we mean a Participant.

The Group Contract and Certificates provide life insurance protection with flexible premium payments and a choice of underlying investment options. The Death Benefit and Cash Surrender Value will change daily, depending on the performance of the investment options you select. The Death Benefit will usually not be less than the Face Amount of the Certificate. Surrenders, partial withdrawals and loans are available but certain rules and limits apply to how they work.

We have tried to make this prospectus easy to understand. Still, the meaning of some terms are special because they describe concepts used mostly in insurance contracts. To help you understand what these terms mean, we added a Definitions of Special Terms section on page XX. It's easy to recognize a defined term -- we capitalize any defined terms that we use.

A word about replacing your life insurance: You should know that, most times, it is not in your best interest to replace one life insurance policy with another one. When you need additional life insurance, it is usually better for you to add coverage -- either by asking for a new policy or by buying additional insurance -- than it is for you to replace a policy. In that way, you don't lose benefits under the policy you already have.

If you are thinking about replacing a life insurance policy you already have so that you can obtain Group Variable Universal Life Insurance, you should consider your choices carefully. Compare the costs and benefits of adding coverage to your current policy against the costs and benefits of Group Variable Universal Life Insurance. You should get advice from a tax advisor.

You should read this prospectus carefully and keep it for future reference. This document will be followed by prospectuses for each of the funds under the group program that will be available to you.
The Group Contractholder chose the funds that are available to you.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                   The Prudential Insurance Company of America
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone (800) 562-9874

The SEC maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding issuers that file electronically with the SEC.

The Prudential Variable Contract Account GI-2

The Prudential Variable Contract Account GI-2 (called the "Separate Account") has a number of investment options, twelve of which are currently available to you. We call each option a "Subaccount." We will invest the assets of each Subaccount in one of three families of mutual funds. They are:

o    The Prudential Series Fund, Inc. (called the "Series Fund")

o    The J.P. Morgan Series Trust II

o    The American Century Variable Portfolios, Inc.

When we refer to "Funds" in this prospectus, we mean all or any of these funds.

You may choose investment options from among the twelve available Funds or you may choose to invest in the Fixed Account. (The Fixed Account is an investment option for which Prudential guarantees that the effective annual interest rate will be at least 4%.)

Once you select the investment options you want, Prudential will direct your premium payments to the Subaccount associated with those Funds or to the Fixed Account.

We describe the twelve available Funds briefly in the section called "The Funds." It starts on page X. We will send you a prospectus for each Fund selected by your Group Contractholder. The Fund prospectuses tell you about the objectives and policies for each Fund, as well as about the risks of investing in each Fund.

                                Table of Contents

                                                                            Page

Brief Description of the Group Contract and Certificate.....................

Illustrations of Death Benefits and Cash Surrender Values...................

General Information about Prudential, The Prudential Variable Contract
Account GI-2, and The Variable Investment Options under the Certificates....
   The Prudential Insurance Company of America..............................
   The Prudential Variable Contract Account GI-2............................
   The Funds................................................................
   Fund Names and Objectives................................................
   Fund Fees and Expenses...................................................
   Fund Advisers............................................................
   The Fixed Account........................................................

Detailed Information About the Certificates.................................
   Who is Eligible for Coverage.............................................
   How Prudential Issues Certificates.......................................
   A "Free Look" Period.....................................................
   Evidence of Good Health..................................................
   Procedures...............................................................
   Premiums.................................................................
   Effective Date of Insurance..............................................
   How Prudential Will Deposit and Invest Premium Payments..................
   How You Can Change the Way Prudential Allocates Future Premium Payments.. How You Can Transfer Amounts In Your Certificate Fund
   From One Investment Option to Another....................................
   Dollar Cost Averaging....................................................
   Death Benefits...........................................................
   Changes in Face Amount...................................................
   Charges and Expenses.....................................................
   Cash Surrender Value.....................................................
   Full Surrenders..........................................................
   Paid-up Coverage.........................................................
   Partial Withdrawals......................................................
   Loans....................................................................
   Lapse....................................................................
   Termination of the Group Contract........................................
   Participants Who Are No Longer Eligible Group Members
   (or Spouses of Eligible Group Members)...................................
   Options on Termination of Coverage.......................................
   Reinstatement............................................................

   Tax Treatment of Certificate Benefits....................................
   ERISA Considerations.....................................................
   When Proceeds Are Paid...................................................
   Beneficiary..............................................................
   Incontestability.........................................................
   Misstatement of Age......................................................
   Suicide Exclusion........................................................
   Assignment...............................................................
   Voting Rights............................................................
   Substitution of Fund Shares..............................................
   Reports..................................................................
   Sale of the Contract and Sales Commissions...............................
   Ratings and Advertisements...............................................
   Services Performed by Third Parties......................................
   State Regulation.........................................................
   Experts..................................................................
   Litigation...............................................................
   Year 2000 Compliance.....................................................

Definitions of Special Terms Used in this Prospectus........................

Directors and Officers of Prudential........................................

Financial Statements........................................................

Consolidated Financial Statements of The Prudential Insurance
Company of America and Subsidiaries.........................................



You should not consider this prospectus to be an offering in any jurisdiction where an offering may not be lawfully made. You should rely on the information contained in this prospectus and any supplement to it. We have not authorized anyone to provide you with information that is different.

Brief Description of the Group Contract and Certificate

In this section of the prospectus, we answer some questions that are frequently asked about the Group Variable Universal Life Insurance issued to Morgan Guaranty and about the Certificates issued under the Group Contract. You can find more detailed information on later pages of the prospectus.

The Group Contract and Certificate provide even more detailed information. You will get a Certificate if you buy the Group Variable Universal Life Insurance.


What is the Group Variable Universal Life Insurance contract?

It is an insurance contract issued by Prudential to Morgan Guaranty. It states all the terms of the agreement between Prudential and Morgan Guaranty. It forms the entire agreement between them. Among other things, the Group Contract defines which members of the group are eligible to buy the Group Variable Universal Life Insurance.

We will give a Certificate to each Eligible Group Member and spouse who buys coverage under the Group Contract. The Certificate provides for a Death Benefit and a Cash Surrender Value. The Death Benefit and the Cash Surrender Value can change every day. They change based on the performance of the investment options you selected.


How does Prudential calculate the Certificate's Death Benefit?

When you buy Group Variable Universal Life Insurance, you will choose a Face Amount of insurance, within certain limits. Prudential will calculate the Death Benefit like this:

o The Death Benefit is the Face Amount of insurance plus the value of your Certificate Fund on the date of your death minus any Certificate Debt and outstanding charges.

(In some cases, we will increase the Death Benefit to an amount that is more than the Face Amount plus the value of the Certificate Fund. We will do that to make sure that the Certificate meets the definition of "life insurance" under the Internal Revenue Code. We will still deduct any Certificate Debt and outstanding charges.)

The Certificate Fund consists of the Net Premiums that we invest in the investment options you selected. Prudential will deduct its charges for the insurance from the Certificate Fund. The value of the Certificate Fund will change each day based on the performance of those investment options and to reflect the deduction of daily charges.

See the Death Benefits section on page X.

How does Prudential calculate the Cash Surrender Value of the Certificate?

Prudential calculates the Cash Surrender Value of a Certificate like this:

o The Cash Surrender Value is the value of the Certificate Fund on the day of the surrender minus any Certificate Debt and outstanding charges.

See the Cash Surrender Value section on page X.


What premiums must I pay?

You can usually choose how often you pay premiums and the amount of premiums. Participants and spouses employed by Morgan Guaranty, its subsidiaries and affiliates will generally make premium payments by automatic payroll deduction.

Prudential will keep your insurance in force as long as the balance in your Certificate Fund is enough to pay the charges that are due to Prudential each month. If the balance in your Certificate Fund is not enough to pay any month's charges, you must make a premium payment that is enough to bring your Certificate Fund balance above this minimum amount. You must make that payment during the grace period. If you don't, your insurance coverage will end.

See the Premiums section on page X.


What investment options are available?

The Separate Account has twelve Subaccounts that are currently available to Participants. We invest the assets of each Subaccount in its corresponding Fund.

In the future, Morgan Guaranty may make additional Funds available, up to a maximum of twenty Funds.

You may invest in any of the twelve Funds and in the Fixed Account. (The Fixed Account is an investment option for which Prudential guarantees that the effective annual interest rate will be at least 4%. See The Fixed Account section on page X.)

See The Funds section on page X. The prospectuses for each Fund also give more information about each Fund.

Does Group Variable Universal Life Insurance offer choice and flexibility in the amount of insurance protection I can get?

Yes. The Death Benefit under a Certificate includes, among other things, the value of your Certificate Fund. The value of your Certificate Fund will vary with the investment performance of the investment options you select. So, your Death Benefit could grow more than it could under a certificate that does not include investment options. But, the Death Benefit may also go down if the investment options in your Certificate Fund have poor investment performance.

You choose how to invest the amount you have in your Certificate Fund. You may choose more aggressive Funds or less aggressive Funds. What you choose depends on your personal circumstances and your investment objectives and how they may change over time.

If you prefer to avoid or reduce the risks that come with investing in the Funds, you can choose to direct some or all of the amount in your Certificate Fund to the Fixed Account. Prudential guarantees that the part of your Certificate Fund that is directed to the Fixed Account will earn interest daily at a rate that Prudential declares periodically. That rate will change from time to time, but it will never be lower than 4%. See The Fixed Account section on page X.


What charges does Prudential make?

We deduct certain charges from each premium payment that you make and from the amounts that are held in each investment option. These charges compensate us for insurance costs, risks, and expenses.

All charges made by Prudential are described in detail in the Charges and Expenses section on page XX. This chart briefly outlines the charges that may be made:

--------------------------------------------------------------------------------
     You make a premium payment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Then, Prudential deducts these charges:

o A charge for taxes on premium payments. Currently, this charge is 2.3%. (In some states, this charge is known as a premium-based administrative charge.)

o    A processing charge of up to $2. We do not currently impose this charge.

o    A sales charge of up to 3 1/2%. We do not currently impose this charge.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     The remainder is your Net Premium Amount

     This is the amount that you can invest in one or more of the available investment options.


--------------------------------------------------------------------------------
     Daily Charges

After your Net Premium Amount is directed to your investment option(s), Prudential deducts these daily charges from the Subaccounts (but not from the Fixed Account):

o A daily charge for mortality and expense risks. This charge is deducted from the assets of the Subaccount(s) that correspond to the Fund(s) you selected.

     Currently, this charge is equivalent to an effective annual rate of 0.45%. Prudential guarantees that this charge will not be more than an effective annual rate of 0.90%.

o A daily charge for investment management fees and expenses. These charges are deducted from the assets of the Fund(s) you selected. The Funds set these charges. The charges are described more fully on pages X to XX.

In 1998, the total expenses (after expense reimbursement) of the Funds ranged from X.XX% to X.XX% of their average net assets.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Monthly Charges

Prudential deducts these charges from your Certificate Fund each month:

o A charge for administrative expenses. Currently, this charge may be up to $2 per month. Prudential guarantees that it will not be more than $6 per month.

o    A charge for the cost of insurance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Additional Charges

The Group Contract also permits Prudential to make the following transaction charges:

o When you request more than 12 transfers between investment options in a Certificate Year. The charge may be up to $20 for each transfer after the 12th one. This charge will not increase.

o When a Participant who is no longer an Eligible Group Member continues coverage on a Portable basis. The additional administrative charge for direct billing is $3 per bill. The Participant may elect to receive quarterly, semi-annual or annual bills.

Also, Prudential has the right to make a charge for any taxes that may be imposed on the operations of the Separate Account. No such charge is currently made. Prudential also has the right to assess charges for certain other transactions.
--------------------------------------------------------------------------------


Can I make withdrawals from the Certificate Fund?

Yes. You may request a partial withdrawal from the Certificate Fund. You may also surrender your insurance and receive its Cash Surrender Value. See the Partial Withdrawals section on page XX and the Full Surrenders section on page XX.


Can I take loans?

Yes. You may borrow money from your Certificate Fund. The Loan Value, which is the maximum amount you may borrow, is 90% of your Certificate Fund minus any existing loan (and its accrued interest), outstanding charges, and the amount of the next month's charges. In states that require it, you may borrow a greater amount.

When you take a loan from your Certificate Fund, here's what happens:

o The amount of the loan is transferred from your investment options to a Loan Account. This Loan Account is still part of your Certificate Fund.

o The Loan Account earns interest at an effective annual rate that is currently 1% less than the rate Prudential charges as interest on the loan.

The term "Certificate Debt" is used to mean any outstanding loan plus its accrued interest. Certificate Debt is deducted from any amount payable at the Covered Person's death. It is also deducted from the Certificate's Cash Surrender Value.

How is my insurance coverage affected when I am no longer a member of the group?

You may continue your insurance even though you are no longer part of the group or no longer the spouse of an Eligible Group Member, if you meet eligibility requirements. The charges for continued insurance may be higher.

You may also surrender the insurance for its Cash Surrender Value, elect to use the Cash Surrender Value to buy Paid-up Coverage, or convert the insurance to an individual life insurance policy.

See the Options on Termination of Coverage section on page XX.

What is the Federal income tax status of amounts received under the Certificate?

Variable life insurance contracts receive the same Federal income tax treatment as conventional life insurance contracts (those where the amount of the death benefit is fixed instead of variable). Here's what that means:

o First, the Death Benefit is generally not included in the gross income of the beneficiary.

o Second, increases in the value of the Certificate Fund are generally not included in the taxable income of the Participant. This is true whether the increases are from income or capital gains.

o Third, surrenders and partial withdrawals are generally treated first as a return of your investment in the Certificate and then as a distribution of taxable income.

o    Fourth, loans are not generally treated as distributions.

See the Tax Treatment of Certificate Benefits section on page XX. You should consult your tax advisor for guidance on your specific situation.



Illustrations of Death Benefits and Cash Surrender Values

On the next two pages, we show you two examples of how the Death Benefit and the Cash Surrender Value of your Certificate can change as a result of the performance of the investment options you select. The examples are not our prediction of how value will grow. They are hypothetical examples and are just intended to show you how a Certificate works.

We call these examples "illustrations." The illustrations are based on several assumptions about the age of the Participant, the amount of insurance, and the rules of the Group Contract that the Participant is covered under.


Assumptions we used for both illustrations:

Here's what we assumed about the Certificate in both illustrations:

o The Participant was 40 years old when he or she bought the Group Variable Universal Life Insurance Certificate.

o    The Face Amount of insurance under the Certificate is $100,000.

o The Participant makes a $100 payment on the first day of each month, for a total of $1,200 over the course of each year.

o The Participant allocated the Certificate Fund so that an equal amount is invested in each of the twelve available Funds.

o Prudential deducts monthly Certificate Fund charges on the first day of each month.

o Prudential deducts a charge for taxes on premium payments of 2.3% of each premium payment.


Illustration #1

In Illustration #1, we assumed that Prudential will make the maximum charges permitted by the Group Contract for sales, processing, administrative expenses, mortality and expense risk, cost of insurance and surrender charges. We assumed the maximum level of charges will stay in effect for the entire time the Certificate is in effect. (Current charges are less than these assumptions, but Prudential has the right to charge up to these maximum amounts.)

Specifically:

o    The sales charge is 3.5% of premiums.

o    The premium processing charge is $2.

o The surrender charge is equal to the lesser of $20 and 2% of the amount you receive upon surrender.

o    The charge each month for administrative expenses is $6.

o The daily charge for mortality and expense risks is equivalent to an effective annual rate of 0.90%.

o The Participant has cost of insurance charges equal to the maximum rates. (The maximum rates that can be charged are 150% of the 1980 Commissioner's Standard Ordinary Mortality Table (Male), Age Last Birthday (the "1980 CSO Table")).


Illustration #2

In Illustration #2, we changed our assumptions about the charges Prudential will deduct instead of maximum charges, we assumed that Prudential will deduct its current level of charges for sales, processing, administrative expenses, mortality and expense risk, cost of insurance, and surrender charges. We assumed the current level of charges will stay in effect for the entire time the Certificate is in effect.

Specifically:

o Prudential will make no sales charge, processing charge, or surrender charge.

o    The charge each month for administrative expenses is $2.

o The daily charge for mortality and expense risks is equivalent to an effective annual rate of 0.45%.

o The cost of insurance charges are those currently used for a non-smoker under the Morgan Guaranty Group Contract.


Assumptions about investment performance

Each illustration shows three different assumptions about the investment performance or "investment return" - of the Funds. The three different assumptions are:

o    Gross annual rate of return is 0%

o    Gross annual rate of return is 4.5%

o    Gross annual rate of return is 9%

These are only assumptions to show how the Death Benefit and Cash Surrender Value change depending on the investment return. Actual investment return will depend on the investment options you select and will vary from year to year.

Walking Through The Illustrations

Here's what to look for in the illustrations:

o    The first column shows the Certificate Year.

o The second column gives you some context for comparing the investment return under the Certificate to the return you might expect from a savings account. It shows the amount you would accumulate if you invested the same premiums in a savings account crediting a 4% effective annual rate. (Of course, a savings account does not offer life insurance protection like the Certificate does.)

o The next three columns show what the Death Benefit would be for each of the three investment return assumptions (0%, 4.5%, and 9%).

o The last three columns show what the Cash Surrender Value would be for each of the three investment return assumptions (0%, 4.5%, and 9%).


You should note that:

o    Both "gross" and "net" investment returns are shown.

o "Gross" investment return reflects the combined effect of both income on the investment and capital gains. It is the amount of return before Prudential takes out any of its charges and before any Fund investment management fees and other expenses are taken out.

o "Net" investment return is the amount of the investment return after Prudential takes out its charges and after Fund investment management fees and other expenses are taken out. Since Illustration #1 and Illustration #2 use different assumptions about charges, the "net" investment returns for each illustration are different.

o The net return reflects an average total annual expense ratio of the twelve available Funds of X.XX% and the daily mortality and expense risk charges described above.

o For Illustration #2, Prudential's charges are at 0.45% per year. So, gross returns of 0%, 4.5%, and 9% become net returns of X.XX%, X.XX%, and X.XX%.

o For Illustration #1, Prudential's charges are at 0.90% per year. So, gross returns of 0%, 4.5%, and 9% become net returns of X.XX%, X.XX%, and X.XX%.

o The Death Benefits and Cash Surrender Values are shown with all of Prudential's charges and investment management fees and other expenses taken out.

o    We assumed no loans or partial withdrawals were taken.

o Neither illustration reflects Dividends or Experience Credits. (Prudential may pay Dividends or Experience Credits to Group Contractholders. See the Dividends or Experience Credits section on page XX.)


If you ask, Prudential will give you a similar illustration for a Certificate that shows your age, risk class, proposed Face Amount of insurance, and proposed premium payments. We refer to this as a "personalized illustration."


Illustrations

     1. Change title on first page to "Illustration #1" and title on second page to Illustration #2.

     2.   Change caveats on both pages to:

We show these rates of investment return only to help you understand how the Certificate works. You should not assume that the investment rates of return are actual rates of return. You should also not assume that these rates are examples of past or future investment performance. Neither Prudential nor the Funds can tell you whether these rates of investment return can actually be achieved.

The actual rates of investment return for your Certificate will depend on how the investment options that you choose perform. You may earn more or less than what is shown in the illustration.

The Death Benefits and Cash Surrender Values would be different from those shown if the actual rate of return for a Certificate Year varied above or below the average, hypothetical rates of 0%, 4.5%, and 9%.

General Information About:

o    Prudential

o    The Prudential Variable Contract Account GI-2

o    The Variable Investment Options under the Certificates


The Prudential Insurance Company of America

The Prudential Insurance Company of America ("Prudential") is a mutual insurance company, founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two years or more to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Any plan of reorganization adopted by the Board of Directors would have to be approved by qualified policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.

Prudential is licensed to sell life insurance and annuities in all states, in the District of Columbia, and in all United States territories and possessions.

Prudential's consolidated financial statements begin on page XX and should be considered only as bearing upon Prudential's ability to meet its obligations under the Group Contracts and Certificates.

Prudential and its affiliates act in several ways with respect to registered investment companies, including depositor, advisor, and principal underwriter.


The Prudential Variable Contract Account GI-2

The Prudential Variable Contract Account GI-2 (the "Separate Account") was established on June 14, 1988 under New Jersey law as a separate investment account. The Separate Account meets the definition of a "separate account" under the federal securities laws. The Separate Account holds assets that are segregated from all of Prudential's other assets.

The obligations arising under the Group Contracts and the Certificates are general corporate obligations of Prudential. Prudential is also the legal owner of the assets in the Separate Account. Prudential will maintain assets in the Separate Account with a total market value at least equal to the liabilities relating to the benefits attributable to the Separate Account. These assets may not be charged with liabilities which arise from any other business Prudential conducts. In addition to these assets, the Separate Account's assets may include funds contributed by Prudential to commence operation of the Separate Account and may include accumulations of the charges Prudential makes against the Separate Account. From time to time, these additional assets will be transferred to Prudential's general account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Separate Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the federal securities laws as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a part or division of Prudential. There are currently 136 Subaccounts within the Separate Account, each of which invests in a corresponding Fund. Prudential reserves the right to take all actions in connection with the operation of the Separate Account that are permitted by applicable law (including those permitted upon regulatory approval).


The Funds

Set out below is a list of each Fund, its investment objectives, investment management fees and other expenses, and its investment advisor/investment manager. Some Funds also provide information about their principal strategies.

Certain of the Funds have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act, and under those plans, the Fund may make payments to Prudential and/or its affiliate for certain marketing efforts.

Fund Names and Objectives

The Prudential Series Fund, Inc.

The portfolios of the Series Fund in which the Separate Account may currently invest and their investment objectives, principal strategies and fees are as follows:

Flexible Managed Portfolio: The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of money market instruments, debt obligations and common stocks.

Global Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

High Yield Bond Portfolio: The investment objective is a high total return. The Portfolio invests primarily in high yield/high risk debt securities.

Money Market Portfolio: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in short-term debt obligations that mature in 13 months or less.

Prudential Jennison Portfolio: The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in equity securities of major established corporations that offer above average growth prospects.

American Century Variable Portfolios, Inc.

The portfolios of American Century Variable Portfolios, Inc. in which the Separate Account may currently invest and their investment objectives and fees are as follows:

VP Balanced Portfolio: The investment objective of the VP Balanced Portfolio is capital growth and current income. Management of the Portfolio intends to maintain approximately 60% of the Portfolio's assets in the equity securities described in the prospectus, and intends to maintain approximately 40% of the Portfolio's assets in fixed income securities.

VP International Portfolio: Seeks capital growth over time by investing in common stocks of foreign companies considered to have better-than-average prospects for appreciation.

VP Value Portfolio: Seeks long-term capital growth with income as a secondary objective. The fund seeks to achieve its objectives by investing primarily in equity securities of well-established companies that are believed by management to be undervalued at the time of purchase.

J.P. Morgan Series Trust II

The portfolios of the J.P. Morgan Series Trust II in which the Separate Account may currently invest and their investment objectives and fees are as follows:

J.P. Morgan Bond Portfolio: Seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

J.P. Morgan Equity Portfolio: Seeks to provide a high total return from a portfolio comprised of selected equity securities. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests primarily in the common stock of U.S. corporations with market capitalizations above $1.5 billion.

J.P. Morgan International Opportunities Portfolio: Seeks to provide a high total return from a portfolio of equity securities of foreign corporations. Total return will consist of realized and unrealized capital gains and losses plus income less expenses.

J.P. Morgan Small Company Portfolio: Seeks to provide a high total return from a portfolio of equity securities of small companies. Total return will consist of realized and unrealized capital gains and losses plus income less expenses. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations less than $1 billion.

Fund Fees and Expenses


================================================================================================================
                                                                                                   Total Fund
                                                         Investment             Other            Annual Expenses
                      Funds                            Management Fee         Expenses           (After Expense
                                                                                                 Reimbursements)
----------------------------------------------------------------------------------------------------------------
The Series Fund
 Flexible Managed Portfolio (1)                            _.__%                _.__%                  _.__%
 Global Portfolio (1)                                      _.__%                _.__%                  _.__%
 High Yield Bond Portfolio (1)                             _.__%                _.__%                  _.__%
 Money Market Portfolio (1)                                _.__%                _.__%                  _.__%
 Prudential Jennison Portfolio (1)                         _.__%                _.__%                  _.__%
================================================================================================================
American Century Variable Portfolios, Inc.
 VP Balanced Portfolio (2)                                 _.__%                _.__%                  _.__%
 VP International Portfolio (2)                            _.__%                _.__%                  _.__%
 VP Value Portfolio (2)                                    _.__%                _.__%                  _.__%
================================================================================================================
J.P. Morgan Series Trust II
 J.P. Morgan Bond Portfolio (3)                            _.__%                _.__%                  _.__%
 J.P. Morgan Equity Portfolio (3)                          _.__%                _.__%                  _.__%
 J.P. Morgan International                                 _.__%                _.__%                  _.__%
      Opportunities Portfolio (3)
 J.P. Morgan Small Company Portfolio (3)                   _.__%                _.__%                  _.__%
================================================================================================================

(1) Series Fund. With respect to the Series Fund portfolios, except for the Global Portfolio, Prudential reimburses a portfolio when its ordinary operating expenses, excluding taxes, interest, and brokerage commissions exceed _.__% of the portfolio's average daily net assets. The amounts listed for the portfolios under Other Expenses are based on amounts incurred in the last fiscal year.

(2)  Fees are all-inclusive.

(3) The information in the foregoing table has been restated to reflect an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of Morgan, to reimburse the Trust to the extent certain expenses exceed in any fiscal year _.__%, _.__%, _.__% and _.__% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan International Opportunities Portfolio and J.P. Morgan Small Company Portfolio, respectively. Without such reimbursements, total fund annual expenses would have been _.__% for the J.P. Morgan Bond Portfolio, _.__% for the J.P. Morgan Equity Portfolio, _.__% for the J.P. Morgan International Opportunities Portfolio and _.__% for the J.P. Morgan Small Company Portfolio.

Fund Advisers

Prudential is the investment adviser of each of the portfolios of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102- 3777. Prudential has a service agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a subadvisory agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential, PIC and Jennison are registered as investment advisers under the Investment Advisers Act of 1940.

The investment adviser for each fund is American Century Investment Management, Inc. ("ACIM"). ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. Funds Distributor, Inc. distributes shares of American Century funds, and all sales of fund shares are subject to approval by Funds Distributor, Inc.

J.P. Morgan Investment Management Inc. ("Morgan" or the "Adviser") serves as the investment adviser to each of the above-mentioned portfolios. Morgan's principal business address is 522 Fifth Avenue, New York, New York 10036. The Trust's distributor is Funds Distributor, Inc. located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.


Certain of the Funds have investment objectives and policies closely resembling those of mutual funds within the same complex that are sold directly to individual investors. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of its retail fund counterpart.

You will receive a prospectus for each available Fund. That prospectus will describe the Fund, its investment objective and strategies, its risks, and its management fees and other expenses. You should read the Fund prospectuses together with this prospectus. As with all mutual funds, a Fund may not meet its investment objective. Subject to applicable law, Prudential may stop offering one or more funds or may substitute a different mutual fund for any Fund.

Each Fund has provided Prudential with information about its management fees and other expenses. Except for the Series Fund, Prudential has not verified that information independently.


The Fixed Account

You may invest all or part of your Certificate Fund in the Fixed Account. The amount invested in the Fixed Account becomes part of Prudential's general assets, commonly referred to as the general account. The part of the Certificate Fund that you invest in the Fixed Account will accrue interest daily at a rate that Prudential declares periodically. This rate will not be less than an effective annual rate of 4%. Prudential may in its sole discretion sometimes declare a higher rate. At least annually and anytime you ask, we will tell you what interest rate currently applies. Under some Group Contracts, Prudential may determine interest rates based on the contract year we receive the premium payments.

We strictly limit your right to make transfers out of the Fixed Account. See Transfers, page XX. Prudential has the right to delay payment of any Cash Surrender Value attributable to the Fixed Account for up to 6 months. See When Proceeds Are Paid, page XX.

Because of exemptive and exclusionary provisions, Prudential has not registered the Fixed Account or the general account under the federal securities laws. Prudential has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosures concerning the Fixed Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy of statements made in a prospectus.


Detailed Information About the Certificates

Who is Eligible for Coverage

Eligible Group Members are full-time and regular part-time employees of Morgan Guaranty, including its subsidiaries and its affiliated companies, who are on the U.S.

payroll and scheduled to work 20 hours or more in a week. Subsidiaries and affiliated companies include all companies that Morgan Guaranty asked Prudential to include in the Group Contract, provided Prudential has agreed to include them.

An Eligible Group Member's spouse may apply separately for coverage under the Group Contract.

Former employees (and their spouses) who retire or otherwise end employment after January 1, 1999 may continue their coverage on a Portable basis, if they meet certain eligibility requirements. See the Participants Who Are No Longer Eligible Group Members section on page XX.


How Prudential Issues Certificates

To apply for coverage under a Group Variable Universal Life Insurance Contract, an Eligible Group Member or spouse must fill out an enrollment form. Prudential may ask questions about the health of the person whose life is to be covered, and may ask that person to have a medical exam. See the Evidence of Good Health section on page XX.

If Prudential approves the person for coverage, that person will become a Participant under the Group Variable Universal Life Insurance. Prudential will issue a Certificate to each Participant. The Certificate tells you about the rights, benefits, coverage, and obligations of the Group Variable Universal Life Insurance.

Minimum and Maximum Face Amounts of Insurance: For a Certificate that covers an Eligible Group Member's life, the minimum Face Amount of Insurance is generally $50,000. The maximum Face Amount is generally the lesser of $1,500,000 and five times that person's Annual Base Salary at the time of enrollment.

For a Certificate that covers the life of a spouse, the minimum Face Amount of Insurance is $50,000. The maximum Face Amount is $300,000.

Minimum and Maximum Ages: Generally, Prudential will not issue Certificates for a person who is younger than 18 or older than 74. And, Prudential will generally end a Participant's coverage at age 100.

When a Participant reaches age 100, we make available these three options:

o You may ask to receive the Cash Surrender Value of the Certificate. (Prudential believes that a cash surrender upon termination of coverage will be subject to the same tax treatment as other surrenders. See the Tax Treatment of Certificate Benefits on page XX.)

o You may use some or all of the Certificate Fund to buy Paid-up Coverage. See the Paid-up Coverage section on page X.

o You may remain invested in your investment options. Under this option, we will no longer deduct monthly charges for the cost of insurance. The Death Benefit will change. Specifically, the Death Benefit will be equal to the amount of the Certificate Fund, minus any Certificate Debt and outstanding charges. The Death Benefit will no longer include the Face Amount of insurance. Also, we will no longer allow you to make premium contributions. You can still make loan repayments.


A "Free Look" Period

You may return a Certificate for a refund within 10 days after you receive it. These 10 days are known as the "free look" period. Some states allow a longer period. You can ask for a refund by mailing the Certificate back to Prudential.

If you cancel your coverage during the free look period, we will generally refund the premium payments you made, minus any loans or withdrawals that you took. We will not add or subtract any gain or loss that would have come from the investment options you chose (unless a state law requires that we take those gains or losses into account when we make a refund). When we make a refund, we will not deduct any charges.

During the first 10 days after the Certificate Date, your premium payments will be invested in the Series Fund Money Market Portfolio. Prudential reserves the right to limit contributions and transactions during the free look period.


Evidence of Good Health

For Face Amounts of Insurance up to the lesser of two times your Annual Base Salary and $100,000, Prudential will ask you to answer questions about your health. If you answer positively to any of the questions, Prudential may ask you to have medical testing.

For amounts of insurance greater than the lesser of two times your Annual Base Salary and $100,000, Prudential will ask you to have medical testing.

A Covered Person who was enrolled and approved prior to January 1, 1999 does not have to provide evidence of good health for any amount of coverage already approved by Prudential.

Procedures

An Eligible Group Member or spouse who wants to buy Group Variable Universal Life Insurance will submit an enrollment form to Prudential. Eligible Group Members will generally make routine premium payments by automatic payroll deduction. The spouse of an Eligible Group Member will generally make routine premium payments by automatic deduction from the Eligible Group Member's pay.

Participants should submit other premium payments, transfer orders, reallocations, loan and withdrawal requests and other communications about the coverage directly to Prudential. Prudential has forms to use for each transaction. The forms set out the procedures for each transaction. Forms are available from Morgan Guaranty or from Prudential. Prudential will consider enrollment forms, payments, orders and other documents to be "received" when they are received in good order by Prudential at the address shown on the form.

When Prudential reconciles financial transactions. Prudential usually reconciles financial transactions at the end of the day, when most banks and financial institutions have closed for the evening. As a result, some transactions (for example, premium payments, loan repayments, or withdrawals) cannot be completed until the next business day. Usually, this will result in a one-day delay in the movement of money from one investment option to another. During any delay, Prudential may place this money in an unallocated account owned by Prudential that pays a market rate of interest. The short term interest ("float") earned on this money will be retained by Prudential as compensation for services rendered. This interest will not be paid from a Participant's Certificate Fund, and will not reduce the value of the Certificate Fund.

Transfers among the Funds and dollar cost averaging are not subject to this possible delay.


Premiums

Routine premium payments: You will be responsible for making all premium payments. You will usually be able to decide when to make premium payments and how much each premium payment will be. You just have to make sure that there is enough money in your Certificate Fund - minus Certificate Debt and outstanding charges - to cover each month's charges. If there is not enough money on any Semi-Monthly Deduction Day (or Monthly Deduction Day for a Participant who does not generally pay premium payments by automatic payroll deduction), your insurance will end (in insurance terms, it will "lapse"). See the Lapse section on page XX to learn how your insurance will end and what you can do to stop it from ending.

Participants who are Eligible Group Members generally pay routine premiums through automatic payroll deduction. Eligible Group Members whose spouses are Participants also generally pay the spouse's routine premiums through automatic payroll deduction. If an Eligible Group Member does pay routine premiums through automatic payroll deduction, the minimum deduction per payroll period is $10. If you make routine premium payments below the minimum, you can make them directly to Prudential.

Participants who continue their coverage on a Portable basis will be billed directly by Prudential. The Participant may choose to be billed quarterly, semi-annually, or annually.

Additional premium payments: In addition to routine premium payments, you may make additional premium payments at any time directly to Prudential, subject to the applicable charges. Each additional premium payment must be at least $100. Prudential reserves the right to limit the amount of additional premiums.

Effect of premium payments on tax status: If you pay additional premiums, we may need to increase your Death Benefit (and corresponding cost of insurance charges) to continue to qualify it as life insurance for federal tax purposes. Also, if you make premium payments above certain limits, the tax status of the insurance may change to that of a Modified Endowment Contract under the Internal Revenue Code. That status could have significant disadvantages from a tax standpoint.

We reserve the right to return any premium payment that would cause your insurance to fail to qualify as life insurance under applicable tax laws, or that would increase the Death Benefit by more than it increases the Certificate Fund.

See the Tax Treatment of Certificate Benefits section on page XX.


Effective Date of Insurance

When your insurance begins depends on what day of the month Prudential approves your completed enrollment form. If we approve your completed enrollment form prior to the 20th day of a month, your insurance will begin on the first day of the next month. If we receive your completed enrollment form on or after the 20th day of a month, your insurance will begin on the first day of the month after the next month.


How Prudential Will Deposit and Invest Premium Payments

Prudential will deposit premium payments in your Certificate Fund after we deduct any charges that apply. The amount of your premium after we deduct those charges is called "Net Premiums." See the Charges and Expenses section on page XX.

Here's how Prudential will deposit and invest your Net Premiums. We generally will make deposits to your investment options at the end of the Business Day on which

Prudential receives the payment. Any payments received before the Certificate Date will be deposited as of the Certificate Date.

o Before the Certificate Date. Prudential will hold any premium payment that it receives before the Certificate Date in our general account. We will not pay interest on those amounts.

o During the first 10 days that your Certificate is in effect. We will invest any Net Premiums that we receive during the first 10 days in the Series Fund Money Market Portfolio. We will leave the Net Premiums in that Series Fund Money Market Portfolio for those first 10 days. After that, we will allocate the Net Premiums to the investment options you selected.

o After your Certificate has been in effect for 10 days. After your Certificate has been in effect for 10 days, Prudential will invest Net Premiums in your Certificate Fund and allocate them to the investment options you selected.

If you do not give us complete instructions on how you want Net Premiums to be invested, we will leave your Net Premiums invested in the Series Fund Money Market Portfolio until you furnish complete information.


How You Can Change the Way Prudential Allocates Future Premium Payments

You may ask Prudential to change the way your future premium payments will be allocated among the available investment options. Prudential will give you a form to use for this purpose. We will start to allocate premium payments in the new way as of the end of the Business Day on which we receive your request form in good order.

The minimum percent that you may allocate to an available investment option is 5%. All allocations must be in whole percents.

You may not change the way Prudential allocates future premiums if, at the time we receive your request, there is not enough money in your Certificate Fund - minus Certificate Debt and outstanding charges - to cover each month's charges. See the Lapse section on page XX.

We do not currently charge for changing the allocation of your future premiums. But, we may charge for it in the future.

How You Can Transfer Amounts In Your Certificate Fund From One Investment Option To Another

You may transfer amounts from one investment option to another. You may request a transfer in terms of dollars (such as transfer of $10,000 from one available option to another) or in terms of a percent reallocation (such as a reallocation to put 25% of the Certificate Fund in each available option).

There are some rules about how transfers can be made:

o The minimum amount you may transfer from one option to another is $100 (or the entire balance in the investment option if it is less than $100).

o The minimum percent that you may allocate to an available investment option is 5%. All allocations must be in whole percents.

o We limit the number of times you may transfer amounts out of the Fixed Account. You may make only one transfer from the Fixed Account to one of the available Funds each Certificate Year. The transfer cannot be for more than $5,000 or 25% of the amount you have invested in the Fixed Account, whichever is greater. We may change these limits in the future.

Transfers will take effect as of the end of the Business Day in which a proper transfer request is received by Prudential on the form we require you to use for this purpose.

Prudential will give you a form to use to request a transfer. Prudential will make the transfer effective as of the end of the Business Day on which we receive your request form in good order.

If you make more than twelve transfers in a Certificate Year, Prudential will charge $20 for each transfer after the twelfth. This charge will not increase.

Group Variable Universal Life Insurance was not designed for professional market timing organizations or for other organizations or persons that use programmed, large or frequent transfers. We will discourage a pattern of exchanges that coincides with a "market timing" strategy, since they may be disruptive to the Separate Account and the Funds. If we were to find such a pattern, we might modify the transfer procedures, including not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Certificate owner.


Dollar Cost Averaging

Dollar Cost Averaging (which we refer to as "DCA") lets you systematically transfer specified dollar amounts from the Series Fund Money Market Portfolio to the other available Funds at monthly intervals. You can request that a designated number of transfers be made under the DCA feature. When we make transfers under the DCA feature, the transfers are effective as of the end of the first Business Day following the first of the month.

You may use DCA at any time after your Certificate becomes effective. But, to start the DCA feature, you usually have to make a premium payment of at least $1,000 to the Series Fund Money Market Portfolio. And, the minimum transfer amount is $100.

Prudential will give you a form to request DCA. If we receive your request form in good order by the tenth of a month, we will start DCA processing during the next month. If we receive it after the tenth day of a month, we will start DCA processing during the month after the next month.

We will terminate the DCA arrangement when any of the following events occurs:

o    We have completed the designated number of transfers.

o The amount you have invested in the Series Fund Money Market Portfolio is not enough to complete the next transfer.

o Prudential receives your written request to end the DCA arrangement. (If we receive your request by the tenth of a month, we will cancel the transfer scheduled for the next following month. If we receive it after the tenth day of a month, we will cancel the transfer scheduled for the month after the next month.)

o    You no longer have coverage under the Group Variable Universal Life
     Insurance.

Currently, we do not charge for the DCA arrangement but we may in the future. Transfers made under the DCA arrangement do not count against the number of transfers that may be subject to the transfer charge described in the How You Can Transfer Amounts In Your Certificate Fund From One Investment Option To Another section on page XX.

The main objective of DCA is to shield investments from short-term price fluctuations. Since the same dollar amount is transferred to an available Fund with each transfer, you buy more of the Fund when its price is low and less of the Fund when its price is high. Therefore, you may achieve a lower than average cost over the long term. This plan of investing does not assure a profit or protect against a loss in declining markets.


Death Benefits

Prudential will pay a Death Benefit to the beneficiary when the Covered Person dies.

Amount of the Death Benefit. The Death Benefit is the Face Amount of Insurance plus the value of the Certificate Fund as of the date of death minus any Certificate Debt and any past due monthly charges.

Adjustment in the Death Benefit. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to be certain that the insurance will meet the Internal Revenue Code's definition of life insurance. If that were the case for your Certificate, we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to the following "corridor percentage" of the Certificate Fund based on your Attained Age:

COVERED PERSON'S          CORRIDOR           COVERED PERSON'S          CORRIDOR
  ATTAINED AGE           PERCENTAGE            ATTAINED AGE           PERCENTAGE
  ------------           ----------            ------------           ----------

      0-40                   250%                   70                    115%
       41                    243                    71                    113
       42                    236                    72                    111
       43                    229                    73                    109
       44                    222                    74                    107

      ----                  ----                   ---                   ----

       45                    215                    75                    105
       46                    209                    76                    105
       47                    203                    77                    105
       48                    197                    78                    105
       49                    191                    79                    105

      ----                  ----                   ---                   ----

       50                    185                    80                    105
       51                    178                    81                    105
       52                    171                    82                    105
       53                    164                    83                    105
       54                    157                    84                    105

      ----                  ----                   ---                   ----

       55                    150                    85                    105
       56                    146                    86                    105
       57                    142                    87                    105
       58                    138                    88                    105
       59                    134                    89                    105

      ----                  ----                   ---                   ----

       60                    130                    90                    105
       61                    128                    91                    104
       62                    126                    92                    103
       63                    124                    93                    102
       64                    122                    94                    101

      ----                  ----                   ---                   ----

       65                    120                    95                    100
       66                    119                    96                    100
       67                    118                    97                    100
       68                    117                    98                    100
       69                    116                    99                    100


How your beneficiary may receive the Death Benefit: Generally, Prudential will deposit the Death Benefit in the Prudential Alliance Account. The Alliance Account is an interest-bearing account that holds the Death Benefit while your beneficiary takes time to consider other options. Your beneficiary has complete ownership of funds held in the Alliance Account, and may draw on all or part of the funds by writing a draft. Interest earnings in the Alliance Account are compounded daily and credited monthly. Proceeds in the Alliance Account are part of Prudential's general account. Alternatively, your beneficiary can request to receive the Death Benefit in a lump sum, in the form of a check.

Changes in Face Amount

The Group Contract allows Participants to increase the Face Amount of their insurance at any time if they can meet the requirements for giving evidence of good health. The Face Amount must remain within the limits of coverage. See the How Prudential Issues Certificates section on page XX.

An increase in the Face Amount will result in higher insurance charges because the net amount at risk for Prudential will increase.

The Group Contract also permits Participants to decrease the Face Amount of their insurance. In no event, however, may a Participant decrease the Face Amount below $50,000 or below the minimum required to maintain status as life insurance under the federal tax laws.

When your Face Amount of Insurance changes - whether it increases or decreases - the change may cause your insurance to be treated as a Modified Endowment Contract under the Internal Revenue Code. Also, a decrease in coverage may limit the amount of premiums that you may contribute in the future.

See the Tax Treatment of Certificate Benefits on page XX. You should consult your tax advisor before you change the Face Amount of your insurance.


Charges and Expenses

For a Certificate that is in effect, Prudential reserves the right to increase the charges that we currently make, but we currently have no intention to do so. We will not in any case increase charges above the maximum charges described below. You should refer to your particular Certificate to learn what charges apply to you.

Charges Deducted From Each Premium Payment. We will deduct the charges listed below from each premium payment you make before we invest the payment in the investment options you selected.

1. Charge for taxes on premium payments. We will deduct a charge for taxes we must pay on premiums. These taxes include federal, state or local income, premium, excise, business or any other type of tax (or part of one) that is based on the amount of premium we receive. This charge is currently made up of two parts:

     o The first part is for state and local premium taxes. Currently, it is 1.95% of the premium Prudential receives. (In some states, this charge is called a premium-based administrative charge.)

     o The second part is for federal income taxes that are based on premiums. Currently, it is 0.35% of premiums received by Prudential. We believe that this second charge is a reasonable estimate of the increased cost for premium-based federal income taxes resulting from a 1990 change in the Internal Revenue Code.

     o We may increase this charge if the cost of our taxes related to premiums is increased.

2. Charge for processing premiums. We do not currently deduct a processing fee from premium payments. But, we have the right to deduct up to $2 to cover the costs of collecting and processing premiums. Participants who are billed directly by Prudential should be aware that Prudential assesses a charge of $3 per bill (you may choose whether to be billed quarterly, semi-annually, or annually).

3. Charge for sales expenses. We do not currently deduct a sales charge. But, we have the right to deduct a charge to pay part of the costs we incur in selling the Group Contract and Certificates. If we were to deduct a sales charge, it would not be more than 3.5% of each premium payment.

Monthly Certificate Fund Charges. Prudential will deduct the following charges from your Certificate Fund either monthly or semi-monthly, depending on whether you make routine premium payments by automatic payroll deduction or pay them directly to Prudential. We will take the charges from each investment option you selected, in the same proportion that the value of your Certificate Fund is invested.

For Participants who make routine premium payments by automatic payroll deduction: We will generally deduct the monthly Certificate Fund charges two times per month, on the two Semi-Monthly Deduction Days. For each Semi-Monthly Deduction Day, we will calculate the applicable monthly charges but will deduct only one-half of these charges.

The Semi-Monthly Deduction Days will coincide with the two days that we credit automatic payroll deduction premium payments we receive from Morgan Guaranty. Morgan Guaranty has told Prudential that it will forward automatic payroll deduction premium payments at the end of each pay period. Prudential expects that the Semi-Monthly Deduction Days will fall around approximately the middle and the end of each month, with the exact dates dependent upon when Morgan Guaranty forwards the payment. But, if Morgan Guaranty has not transferred both automatic payroll deduction premium payments by the 45th day following the first day of a particular month, Prudential will deduct any remaining part of that month's Certificate Fund charges on the next Business Day following that 45th day.

For Participants who make routine premium payments directly to Prudential:
Prudential will deduct the full monthly charges on the Monthly Deduction Date, which is the first Business Day of each Month.

1. Charge for the cost of insurance. We deduct a charge for the cost of your insurance.

     To calculate the cost insurance charge, we multiply:

     your Certificate's "net amount at risk" by the "cost of insurance rate" for the Covered Person.

"Net amount at risk" means the amount by which your Certificate's Death Benefit (computed as if there were no Certificate Debt) exceeds your Certificate Fund.

The "cost of insurance rates" are shown in your Certificate and are based on many factors, including:

o    the Covered Person's age;

o the Covered Person's rate class (such as classes for smokers and non-smokers, or for active employees and retired employees);

o    the life expectancy of the people covered under your Group Contract;

o whether The Group Contractholder elected to buy any of the additional insurance benefits shown in the Additional Insurance Benefits section on page XX; and

o    whether or not the Certificate is provided on a Portable basis.

The cost of insurance rate will generally increase as the Covered Person ages. The cost of insurance charges are generally lower than the 1980 CSO Table.

We may adjust the actual cost of insurance rates from time to time. The changes in cost of insurance rates for each Group Contractholder are based on many factors, including:

o    the number of Certificates in effect;

o    the number of new Certificates issued;

o    the number of Certificates surrendered or becoming Portable;

o    the expected claims (death benefits, living benefits and surrenders);

o the expected cost of any additional insurance benefits that the Group Contractholder elected to buy;

o    the expected expenses; and

o    administrative services provided by Morgan Guaranty.

We will not change the cost of insurance rates before December 31, 2001, unless the number of Covered Persons (including both the Group Contract and other supplemental insurance cover obtained by Morgan Guaranty from Prudential) decreases by 10% or more.

If we change the cost of insurance rates, we will change them for all persons of the same age, rate class and group. Certificates continued on a Portable basis may be considered a separate group. We will not change them to be higher than the guaranteed cost of insurance rate shown in your Certificate. That guaranteed rate will not be higher than a rate based on 150% of the 1980 Commissioner's Standard Ordinary Mortality Table, Male, Age Last Birthday (also known as the "1980 CSO Table"). Currently, the cost of insurance charges are lower than 100% of the 1980 CSO Table.

2. Charge for administrative expenses. We currently deduct a charge of $2 for administrative expenses. This charge pays for maintaining records and for communicating with Morgan Guaranty and with Participants. We may increase this charge in the future but we guarantee that it will not be more than $6 per month.

3. Charge for other taxes. We reserve the right to deduct a charge to cover federal, state or local taxes that are imposed on the operations of the Separate Account. These are taxes other than those described under "Charge for taxes on premium payments" section above. Currently, we do not charge for these other taxes.


Daily Deduction from the Separate Account. Each day, Prudential deducts a charge from the assets of the Separate Account in an amount currently equal to an effective annual rate of 0.45%. We guarantee that the charge will not be more than an effective annual rate of 0.90%.

This charge compensates us for assuming the mortality and expense risks of the insurance provided under the Group Contract. The "mortality risk" is the risk that Covered Persons may live for shorter periods of time than Prudential estimated when we determined the mortality charge. The "expense risk" is the risk that expenses for issuing and administering the insurance will be more than Prudential estimated when we determined the charge for administrative expenses.

We will earn a profit from this risk charge to the extent we do not need it to provide benefits and pay expenses under the Certificate. We do not assess this charge on amounts allocated to the Fixed Account.

Transaction Charges: For every transfer after the twelfth in a single Certificate Year, Prudential will deduct a $20 charge. We may deduct charges for other transactions. See the sections of this prospectus that describe each of those transactions. Those sections also describe the charges that Prudential may deduct.

Direct Billing Charge: Prudential will assess a direct billing charge of $3 per bill for Participants who are no longer Eligible Group Members (or spouses of Eligible Group

Members) but who continue coverage on a Portable basis. The Participant may choose to receive a bill quarterly, semi-annually, or annually.

Expenses Incurred by the Funds: Participants indirectly bear the charges and expenses of the Funds. To find out details about the management fees and other underlying Fund expenses, you should see The Funds section on page XX. You should also read the prospectuses for the available Funds.


Cash Surrender Value

The Cash Surrender Value of your Certificate is equal to your Certificate Fund minus any Certificate Debt and outstanding charges. On any day, your Certificate Fund equals the sum of the amounts in the Funds, the amount invested in the Fixed Account, and the Loan Account (see the Loans section on page XX).

The Cash Surrender Value will change daily to reflect:

o    Net Premiums;

o    withdrawals;

o    increases or decreases in the value of the Funds you selected;

o interest credited on any amounts allocated to the Fixed Account and on the Loan Account;

o    interest accrued on any loan;

o the daily asset charge for mortality and expense risks assessed against the variable investment options; and

o    monthly charges that Prudential deducts from your Certificate Fund.

If you ask Prudential, we will tell you what the Cash Surrender Value of your Certificate is. Prudential does not guarantee a minimum Cash Surrender Value. It is possible for the Cash Surrender Value of your Certificate to go down to zero.

The tables on pages T-1 and T-2 (following page X) of this prospectus give examples of what Cash Surrender Values would be for two sample Certificates. The examples assume there would be uniform investment results in the selected Subaccount portfolios. The examples are only hypothetical, and are only meant to help you understand how the Certificate works.

Full Surrenders

You may surrender your Certificate for its Cash Surrender Value at any time. If you do, all insurance coverage will end. Prudential will calculate the Cash Surrender Value as of the end of the Business Day on which we receive your request form in good order.

We will pay the proceeds as described in the When Proceeds Are Paid section on page XX. Prudential does not currently make a charge for a surrender but we have the right to make such a charge in the future. If we do, the charge will not be more than the lesser of $20 and 2% of the amount that you receive.

A surrender may have tax consequences. See the Tax Treatment of Certificate Benefits section on page XX.


Paid-up Coverage

At any time, you may elect to use the Cash Surrender Value of your Certificate to buy Paid-up Coverage. The minimum amount of Cash Surrender Value that you can exchange is $1,000.

The amount of Paid-up Coverage that you can have will be limited to the amount that you can buy with your Certificate's Cash Surrender Value. Also, it cannot be more than the Death Benefit under your Certificate at the time you make the exchange.

Paid-up Coverage will start as of the end the Business Day on which we receive your request form in good order. Once the Paid-up Coverage starts, all other coverage under your Certificate, including any additional insurance benefits, will end.

If you did not use your entire Cash Surrender Value to buy the Paid-up Coverage, Prudential will pay you the remaining amount as of the end of the first Business Day after we receive your request form. We will pay it as described in the When Proceeds are Paid section on page XX. This withdrawal may affect the way you are taxed. See the Tax Treatment of Certificate Benefits section on page XX.

The purchase of Paid-up Coverage could make your Certificate become a Modified Endowment Contract. See the Tax Treatment of Certificate Benefits section on page XX.


Partial Withdrawals

While your Certificate is in effect, you may withdraw part of your Certificate's Cash Surrender Value. We will take it from each investment option you selected in the same proportions as the value of your Certificate Fund is invested, unless your request tells us to take the withdrawal from only selected investment options.

Partial withdrawals will be effective as of the end of the Business Day on which we receive your request form. We will pay you the withdrawn money as described in the When Proceeds Are Paid section on page XX.

You must withdraw at least $200 in any partial withdrawal. You may withdraw any amount that is more than $200, but you must leave enough in your Certificate Fund (less any Certificate Debt and outstanding charges) to pay the next month's charges. We will tell you the maximum amount you may withdraw.

Prudential has the right to deduct a transaction charge for each partial withdrawal. The charge can be up to the lesser of $20 or 2% of the amount you withdraw. We will deduct the transaction charge from the amount you withdraw.

You may not repay any amount that you withdraw.

Withdrawals may have tax consequences. See the Tax Treatment of Certificate Benefits section on page XX.


Loans

You may borrow up to the Loan Value of your Certificate Fund. The Loan Value is 90% of your Certificate Fund minus any existing loan (and its accrued interest), outstanding charges, and the amount of the next month's charges. In states that require it, you may borrow a greater amount.

The minimum amount that you can borrow at any one time is $200. You cannot take a loan if Certificate Debt exceeds the Loan Value. Prudential will pay loan proceeds as described in the When Proceeds Are Paid section on page XX.

Interest on the loan will accrue daily at a rate that Prudential sets each year. Generally, the interest rate we charge will not be more than 1% above the interest rate we credit on money in the Fixed Account. Interest payments are due the day before the Contract Anniversary. If you do not pay the interest when it is due, we will add it to the principal amount of the loan. When this happens, we will take an amount out of your investment options to make the Loan and the Loan Account equal in value.

When you take a loan from your Certificate Fund, here's what happens:

o We will take an amount equal to the loan out of each of your investment options on a pro-rata basis unless you tell us to take it only from selected investment options.

o We will start a Loan Account for you and will credit the Loan Account with an amount equal to the loan.

o We will generally credit interest to the amount in the Loan Account at the same rate that we use to credit interest on money in the Fixed Account. The interest rate we credit to the Loan Account will not be more than 1% less than the interest rate that we charge on the loan.

You may repay all or part of a loan at any time. We will apply a loan repayment first against any unpaid loan interest and then to reduce the principal amount of the loan. You may repay a loan either by repayment or by withdrawing amounts from the Certificate Fund. When you send us a payment, you should tell us whether the payment is intended as a premium payment or as a loan repayment. If you do not indicate whether it is a premium or a loan repayment, we will assume it is a loan repayment.

If you repay a loan by using the Certificate Fund, we will treat the repayment as a partial withdrawal from the Certificate Fund. A partial withdrawal may have tax consequences. See the Partial Withdrawals section on page XX and the Tax Treatment of Certificate Benefits section on page XX.

Your Loan Account plus accrued interest (together, these are called "Certificate Debt") may not exceed the value of your Certificate Fund. If Certificate Debt exceeds the value of your Certificate Fund, you will not have enough money in your Certificate Fund to cover the month's charges. See the Lapse section on page XX.

If you still have Certificate Debt outstanding when you surrender your Certificate or when you allow your Certificate to lapse, the amount you borrowed may become taxable. Also, loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See the Tax Treatment of Certificate Benefits section on page XX.

If we pay the Death Benefit or the Cash Surrender Value while a loan is outstanding, we will reduce the Death Benefit or the Cash Surrender Value by the amount of the loan plus any accrued interest.

A loan will have a permanent effect on your Certificate's Cash Surrender Value. It may also have a permanent effect on the Death Benefit. This happens because the investment results of the investment options you selected will apply only to the amount remaining in those investment options after the loan amount is transferred to the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be.


Lapse

In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when due. If it is not enough, Prudential will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay it.

The due date of the monthly charges depends on whether you make routine premium payments by automatic payroll deduction or pay them directly to Prudential. See the Charges and Expenses section on page XX.

In insurance terms, we call it a lapse when insurance ends because the charges for it are not paid.

How you can stop your insurance from lapsing. You must make a payment that is enough to pay outstanding charges. Prudential must receive the payment by the later of:

o 61 days after the first Business Day of the month in which your Certificate Fund was insufficient to pay the monthly charges; and

o    30 days after the date we mailed you the notice.

If you do not, your insurance will lapse and your Certificate will no longer have any value. A Certificate that lapses with Certificate Debt may affect the way you are taxed. See the Tax Treatment of Certificate Benefits section on page XX.

We will send the notice to the last known address we have on file for you. If the Covered Person dies during the grace period, we will reduce the Death Benefit by any past due monthly charges and by any Certificate Debt.


Termination of the Group Contract

Morgan Guaranty may decide to terminate the Group Contract with Prudential, by giving Prudential 90 days' written notice.

In addition, Prudential may terminate a Group Contract:

o If the aggregate Face Amount of all Certificates, or the number of Certificates issued, falls below the permitted minimum, by giving Morgan Guaranty 90 days' written notice.

o If Morgan Guaranty fails to remit premium payments to Prudential in a timely way, at the end of the grace period.

o For any other reason, effective on a Contract Anniversary, by giving Morgan Guaranty 31 days' written notice.

Termination of the Group Contract means that Morgan Guaranty will not remit premiums to Prudential. In that event, no new Certificates will be issued under the Group Contract. How the termination affects you is described in the Options on Termination of Coverage section on page XX. The options that are available to you from Prudential may depend on what other insurance options are available to you. You should refer to your particular Certificate to find out more about your options at termination of coverage.

Participants Who Are No Longer Eligible Group Members (or Spouses of Eligible Group Members)

If a Participant is no longer an Eligible Group Member (or the spouse of an Eligible Group Member), the Participant may be able to continue insurance coverage on a Portable basis. This is called Portable Coverage. Portable Coverage is generally available only to Participants who have held a Certificate for at least one year (or who obtained the Certificate during the initial enrollment period).

With Portable Coverage, you will start to make premium payments directly to Prudential, or you may authorize Prudential to receive payments by electronic funds transfer. We will start to send premium reminders directly to you. You may choose to receive these reminders quarterly, semi-annually, or annually.

We will let you know about this change in the way premiums are paid within 61 days after you are no longer an Eligible Group Member or the spouse of an Eligible Group Member. We might impose certain rules and limits on the continued insurance. The rules and limits are shown in your Certificate.

The notice that we send you will also tell you what the charges and expenses are for Portable Certificates. See also the Charges and Expenses section on page XX. Charges and expenses will be the same as for the Eligible Group Member (or spouses of Eligible Group Members) until at least December 31, 2001, except that Prudential will charge a $3 fee per periodic premium reminder. Prudential will track the experience of Participants that continue on a Portable basis. After December 31, 2001, we may change the charges and expenses for Portable Coverage.


Options on Termination of Coverage

Your insurance coverage under the Group Contract will end when the Group Contract itself ends. Insurance coverage will also end on the last day of the month in which a Participant stops being an Eligible Group Member (or the spouse of an Eligible Group Member) and does not elect to continue on a Portable basis. See the Termination of the Group Contract section on page XX, and the Participants Who Are No Longer Eligible Group Members section on page XX.

If the Group Contract were to end, the effect on Participants would depend on whether or not Morgan Guaranty replaced the Group Contract with another life insurance contract that allows for the accumulation of cash value. Generally, here is what will happen:

o If Morgan Guaranty did replace the Group Contract with another life insurance contract that allows for the accumulation of cash value, Prudential would terminate your

     Certificate. We would also transfer the Cash Surrender Value of your Certificate directly to that new contract, unless you elect to receive the Cash Surrender Value. The new contract might not cover persons holding Portable Certificates, in which case those persons would have the options listed below.

o If Morgan Guaranty did not replace the Group Contract with another life insurance contract that allows for the accumulation of cash value, you would have the options listed below.

Conversion: You may elect to convert your Certificate to an individual life insurance policy without giving Prudential evidence that the Covered Person is in good health. To elect this option, you must apply for it within 31 days (or longer, depending on the state law that applies) after your Certificate ends. You may select any form of individual life insurance policy (other than term insurance) that Prudential normally makes available to persons who are the same age as you and who are asking for the same amount of life insurance. Your premiums for the individual life insurance policy will be based on the type and amount of life insurance you select, your age and your risk class.

If your Certificate ended because you are no longer an Eligible Group Member, you may not convert more than the Face Amount of your Certificate. If your Certificate ended because the Group Contract ended, the amount you are able to convert may, depending on the state law that applies, be limited to the lesser of

o    $10,000 or

o the Face Amount of your Certificate minus the amount of any group insurance that you become eligible for within 45 days after your Certificate ends.

If a Covered Person dies within 31 days (or longer, depending on the state law that applies) after the Certificate ends and you had the right to convert to an individual policy, we will pay a Death Benefit under the Certificate. But, the Death Benefit will be equal to the amount of individual insurance you could have had if you had actually made the conversion to the individual policy.


Paid-up Coverage. You may elect to use your Certificate's Cash Surrender Value to buy fixed Paid-up Coverage on the Covered Person. To use this option, you must have at least $1,000 of Cash Surrender Value on the day your Certificate ends. The insurance amount will depend on how much the Cash Surrender Value is and on the age of the Covered Person. But, the amount of Paid-up Coverage cannot be more than your Certificate's Death Benefit right before you buy the Paid-up Coverage.

You may elect this option within 61 days of the date your Certificate ended. Prudential will make the Paid-up Coverage effective as of the end of the Business Day on which we (or our designee) receive your request on the form we require you to use for this purpose. If you elect this option, your insurance may become a Modified Endowment Contract under the Internal Revenue Code. See the Tax Treatment of Certificate Benefits section on page XX.

Payment of Cash Surrender Value. You may receive the Cash Surrender Value by surrendering your Certificate. To do this, you must make a request to Prudential on the form that we require you to use for this purpose.

If you do not choose one of the options described above within 61 days of the date the Certificate ends, we will exchange your Certificate Fund for Paid-up Coverage if your Certificate Fund value is at least $1,000. If it does not have that much value, we will pay the Cash Surrender Value.


Reinstatement

You may request reinstatement of a lapsed Certificate any time within 3 years after the end of the grace period. But, you must be less than the maximum age at which a Certificate may be held. We will not reinstate a lapsed Certificate if the Group Contract under which the Certificate was issued ended and you did not have the right to continue your insurance on a Portable basis.

To reinstate your Certificate, you must send the following items to Prudential:

o    A written request for reinstatement.

o Evidence of the good health of the Covered Person. The evidence must be satisfactory to Prudential.

o A premium payment (less any charges that apply) that is at least enough to pay the monthly charges for the grace period and for two more months. See the Charges and Expenses section on page XX.

We will make your Certificate effective again on the first Semi-Monthly Deduction Day (or Monthly Deduction Day, if you do not make routine premium payments by automatic payroll deduction) that occurs after we approve your request. The terms of your original Certificate will still apply. We will apply a new 2-year period of incontestability, and the period during which the suicide exclusion applies will start over again. See the Incontestability section on page XX and the Suicide Exclusion section on page XX. When the original Certificate lapsed, we would have required you to pay off any outstanding Certificate Debt. We will not allow you to continue the loan under the reinstated Certificate.

Currently, we do not charge for a reinstatement. But, we reserve the right to charge for reinstatements in the future.

Tax Treatment of Certificate Benefits

Introduction

This summary provides general information on the federal income tax treatment of a Certificate under the Group Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own tax advisor for complete information and advice.

Treatment as Life Insurance and Investor Control

The Certificate must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of investments. For further information on the diversification requirements, see Dividends, Distributions and Taxes in the applicable Fund prospectuses.

We believe we have taken adequate steps to insure that the Certificate qualifies as life insurance for tax purposes. Generally speaking, this means that:

o you will not be taxed on the growth of the funds in the Certificate Fund, unless you receive a distribution,

o    the Certificate's Death Benefit will be tax free to your beneficiary.

Although we believe that the Certificate should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Moreover, regulations issued to date do not provide guidance concerning the extent to which Participants may direct their investments to the particular available subaccounts of a separate account without causing the Participants (instead of Prudential) to be considered the owners of the underlying assets. The ownership rights under the Certificate are similar to, but different in certain respects from, those addressed by the Internal Revenue Service in rulings holding that the insurance company was the owner of the assets. For example, Participants have the choice of more funds and the ability to reallocate amounts among available Subaccounts more frequently than in the rulings. While we believe that Prudential will be treated as the owner of the Separate Account assets, it is possible that the Participants may be considered to own the assets.

Because of these uncertainties, we reserve the right to make changes - which will be applied uniformly to all Participants after advance written notice - that we deem necessary to insure that the Certificates under the Group Contract will qualify as life insurance and that Prudential will be treated as the owner of the underlying assets.

Distributions

The tax treatment of any distribution you receive before the Covered Person's death depends on whether your Certificate is classified as a Modified Endowment Contract.

Certificates Not Classified as Modified Endowment Contracts

o If you surrender your Certificate or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Cash Surrender Value used to repay Certificate Debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Certificate less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Certificate Years, all or a portion of a withdrawal may be taxed if the Certificate Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Certificate for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the Certificate are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

o The rules change if the Certificate is classified as a Modified Endowment Contract. The Certificate could be classified as a Modified Endowment Contract if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made (or a rider removed). The addition of a rider or an increase in the Face Amount of insurance may also cause the Certificate to be classified as a Modified Endowment Contract. You should first consult a tax advisor if you are contemplating any of these steps.

o If the Certificate is classified as a Modified Endowment Contract, then amounts you receive under the Certificate before the Covered Person's death, including loans and withdrawals, are included in income to the extent that the Certificate Fund before surrender charges exceeds the premiums paid for the Certificate increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to loans, withdrawals, and full surrenders made during the two-year period before the time that the Certificate became a Modified Endowment Contract.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty tax of 10 percent unless the amount is received on or after age 59 1/2 , on account of your becoming disabled or as a life annuity.

o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Certificate for purposes of applying these rules.

Treatment as Group Term Life Insurance

In most cases, employee-pay-all coverage under the Group Contract will not qualify as group term life insurance under the Internal Revenue Code, or be deemed to be part of a group term life insurance plan. The Certificate will therefore be treated the same as any individually purchased life insurance policy for tax purposes. However, under certain circumstances, a portion of the coverage under the Group Contract may qualify as group term life insurance and, in addition, Participants may be taxed on certain increases in cash values under an IRS-prescribed formula.

Withholding

You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations

If you transfer or assign the Certificate to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Certificate to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Certificate Debt or on other loans that are incurred or continued to purchase or carry the Certificate may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the Covered Person dies.

The earnings of the Separate Account are taxed as part of Prudential's operations. The Separate Account does not intend to qualify as a regulated investment company under the Internal Revenue Code.

ERISA Considerations

If the Group Contract is treated as or acquired by an "employee benefit plan," as defined under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain legal requirements may apply.

Definition of An Employee Benefit Plan

An "employee benefit plan" includes two broad categories of arrangements that are established by certain entities (employers or unions) to cover employees - "pension" plans or "welfare" plans.

A "pension plan" includes any program that provides retirement income to employees, or results in a deferral of income by employees for periods extending to the termination of covered employment or beyond. For these purposes, the term "pension plan" includes, but is not limited to, retirement plans that meet tax qualification requirements (for example, a "401(k) plan"), as well as other arrangements which, by their operation, are intended to provide retirement income or deferrals beyond termination of employment.

A "welfare plan" includes a program established or maintained for the purposes of providing to employees, among other things, medical, accident, disability, death, vacation, and unemployment benefits.

Group Contracts as Employee Benefit Plans

Regulations issued by the United States Department of Labor ("Labor") clarify when specific plans, programs or other arrangements will not be either pension or welfare plans (and thus not considered "employee benefit plans" for purposes of ERISA). Among other exceptions, "group" or "group-type insurance programs" offered by an insurer to employees of an employer will not be a "plan" where:

o    no contributions are made by the employer for the coverage;

o    participation in the program is completely voluntary for employees;

o the "sole" function of the employer with respect to the program is, without endorsing the arrangement, to permit the insurer to publicize the program, to collect premiums through payroll deductions and to remit them to the insurer; and

o the employer does not receive any consideration in connection with the program, other than reasonable compensation (excluding any profit) for administrative services actually provided in connection with payroll deductions.

Whether or not a particular group insurance arrangement satisfies these conditions is a question of fact depending on the particular circumstances. You should consult counsel and other advisors to determine whether, under the facts of the particular case, a particular Group Contract might be treated as an "employee benefit plan" (either a pension or a welfare plan) subject to the requirements of ERISA.

Investment of Plan Assets in a Group Contract

The decision to invest employee benefit plan assets in a Group Contract is subject to rules under ERISA and/or tax law. Any plan fiduciary, which proposes to cause a plan to acquire a Group Contract, should consult with its counsel with respect to the potential legal consequences of the plan's acquisition and ownership of such Contract.

Fiduciary/Prohibited Transaction Requirements under ERISA

If applicable, ERISA and tax law impose certain restrictions on employee benefit plans and on persons who are (1) "parties in interest" (as defined under ERISA) or "disqualified persons" (as defined under tax law) and (2) "fiduciaries" with respect to such plans. These restrictions may, in particular, prohibit certain transactions in connection with a Group Contract, absent a statutory or administrative exemption. You should consult counsel and other advisors to determine the application of ERISA under these circumstances.

For example, administrative exemptions issued by Labor under ERISA permit transactions (including the sale of insurance contracts like the Group Contract) between insurance agents and employee benefit plans. To be able to rely upon such exemptions, certain information must be disclosed to the plan fiduciary approving such purchase on behalf of the plan. The information that must be disclosed includes:

o    the relationship between the agent and the insurer;

o a description of any charges, fees, discounts, penalties or adjustments that may be imposed in connection with the purchase, holding, exchange or termination of the Group Contract; and

o    the commissions received by the agent.

Information about any applicable charges, fees, discounts, penalties or adjustments may be found in the Charges and Expenses section on page XX. Information about sales representatives and commissions may be found in the Sale of the Contract and Sales Commissions section on page XX.

Execution of a Group Contract by a Group Contractholder and an enrollment form by a Participant will be deemed an acknowledgment of receipt of this information and approval of transactions under the Group Contract.

When Proceeds Are Paid

Prudential will generally pay any Death Benefit, Cash Surrender Value, partial withdrawal or loan proceeds within 7 days after we receive the request for payment at the office specified in our request form. We will determine the amount of the Death Benefit as of the date of the Covered Person's death. For other types of redemptions, we will determine the amount of the proceeds as of the end of the Business Day on which we received the request in good order. There are certain circumstances when we delay payment of proceeds:

o We may delay payment of proceeds that come from the Funds and the variable part of the Death Benefit if any of the following events occurs: the New York Stock Exchange is closed (other than for a regular holiday or a weekend), trading is restricted by the SEC, or the SEC declares that an emergency exists.

o We expect to pay proceeds that come from the Fixed Account or from Paid-up Coverage promptly upon request. But, we do have the right to delay these payments (other than the Death Benefit) for up to six months (or a shorter period, if required by state law). We will pay interest at the Fixed Account rate if we delay payment for more than 30 days (or a shorter period, if required by state law).


Beneficiary

You have the right to name the beneficiary who will receive the Death Benefit from your Certificate. You must use the form that Prudential requires you to use. You may change the beneficiary at any time. You do not need the consent of the present beneficiary. If you have more than one beneficiary at the time the Covered Person dies, we will pay the Death Benefit in equal parts to each beneficiary, unless you have given us other instructions.


Incontestability

After your Certificate has been in force for two years or more during the Covered Person's lifetime, Prudential will not contest liability under the Certificate. We will also not contest liability for any change in your Certificate that required our approval after the change has been in force for two years or more during the Covered Person's lifetime.


Misstatement of Age

If the Covered Person's age is stated incorrectly in the Certificate, we will adjust the amount of the Death Benefit to reflect the correct age, as permitted by law.

Suicide Exclusion

Generally, if a Covered Person dies by suicide within two years from the Certificate Date, Prudential will not pay the Death Benefit described in other sections of this prospectus. Instead, we will pay your beneficiary an amount equal to your premium payments minus any Certificate Debt, outstanding charges, and any partial withdrawals. This limit will apply whether the suicide occurred while the Covered Person was sane or insane.

If the Covered Person dies by suicide within two years after the effective date of an increase in the Face Amount of your Certificate that required our approval, we will not pay the increased amount of insurance. Instead of the amount of the increase, we will pay your beneficiary the monthly charges that were attributable to the increased amount. Again, this limit will apply whether the suicide occurred while the Covered Person was sane or insane.


Assignment

You may assign your Certificate, including all rights, benefits and privileges that you have. Prudential will honor the assignment only if: (1) you make the assignment in writing; (2) you sign it; and (3) Prudential receives a copy of the assignment at the Prudential office shown in your Certificate. We are not responsible for determining whether the assignment is legal or valid.

Throughout this prospectus, we describe various rights that you have. You may assign those rights to someone else. If you do, you should consider the references to "you" in this prospectus as applying to the person to whom you validly assigned your Certificate.

If you assign a Certificate that is a Modified Endowment Contract, it might affect the way you are taxed. It might also affect the way the person to whom you assign the Certificate is taxed. See the Tax Treatment of Certificate Benefits section on page XX.


Voting Rights

The assets that are held in the Separate Account are invested in the Funds. Prudential is the legal owner of those shares. Because we are the owner, we have the right to vote on any matter that shareholders of the Funds vote on. The voting happens at regular and special shareholder meetings. We will (as required by law) vote in accordance with voting instructions we receive from Participants. A Fund may not hold annual shareholder meetings when not required to do so under the laws of the state of its incorporation or under the federal securities laws.

If we do not receive timely voting instructions for Fund shares from Participants, we will vote those shares in the same proportion as shares in the Funds for which we do receive instructions. We will do the same thing for shares held as general account investments of

Prudential. If federal securities laws change so that Prudential is allowed to vote on Fund shares in our own right, we may decide to do so.

Generally, you may give us voting instructions on matters that would be changes in fundamental policies of the Funds. You may also give us voting instructions on any matter that requires a vote of the Fund's shareholders. But, if a Fund that you participate in has a vote on approval of the investment advisory agreement or any change in a Fund's fundamental investment policy, you will vote separately by Fund. This practice is dictated by the federal securities laws.

Here's how we will determine the number of Fund shares and votes for which you may give instructions:

o To determine the number of Fund shares, we will divide the part of your Certificate Fund that is derived from participation in a Subaccount by the value of one share in the corresponding portfolio of the applicable Fund.

o The number of votes will be determined as of the record date chosen by the Board of Directors of the applicable Fund.

We will give you the proper forms and proxies to give these instructions. We reserve the right to change the way in which we calculate the weight we give to voting instructions. We would make such a change to comply with federal regulations.

If we are required by state insurance regulations, we may disregard voting instructions in certain instances. We may disregard instructions if: (1) the instructions would require shares to be voted in a way that would cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or (2) the instruction would approve or disapprove an investment advisory contract for a Fund. Also, Prudential itself may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the Funds' portfolios, provided that Prudential reasonably disapproves such changes in accordance with applicable federal regulations. If Prudential does disregard voting instructions, we will tell you that we did and our reasons for it in the next annual or semi-annual report to Participants.


Substitution of Fund Shares

If Prudential's management thinks that an available portfolio of the Funds becomes unsuitable for investment by Participants, we may substitute the shares of another portfolio or of an entirely different mutual fund. Our management might find a portfolio to be unsuitable because of investment policy changes, tax law changes or considerations, the unavailability of shares for investment or other reasons, including our discretion. Before Prudential can substitute shares, the SEC, and possibly one or more state insurance departments, must approve the substitution. We would notify Morgan Guaranty and Participants if we were to make such a substitution.

Accelerated Death Benefit. Under an accelerated death benefit, you can elect to receive an early payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill. "Terminally ill" means the Covered Person has a life expectancy of 12 months or less. You must give Prudential satisfactory evidence that the Covered Person is terminally ill. You may receive the accelerated payment in a lump sum. The maximum part of the Death Benefit that may be accelerated is the lesser of 50% of the full Death Benefit or $50,000. Prudential may charge an accelerated payment fee of up to $350 if you decide to use this benefit.

We will not pay an accelerated death benefit if you are required to elect it to meet the claims of creditors or to obtain a government benefit. Unless required by law, you can no longer request an increase in the Face Amount of your Certificate once you have elected to receive an accelerated death benefit. The amount of future premium payments you can make will also be limited.

If you actually receive proceeds from the Accelerated Death Benefit, it could have tax consequences and may affect your eligibility for certain government benefits or entitlements. In general, the accelerated death benefit is excluded from income if the Covered Person is terminally ill or chronically ill as defined in the tax law (although the exclusion in the latter case may be limited). You should consult a tax advisor before you elect to receive this benefit.


Reports

Four times each Certificate Year, Prudential will send you a statement that gives you certain information about your insurance. These statements will give you details about the value of your Certificate Fund, about transactions that you made, and specific insurance data about your coverage.

If you make a request, we will also send you a current statement about your insurance. It will give you the same kind of information as the quarterly statement does. We may limit the number of current statements you may request or may charge you for additional statements. Any such charge will not exceed $20 for an additional report.

We will also send to you and to Morgan Guaranty annual and semi-annual reports that list the securities held in each available portfolio of the Funds. These reports are required by the federal securities laws. Prudential keeps records about the Separate Account according to the federal securities laws.

If you invest in the Series Fund through more than one variable insurance contract, you will receive only one copy of each annual and semi-annual report issued by the Series Fund. But, if you want another copy of a report, you may ask us for one by calling the telephone number listed on the inside cover page of this prospectus.


Sale of the Contract and Sales Commissions

Prudential Investment Management Services LLC (referred to as "PIMS") acts as the principal underwriter of the Group Contracts and Certificates. PIMS is a direct, wholly-owned subsidiary of Prudential.

PIMS, organized in 1996 under Delaware law, is registered as a broker-dealer under the federal securities laws. PIMS is also a member of the National Association of Securities Dealers, Inc. PIMS's principal business address is 751 Broad Street, Newark, New Jersey 07102. PIMS also acts as principal underwriter with respect to the securities of other Prudential investment companies.

The Group Contracts and Certificates are sold by persons who are registered representatives of PIMS and who are also authorized by state insurance departments. The Group Contracts and Certificates may also be sold through other broker-dealers authorized by PIMS and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than the basis described below.

The maximum commission that Prudential will pay to the representative upon the purchase of the Contract is 15% of the premium payment received. The amount Prudential will pay to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 15% of the premium payment. Prudential may require the representative to return all of the first year commission if the Group Contract is not continued through the first year. Sales representatives who meet certain productivity, profitability, and persistency standards with regard to the sale of the Group Contract will be eligible for additional bonus compensation from Prudential. Generally, Prudential will pay PIMS a commission of no more than 15% of the premium payment. The commission and distribution percentages will depend on factors such as the size of the group involved and the amount of sales and administrative effort required in connection with the particular Group Contract. In total, they will not exceed 15% of the premium payment.

The distribution agreement between PIMS and Prudential will terminate automatically upon its assignment (as that term is defined in the federal securities laws). But, PIMS may transfer the agreement, without the prior written consent of Prudential, under the circumstances set forth in the federal securities laws. Either party may terminate the agreement at any time if the party gives 60 days' written notice to the other party.

Ratings and Advertisements

Independent financial rating services - including Moody's, Standard & Poors, Duff & Phelps and A.M. Best Company - rate Prudential. These ratings reflect our financial strength and claims-paying ability. They are not intended to rate the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. Furthermore, we may include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Services Performed by Third Parties

Throughout this prospectus, we describe how Prudential will perform transactions with you and how you will perform transactions with them. Prudential has the right to ask another party (referred to as a "third party") to perform or receive transactions in its place. That means that, for a particular Group Contract, you may conduct transactions via a third party rather than directly with Prudential.

In some cases, the third party might be another part of Prudential. (For example, when you make certain premium payments to Prudential, they will be received by Prudential Mutual Fund Services, Inc., a wholly-owned subsidiary of Prudential.)


State Regulation

Prudential is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Group Contract is subject to the insurance laws and regulations of the State of Delaware. We reserve the right to change the Group Contract and Certificate to comply with applicable state insurance laws and interpretations thereof.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, we are required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all our variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

Experts

The financial statements in this registration statement for the years ended December 31, 1998, December 31, 1997 and December 31, 1996 have been audited by ________________________, independent accountants, as stated in their reports appearing in this prospectus. Prudential is relying on __________________________'s reports, which are given on their authority as accounting and auditing experts. _________________________'s principal business address is
_____________________________________________________________________.


[Actuarial expert sentence to be added by post-effective amendment.]


Litigation

On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate, and later issued a Final Order and Judgement in the consolidated class actions before the court, 962 F. Supp. 450 (March 17, 1997, as amended April 14, 1997). The Court's Final Order and Judgement approving the class Settlement was appealed to the United States Court of Appeals for the Third Circuit, which upheld the district court's approval of the Stipulation of Settlement on July 23, 1998. As of now no further appeal has been taken.

Pursuant to the Settlement, Prudential agreed to provide and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance contracts. As of December 31, 1997, based on a reasonable estimate of losses associated with ADR claims, management estimated the cost, before taxes, of remedying policyholder claims in the ADR process to be approximately $2.05 billion. While management believed these to be reasonable estimates based on information then available, further estimates are currently being developed in connection with the availability of more recent data. The ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

In addition, a number of actions have been filed against Prudential by policyholders who have excluded themselves from the Settlement; Prudential anticipates that additional suits may be filed by other policyholders.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.


Year 2000 Compliance

The services provided to the Group Contractholders by Prudential depend on the smooth functioning of its computer systems. The year 2000, however, holds the potential for significant disruption in the operation of these systems. Many computer systems are programmed to recognize only the last two digits in a date. As a result, any computer system that has date-sensitive programming may recognize a date using "00" as the year 1900 rather than the year 2000. This problem can affect non-information technology systems that include embedded technology, such as microprocessors included in "infrastructure" equipment used for telecommunications and other services as well as computer systems. If this anomaly is not corrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly, which could in turn affect the accuracy and compromise the integrity of business records. Business operations could be interrupted when companies are unable to process transactions, send invoices, or engage in similar normal business activities.

Prudential established a Company-wide Program Office (CPO) to develop and coordinate an operating framework for the Year 2000 compliance activities. Prudential's CPO structured the Year 2000 program into three major components:
Business Applications, Infrastructure and Business Partners. The CPO also established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide progress of each component of Prudential's program for conversion and upgrading of systems for Year 2000 compliance.

Business Applications

The scope of the Business Applications component includes a wide range of computer systems that directly support Prudential's business operations and accounting systems. The entire application portfolio was analyzed in 1996 to determine appropriate Year 2000 readiness strategies (i.e., renovate, replace or retire). Rigorous testing standards have been employed for all applications that will not be retired, including those that are newly developed or purchased. Application replacement and renovation projects follow a similar path toward Year 2000 compliance. The key project phases include Year 2000 analysis and design, programming activities, testing, and implementation. Replacement projects are also tracked until the existing applications are removed from production.

Of Prudential's total application portfolio, approximately 70% of the applications are being renovated, 13% are being replaced by Year 2000 compliant systems, and the remaining 17% are being retired from production. At December 31, 1998, the percentage of business applications (based on application count) in the implementation phase for Year 2000 compliance for renovation, replacement and retirement are 99%, 96% and 99%, respectively. The interim target date for completing renovations and retirements is March 1999, with an overall completion date for Business Applications of June 1999.

Infrastructure

The scope of Prudential's Year 2000 Infrastructure initiatives include mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment, buildings and facilities systems, personal computers, and vendor hardware and software.

Although there are minor differences among these various components, the approach to Year 2000 readiness for Infrastructure generally involves phases identified as inventory, assessment, remediation activities (e.g., upgrading hardware or software), testing and implementation. The interim target date for completion of certain Infrastructure components is March 1999 with an overall completion date for Infrastructure of June 1999.

Business Partners

Prudential's approach to business partner readiness includes classification of each partner's status as "highly critical" or "less critical" and the development of contingency plans to address the potential that a business partner could experience a Year 2000 failure. Approximately 30% of our business partners have been identified as highly critical and the remaining 70% as less critical. Project phases include inventory, risk assessment, and contingency planning activities. All project phases for highly critical business partner readiness were achieved in December 1998; we have an overall completion date for less critical business partner readiness of June 1999.

The Cost of Year 2000 Readiness

Prudential is funding the Year 2000 program from operating cash flows. Some of the expenses of Prudential's Year 2000 readiness are allocated across its various businesses and subsidiaries, including those businesses not engaged in providing services to Group Contractholders. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Prudential's ability to meet its contractual commitments to Group Contractholders.

Year 2000 Risks and Contingency Planning

The major portion of Prudential's transactions are of such volume that they can only be effectively processed through the use of automated systems. Therefore, substantially all of Prudential's contingency plans include the ultimate resolution of any causative technology failures that may be encountered.

Prudential believes that the Business Application, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. While management expects that a small number of the projects may not meet their targeted completion date, it is anticipated that these projects will be completed by September 1999 so that any delays, if experienced, would not have a significant impact on the timing of the project as a whole. During the course of the Year 2000 program, some discretionary technology projects have been delayed in favor of the completion of Year 2000 projects. However, this impact has been minimized by Prudential's strategic decision to outsource most of the Year 2000 renovation work.

While Prudential and its subsidiaries believe that they are well positioned to mitigate its Year 2000 issue, this issue, by its nature contains inherent uncertainties, including the uncertainty of Year 2000 readiness of third parties. Consequently, Prudential is unable to determine at this time whether the consequences of Year 2000 failures will have a material adverse effect on the results of operations, liquidity or financial condition. In the worst case, it is possible that any technology failure, including an internal or external Year 2000 failure, could have a material impact on Prudential's results of operations, liquidity, or financial position.

Prudential is enhancing existing business contingency plans to mitigate Year 2000 risk. Current contingency plans include planned responses to the failure of specific business applications or infrastructure components. These responses are being reviewed and expected to be finalized by June 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. The plans are also being updated to reduce the level of uncertainty about the Year 2000 problem including readiness of Prudential's Business Partners.

The discussion of the Year 2000 Issue herein, and in particular Prudential's plans to remediate this issue and the estimated costs thereof, are forward-looking in nature.

                          DEFINITIONS OF SPECIAL TERMS
                             USED IN THIS PROSPECTUS



Annual Base Salary -- An Eligible Group Member's basic annual rate of pay including before-tax contributions for Flex Comp benefits and 401K contributions. An Eligible Group Member's Annual Base Salary does not include overtime, profit sharing awards, bonuses, long term disability benefits, or any other form of extra compensation.

Attained Age -- Your age as of the first day of the month following your birthday.

Basic Employee Group Term Life Insurance -- Term life insurance automatically purchased by Morgan Guaranty Trust of NY for each eligible employee. The benefits available under the Group Variable Universal Life Insurance Contract described in this prospectus are in addition to any benefits available under Basic Employee Group Term Life Insurance coverage.

Business Day -- A day on which the New York Stock Exchange is open for trading.

Cash Surrender Value -- The amount you receive upon surrender of the Certificate. The Cash Surrender Value is equal to your Certificate Fund on the date of surrender, less any Certificate Debt, outstanding charges, and any applicable transaction charge.

Certificate -- A document issued to you, as a Participant under the Group Contract, setting forth or summarizing your rights and benefits.

Certificate Anniversary -- The same date each year as the Certificate Date.

Certificate Date -- The effective date of coverage under a Certificate.

Certificate Debt -- The principal amount of any outstanding loans you borrowed under your Certificate plus any accrued interest.

Certificate Fund -- The total amount credited to you under your Certificate. On any date it is equal to the sum of the amounts under that Certificate allocated to: (1) the Subaccounts, (2) the Fixed Account, and (3) the Loan Account.

Certificate Year -- The year from the Certificate Date to the first Certificate Anniversary or from one Certificate Anniversary to the next.

Contract Anniversary -- January 1 of each year.

Contract Date -- January 1, 1999, the date as of which the Group Contract was issued.

Covered Person -- The person whose life is insured under the Group Contract. The Covered Person is generally the Participant.

Death Benefit -- The amount payable upon the death of the Covered Person (before the deduction of any Certificate Debt or any outstanding charges).

Eligible Group Members -- All full-time or regular part-time employees of Morgan Guaranty Trust of NY, its subsidiaries, and its affiliated companies (on U.S. payroll) scheduled to work 20 or more hours weekly. Subsidiaries and affiliated companies include all companies that Morgan Guaranty Trust of NY has requested be included in the Group Contract, provided that Prudential has granted the request. An Eligible Group Member and his or her spouse may each separately apply for insurance coverage under the Group Contract for himself or herself.

Face Amount -- The amount of life insurance in your Certificate. The Face Amount, along with your Certificate Fund, is a part of your Death Benefit.

Fixed Account -- An investment option under which Prudential guarantees that interest will be added to the amount deposited at a rate we declare periodically.

Funds -- The Prudential Series Fund, J.P. Morgan Series Trust II, and American Century Variable Portfolios, Inc. portfolios in which the Separate Account invests. Your investment options include the Funds and the Fixed Account.

Group Contract -- The Group Variable Universal Life insurance contract that Prudential issued to Morgan Guaranty Trust of NY.

Group Contractholder -- Morgan Guaranty Trust of NY.

Guideline Annual Premium -- A level annual premium that would be payable throughout the duration of a Certificate to fund the future benefits if the Certificate were a fixed premium contract, based on certain assumptions set forth in a rule of the SEC. Upon request, Prudential will advise you of the guideline annual premium under the Certificate.

Issue Age -- The Covered Person's Attained Age on the date that the insurance on that Covered Person goes into effect as defined by the Group Contract.

Loan Account -- An account within Prudential's general account to which we transfer from the Separate Account and/or the Fixed Account an amount equal to the amount of any loan.

Loan Value -- The amount (before any applicable transaction charge) that you may borrow at any given time under your Certificate. We calculate the Loan Value by multiplying the Certificate Fund by 90% (or higher where required by state law) and then subtracting any existing loan with accrued interest, outstanding charges, and the amount of the next month's charges.

Modified Endowment Contract -- A type of life insurance contract or Certificate under the Internal Revenue Code which has been funded in excess of certain IRS limits. In general, a Certificate may be classified as a Modified Endowment Contract (or "MEC") if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made (or an additional insurance benefit removed). Less favorable tax rules, and in some cases a penalty tax, apply if you take distributions (such as withdrawals, loans or assignments) from a MEC. Regardless of classification as a MEC, cash value accrues on a tax deferred basis and the Death Benefit is generally received free of income tax. See Tax Treatment of Certificate Benefits for a more complete description of the MEC rules.

Monthly Deduction Date -- For Participants who do not pay premiums by automatic payroll deduction, the first Business Day of the month. For these Participants, Prudential will deduct the full monthly Certificate Fund charges on this Monthly Deduction Day. Participants who are Eligible Group Members (or their spouses) and who generally pay premiums by automatic payroll deduction instead have their monthly Certificate Fund charges deducted on the two Semi-Monthly Deduction Days.

Net Premium -- Your premium payment minus any charges for taxes attributable to premiums, any processing fee, and any sales charge. Net Premiums are the amounts that we allocate to the Separate Account and/or the Fixed Account.

Paid-up Coverage -- This type of life insurance coverage pays a Death Benefit of a specific amount that does not change. You make one initial premium payment to begin the coverage and never make any additional payments.

Participant -- An Eligible Group Member or spouse who obtains insurance under the Group Contract and is eligible to exercise the rights described in the Certificate. The Participant is generally the same as the Covered Person. We refer to Participants as "you" in this prospectus. If you validly assign your rights as a Participant to someone else, then that person may exercise those rights.

Portable -- You may continue your insurance coverage even if you are no longer an Eligible Group Member. This type of insurance coverage is called Portable. Cost of insurance rates and charges may increase under a Portable Certificate.

Semi-Monthly Deduction Day -- For Participants who are Eligible Group Members (or their spouses) and who generally pay premiums by automatic payroll deduction, the two days each month that Prudential deducts monthly charges from the Participant's Certificate Fund. The Semi-Monthly Deduction Days will coincide with the two days that Prudential credits automatic payroll deduction premium payments it receives from Morgan Guaranty Trust of NY, which Prudential anticipates will occur around the middle and end of each month. Participants will have half of the monthly charges deducted on the first Semi-Monthly Deduction Day and the remaining half deducted on the second Semi-Monthly Deduction Day. Participants who do not generally pay premiums by automatic payroll deduction have a single Monthly Deduction Day when Prudential will deduct the full monthly Certificate Fund charges.

Separate Account -- Prudential Variable Contract Account GI-2, a separate investment account registered as a unit investment trust under the federal securities laws and established by Prudential to receive some or all of the Net Premiums and to invest them in the Funds.

Series Fund -- The Prudential Series Fund, Inc., a mutual fund with separate portfolios, some of which are available as investment options for the Group Contract.

Subaccount -- A division of the Separate Account. Each Subaccount invests its assets in the shares of a corresponding Fund.

We -- The Prudential Insurance Company of America.

You -- A Participant.


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



                      DIRECTORS AND OFFICERS OF PRUDENTIAL

                             DIRECTORS OF PRUDENTIAL


Franklin E. Agnew - Director since 1994 (current term expires April, 2000). Member, Committee on Dividends; Member, Finance Committee; Member Corporate Governance Committee. Business consultant since 1987. Senior Vice President, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc. John Wiley & Sons, Inc. and Erie Plastics Corporation. Age 63. Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.

Frederick K. Becker - Director since 1994 (current term expires April, 1999). Member, Auditing Committee, Member, Committee on Business Ethics; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 62. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

James G. Cullen - Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, since 1997. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 55. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.

Carolyne K. Davis - Director since 1989 (current term expires April, 2001). Member, Finance Committee; Member Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor. National and International Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Instruments, Inc., Merck & Co., Inc., Science Applications International Corporation, Minimed Incorporated, and Beverley Enterprises. Age 65. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

Roger A. Enrico - Director since 1994 (current term expires April, 2002). Member, Committees on Nominations & Corporate Governance; Member, Compensation Committee. Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Originally with PepsiCo, Inc. since 1971. Mr. Enrico is also a director of A.M. Belo Corporation and Dayton Hudson Corporation. Age 53. Address: 700 Anderson Hill Road, Purchase, NY 10577.

Allan D. Gilmour - Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, USWest, Inc., The Dow Chemical Company and DTE Energy Company. Age 63. Address:
751 Broad Street, 23rd Floor, Newark, NJ 07102.

William H. Gray, III - Director since 1991 (current term expires April, 2000). Member, Executive Committee; Member, Finance Committee; Chairman, Committees on Nominations & Corporate Governance. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of


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



Chase Manhattan Corporation, The Chase Manhattan Bank, Lotus Development Corporation, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Union-Pacific Corporation, Warner-Lambert Company, Westinghouse Electric Corporation, and Electronic Data Systems. Age 56. Address:
8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.

Jon F. Hanson - Director since 1991 (current term expires April, 2003). Member, Finance Committee; Member, Committee on Dividends. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director of United Water Resources, Orange & Rockland Utilities, Inc., and Consolidated Delivery and Logistics. Age 61. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

Glen H. Hiner, Jr. - Director since 1997. (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1991. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr Hiner is also a director of Dana Corporation. Age 64. Address: One Owens Corning Parkway, Toledo, OH 43659.

Constance J. Horner - Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Corporation, and Pfizer, Inc. Age 55. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.

Gaynor N. Kelley - Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Former Chairman and Chief Executive Officer, The Perkins Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated, Arrow Electronics, Inc., and Alliant Techsystems. Age 66. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102-3777.

Burton G. Malkiel - Director since 1978 (current term expires April, 2002). Chairman, Finance Committee; Member, Executive Committee; Member, Committee on Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya, Baker Fentress & Company, The Jeffrey Company. The Southern New England Telecommunications Company, and Vanguard Group, Inc. Age 65. Address: Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.

Arthur F. Ryan - Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Corp. from 1990 to 1994, with Chase since 1972. Age 55. Address: 751 Broad Street, Newark, NJ 07102.

Ida F.S. Schmertz - Director since 1997 (current term expires April, 2004). Member, Finance Committee. Principal, Investment Strategies International since 1994. Age 63. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

Charles R. Sitter - Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 67. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.


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




Donald L. Staheli - Director since 1995 (current term expires April, 1999). Member, Compensation Committee; Member, Auditing Committee. Retired since 1997. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Mr. Staheli is also director of Bankers Trust Company and Bankers Trust New York Corporation. Age 66. Address: 39 Locust Street, Suite 204, New Canaan, CT 06840.

Richard M. Thomson - Director since 1976 (current term expires April, 2000). Chairman, Executive Committee; Chairman, Compensation Committee; Member, Committee on Nominations & Corporate Governance. Chairman of the Board, The Toronto-Dominion Bank since 1997. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of CGC, Inc., INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, and Canadian Occidental Petroleum, Ltd. Age 64. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.

James A. Unruh - Director since 1996 (current term expires April, 2000). Member, Compensation Committee. Retired since 1997. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Ameritech Corporation. Age 55. Address: Two Bala Plaza, Suite 300, Bala Cynwyd, PA 19004.

P. Roy Vagelos, M.D. - Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman and Chief Executive Officer, Merck & Co., Inc. from 1986 to 1994. Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 68. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.

Stanley C. Van Ness - Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 63. Address: 22 Chambers Street, Princeton, NJ 08542.

Paul A. Volcker - Director since 1988 (current term expires April, 2000). Chairman, Committee on Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1996. Chairman, James D. Wolfensohn, Inc. from 1988 to 1996. Chief Executive Officer, James D. Wolfensohn, Inc. from 1995 to 1996. Mr. Volcker is also a public member of the Board of Governors of the American Stock Exchange, a member of the Board of Overseers of TIAA-CREF, and a director of Nestle, S.A., UAL Corporation, and Bankers Trust New York Corporation. Age 70, Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.

Joseph H. Williams - Director since 1994 (current term expires April, 2002). Member, Committee on Dividends; Member, Auditing Committee. Director, The Williams Companies since 1971. Chairman & Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of Flint Industries, The Orvis Company, and MTC Investors, LLC. Age 64. Address: One Williams Center, Tulsa, OK 74172.

                        PRINCIPAL OFFICERS OF PRUDENTIAL


Arthur F. Ryan - Chairman, President and Chief Executive Officer since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation, New York, NY. Age 55.

E. Michael Caulfield - Chief Executive Officer, Prudential Investments since 1996; Chief Executive Officer, Money Management Group from 1995 to 1996; prior to 1995, President, Prudential Preferred Financial Services. Age 51.

Michele S. Darling - Executive Vice President Human Resources since 1997; prior to 1997, Executive Vice President, Canadian Imperial Bank of Commerce, Toronto, Canada. Age 44.

Robert C. Golden - Executive Vice President Corporate Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities, New York, NY. Age 51.

Mark B. Grier - Executive Vice President, Financial Management since 1997; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation, New York, NY. Age 44.

Rodger A. Lawson - Executive Vice President, Marketing and Planning since 1996; President and CEO, Van Eck Global, New York, NY, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company, New York, NY. Age 50.

John V. Scicutella - Chief Executive Officer, Individual Insurance Group since 1997; Executive Vice President Operations and Systems from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 48.

John R. Strangfeld - Executive Vice President, Private Asset Management Group
(PAMG) since 1998; President, PAMG, from 1996 to 1998; prior to 1996, Senior Managing Director. Age 44.

R. Brock Armstrong - Senior Vice President, Individual Insurance Development since 1997; prior to 1997, Executive Vice President, London Life Insurance Company, London, Canada. Age 50.

James J. Avery, Jr. - Senior Vice President & Chief Actuary since 1997; President Prudential Select from 1995 to 1997; prior to 1995, Chief Financial Officer, Prudential Select. Age 46.

Martin A. Berkowitz - Senior Vice President and Comptroller since 1995; prior to 1995, Senior Vice President and CFO, Prudential Investment Corporation. Age 48.

William M. Bethke - Chief Investment Officer since 1997; prior to 1997, Senior Vice President. Age 50.

Richard J. Carbone - Senior Vice President and Chief Financial Officer since 1997. Controller, Salomon Brothers, New York, NY, from 1995 to 1997; prior to 1995, Controller, Bankers Trust, New York, NY. Age 50.

Mark R. Fetting - President, Prudential Retirement Services since 1996; prior to 1996, President, Prudential Defined Contribution Services. Age 43.


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




William D. Friel - Senior Vice President and Chief Information Officer since 1993. Age 59.

Jean D. Hamilton - President, Diversified Group since 1995; prior to 1995, President, Prudential Capital Group. Age 51.

Ronald P. Joelson - Senior Vice President, Guaranteed Products since 1997; President, Prudential Investments Guaranteed Products from 1996 to 1998; prior to 1996, Managing Director, Enterprise Planning Unit. Age 40.

Ira J. Kleinman - Executive Vice President, International Insurance Group, since 1997; prior to 1997, Senior Vice President. Age 51.

Neil A. McGuinness - Senior Vice President, Marketing, Prudential Investments, since 1996; prior to 1996, Managing Director, Putnam Investments, Boston, MA. Age 51.

Priscilla A. Myers - Senior Vice President, Audit, Compliance and Investigation since 1995. Vice President and Auditor from 1989 to 1995. Age 48.

I. Edward Price - Senior Vice President and Actuary since 1995; prior to 1995, Chief Executive Officer, Prudential International Insurance. Age 55.

Kiyofumi Sakaguchi - President, International Insurance Group since 1995; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 55.

Brian M. Storms - President, Mutual Funds and Annuities, Prudential Investments since 1996; prior to 1996, Managing Director, Fidelity Investments, Boston. Age 43.

Robert J. Sullivan - Senior Vice President, Sales, Prudential Investments since 1997; prior to 1997, Managing Director, Fidelity Investments, Boston. Age 59.

Susan J. Blount - Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 40.

C. Edward Chaplin - Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 41.


Prudential officers are elected annually.

                              FINANCIAL STATEMENTS


         [Financial statements to be added by post-effective amendment.]

                          Supplement dated May 1, 1999
                         to Prospectus dated May 1, 1999
                   for Group Variable Universal Life Insurance

                   Special Features of the Group Contract for
                           DaimlerChrysler Corporation


This document is a supplement to the prospectus dated May 1, 1998 (the "prospectus") for the Group Variable Universal Life Insurance contract and Certificates that Prudential offers to you. This supplement is not a complete prospectus, and must be accompanied by the prospectus. The prospectus describes the insurance features and certain other aspects of the DaimlerChrysler Corporation Group Contract and Certificates. In this supplement, we list the 16 Funds that are available to you under the DaimlerChrysler Corporation Group Contract and Certificates.

Special terms that we use are defined in the prospectus. See the Definitions of Special Terms section of the prospectus. You must read the prospectus and this supplement together to fully understand how Group Variable Universal Life Insurance works.

Eligibility and Enrollment

Who is Eligible for Coverage?

Eligible Group Members for the Group Variable Universal Life Insurance are:

o Salaried employees of DaimlerChrysler Corporation and certain subsidiaries who work full-time on a regular basis.

o Part-time employees of DaimlerChrysler Corporation and certain subsidiaries who are officially classified by DaimlerChrysler as "reduced hour" or "job share" employees.

o Spouses of eligible employees who are younger than 65 when they enroll, provided they are not confined for medical treatment at home or elsewhere.

     Spouses who are also employees of DaimlerChrysler may not be covered both as an employee and a spouse. If, after the death of a spouse, we become aware that a spouse enrolled as both an employee and a spouse, we will pay a death benefit as though the spouse were an employee. We will return the premiums that were paid as a spouse, and we will retain any investment gain or loss.

     See the Applicant Owner Provision section of the prospectus to learn about how a spouse may apply for coverage on the life of the employee.

We refer to each person who buys coverage as a "Participant." When we use the terms "you" or "your", we mean a Participant.

In addition, children of eligible employees are eligible for dependent term life coverage from age 14 days to 19 years (or, if an unmarried student, to age 25). Eligible children include legally adopted children, stepchildren and foster children who live with the employee and depend on the employee wholly for support.

     Before a child can become covered, the employee or the spouse must be covered for the Group Variable Universal Life Insurance. The child will not be eligible if he or she is confined for medical care or treatment at home or elsewhere.

     When a child reaches age 19 (or, if an unmarried student, age 25), he or she may continue coverage if he or she is not physically or mentally capable of self- support. The employee must give Prudential evidence of the incapacity within 31 days after coverage would end.

     Children who are also employees of DaimlerChrysler may not be covered both as an employee and a dependent. And, if both parents are employees of DaimlerChrysler, a child may be covered by only one parent.

Is There A Limited Enrollment Period?

No, an eligible employee or spouse may enroll at any time during the year. But, if the person applies for coverage more than 31 days after first becoming eligible, Prudential will ask for evidence of the Covered Person's good health before that person can become covered.

Coverage Information

How Much Coverage May A Participant Buy?

A Participant who is an employee may choose from one of eight Face Amounts. The choices range from a minimum Face Amount of $10,000 to a Face Amount equal to five times annual base salary up to a maximum of $3,000,000. (When a Face Amount is based on salary, we round the Face Amount to the next higher multiple of $1,000 if it's not already an even multiple of $1,000).

A Participant who is a spouse may choose from one of these four Face Amounts:
$100,000, $75,000, $50,000 and $25,000. The Face Amount may not be more than three times the employee's annual base salary.

How Much Term Life Coverage May A Participant Buy For A Dependent Child?

A Participant may choose from one of these five amounts of term life insurance for each eligible child: $20,000, $15,000, $10,000, $5,000 and $1,000.

When Must I Give Evidence Of Good Health?

For a current Participant who is an Employee: You must give evidence of good health if you increase your Face Amount.

For a newly hired Eligible Group Member: You must give evidence of good health if you enroll for a Face Amount that is more than $1,500,000. If you enroll more than 31 days after you first become eligible, you must give evidence of good health to enroll for any Face Amount.

For a new dependent spouse or child: A spouse must give evidence of good health to enroll for a Face Amount that is more than $1,500,000. If the spouse enrolls more than 31 days after he or she is first eligible, he or she must give evidence of good health to enroll for any Face Amount. A spouse is first eligible on the date of marriage to the employee.

You may enroll a dependent child without giving evidence of good health if you enroll the child within 45 days after the child first becomes eligible. A child first becomes eligible at 14 days old. In addition, a child is eligible on adoption or on the date a court decree makes the child your dependent providing the child is at least 14 days old.

You will need to give evidence of good health if you decline coverage for a spouse or child and later decide to enroll, or if you want to increase the coverage amount.

Can I Increase My Coverage Amount?

Yes. You may increase your Face Amount of Insurance at any time but you must give evidence of good health.

Will My Coverage Amount Ever Decrease?

Yes. At age 70, your Face Amount will reduce to 60% of your Face Amount before age 70. At age 75, it will reduce to 40% of your Face Amount before age 70. And, at age 80, it will reduce to 25% of your Face Amount before age 70. It will never be less than $10,000.

See the Changes in Face Amount and Tax Treatment of Certificate Benefits sections of the prospectus.

Does My Certificate Include An Accelerated Death Benefit Provision?

Yes. A Participant can elect to receive an early payment of part of the Death Benefit when diagnosed as being terminally ill. A Participant who is an employee may elect up to 50% of the Death Benefit, subject to a maximum of $250,000. A Participant who is a spouse may elect up to 50%, subject to a maximum of $50,000. "Terminally ill" means the Participant has a life expectancy of 6 months or less.

Am I Entitled To Additional Benefits?

Yes. You are eligible for the Accelerated Death Benefit and Dependent Life Benefits, as stated earlier.

Does The Coverage Have Exclusions?

Yes. As stated in the prospectus, Group Variable Universal Life Insurance has a suicide exclusion. See the Suicide Exclusion section of the prospectus.

What Are The Terms Of A Policy Loan?

Amount available for borrowing: You may borrow up to the Loan Value of your Certificate Fund. The Loan Value is 90% of your Certificate Fund minus any existing loan (and its accrued interest), outstanding charges, and the amount of the next month's charges. We will take an amount equal to the loan out of each of your investment options on a pro-rata basis unless you tell us to take it only from selected investment options.
The minimum loan amount is $200.

Interest rate: The net cost of the loan is equal to an annual rate of 2%.

See the Loans section of the prospectus for more details.

Premiums

How Do I Pay Premiums?

For active employees and their dependents, DaimlerChrysler will send routine premium payments to Prudential by payroll deduction. DaimlerChrysler will send the premiums monthly. Retirees, employees on an approved leave of absence, and employees who elect portability will be billed directly by Prudential and will submit their premium payments directly to Prudential.

How Much Money Can I Contribute To My Investment Options?

You can contribute, subject to annual and lifetime limits set by the Internal Revenue Service, any dollar amount. The minimum investment option contribution is $10. See the Tax Treatment of Certificate Benefits section of the prospectus.

May I Make Additional Premium Payments?

Yes. You may make lump sum payments at any time. The minimum lump sum payment is $100. The maximum is subject to annual and lifetime limits set by the Internal Revenue Service. See the Tax Treatment of Certificate Benefits section of the prospectus.

Investment Options

What Investment Options are Available?

Prudential Series Diversified Bond Portfolio
Prudential Series Equity Portfolio
Prudential Series Equity Income Portfolio
Prudential Series Flexible Managed Portfolio
Prudential Series Global Portfolio
Prudential Series Jennison Portfolio
Prudential Series Money Market Portfolio
Prudential Series Stock Index Portfolio

Alliance Capital Premier Growth Portfolio
Dreyfus Disciplined Stock Portfolio
Investors Fund - Kemper Series High Yield Portfolio
MFS Emerging Growth Series
MFS Research Series
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price New America Growth Portfolio
Templeton International Fund Class 2

The investment objectives, fees and expenses of these investment options are described in The Funds section of the prospectus. Your enrollment kit gives more information about the past performance of each investment option.

You may also allocate money to the Fixed Account, which earns interest at a rate determined annually and guaranteed not to be less than 4%.

Changes in Personal Status

Is There A Disability Provision Under My Certificate?

No. But you may continue your GVUL Coverage while on Disability Leave of Absence that is approved by DaimlerChrysler. Prudential will bill you directly for premium payments, and will charge a fee of $3 per bill.

Can I Continue Coverage When I Retire?

Yes. Prudential will bill you directly for premium payments, and will charge a fee of $3 per bill.

Can I Continue Coverage If I Leave The Company For Reasons Other Than
Retirement?

You may continue coverage on a Portable basis if you leave DaimlerChrysler for any reason. A spouse may also continue coverage on a Portable basis. Rates for Portable coverage are higher than rates for coverage as an active employee. Prudential will bill you directly for premium payments and will charge a fee of $3 per bill.

Does My Coverage End At A Certain Age?

Yes. Your coverage will end at age 100. See the How Prudential Issues Certificates section of the prospectus to see what options you have when your coverage ends.

What Happens If The Group Contract Is Terminated?

Either DaimlerChrysler or Prudential may end the Group Contract. Prudential can end the Group Contract only under the conditions described on page XX of the prospectus.

If the Group Contract ends, the effect on Participants depends on whether or not DaimlerChrysler replaces the Group Contract with another life insurance contract that allows for the accumulation of cash value. Generally, here is what will happen:

o If DaimlerChrysler does replace the Group Contract with another life insurance contract that allows for the accumulation of cash value, Prudential will terminate your Certificate. We will also transfer the Cash Surrender Value of your Certificate directly to that new contract, unless you elect to receive the Cash Surrender Value of your Certificate.

o If DaimlerChrysler does not replace the Group Contract with another life insurance contract that allows for the accumulation of cash value, you will have these options: convert to an individual life insurance policy; use your Certificate Fund to buy paid-up life insurance; or elect to receive the Cash Surrender Value of your Certificate.

See the Options on Termination of Coverage section of the prospectus.

Charges and Expenses

What Are the Charges?

The current charges under the DaimlerChrysler Group Contract are as follows:

1. Charges for taxes on premium payments. Prudential deducts a charge of 1.92% from each premium payment. This charge is to compensate Prudential for incurring state and local premium taxes (currently 1.57%) and for the impact of the federal deferred acquisition cost tax (currently 0.35%).

2. Daily charges for mortality and expense risks. Prudential deducts this charge from the assets of the Subaccount(s) that correspond to the Fund(s) you select. This charge is to compensate Prudential for assuming mortality and expense risks.

     For DaimlerChrysler, the current daily charge for mortality and expense risks is equivalent to an effective annual rate of 0.45%.

3. Daily charges for investment management fees and expenses. Each of the underlying mutual funds deducts investment management fees and expenses. These fees are described in The Funds section of the prospectus.

4. Monthly charges. Prudential deducts a monthly charge for the cost of insurance and a monthly charge of $1 for administrative expenses from your Certificate Fund.

5. Possible additional charges. Prudential will not charge for the first 12 transfers you make between investment options in a Certificate Year. But, if you make more than 12 transfers in a Certificate Year, Prudential will charge $20 per transfer. Prudential does not currently charge for other transactions, but reserves the right to do so in the future, as explained in the prospectus.

See the Charges and Expenses section of the prospectus for more details.

When May Charges Change?

The prospectus lists the maximum charges that we may charge under the DaimlerChrysler Group Contract on page XX. Under no circumstances will we exceed these charges. Within these maximums, we may vary the amount or level of charges. In general, we will not change these amounts more often than once a year. We will give you a new prospectus each year that shows any new charges. If we change the charges during a year, we will send you a notice of the change.

Illustration Of Death Benefits And Cash Surrender Values

The prospectus has two hypothetical illustrations of how Group Variable Universal Life Insurance contracts work. Those illustrations use general assumptions. See page XX of the prospectus.

The illustrations on the next page use assumptions that are specific to the DaimlerChrysler Group Contract - instead of using general assumptions about the available investment options and charges, they use the investment options actually available to DaimlerChrysler Participants and the charges that have actually been negotiated for the DaimlerChrysler Group Contract.

We used the same assumptions as are listed on page XX of the prospectus, except:

o    The first illustration uses the DaimlerChrysler current charges.

o The second illustration uses the maximum charges permitted under the DaimlerChrysler Group Contract.

o Both illustrations assume that the Certificate Fund has been invested in equal amounts in each of the 16 Funds available under the DaimlerChrysler Group Contract. Accordingly, the illustrations assume that the Funds' expenses were _____% per year, which was their average in 1998.

o Both illustrations assume that a premium of $100 is paid at issue and monthly thereafter.

If you ask, Prudential will give you a similar illustration for a Certificate that shows your age, risk class, proposed Face Amount of insurance, and proposed premium payments. We refer to this as a "personalized illustration."

When Are Charges Deducted?

We calculate and deduct the charges monthly from your Certificate Fund, depending upon whether you make routine premium payments by automatic payroll deduction or directly to Prudential. We take the charges from each investment option in the same proportions that your Certificate Fund is invested.

If you make routine premium payments by automatic payroll deduction, we generally will deduct the monthly Certificate Fund charges once per month, on the Monthly Deduction Date. The Monthly Deduction Date will coincide with the date DaimlerChrysler forwards the payroll deductions to us. We expect the Monthly Deduction Date to be near the first of the month.

DaimlerChrysler intends to forward automatic payroll deduction premium payments by the beginning of each month. But, even if DaimlerChrysler has not transferred the payroll deductions to us by the 45th day after the first day of any month, we will nevertheless deduct the month's Certificate Fund charges on the next Business Day following that 45th day.

If you make routine premium payments directly to Prudential, we will deduct the full monthly Certificate Fund charges on the first Business Day of each month.

What Are the Other Primary Features of the Plan?

The prospectus contains a good deal of information about standard features of the DaimlerChrysler Group Contract, including:

o    the free-look period

o    transfers between investment options

o    dollar cost averaging

o    more details on how loans work

o    how you can change future premium allocations among investment options

o    how paid-up coverage may be available

o    how your insurance could end (known as "lapsing")

o    reinstatement of your coverage

o    contestability rules

o    tax treatment of Certificate benefits

o    definitions of special terms

o    the Death Benefit

o    withdrawals


Please refer to the prospectus for information on these and other features of the DaimlerChrysler Group Contract. Your Enrollment Kit also explains key features of your plan.

Whom Do I Contact To Make A Transaction?

You may contact the Prudential Customer Service Center at 1-800-354-6903 to obtain the proper forms.

What Are My Cancellation Rights?

You may return a Certificate for a refund within 10 days after you receive it. These 10 days are known as the "free look" period. You can ask for a refund by mailing the Certificate back to Prudential. During the first 20 days after the Certificate Date, your premium payments are held in the Fixed Account.

See the A "Free Look" Period section of the prospectus for more details.

Whom Do I Contact to Answer My Other Questions?

You may contact Prudential's Customer Service Center at 1-800-354-6903.

                          Supplement dated May 1, 1999
                         to Prospectus dated May 1, 1999
                   for Group Variable Universal Life Insurance

                   Special Features of the Group Contract for
                                      KPMG

This document is a supplement to the prospectus dated May 1, 1998 (the "prospectus") for the Group Variable Universal Life Insurance contract and Certificates that Prudential offers to you. This supplement is not a complete prospectus, and must be accompanied by the prospectus. The prospectus describes the insurance features and certain other aspects of the KPMG Group Contract and Certificates. In this supplement, we list the 12 Funds that are available to you under the KPMG Group Contract and Certificates.

Special terms that we use are defined in the prospectus. See the Definitions of Special Terms section of the prospectus. You must read the prospectus and this supplement together to fully understand how Group Variable Universal Life Insurance works.

Eligibility and Enrollment

Who is Eligible for Coverage?

Eligible Group Members for the Group Variable Universal Life Insurance are:

o All regular full-time active partners of KPMG and Subsidiaries or one of its affiliated companies.

o    Former partners who retire on or after April 5, 1999.

o Former partners who terminate employment after April 5, 1999 and elect to continue coverage through the portability provision.

o Any KPMG partner who retired before April 5, 1999 but actively participated in the Cash Accumulation Account under the Group Flex Life Program on April 4, 1999 and elected to convert to the GVUL plan effective April 5, 1999.

We refer to each person who buys coverage as a "Participant." When we use the terms "you" or "your", we mean a Participant.

Coverage Information

How Much Coverage May An Eligible Partner Buy?

An eligible Partner will be automatically covered for a Face Amount of 6 times annual earnings (less incentive compensation), rounded to the nearest $100,000, up to a maximum of $2,500,000. You may elect to limit the maximum amount of coverage (but no less than $1,500,000), although any such amount must be rounded to the nearest $100,000.

In addition, an eligible Partner may choose to enroll for a Supplemental amount of coverage that will increase their Face Amount by one of the following:

o  $ 500,000
o  $ 1,000,000
o  $ 1,500,000

We require evidence of good health for all amounts of Supplemental coverage.

Are Dependents Eligible For Coverage?

No.  Dependents are not covered under the KPMG Group Contract.

When Must I Give Evidence Of Good Health?

For current Partners: If you choose to apply for Supplemental coverage, you will have to furnish evidence of good health. In addition, if you elect to limit your coverage to an amount less than 6 times your annual earnings (excluding incentive compensation) and you later wish to increase your coverage for any amount up to your allowable limit, you will need to furnish satisfactory evidence of good health for the requested increased amount of coverage.

Are Increases In Coverage Available?

We may increase your coverage amounts (excluding Supplemental coverage) on each October 1st based on your annual earnings (less incentive compensation). We do not require evidence of good health for these increases.

Will My Coverage Amount Ever Decrease?

Your coverage amount will decrease only if you voluntarily choose to reduce it. The minimum that you can reduce it to is $1,500,000. But, if you decrease coverage and later seek additional coverage, we will require evidence of good health.

See the Tax Treatment of Certificate Benefits section on page X of the prospectus. You should also get advice from a tax advisor.

Does My Certificate Include An Accelerated Death Benefit Provision?

Yes. A Participant can elect to receive an early payment of part of the Death Benefit when diagnosed as being terminally ill. You may elect up to 50% of the Death Benefit, subject to a maximum of $250,000. "Terminally ill" means the Participant has a life expectancy of 6 months or less.

Am I Entitled To Additional Benefits?

Yes. You are eligible for the Accelerated Death Benefit and for the Extended Death Protection During Total Disability described later in this supplement.

Is There A Suicide Exclusion?

No.  The KPMG Group Contract does not include a Suicide Exclusion.

What Are The Terms Of A Policy Loan?

Amount available for borrowing: You may borrow up to the Loan Value of your Certificate Fund (that is, your investment options). The Loan Value is 90% of your Certificate Fund minus any existing loan (and its accrued interest), outstanding charges, and the amount of the next month's charges. We will take an amount equal to the loan out of each of your investment options on a pro-rata basis unless you tell us to take it only from selected investment options. The minimum loan amount is $200.

Interest rate: The net cost of the loan is equal to an annual rate of 2%.

See the Loans section of the prospectus for more details.

Premiums

How Do I Pay Premiums?

KPMG will send routine premium payments to Prudential on a monthly basis. KPMG will also send partner-elected lump sum premium deposits to Prudential in July and November of each year.

Prudential will bill directly retirees, partners on an approved leave of absence, and partners who elect portability. They will send premium payments directly to Prudential.

May I Make Additional Premium Payments?

Yes. You may make lump sum payments at any time. The minimum lump sum payment is $100. The maximum is subject to annual and lifetime limits set by the Internal Revenue Service. See the Tax Treatment of Certificate Benefits section of the prospectus.

Investment Options

What Investment Options are Available?

Prudential Series Global Portfolio
Prudential Series High Yield Bond Portfolio
Prudential Series Jennison Portfolio
Prudential Series Money Market Portfolio
Prudential Series Small Capitalization Stock Portfolio
Prudential Series Stock Index Portfolio
Janus Aspen Series Worldwide Growth Portfolio
MFS Bond Series
Neuberger Berman AMT Partners Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price New America Growth Portfolio
Warburg Pincus Global Fixed Income Portfolio

We describe the investment objectives of these portfolios in the accompanying prospectus, which also describes their fees and expenses. Please refer to your Enrollment Kit for further information on the Funds' past performance.

You may also allocate funds to our Fixed Account, which earns interest at a rate determined annually but guaranteed not to be less than 4%. As discussed on page XX of the prospectus, during the first 20 days following the Certificate Date, we will direct your premium payments to the Fixed Account.

Changes in Personal Status

What Happens If I Become Disabled?

If you become totally disabled prior to age 57 and are unable to pay premiums, you will continue to have insurance coverage equal to the Face Amount of your Certificate until you reach age 62, as long as you remain totally disabled.

Can I Continue Coverage When I Retire?

You may continue your GVUL coverage when you retire. Your rates for coverage will depend upon your age. We will bill you for premium payments plus a direct bill charge of $3 per bill. Your Supplemental coverage ends at termination of employment, but may be converted to an individual policy.

Can I Continue Coverage If I Leave The Company For Reasons Other Than
Retirement?

In addition to continuing coverage if you retire, you may continue coverage if you leave KPMG for any other reason. We refer to this as Portable coverage. Your rates for Portable coverage will depend upon your age based on the Plan's experience until the second policy anniversary after you leave the employment of KPMG. After that, you will be charged rates for coverage based on the experience of a Prudential portability pool. These rates will be higher than your active rates. We will bill you for premium payments plus a direct bill charge of $3 per bill. If the KPMG Group Contract terminates, you may nonetheless continue your Portable coverage.

Your Supplemental coverage ends at termination of employment. Supplemental coverage may be converted to an individual policy.

Does My Coverage End At A Certain Age?

Yes. Your coverage will end at age 100. See the How Prudential Issues Certificates section of the prospectus to see what options you have when your coverage ends.

What Happens If The Group Contract Is Terminated?

Either KPMG or Prudential may terminate the KPMG Group Contract, although Prudential will only do so under certain conditions described in the prospectus on page XX. If the KPMG Group Contract is terminated, KPMG may replace it with another life insurance contract that, like the KPMG Group Contract, permits you to accumulate cash value. In that case, you will have the option of (i) transferring the value of your investment options less any loans, accrued interest, and outstanding charges to the new contract; or (ii) receiving that same amount in a lump sum payment.

If KPMG does not replace the KPMG Group Contract with a life insurance contract that permits you to accumulate cash value, then you will have the option of converting to a cash value individual life insurance policy, electing a paid-up life insurance policy in which no future premiums would be paid, or receiving a lump sum payment as previously described.

See the Options on Termination of Coverage section of the prospectus.

Charges and Expenses

What Are the Charges?

The current charges under the KPMG Group Contract are as follows:

1. Charges for taxes on premium payments. Prudential deducts a charge of 1.92% from each premium payment. This charge is to compensate Prudential for incurring state and local premium taxes (currently 1.57%) and for the impact of the federal deferred acquisition cost tax (currently 0.35%).

2. Daily charges for mortality and expense risks. Prudential deducts this charge from the assets of the Subaccount(s) that correspond to the Fund(s) you select. This charge is to compensate Prudential for assuming mortality and expense risks.

     For KPMG, the current daily charge for mortality and expense risks is equivalent to an effective annual rate of 0.45%.

3. Daily charges for investment management fees and expenses. Each of the underlying mutual funds deducts investment management fees and expenses. They are described in The Funds section of the prospectus.

4. Monthly charges. Prudential deducts a monthly charge for the cost of insurance. We describe the calculation of this charge on page XX of the prospectus.

5. Possible additional charges. Prudential will not charge for the first 12 transfers you make between investment options in a Certificate Year. But, if you make more than 12 transfers in a Certificate Year, Prudential will charge $20 per transfer. Also, while you will receive a statement detailing activity under your Certificate on a quarterly basis, such reports can be requested at any time for an additional fee. Prudential does not currently charge for other transactions, but reserves the right to do so in the future, as explained in the prospectus.

See the Charges and Expenses section of the prospectus for more details.

When May Charges Change?

The prospectus lists the maximum charges that we may charge under the KPMG Group Contract on page XX. Under no circumstances will we exceed these charges. Within these maximums, we may vary the amount or level of charges. In general, we will not change these amounts more often than once a year. We will give you a new prospectus each year that shows any new charges. If we change the charges during a year, we will send you a notice of the change.

Illustration Of Death Benefits And Cash Surrender Values

The prospectus has two hypothetical illustrations of how Group Variable Universal Life Insurance contracts work. Those illustrations use general assumptions. See page XX of the prospectus.

The illustrations on the next page use assumptions that are specific to the KPMG Group Contract instead of using general assumptions about the available investment options and charges, they use the investment options actually available to KPMG Participants and the charges that have actually been negotiated for the KPMG Group Contract.

We used the same assumptions as are listed on page XX of the prospectus, except:

o    The first illustration uses the KPMG current charges.

o The second illustration uses the maximum charges permitted under the KPMG Group Contract.

o Both illustrations assume that the Certificate Fund has been invested in equal amount in each of the 12 Funds available under the KPMG Group Contract. Accordingly, the illustrations assume that the Funds' expenses were _____% per year, which was their average in 1998.

o Both illustrations assume annual premium payments of $5000 plus current cost of insurance plus current expenses.

If you ask, Prudential will give you a similar illustration for a Certificate that shows your age, risk class, proposed Face Amount of insurance, proposed premium payments, and the investment options you are interested in. We refer to this as a "personalized illustration."

When Are Charges Deducted?

We calculate and deduct the charges monthly from your Certificate Fund, depending upon whether you make routine premium payments to KPMG or directly to Prudential. We take the charges from each investment option in the same proportions that your Certificate Fund is invested.

If you make routine premium payments through KPMG, we generally will deduct the monthly Certificate Fund charges once per month, on the Monthly Deduction Date. The Monthly Deduction Date will coincide with the date KPMG forwards premium payments to us. We expect the Monthly Deduction Date to be near the first of the month.

KPMG intends to forward premium payments by the beginning of each month. But, even if KPMG has not transferred premium payments to us by the 45th day after the first day of any month, we will nevertheless deduct the month's Certificate Fund charges on the next Business Day following that 45th day.

If you make routine premium payments directly to Prudential, we will deduct the full monthly Certificate Fund charges on the first Business Day of each Month.


What Are the Other Primary Features of the Plan?

The prospectus contains a good deal of information about standard features of the KPMG Group Contract, including:

o    the free-look period

o    transfers between investment options

o    dollar cost averaging

o    more details on how loans work

o    how you can change future premium allocations among investment options

o    how paid-up coverage may be available

o    how your insurance could end (known as "lapsing")

o    reinstatement of your coverage

o    contestability rules

o    tax treatment of Certificate benefits

o    definitions of special terms

o    the Death benefit

o    withdrawals

Please refer to the prospectus for information on these and other features of the KPMG Group Contract. Your Enrollment Kit also explains key features of your plan.

Whom Do I Contact To Make A Transaction?

You may contact the Prudential Customer Service Center at 1-800-562-9874 to obtain the proper forms.

What Are My Cancellation Rights?

You may return a Certificate for a refund within 10 days after you receive it. These 10 days are known as the "free look" period. You can ask for a refund by mailing the Certificate back to Prudential. During the first 20 days after the Certificate Date, your premium payments are held in the Fixed Account.

See the A "Free Look" Period section of the prospectus for more details.

Whom Do I Contact to Answer My Other Questions?

You may contact Prudential's Customer Service Center at 1-800-562-9874.

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION WITH RESPECT TO CHARGES

The Prudential Insurance Company of America ("Prudential") represents that the fees and charges deducted under the Group Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential.

                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation.

New Jersey, being the state of organization of Prudential Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law 27, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (8)(ii) of Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-25434, filed April 30, 1997, on behalf of the Prudential Individual Variable Contract Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

Version 1 of the prospectus consisting of 104 pages; version 2 of the prospectus consisting of 103 pages; version 3 of the prospectus consisting of 74 pages; version 4 of the prospectus consisting of 66 pages; version 5 of the prospectus consisting of 11 pages; and version 6 of the prospectus consisting of 10 pages.

The undertaking to file reports.

The representation with respect to charges.

The undertaking with respect to indemnification.

The signatures.

Written consents of the following persons:

    1.  PriceWaterhouseCoopers LLP, independent accountants.*
    2.  Thom Jackson, Esq.*
    3.  Stuart L. Liebeskind, FSA, MAAA.*

----------

* To be filed by post-effective amendment on or before May 1, 1999.


The following exhibits:

        1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

        A.     (1) Resolutions of Board of Directors of The Prudential Insurance
                   Company of America:

                  (a) Resolution establishing The Prudential Variable Contract Account GI-2. (Note 2)

                  (b) Amendment to the Resolution proposing investment in unaffiliated mutual funds for the Prudential Variable Contract Account GI-2. (Note 6)

               (2) Not Applicable.

               (3) Distribution Contracts:

                  (a) Distribution Agreement between Prudential Investment Management Services LLC and The Prudential Insurance Company of America. (Note 7)

                  (b) Proposed form of Agreement between Prudential Investment Management Services LLC and independent brokers with respect to the Sale of the Group Contracts and Certificates. (Note 6)

                  (c)    Schedule of Sales Commissions. (Note 6)

                  (d)    Representative Fund Participation Agreements. (Note 8)

               (4) Not Applicable.

               (5)(a)    Group Contract. (Note 7)

                  (b)    Individual Certificate. (Note 7)

               (6)(a) Charter of The Prudential Insurance Company of America, as amended November 14, 1995. (Note 3)

                  (b) By-laws of The Prudential Insurance Company of America, as amended April 8, 1997. (Note 4)

               (7) Not Applicable.

               (8) Not Applicable.

               (9) Not Applicable.

              (10)(a)    Application Form for Group Contract. (Note 2)
                  (b)    Enrollment Form for Certificate. (Note 6)
                  (c)    Form of Investment Division Allocation Supplement.
                         (Note 6)

        2. Opinion and Consent of Thom Jackson, Esq. as to the legality of the securities being registered. (Note 1)

        3.  None.

        4.  Not Applicable.

        5.  Not Applicable.

        6. Opinion and Consent of Stuart L. Liebeskind, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)

        7.  Powers of Attorney. (Note 9)

        8. Memorandum describing Prudential's issuance, transfer, and redemption procedures for the Certificates pursuant to Rule 6e3(T)(b)(12)(iii) (Note 5)

  (Note 1)  To be filed by post-effective amendment.

  (Note 2) Incorporated by reference to Registrant's Form S-6, filed February 16, 1996.

  (Note 3)  Incorporated by reference to Post-Effective Amendment No. 9 to
            Form S-1, Registration No. 33-20083, filed April 9, 1997, on behalf of The Prudential Variable Contract Real Property Account.

  (Note 4)  Incorporated by reference to Post-Effective Amendment No. 12 to
            Form N-4, Registration No. 33-25434, filed April 30, 1997, on behalf of The Prudential Individual Variable Contract Account.

  (Note 5) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed August 22, 1996.

  (Note 6) Incorporated by reference to Pre-Effective Amendment No. 2 to this Registration Statement, filed January 27, 1997.

  (Note 7) Incorporated by reference to Pre-Effective Amendment No. 3 to this Registration Statement, filed April 29, 1997.

  (Note 8) Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed May 14, 1997.

  (Note 9) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20083, filed April 9, 1998 on behalf of The Prudential Variable Contract Real Property Account, and to Post-Effective Amendment No. 4 for Form N-4, Registration
            No. 333-23271, filed February 23, 1999, on behalf of The Prudential Discovery Select Group Variable Contract Account.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Prudential Variable Contract Account GI-2, has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 2nd day of March, 1998.

(Seal)              THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2
                                  (Registrant)

                 By: THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                   (Depositor)


Attest: /s/ Karen David-Chilowicz     By:/s/ Stuart L. Liebeskind
        --------------------------       --------------------------
        Karen David-Chilowicz            Stuart L. Liebeskind, FSA, MAAA
        Director, Prudential             Vice President and Assistant Actuary
        Group Life Insurance



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 2nd day of March, 1999.

       SIGNATURE AND TITLE
       -------------------
/s/ *
------------------------------------------
_Arthur F. Ryan
Chairman of the Board, President and
Chief Executive Officer


/s/ *
-------------------------------------------
_Anthony S. Piszel
Vice President and Controller


/s/ *                                         *By:   /s/ C. Christopher Sprague
-------------------------------------------         --------------------------
_Richard J. Carbone                            -     C. Christopher Sprague
Chief Financial Officer                              (Attorney-in-Fact)

/s/ *
-------------------------------------------
_Franklin E. Agnew
Director

/s/ *
-------------------------------------------
_Frederick K. Becker
Director

/s/ *
-------------------------------------------
_Gilbert F. Casellas
Director

/s/ *
-------------------------------------------
_James G. Cullen
Director

/s/ *
-------------------------------------------
_Carolyne K. Davis
Director

/s/ *
-------------------------------------------
_Roger A. Enrico
Director

/s/ *
-------------------------------------------
_Allan D. Gilmour
Director

/s/ *
-------------------------------------------
_William H. Gray, III
Director

/s/ *
-------------------------------------------
_Jon F. Hanson
Director

/s/ *
-------------------------------------------
_Glen H. Hiner, Jr.
Director

/s/ *
-------------------------------------------
_Constance J. Horner
Director

/s/ *                                         *By:   /s/ C. Christopher Sprague
-------------------------------------------          --------------------------
_Gaynor N. Kelley                                     C. Christopher Sprague
Director                                              (Attorney-in-Fact)

/s/ *
-------------------------------------------
_Burton G. Malkiel
Director

/s/ *
-------------------------------------------
_Ida F. S. Schmertz
Director

/s/ *
-------------------------------------------
_Charles R. Sitter
Director

/s/ *
-------------------------------------------
_Donald L. Staheli
Director

/s/ *
-------------------------------------------
_Richard M. Thomson
Director

/s/ *
-------------------------------------------
_James A. Unruh
Director

/s/ *
-------------------------------------------
_P. Roy Vagelos, M.D.
Director

/s/ *
-------------------------------------------
_Stanley C. Van Ness
Director

/s/ *
-------------------------------------------
_Paul A. Volcker
Director

/s/ *
-------------------------------------------
_Joseph H. Williams
Director

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Prudential Variable Contract Account GI-2, has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 2nd day of March, 1998.

       (Seal)      THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2
                                  (Registrant)

            By:    THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                   (Depositor)

Attest:                                  By:
        -------------------------        ---------------------------
        Karen David-Chilowicz            Stuart L. Liebeskind, FSA, MAAA
        Director, Prudential             Vice President and
        Group Life Insurance             Assistant Actuary


Pursuant to the requirements of the Securities Act of 1933, this PostEffective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 2nd day of March, 1999.

       SIGNATURE AND TITLE

 *
----------------------------------
Arthur F. Ryan
Chairman of the Board, President
and Chief Executive Officer

 *
----------------------------------
Anthony S. Piszel
Vice President and Controller

*
----------------------------------
Richard J.  Carbone
Chief Financial Officer              *By: ------------------------
                                          C. Christopher Sprague
                                          (Attorney-in-Fact)
*
----------------------------------
Franklin E. Agnew
Director

*
---------------------------------
Frederick K. Becker
Director

*
---------------------------------
Gilbert F. Casellas
Director

*
---------------------------------
James G. Cullen
Director

*
---------------------------------
Carolyne K. Davis
Director

*
---------------------------------
Roger A. Enrico
Director

*
---------------------------------
Allan D. Gilmour
Director

*
---------------------------------
William H. Gray, III
Director

*
---------------------------------
Jon F. Hanson
Director

*
---------------------------------
Glen H. Hiner, Jr.
Director

*
---------------------------------
Constance J. Horner
Director                             *By: ------------------------
                                          C. Christopher Sprague
                                          (Attorney-in-Fact)
*
---------------------------------
Gaynor N. Kelley
Director

 *
---------------------------------
Burton G. Malkiel
Director

*
--------------------------------
Ida F. S. Schmertz
Director

*
--------------------------------
Charles R. Sitter
Director

*
--------------------------------
Donald L. Staheli
Director

*
---------------------------------
Richard M. Thomson
Director

*
--------------------------------
James A. Unruh
Director

*
--------------------------------
P. Roy Vagelos, M.D.
Director

*
--------------------------------
Stanley C. Van Ness
Director

*
--------------------------------
Paul A. Volcker
Director

*
--------------------------------
Joseph H. Williams
Director